UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)

Semi-Annual Report
April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments
Global X Silver Miners ETF	1
Global X Gold Explorers ETF	4
Global X Copper Miners ETF	8
Global X Uranium ETF	12
Global X Lithium & Battery Tech ETF	16
Global X Fertilizers/Potash ETF	21
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	33
Notes to Financial Statements	37
Disclosure of Fund Expenses	53
Approval of Investment Advisory Agreement	55
Supplemental Information	60

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website https://www.sec.gov.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 15.3%
Industrials — 0.6%
Alexco Resource * (A)	1,800,135	$2,916,219
Materials — 14.6%
Americas Gold & Silver * (A)	1,220,401	2,627,164
Bear Creek Mining *	1,296,246	1,679,861
Endeavour Silver * (A)	2,171,023	3,495,347
Excellon Resources * (A)	1,330,765	507,798
First Majestic Silver *	2,310,351	18,696,386
Fortuna Silver Mines * (A)	2,523,781	7,595,237
GoGold Resources *	264,600	131,447
MAG Silver *	1,178,061	13,426,477
New Pacific Metals *	192,700	865,724
Silvercorp Metals	2,550,975	9,587,163
SilverCrest Metals * (A)	1,234,012	8,022,699
		66,635,303
TOTAL CANADA		69,551,522
MEXICO— 3.0%
Materials — 3.0%
Industrias Penoles	1,713,436	13,390,851
PERU— 3.5%
Materials — 3.5%
Cia de Minas Buenaventura ADR	1,645,235	12,322,810

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Volcan Cia Minera SAA *	39,315,110	$3,365,791
TOTAL PERU		15,688,601
SOUTH KOREA— 6.6%
Materials — 6.6%
Korea Zinc	95,316	30,195,721
UNITED KINGDOM— 22.2%
Materials — 22.2%
Fresnillo	2,471,831	22,192,852
Hochschild Mining	3,988,371	7,007,821
Polymetal International	3,493,300	71,932,546
TOTAL UNITED KINGDOM		101,133,219
UNITED STATES— 49.4%
Materials — 49.4%
Coeur d’Alene Mines *	3,453,491	14,539,197
Gold Resource	1,002,232	4,139,218
Great Panther Mining *	4,857,074	2,275,054
Hecla Mining	7,537,055	19,822,455
McEwen Mining * (A)	4,440,436	4,275,696
Pan American Silver	1,197,175	25,427,997
SSR Mining *	1,329,282	23,249,142
Wheaton Precious Metals	3,472,308	131,114,350
TOTAL UNITED STATES		224,843,109
TOTAL COMMON STOCK
(Cost $432,346,605)		454,803,023

SHORT-TERM INVESTMENT(B)(C) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $9,184,823)	9,184,823	9,184,823

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $992,152 (collateralized by U.S. Treasury Obligations, ranging in par value $239,341 - $772,061, 1.500%, 08/15/2026, with a total market value of $1,011,402)

(Cost $992,151)	$992,151	$992,151
TOTAL INVESTMENTS — 102.1%
(Cost $442,523,579)		$464,979,997

Percentages are based on Net Assets of $455,253,100.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $9,229,946.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $10,176,974.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$424,607,302	$30,195,721	$—	$454,803,023
Short-Term Investment	9,184,823	—	—	9,184,823
Repurchase Agreement	—	992,151	—	992,151
Total Investments in Securities	$433,792,125	$31,187,872	$—	$464,979,997

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 24.0%
Materials — 24.0%
Aurelia Metals	739,562	$159,783
Castile Resources *	75,060	8,108
Dacian Gold *	95,369	22,478
Gold Road Resources *	691,885	731,557
OceanaGold *	526,834	804,124
Perseus Mining *	918,645	580,386
Ramelius Resources	538,360	474,064
Regis Resources	404,451	1,191,571
Resolute Mining * (A)	751,152	464,730
Saracen Mineral Holdings *	601,246	1,708,376
Silver Lake Resources *	675,562	862,465
SolGold * (A)	788,146	270,900
St. Barbara	603,232	1,022,882
Westgold Resources *	288,441	389,014
TOTAL AUSTRALIA		8,690,438
CANADA— 51.8%
Materials — 51.8%
Alacer Gold *	248,641	1,278,157
Alamos Gold, Cl A	256,273	2,068,340
Argonaut Gold *	143,203	149,497
B2Gold	406,138	2,058,542
Dundee Precious Metals	121,304	566,804

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Eldorado Gold *	134,478	$1,284,800
Endeavour Mining *	64,844	1,169,942
Guyana Goldfields *	148,890	66,462
K92 Mining * (A)	177,794	413,460
Kirkland Lake Gold	29,419	1,218,740
Lundin Gold *	72,880	544,127
New Gold *	539,447	442,759
Novo Resources * (A)	103,866	202,654
Osisko Mining *	156,163	393,514
Premier Gold Mines * (A)	152,889	190,430
Pretium Resources *	154,631	1,183,432
Roxgold *	303,950	273,543
Sabina Gold & Silver *	220,884	311,698
SEMAFO *	284,411	716,684
SSR Mining *	104,206	1,829,860
Teranga Gold *	69,200	480,282
Torex Gold Resources *	72,285	1,030,970
Wesdome Gold Mines *	115,013	882,709
TOTAL CANADA		18,757,406
CHINA— 0.4%
Materials — 0.4%
China Gold International Resources *	181,717	88,965
Hengxing Gold Holding (A)	208,900	57,396
TOTAL CHINA		146,361
EGYPT— 5.1%
Materials — 5.1%
Centamin	929,428	1,827,086
INDONESIA— 0.7%
Materials — 0.7%
Aneka Tambang	7,171,100	245,866

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA— 4.5%
Materials — 4.5%
Highland Gold Mining	273,757	$823,205
Petropavlovsk *	2,471,474	810,524
TOTAL RUSSIA		1,633,729
TURKEY— 1.1%
Materials — 1.1%
Koza Altin Isletmeleri *	39,292	403,910
UNITED KINGDOM— 1.0%
Materials — 1.0%
Hochschild Mining	213,833	375,718
UNITED STATES— 11.0%
Materials — 11.0%
Coeur d’Alene Mines *	188,202	792,331
Golden Star Resources * (A)	64,206	150,242
McEwen Mining * (A)	238,458	229,611
Novagold Resources *	198,775	2,224,292
Seabridge Gold * (A)	42,381	592,486
TOTAL UNITED STATES		3,988,962
TOTAL COMMON STOCK
(Cost $31,539,623)		36,069,476

SHORT-TERM INVESTMENT(B)(C) — 4.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $1,531,508)	1,531,508	1,531,508

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $164,435 (collateralized by U.S. Treasury Obligations, ranging in par value $39,909 - $128,736, 1.500%, 08/15/2026, with a total market value of $168,645)

(Cost $165,435)	$165,435	$165,435
TOTAL INVESTMENTS — 104.3%
(Cost $33,236,566)		$37,766,419

Percentages are based on Net Assets of $36,218,154.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $1,564,333.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $1,696,943.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,012,080	$57,396	$—	$36,069,476
Short-Term Investment	1,531,508	—	—	1,531,508
Repurchase Agreement	—	165,435	—	165,435
Total Investments in Securities	$37,543,588	$222,831	$—	$37,766,419

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 9.1%
Materials — 9.1%
OZ Minerals	395,198	$2,320,859
Sandfire Resources	365,508	1,079,232
SolGold * (A)	2,136,908	734,495
TOTAL AUSTRALIA		4,134,586
CANADA— 26.2%
Materials — 26.2%
Altius Minerals	92,689	573,905
ERO Copper *	144,355	1,654,582
First Quantum Minerals	294,889	1,804,641
HudBay Minerals, Cl B	602,813	1,475,621
Ivanhoe Mines, Cl A *	998,258	2,098,645
Lundin Mining	487,024	2,391,378
Northern Dynasty Minerals *	851,272	490,673
Teck Resources, Cl B	153,200	1,353,371
TOTAL CANADA		11,842,816
CHINA— 17.0%
Materials — 17.0%
Jiangxi Copper, Cl H	2,202,329	2,153,367
Jinchuan Group International Resources (A)	22,289,500	1,581,356
MMG * (A)	5,102,700	895,170
Zijin Mining Group, Cl H	7,339,160	3,029,444

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$7,659,337
INDIA— 3.1%
Materials — 3.1%
Vedanta ADR (A)	308,464	1,394,257
JAPAN— 1.2%
Materials — 1.2%
Nittetsu Mining	12,870	528,954
MEXICO— 5.0%
Materials — 5.0%
Grupo Mexico, Cl B	1,046,622	2,259,403
POLAND— 5.0%
Materials — 5.0%
KGHM Polska Miedz *	122,892	2,284,444
SWEDEN— 4.5%
Materials — 4.5%
Boliden (A)	98,532	2,020,636
UNITED KINGDOM— 15.4%
Materials — 15.4%
Antofagasta	225,374	2,311,164
Central Asia Metals	391,191	714,486
Glencore *	854,875	1,586,177
Kazakhstan	448,429	2,345,089
TOTAL UNITED KINGDOM		6,956,916
UNITED STATES— 13.2%
Materials — 13.2%
Freeport-McMoRan Copper & Gold *	264,899	2,339,058
Southern Copper	75,587	2,452,042
Turquoise Hill Resources *	2,289,510	1,156,203

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$5,947,303
TOTAL COMMON STOCK
(Cost $75,022,973)		45,028,652

SHORT-TERM INVESTMENT(B)(C) — 6.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $2,884,318)	2,884,318	2,884,318

REPURCHASE AGREEMENT(B) — 0.7%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $311,566 (collateralized by U.S. Treasury Obligations, ranging in par value $75,160 - $242,451, 1.500%, 08/15/2026, with a total market value of $317,611)

(Cost $311,566)	$311,566	311,566
TOTAL INVESTMENTS — 106.8%
(Cost $78,218,857)		$48,224,536

Percentages are based on Net Assets of $45,165,362.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $2,963,473.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $3,195,884.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Copper Miners ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,369,315	$7,659,337	$—	$45,028,652
Short-Term Investment	2,884,318	—	—	2,884,318
Repurchase Agreement	—	311,566	—	311,566
Total Investments in Securities	$40,253,633	$7,970,903	$—	$48,224,536

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 10.8%
Energy — 0.3%
Paladin Energy *	6,009,303	$413,100
Financials — 3.1%
Macquarie Group	67,029	4,505,111
Materials — 7.4%
BHP Group	292,620	4,931,872
Greenland Minerals *	4,248,023	319,835
Rio Tinto	118,390	5,502,119
		10,753,826
TOTAL AUSTRALIA		15,672,037
CANADA— 40.1%
Energy — 28.2%
Cameco	3,328,542	33,166,796
Denison Mines *	4,921,198	2,125,864
Energy Fuels *	496,625	883,159
Fission Uranium * (A)	1,679,143	380,813
NexGen Energy * (A)	3,398,746	4,502,460
		41,059,092

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.9%
Uranium Participation *	1,626,005	$5,736,293
Industrials — 1.5%
Aecon Group	195,664	2,153,931
Materials — 6.5%
Barrick Gold	369,748	9,509,919
TOTAL CANADA		58,459,235
CHINA— 0.2%
Utilities — 0.2%
CGN Power, Cl H	1,387,386	347,189
JAPAN— 10.5%
Industrials — 10.5%
ITOCHU	287,440	5,711,975
Mitsubishi Heavy Industries	172,410	4,455,557
Sumitomo	450,450	5,174,899
TOTAL JAPAN		15,342,431
KAZAKHSTAN— 23.1%
Energy — 23.1%
Kazakhstan GDR	2,246,601	33,699,015
SOUTH AFRICA— 0.4%
Materials — 0.4%
Sibanye Stillwater *	305,070	627,250
SOUTH KOREA— 12.7%
Industrials — 12.7%
Daewoo Engineering & Construction *	483,432	1,412,465
Doosan Heavy Industries & Construction *	224,515	736,130
GS Engineering & Construction	215,063	4,465,587
Hyundai Engineering & Construction	186,689	5,370,306
KEPCO Engineering & Construction	20,544	286,633
Samsung C&T	71,351	6,207,235

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL SOUTH KOREA		$18,478,356
UNITED KINGDOM— 1.1%
Industrials — 1.1%
Yellow Cake *	556,168	1,543,352
UNITED STATES— 0.8%
Energy — 0.7%
Uranium Energy * (A)	573,992	631,391
Ur-Energy *	684,195	417,359
		1,048,750
Industrials — 0.1%
Graham	17,147	224,626
TOTAL UNITED STATES		1,273,376
TOTAL COMMON STOCK
(Cost $159,826,318)		145,442,241

SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $1,441,607)	1,441,607	1,441,607

REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $155,724 (collateralized by U.S. Treasury Obligations, ranging in par value $37,566 - $121,179, 1.500%, 08/15/2026, with a total market value of $158,745)

(Cost $155,724)	$155,724	155,724
TOTAL INVESTMENTS — 100.8%
(Cost $161,423,649)		$147,039,572

Percentages are based on Net Assets of $145,806,185.

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Uranium ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $1,494,738.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $1,597,331.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$126,616,696	$18,825,545	$—	$145,442,241
Short-Term Investment	1,441,607	—	—	1,441,607
Repurchase Agreement	—	155,724	—	155,724
Total Investments in Securities	$128,058,303	$18,981,269	$—	$147,039,572

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Lithium & Battery Tech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 5.1%
Materials — 5.1%
Altura Mining *	21,878,302	$716,185
Argosy Minerals * (A)	15,656,082	440,751
AVZ Minerals * (A)(B)(C)	41,161,354	1,589,949
Galaxy Resources * (A)	9,128,716	4,572,068
ioneer * (A)	24,653,727	2,179,003
Neometals * (A)	10,480,499	1,132,159
Orocobre * (A)	4,390,331	6,553,505
Pilbara Minerals * (A)	36,398,405	5,242,598
TOTAL AUSTRALIA		22,426,218
CANADA— 1.1%
Materials — 1.1%
Lithium Americas * (A)	824,135	2,782,817
Nemaska Lithium * (A)(B)(C)(D)	17,931,245	213,014
Neo Lithium *	2,421,174	976,174
Standard Lithium *	1,930,807	1,056,491
TOTAL CANADA		5,028,496

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
CHILE— 12.2%
Materials — 12.2%
Sociedad Quimica y Minera de Chile ADR (A)	2,362,630	$53,867,964
CHINA— 5.9%
Consumer Discretionary — 5.9%
BYD, Cl H (A)	4,100,638	25,812,964
GERMANY— 4.6%
Industrials — 4.6%
Akasol * (A)	51,360	2,151,462
Varta * (A)	211,165	17,508,615
Voltabox (A)	144,456	719,124
TOTAL GERMANY		20,379,201
HONG KONG— 0.9%
Consumer Discretionary — 0.1%
FDG Electric Vehicles *(B) (C)(D)	28,896,569	494,634
Industrials — 0.8%
Honbridge Holdings * (A)	76,359,200	3,348,936
TOTAL HONG KONG		3,843,570
JAPAN— 8.7%
Consumer Discretionary — 4.3%
Panasonic	2,462,320	19,038,165
Industrials — 3.9%
GS Yuasa	1,186,868	17,147,903
Materials — 0.5%
W-Scope *	676,300	2,302,083
TOTAL JAPAN		38,488,151

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 13.3%
Industrials — 0.8%
Vitzrocell	304,149	$3,482,193
Information Technology — 7.0%
L&F	328,157	5,144,076
Samsung SDI	108,783	25,534,029
		30,678,105
Materials — 5.5%
LG Chemical	78,658	24,305,254
TOTAL SOUTH KOREA		58,465,552
SWITZERLAND— 0.1%
Industrials — 0.1%
Leclanche * (A)	931,993	633,464
TAIWAN— 7.9%
Industrials — 0.8%
Advanced Lithium Electrochemistry Cayman *	2,854,598	935,965
Changs Ascending Enterprise *	885,652	956,045
SYNergy ScienTech	1,155,100	1,703,332
		3,595,342
Information Technology — 7.1%
Dynapack International Technology	3,018,800	7,238,257
Simplo Technology	2,244,580	23,550,484
STL Technology	740,100	742,925
		31,531,666
TOTAL TAIWAN		35,127,008
UNITED KINGDOM— 0.2%
Materials — 0.2%
Bacanora Lithium * (A)	2,189,620	683,566

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 39.8%
Consumer Discretionary — 13.7%
Tesla *	77,256	$60,404,921
Industrials — 4.5%
EnerSys	310,978	18,158,005
Ultralife *	216,155	1,523,893
		19,681,898
Materials — 21.6%
Albemarle	1,259,447	77,367,830
Livent *	2,896,711	17,959,608
		95,327,438
TOTAL UNITED STATES		175,414,257
TOTAL COMMON STOCK
(Cost $637,061,479)		440,170,411

SHORT-TERM INVESTMENT(E)(F) — 18.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $81,422,404)	81,422,404	81,422,404

REPURCHASE AGREEMENT(E) — 2.0%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $8,795,316 (collateralized by U.S. Treasury Obligations, ranging in par value $2,121,731 - $6,844,231, 1.500%, 08/15/2026, with a total market value of $8,965,962)

(Cost $8,795,309)	$8,795,309	8,795,309
TOTAL INVESTMENTS — 120.3%
(Cost $727,279,192)		$530,388,124

Percentages are based on Net Assets of $440,991,674.

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Lithium & Battery Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $84,294,461.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $2,297,597 and represents 0.5% of net assets.

(D)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $707,648 and represented 0.2% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $90,217,713.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$350,245,361	$87,627,453	$2,297,597	$440,170,411
Short-Term Investment	81,422,404	—	—	81,422,404
Repurchase Agreement	—	8,795,309	—	8,795,309
Total Investments in Securities	$431,667,765	$96,422,762	$2,297,597	$530,388,124

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
For the period ended April 30, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Fertilizers/Potash ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.9%
Materials — 8.9%
Incitec Pivot	188,504	$294,958
Nufarm	99,713	343,383
TOTAL AUSTRALIA		638,341
BELGIUM— 3.0%
Materials — 3.0%
Tessenderlo Group *	7,657	213,442
CANADA— 4.5%
Materials — 4.5%
Nutrien	9,016	322,679
CHILE— 5.7%
Materials — 5.7%
Sociedad Quimica y Minera de Chile ADR (A)	17,948	409,214
CHINA— 1.2%
Materials — 1.2%
China BlueChemical	572,101	85,605
GERMANY— 3.3%
Materials — 3.3%
K+S (A)	35,147	236,754

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL— 6.7%
Materials — 6.7%
Israel Chemicals	95,109	$333,480
The Israel Corp *	1,175	152,338
TOTAL ISRAEL		485,818
JAPAN— 1.6%
Materials — 1.6%
Taki Chemical	2,346	116,055
MALAYSIA— 4.5%
Materials — 4.5%
Petronas Chemicals Group	248,300	323,368
NETHERLANDS— 3.5%
Materials — 3.5%
OCI *	20,938	253,415
NORWAY— 5.5%
Materials — 5.5%
Yara International (A)	11,562	395,184
POLAND— 1.9%
Materials — 1.9%
Grupa Azoty *	21,512	137,659
RUSSIA— 5.9%
Materials — 5.9%
PhosAgro PJSC GDR	35,415	427,813
SINGAPORE— 5.1%
Consumer Staples — 5.1%
Wilmar International	146,000	370,264

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 0.8%
Materials — 0.8%
Omnia Holdings	47,353	$60,697
SOUTH KOREA— 0.5%
Materials — 0.5%
Namhae Chemical	5,258	33,616
TAIWAN— 5.0%
Materials — 5.0%
Taiwan Fertilizer	233,897	362,607
TURKEY— 2.4%
Industrials — 1.8%
Tekfen Holding *	64,344	131,183
Materials — 0.6%
Gubre Fabrikalari	19,165	43,871
TOTAL TURKEY		175,054
UNITED STATES— 29.9%
Consumer Staples — 2.3%
Andersons	9,714	164,847
Industrials — 6.0%
SiteOne Landscape Supply *	4,859	430,653
Materials — 21.6%
AdvanSix *	8,790	107,062
CF Industries Holdings	9,585	263,588
Compass Minerals International	7,936	390,134
Intrepid Potash *	29,801	28,701
Mosaic	22,261	256,224
Rentech Escrow Shares *(B) (C)	7,168	—
Scotts Miracle-Gro, Cl A	4,132	512,492
		1,558,201

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$2,153,701
TOTAL COMMON STOCK
(Cost $10,095,282)		7,201,286

SHORT-TERM INVESTMENT(D)(E) — 9.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $700,835)	700,835	700,835

REPURCHASE AGREEMENT(D) — 1.0%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $75,705 (collateralized by U.S. Treasury Obligations, ranging in par value $18,263 - $58,911, 1.500%, 08/15/2026, with a total market value of $77,174)

(Cost $75,705)	$75,705	75,705
TOTAL INVESTMENTS — 110.6%
(Cost $10,871,822)		$7,977,826

Percentages are based on Net Assets of $7,211,260.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $743,636.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $0 and represents 0% of net assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $776,540.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Fertilizers/Potash ETF

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$7,082,065	$119,221	$—	(2)	$7,201,286
Short-Term Investment	700,835	—	—		700,835
Repurchase Agreement	—	75,705	—		75,705
Total Investments in Securities	$7,782,900	$194,926	$—		$7,977,826

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
(2) Amounts designated as “—“ are $0 or have been rounded to $0.
For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
25

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$441,531,428		$33,071,131		$77,907,291
Cost of Repurchase Agreement	992,151		165,435		311,566
Cost of Foreign Currency	2,558		2		4,798
Investments, at Value	$463,987,846	*	$37,600,984	*	$47,912,970	*
Repurchase Agreement, at Value	992,151		165,435		311,566
Cash	268,860		82,481		—
Foreign Currency, at Value	2,226		2		4,862
Receivable for Investment Securities Sold	7,102,333		11,110		—
Dividend and Interest Receivable	378,804		73,742		146,179
Reclaim Receivable	60,780		624		10,592
Unrealized Appreciation on Spot Contracts	971		—		—
Total Assets	472,793,971		37,934,378		48,386,169
Liabilities:
Obligation to Return Securities Lending Collateral	10,176,974		1,696,943		3,195,884
Payable for Investment Securities Purchased	7,137,086		—		—
Payable due to Investment Adviser	226,811		19,256		21,790
Unrealized Depreciation on Spot Contracts	—		25		—
Cash Overdraft	—		—		3,133
Total Liabilities	17,540,871		1,716,224		3,220,807
Net Assets	$455,253,100		$36,218,154		$45,165,362
Net Assets Consist of:
Paid-in Capital	$778,937,012		$95,853,200		$113,152,529
Total Distributable Loss	(323,683,912)		(59,635,046)		(67,987,167)
Net Assets	$455,253,100		$36,218,154		$45,165,362
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	14,597,318		1,362,054		3,099,374
Net Asset Value, Offering and Redemption Price Per Share	$31.19		$26.59		$14.57
*Includes Market Value of Securities on Loan	$9,229,946		$1,564,333		$2,963,473

The accompanying notes are an integral part of the financial statements.
26

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X Uranium ETF		Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$161,267,925		$718,483,883		$10,796,117
Cost of Repurchase Agreement	155,724		8,795,309		75,705
Cost of Foreign Currency	2,885		3,399		4,535
Investments, at Value	$146,883,848	*	$521,592,815	*	$7,902,121	*
Repurchase Agreement, at Value	155,724		8,795,309		75,705
Cash	102,530		171,407		—
Foreign Currency, at Value	3,041		3,431		4,512
Dividend and Interest Receivable	334,309		1,382,670		4,076
Reclaim Receivable	—		—		6,582
Unrealized Appreciation on Spot Contracts	—		—		18
Total Assets	147,479,452		531,945,632		7,993,014
Liabilities:
Obligation to Return Securities Lending Collateral	1,597,331		90,217,713		776,540
Payable due to Investment Adviser	75,936		248,978		3,819
Payable for Investment Securities Purchased	—		487,267		—
Cash Overdraft	—		—		1,395
Total Liabilities	1,673,267		90,953,958		781,754
Net Assets	$145,806,185		$440,991,674		$7,211,260
Net Assets Consist of:
Paid-in Capital	$641,765,462		$750,223,991		$20,288,398
Total Distributable Loss	(495,959,277)		(309,232,317)		(13,077,138)
Net Assets	$145,806,185		$440,991,674		$7,211,260
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	13,581,666		17,324,628		1,050,000
Net Asset Value, Offering and Redemption Price Per Share	$10.74		$25.45		$6.87
*Includes Market Value of Securities on Loan	$1,494,738		$84,294,461		$743,636

The accompanying notes are an integral part of the financial statements.
27

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$3,996,360	$162,288	$547,739
Interest Income	4,759	246	313
Security Lending Income	439,986	34,761	11,990
Less: Foreign Taxes Withheld	(430,664)	(4,738)	(22,777)
Total Investment Income	4,010,441	192,557	537,265
Supervision and Administration Fees(1)	1,596,789	129,507	200,280
Custodian Fees(2)	2,351	24	106
Total Expenses	1,599,140	129,531	200,386
Net Investment Income	2,411,301	63,026	336,879
Net Realized Gain (Loss) on:
Investments(3)	10,742,371	2,336,233	(5,626,687)
Foreign Currency Transactions	(33,620)	2,027	(916)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	10,708,751	2,338,260	(5,627,603)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,598,121)	(352,356)	(11,853,705)
Foreign Currency Translations	(18,716)	175	482
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(2,616,837)	(352,181)	(11,853,223)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	8,091,914	1,986,079	(17,480,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,503,215	$2,049,105	$(17,143,947)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
28

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$1,986,750	$3,494,056	$87,075
Interest Income	5,242	2,218	6
Security Lending Income	29,062	2,627,587	4,932
Less: Foreign Taxes Withheld	(226,500)	(580,808)	(13,016)
Total Investment Income	1,794,554	5,543,053	78,997
Supervision and Administration Fees(1)	558,235	1,819,296	30,494
Custodian Fees(2)	1,148	4,661	118
Total Expenses	559,383	1,823,957	30,612
Net Investment Income	1,235,171	3,719,096	48,385
Net Realized Loss on:
Investments(3)	(24,590,240)	(8,213,370)	(997,654)
Foreign Currency Transactions	(83,598)	(78,914)	(1,743)
Net Realized Loss on Investments and Foreign Currency Transactions	(24,673,838)	(8,292,284)	(999,397)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,696,262	1,229,111	(1,118,956)
Foreign Currency Translations	3,286	4,088	195
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	17,699,548	1,233,199	(1,118,761)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(6,974,290)	(7,059,085)	(2,118,158)
Net Decrease in Net Assets Resulting from Operations	$(5,739,119)	$(3,339,989)	$(2,069,773)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
29

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$2,411,301	$3,061,753	$63,026	$71,824
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	10,708,751	(18,867,140)	2,338,260	868,152
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,616,837)	124,559,124	(352,181)	10,352,164
Net Increase in Net Assets Resulting from Operations	10,503,215	108,753,737	2,049,105	11,292,140
Distributions	(7,034,718)	(5,525,823)	(687,040)	(24,354)
Capital Share Transactions:
Issued	3,309,849	179,965,995	—	5,224,767
Redeemed	(77,115,879)	(59,118,712)	(8,613,541)	(5,605,108)
Increase (Decrease) in Net Assets from Capital Share Transactions	(73,806,030)	120,847,283	(8,613,541)	(380,341)
Total Increase (Decrease) in Net Assets	(70,337,533)	224,075,197	(7,251,476)	10,887,445
Net Assets:
Beginning of Period	525,590,633	301,515,436	43,469,630	32,582,185
End of Period	$455,253,100	$525,590,633	$36,218,154	$43,469,630
Share Transactions:
Issued	100,000	6,500,000	—	200,000
Redeemed	(2,800,000)	(2,200,000)	(350,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,700,000)	4,300,000	(350,000)	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
30

Statements of Changes in Net Assets
	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$336,879	$1,098,818	$1,235,171	$3,472,315
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(5,627,603)	(2,103,004)	(24,673,838)	(24,129,651)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(11,853,223)	(140,224)	17,699,548	3,723,140
Net Decrease in Net Assets Resulting from Operations	(17,143,947)	(1,144,410)	(5,739,119)	(16,934,196)
Distributions	(226,622)	(2,203,738)	(1,311,296)	(3,082,771)
Capital Share Transactions:
Issued	32,994,442	9,387,014	32,350	98,884
Redeemed	(18,479,563)	(26,815,633)	(34,791,458)	(101,419,571)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,514,879	(17,428,619)	(34,759,108)	(101,320,687)
Total Decrease in Net Assets	(2,855,690)	(20,776,767)	(41,809,523)	(121,337,654)
Net Assets:
Beginning of Period	48,021,052	68,797,819	187,615,708	308,953,362
End of Period	$45,165,362	$48,021,052	$145,806,185	$187,615,708
Share Transactions:
Issued	1,700,000	500,000	—	—
Redeemed	(1,350,000)	(1,300,000)	(3,600,000)	(8,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	350,000	(800,000)	(3,600,000)	(8,400,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
31

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$3,719,096	$9,857,030	$48,385	$175,225
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(8,292,284)	(33,026,292)	(999,397)	(472,410)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,233,199	(69,402,183)	(1,118,761)	(901,581)
Net Decrease in Net Assets Resulting from Operations	(3,339,989)	(92,571,445)	(2,069,773)	(1,198,766)
Distributions	(5,093,629)	(19,555,528)	(28,068)	(293,332)
Return of Capital	—	—	—	(6,152)
Capital Share Transactions:
Issued	54,911,982	18,595,520	459	462,687
Redeemed	(60,610,355)	(190,497,918)	(596,541)	(2,795,125)
Decrease in Net Assets from Capital Share Transactions	(5,698,373)	(171,902,398)	(596,082)	(2,332,438)
Total Decrease in Net Assets	(14,131,991)	(284,029,371)	(2,693,923)	(3,830,688)
Net Assets:
Beginning of Period	455,123,665	739,153,036	9,905,183	13,735,871
End of Period	$440,991,674	$455,123,665	$7,211,260	$9,905,183
Share Transactions:
Issued	1,800,000	700,000	—	50,000
Redeemed	(2,650,000)	(6,900,000)	(100,000)	(300,000)
Net Decrease in Shares Outstanding from Share Transactions	(850,000)	(6,200,000)	(100,000)	(250,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
32

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X Silver Miners ETF
2020 (Unaudited)	30.39	0.14	1.07	1.21	(0.41)	—
2019	23.20	0.21	7.38	7.59	(0.40)	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	(0.01)
2016	20.83	0.05	19.80	19.85	(0.07)	—
2015(1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—
Global X Gold Explorers ETF
2020 (Unaudited)	25.39	0.04	1.57	1.61	(0.41)	—
2019	18.49	0.04	6.87	6.91	(0.01)	—
2018	21.46	0.06	(3.03)	(2.97)	—	—
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—
2016	19.89	(0.06)	17.04	16.98	(1.92)	—
2015(2)	19.28	0.14	0.50	0.64	(0.03)	—
Global X Copper Miners ETF
2020 (Unaudited)	17.47	0.09	(2.94)	(2.85)	(0.05)	—
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	—
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	—
2017	17.60	0.20	7.93	8.13	(0.12)	—
2016	14.98	0.07	2.69	2.76	(0.14)	—
2015(1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—

The accompanying notes are an integral part of the financial statements.
33

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.41)	31.19	3.90	455,253	0.65	†	0.98	†	3.24
(0.40)	30.39	33.08	525,591	0.66		0.80		42.16
(0.01)	23.20	(27.40)	301,515	0.65		1.10		25.71
(1.07)	31.96	(18.61)	378,656	0.65		0.56		24.46
(0.07)	40.61	95.69	379,617	0.65		0.17		27.45
(0.02)	20.83	(20.35)	143,756	0.65		0.22		26.75

(0.41)	26.59	6.36	36,218	0.65	†	0.32	†	1.75
(0.01)	25.39	37.40	43,470	0.65		0.19		16.35
—	18.49	(13.84)	32,582	0.65		0.26		20.31
(8.05)	21.46	(13.61)	44,256	0.66		0.31		84.00
(1.92)	34.95	95.95	72,074	0.66		(0.22)		17.06
(0.03)	19.89	3.36	29,093	0.65		0.70		57.53

(0.05)	14.57	(16.38)	45,165	0.65	†	1.09	†	31.83
(0.70)	17.47	(6.51)	48,021	0.65		1.89		18.77
(0.43)	19.38	(23.12)	68,798	0.65		1.74		17.00
(0.12)	25.61	46.38	66,567	0.65		0.89		43.58
(0.14)	17.60	18.88	25,504	0.65		0.57		34.73
(0.51)	14.98	(38.64)	18,979	0.65		1.07		29.72

+
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
34

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X Uranium ETF
2020 (Unaudited)	10.92	0.08		(0.18)	(0.10)	(0.08)	(0.08)
2019	12.08	0.17		(1.17)	(1.00)	(0.16)	(0.16)
2018	11.88	0.03		0.48	0.51	(0.31)	(0.31)
2017	12.08	0.16		0.58	0.74	(0.94)	(0.94)
2016	14.94	0.09		(2.68)	(2.59)	(0.27)	(0.27)
2015(1)	23.26	0.15		(7.50)	(7.35)	(0.97)	(0.97)
Global X Lithium & Battery Tech ETF
2020 (Unaudited)	25.04	0.20		0.49	0.69	(0.28)	(0.28)
2019	30.32	0.48		(4.86)	(4.38)	(0.90)	(0.90)
2018	39.14	0.33		(7.89)	(7.56)	(1.26)	(1.26)
2017	24.02	0.33		15.31	15.64	(0.52)	(0.52)
2016	20.62	0.27		3.18	3.45	(0.05)	(0.05)
2015(1)	24.00	0.08		(3.22)	(3.14)	(0.24)	(0.24)
Global X Fertilizers/Potash ETF
2020 (Unaudited)	8.61	0.04		(1.76)	(1.72)	(0.02)	(0.02)
2019	9.81	0.14		(1.10)	(0.96)	(0.24) ^	(0.24)
2018	10.28	0.15		(0.55)	(0.40)	(0.07)	(0.07)
2017	8.56	0.14		1.87	2.01	(0.29)	(0.29)
2016	9.98	0.18	‡‡	(1.27)	(1.09)	(0.33)	(0.33)
2015	10.87	0.33		(0.97)	(0.64)	(0.25)	(0.25)

The accompanying notes are an integral part of the financial statements.
35

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

10.74	(0.94)	145,806	0.69	†	1.53	†	22.81
10.92	(8.42)	187,616	0.71		1.46		23.93
12.08	3.79	308,953	0.72		0.20		54.06
11.88	5.75	236,218	0.69		1.16		11.95
12.08	(17.53)	102,437	0.70		0.71		14.48
14.94	(33.01)	142,056	0.69		0.74		22.37

25.45	2.69	440,992	0.75	†	1.53	†	14.00
25.04	(14.61)	455,124	0.75		1.75		35.28
30.32	(20.01)	739,153	0.75		0.96		16.48
39.14	66.46	950,071	0.75		1.02		68.13
24.02	16.76	112,304	0.76		1.21		44.90
20.62	(13.18)	40,731	0.75		0.35		31.14

6.87	(19.99)	7,211	0.69	†	1.10	†	15.23
8.61	(9.87)	9,905	0.70		1.55		16.81
9.81	(3.90)	13,736	0.69		1.40		28.17
10.28	23.99	15,418	0.69		1.46		23.56
8.56	(11.15)	11,125	0.69		2.00	‡‡	25.38
9.98	(6.01)	11,483	0.69		2.97		30.64

(1)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Includes a return of capital of less than $0.005 per share.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡‡
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

The accompanying notes are an integral part of the financial statements.
36

Notes to Financial Statements (unaudited)
April 30, 2020

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2020, the Trust had eighty-three  portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the

37

Notes to Financial Statements (unaudited) (continued)
April 30, 2020
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2020, there was $2,297,597 and $0 of fair valued securities in Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF respectively. There were no other securities priced using the Fair Value Procedures.

38

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2020 there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2020. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

39

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non- Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)

Global X Silver Miners ETF
BNP Paribas	$992,151	$992,151	$–	$–
Global X Gold Explorers ETF
BNP Paribas	165,435	165,435	–	–
Global X Copper Miners ETF
BNP Paribas	311,566	311,566	–	–
Global X Uranium ETF
BNP Paribas	155,724	155,724	–	–
Global X Lithium & Battery Tech ETF
BNP Paribas	8,795,309	8,795,309	–	–
Global X Fertilizer/Potash ETF
BNP Paribas	75,705	75,705	–	–

40

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Funds.
As of and during the period ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations

41

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value as of April 30, 2020	Redemption Fee
Global X Silver Miners ETF	50,000	$500	$1,559,500	$500
Global X Gold Explorers ETF	50,000	1,000	1,329,500	1,000
Global X Copper Miners ETF	50,000	800	728,500	800
Global X Uranium ETF	50,000	500	537,000	500
Global X Lithium & Battery Tech ETF	50,000	1,000	1,272,500	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	343,500	1,000

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

42

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As

43

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as  contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

44

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

4. INVESTMENT TRANSACTIONS (continued)
	Purchases	Sales and Maturities
Global X Silver Miners ETF	$12,911,658	$21,245,501
Global X Gold Explorers ETF	695,105	1,445,816
Global X Copper Miners ETF	2,672,156	233,176
Global X Uranium ETF	36,814,827	42,680,787
Global X Lithium & Battery Tech ETF	26,464,538	18,233,926
Global X Fertilizers/Potash ETF	1,346,852	1,396,075

For the period ended April 30, 2020, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$2,970,958	$69,981,471	$14,618,066
Global X Gold Explorers ETF	–	8,596,172	2,402,266
Global X Copper Miners ETF	30,780,267	18,457,395	(5,571,912)
Global X Uranium ETF	–	29,049,384	(2,951,694)
Global X Lithium & Battery Tech ETF	42,613,482	48,274,406	(1,528,234)
Global X Fertilizers/Potash ETF	–	537,528	(147,657)

For the year ended October 31, 2019, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$158,607,185	$50,765,722	$11,197,503
Global X Gold Explorers ETF	5,227,925	5,604,288	1,426,219
Global X Copper Miners ETF	8,506,427	26,798,228	1,511,179
Global X Uranium ETF	–	82,358,289	8,182,876
Global X Lithium & Battery Tech ETF	14,347,370	156,294,703	(13,951,610)
Global X Fertilizers/Potash ETF	418,446	2,505,577	294,868

During the period ended April 30, 2020, there were no purchases or sales of long-term U.S. Government securities for the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions

45

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years ended October 31, 2019 and 2018 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2019	$5,525,823	$–	$–	$5,525,823
2018	82,106	–	–	82,106
Global X Gold Explorers ETF
2019	$24,354	$–	$–	$24,354
2018	–	–	–	–
Global X Copper Miners ETF
2019	$2,203,738	$–	$–	$2,203,738
2018	1,070,604	–	–	1,070,604
Global X Uranium ETF
2019	$3,082,771	$–	$–	$3,082,771
2018	7,648,887	–	–	7,648,887
Global X Lithium & Battery Tech ETF
2019	$19,555,528	$–	$–	$19,555,528
2018	34,929,753	–	–	34,929,753
Global X Fertilizers/Potash ETF
2019	$293,332	$–	$6,152	$299,484
2018	111,375	–	–	111,375

As of October 31, 2019, the components of tax basis accumulated losses were as follows:
	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$6,012,399	$687,037	$170,136	$526,338
Capital Loss Carryforwards	(326,837,856)	(63,180,484)	(29,073,497)	(439,888,343)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,326,946)	1,496,338	(21,713,230)	(49,546,859)
Other Temporary Differences	(6)	(2)	(7)	2
Total Accumulated Losses	$(327,152,409)	$(60,997,111)	$(50,616,598)	$(488,908,862)

46

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$3,269,974	$–
Capital Loss Carryforwards	(83,154,489)	(8,168,245)
Unrealized Depreciation on Investments and Foreign Currency	(220,914,177)	(2,811,040)
Other Temporary Differences	(7)	(12)
Total Accumulated Losses	$(300,798,699)	$(10,979,297)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”)  is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$49,488,620	$277,349,236	$326,837,856
Global X Gold Explorers ETF	13,116,828	50,063,656	63,180,484
Global X Copper Miners ETF	7,180,931	21,892,566	29,073,497
Global X Uranium ETF	77,440,144	362,448,199	439,888,343
Global X Lithium & Battery Tech ETF	26,160,288	56,994,201	83,154,489
Global X Fertilizers/Potash ETF	894,282	7,273,963	8,168,245

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2020 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$442,523,579	$101,108,883	$(78,652,465)	$22,456,418
Global X Gold Explorers ETF	33,236,566	11,040,180	(6,510,327)	4,529,853
Global X Copper Miners ETF	78,218,857	136,459	(30,130,780)	(29,994,321)
Global X Uranium ETF	161,423,649	10,255,637	(24,639,714)	(14,384,077)
Global X Lithium & Battery Tech ETF	727,279,192	73,240,522	(270,131,590)	(196,891,068)
Global X Fertilizers/Potash ETF	10,871,822	419,848	(3,313,844)	(2,893,996)

47

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

48

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2020, the value of securities on loan was $9,229,946, $1,564,333, $2,963,473, $1,494,738, $84,294,461 and $743,636 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF,
Global X Lithium & Battery Tech ETF and Global X Fertilizer/Potash ETF respectively, and the cash collateral received from securities on loan was $10,176,974, $1,696,943, $3,195,884, $1,597,331, $90,217,713 and $776,540 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizer/Potash ETF, respectively.

49

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
At April 30, 2020, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Silver Miners ETF
Barclays Capital Inc.	$59,073	$64,279
Citigroup Global Markets Inc.	459,990	505,683
Credit Suisse Securities (USA)	47,778	51,625
JP Morgan Securities LLC	653,837	718,996
Morgan Stanley And Co., LLC	3,721,823	4,131,143
Scotia Capital USA Inc.	4,287,445	4,705,248
Global X Gold Explorers ETF
Barclays Capital Inc.	$106,490	$117,162
Citigroup Global Markets Inc.	484,550	524,295
Goldman, Sachs & Co.	443,463	469,234
Morgan Stanley And Co., LLC	172,208	196,727
National Financial Services LLC	357,622	389,525
Global X Copper Miners ETF
Bofa Securities, Inc.	$106,419	$120,000
JP Morgan Securities LLC	660,422	715,269
Morgan Stanley And Co., LLC	681,154	719,318
UBS AG London Branch	1,515,478	1,641,297
Global X Uranium ETF
Barclays Capital Inc.	$876,371	$948,333
Bofa Securities, Inc.	46,640	53,000
JP Morgan Securities LLC	571,727	595,998
Global X Lithium & Battery Tech ETF
Barclays Capital Inc.	$1,421,242	$1,652,013
Bofa Securities, Inc.	2,092,234	2,270,587
Citigroup Global Markets Inc.	1,102,464	1,271,353
Credit Suisse Securities (USA)	7,157,491	8,268,367
Goldman, Sachs & Co.	31,836,315	33,730,124
JP Morgan Securities LLC	5,516,699	5,952,179
Morgan Stanley And Co., LLC	32,127,041	33,770,664
Scotia Capital USA Inc.	2,648,602	2,865,986
UBS AG London Branch	392,373	436,440
Global X Fertilizer/Potash ETF
JPMorgan Securities LLC	$105,757	$110,999
Scotia Capital USA Inc.	306,911	320,372
UBS AG London Branch	330,968	345,169

(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

50

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective November 18, 2015, each of the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium & Battery Tech ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:
November 18, 2015:
Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium & Battery Tech ETF	1:2

51

Notes to Financial Statements (unaudited) (concluded)
April 30, 2020

10. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to RICs were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.  Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
12. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

52

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2019 through April 30, 2020.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

53

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,039.00	0.65%	$3.30
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,063.60	0.65%	$3.34
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$836.20	0.65%	$2.97
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X Uranium ETF
Actual Fund Return	$1,000.00	$990.60	0.69%	$3.42
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47

Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$1,026.90	0.75%	$3.78
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77

Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$800.10	0.69%	$3.09
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period.)

54

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held in person on November 15, 2019, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

55

Approval of Investment Advisory Agreement (unaudited)

•
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. The Board examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

56

Approval of Investment Advisory Agreement (unaudited)

Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at competitive levels to make the Renewal Funds viable in the marketplace; and

57

Approval of Investment Advisory Agreement (unaudited)

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed

58

Approval of Investment Advisory Agreement (unaudited)

above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

59

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

60

605 3rd Avenue, 43rd Floor,
New York, New York 10158
 1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor,
New York, New York 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Funds described.
GLX-SA-001-1200

Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Large-Cap 50 ETF (ticker: CHIL)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X DAX Germany ETF (ticker: DAX)

Semi-Annual Report
April 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X MSCI China Consumer Discretionary ETF	1
Global X MSCI China Energy ETF	6
Global X MSCI China Financials ETF	9
Global X MSCI China Industrials ETF	15
Global X MSCI China Materials ETF	21
Global X MSCI China Communication Services ETF	25
Global X MSCI China Consumer Staples ETF	28
Global X MSCI China Health Care ETF	31
Global X MSCI China Information Technology ETF	35
Global X MSCI China Real Estate ETF	39
Global X MSCI China Utilities ETF	42
Global X MSCI China Large-Cap 50 ETF	44
Global X FTSE Southeast Asia ETF	48
Global X MSCI Colombia ETF	53
Global X MSCI Argentina ETF	57
Global X MSCI Greece ETF	62
Global X MSCI Norway ETF	66
Global X FTSE Nordic Region ETF	72
Global X MSCI Nigeria ETF	75
Global X MSCI Next Emerging & Frontier ETF	77
Global X MSCI Portugal ETF	93
Global X MSCI Pakistan ETF	97
Global X DAX Germany ETF	100
Statements of Assets and Liabilities	103
Statements of Operations	109
Statements of Changes in Net Assets	115
Financial Highlights	127
Notes to Financial Statements	141
Disclosure of Fund Expenses	168
Approval of Investment Advisory Agreement	171
Supplemental Information	175

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 100.0%
Consumer Discretionary — 100.0%
Alibaba Group Holding ADR *	59,752	$12,109,938
ANTA Sports Products	571,696	4,826,601
BAIC BluePark New Energy Technology, Cl A *	221,100	171,635
BAIC Motor, Cl H	1,561,600	688,910
Baozun ADR *(A)	41,629	1,325,467
Bosideng International Holdings	3,097,400	843,036
Brilliance China Automotive Holdings	2,906,400	2,703,070
BTG Hotels Group, Cl A	62,100	143,916
BYD, Cl A	103,494	879,047
BYD, Cl H (A)	615,300	3,873,231
Changzhou Xingyu Automotive Lighting Systems, Cl A	17,700	248,751
China East Education Holdings *	523,800	845,934
China Education Group Holdings	577,100	972,212
China Grand Automotive Services Group, Cl A	457,653	223,661
China International Travel Service, Cl A	112,658	1,457,029
Chongqing Changan Automobile, Cl A	219,283	301,309
Dongfeng Motor Group, Cl H	2,601,946	1,728,511
Fuyao Glass Industry Group, Cl A	114,251	320,288
Fuyao Glass Industry Group, Cl H	485,000	1,069,805

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Discretionary ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Geely Automobile Holdings	2,712,200	$4,240,245
GOME Electrical Appliances Holding (A)	9,264,200	1,075,516
Great Wall Motor, Cl H	2,973,597	1,986,911
Gree Electric Appliances of Zhuhai, Cl A	173,200	1,343,773
Guangzhou Automobile Group, Cl A	132,240	183,580
Guangzhou Automobile Group, Cl H	2,827,423	2,549,380
Haidilao International Holding (A)	355,300	1,546,805
Haier Electronics Group	1,213,900	3,343,085
Haier Smart Home, Cl A	348,619	763,477
Hangzhou Robam Appliances, Cl A	52,232	235,880
HLA, Cl A	187,903	170,353
Huayu Automotive Systems, Cl A	179,717	519,343
Huazhu Group ADR	111,101	4,000,747
JD.com ADR *	267,156	11,514,424
Li Ning	1,421,000	4,481,667
Liaoning Cheng Da, Cl A *	84,800	211,539
Luckin Coffee ADR *(A)(B)(C)(D)	80,807	354,743
Meituan Dianping, Cl B *	485,400	6,499,258
NavInfo, Cl A	110,900	230,932
New Oriental Education & Technology Group ADR *	59,259	7,565,004
Nexteer Automotive Group	833,200	432,058
Ningbo Joyson Electronic, Cl A *	72,900	210,149
NIO ADR *(A)	630,113	2,148,685
Oppein Home Group, Cl A	15,725	236,944
Pinduoduo ADR *	123,677	5,867,237
SAIC Motor, Cl A	447,700	1,198,627
Shandong Linglong Tyre, Cl A	67,732	207,820
Shanghai Jinjiang International Hotels, Cl A	43,027	178,706

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Discretionary ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shanghai Yuyuan Tourist Mart Group, Cl A	206,726	$222,558
Shenzhen Overseas Chinese Town, Cl A	464,500	429,011
Shenzhou International Group Holdings	386,862	4,508,695
Songcheng Performance Development, Cl A	82,600	349,035
Suning.com, Cl A	531,400	633,824
Suofeiya Home Collection, Cl A	58,400	155,941
TAL Education Group ADR *	158,151	8,570,203
TCL, Cl A	773,605	508,478
Topsports International Holdings	1,188,400	1,493,098
Trip.com Group ADR *	208,007	5,358,260
Vipshop Holdings ADR *	329,442	5,248,011
Visual China Group, Cl A	43,500	108,021
Wanxiang Qianchao, Cl A	174,272	122,693
Weifu High-Technology Group, Cl A	53,300	152,515
Wuchan Zhongda Group, Cl A	323,100	214,199
Yum China Holdings	153,479	7,437,592
Zhejiang Semir Garment, Cl A	113,787	115,087
Zhejiang Supor, Cl A	30,900	288,368
Zhejiang Wanfeng Auto Wheel, Cl A	138,600	125,655
Zhongsheng Group Holdings	545,500	2,202,448
TOTAL COMMON STOCK
(Cost $133,289,793)		136,272,931

SHORT-TERM INVESTMENT(E)(F) — 5.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $7,726,824)	7,726,824	7,726,824

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Discretionary ETF
	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.6%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $834,658 (collateralized by U.S. Treasury Obligations, ranging in par value $201,348 - $649,504, 1.500%, 08/15/2026, with a total market value of $850,852)

(Cost $834,657)	$834,657	$834,657
TOTAL INVESTMENTS — 106.3%
(Cost $141,851,274)		$144,834,412

Percentages are based on Net Assets of $136,274,676.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $8,021,713.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $354,743 and represented 0.3% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $354,743 and represents 0.3% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $8,561,481.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$77,125,137	$58,793,051	$354,743	$136,272,931
Short-Term Investment	7,726,824	—	—	7,726,824
Repurchase Agreement	—	834,657	—	834,657
Total Investments in Securities	$84,851,961	$59,627,708	$354,743	$144,834,412

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Energy ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 98.3%
Energy — 98.3%
Anton Oilfield Services Group	533,300	$33,364
China Coal Energy, Cl H	179,841	48,020
China Merchants Energy Shipping, Cl A	61,700	59,258
China Oilfield Services, Cl H	53,786	41,767
China Petroleum & Chemical, Cl A	3,650	2,306
China Petroleum & Chemical, Cl H	313,097	158,318
China Shenhua Energy, Cl A	3,600	8,124
China Shenhua Energy, Cl H	89,030	159,172
China Suntien Green Energy, Cl H	220,900	51,005
CNOOC	111,585	126,521
COSCO SHIPPING Energy Transportation, Cl A	54,400	65,348
COSCO SHIPPING Energy Transportation, Cl H	112,100	73,602
Guanghui Energy, Cl A	116,750	41,677
Honghua Group *	938,800	28,821
Inner Mongolia Yitai Coal, Cl B	83,694	51,723
Offshore Oil Engineering, Cl A	58,975	41,353
PetroChina, Cl A	3,800	2,390
PetroChina, Cl H	385,463	138,725
Shaanxi Coal Industry, Cl A	55,136	58,890
Shandong Xinchao Energy, Cl A *	148,300	37,814
Shanxi Lu’an Environmental Energy Development, Cl A	56,365	45,352
Shanxi Meijin Energy, Cl A *	39,800	37,436

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Energy ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Energy — continued
Shanxi Xishan Coal & Electricity Power, Cl A	66,126	$44,307
Sinopec Kantons Holdings	147,600	65,495
Wison Engineering Services	484,600	48,758
Yantai Jereh Oilfield Services Group, Cl A	10,100	35,654
Yanzhou Coal Mining, Cl A	40,464	47,518
Yanzhou Coal Mining, Cl H	104,225	79,052
TOTAL CHINA		1,631,770
HONG KONG — 1.7%
Energy — 1.7%
China LNG Group *	864,700	27,327
TOTAL COMMON STOCK
(Cost $2,242,707)		1,659,097

U.S. TREASURY OBLIGATION — 6.0%
United States Treasury Bill
0.061%, 05/14/20(A)
(Cost $99,998)	$100,000	99,997
TOTAL INVESTMENTS — 106.0%
(Cost $2,342,705)		$1,759,094

Percentages are based on Net Assets of $1,659,669.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Energy ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$169,119	$1,489,978	$—	$1,659,097
U.S. Treasury Obligation	—	99,997	—	99,997
Total Investments in Securities	$169,119	$1,589,975	$—	$1,759,094

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Financials ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.9%
Financials — 99.9%
Agricultural Bank of China, Cl A	461,500	$226,195
Agricultural Bank of China, Cl H	3,441,288	1,447,122
Anxin Trust, Cl A (A)(B)(C)	91,200	28,506
Avic Capital, Cl A	90,500	50,382
Bank of Beijing, Cl A	145,000	102,290
Bank of Chengdu, Cl A	44,700	49,073
Bank of China, Cl H	8,122,034	3,111,629
Bank of China Ltd., Cl A	250,700	123,586
Bank of Communications, Cl A	261,100	191,590
Bank of Communications, Cl H	1,244,871	790,053
Bank of Guiyang, Cl A	42,820	47,919
Bank of Hangzhou, Cl A	50,445	59,168
Bank of Jiangsu, Cl A	87,300	74,694
Bank of Nanjing, Cl A	68,284	74,384
Bank of Ningbo, Cl A	39,300	145,023
Bank of Shanghai, Cl A	95,698	110,754
Caitong Securities, Cl A	40,400	54,654
Changjiang Securities, Cl A	58,400	52,697
China Cinda Asset Management, Cl H	1,941,600	378,184
China Citic Bank Corp Ltd., Cl H	1,319,622	645,142
China CITIC Bank Corp Ltd., Cl A	66,600	49,058

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Financials ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
China Construction Bank, Cl A	7,700	$7,014
China Construction Bank, Cl H	4,239,226	3,455,972
China Everbright	240,400	367,778
China Everbright Bank, Cl A	266,200	140,654
China Everbright Bank, Cl H	838,600	355,891
China Galaxy Securities, Cl H	828,200	423,055
China Huarong Asset Management, Cl H	2,349,300	263,648
China International Capital, Cl H	271,000	416,689
China Life Insurance, Cl H	696,140	1,485,247
China Life Insurance, Cl A	10,302	41,650
China Merchants Bank, Cl A	120,629	599,612
China Merchants Bank, Cl H	416,034	1,993,675
China Merchants Securities, Cl A	41,700	109,162
China Minsheng Banking, Cl A	235,600	196,574
China Minsheng Banking, Cl H	1,041,326	779,079
China Pacific Insurance Group, Cl A	43,200	188,298
China Pacific Insurance Group, Cl H	323,312	1,071,819
China Reinsurance Group, Cl H	1,843,100	216,350
China Taiping Insurance Holdings	270,530	455,749
Chongqing Rural Commercial Bank, Cl H	733,600	320,794
CITIC Securities, Cl A	65,800	220,907
CITIC Securities, Cl H	319,996	617,508
CSC Financial, Cl A	21,500	106,566
Dongxing Securities, Cl A	35,100	53,301
East Money Information, Cl A	48,700	125,831
Everbright Securities, Cl A	40,557	64,231
Far East Horizon	498,500	402,537
First Capital Securities, Cl A	56,200	55,409
Founder Securities, Cl A	71,900	72,518

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Financials ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
GF Securities Ltd., Cl A	46,400	$90,114
GF Securities Ltd., Cl H	337,300	368,524
Guosen Securities, Cl A	36,245	54,886
Guotai Junan Securities, Cl A	49,744	119,227
Guotai Junan Securities, Cl H	226,700	326,349
Guoyuan Securities, Cl A	41,600	48,145
Haitong Securities Ltd., Cl A	55,600	101,523
Haitong Securities Ltd., Cl H	539,200	491,740
Hithink RoyalFlush Information Network, Cl A	5,800	98,141
Huaan Securities Ltd., Cl A	54,600	56,075
Huatai Securities Ltd., Cl A	48,300	124,114
Huatai Securities Ltd., Cl H	308,100	513,477
Huaxi Securities, Cl A	35,400	51,049
Huaxia Bank, Cl A	90,000	83,634
Hubei Biocause Pharmaceutical, Cl A	90,900	70,950
Industrial & Commercial Bank of China, Cl A	14,200	10,399
Industrial & Commercial Bank of China, Cl H	4,979,037	3,384,719
Industrial Bank, Cl A	136,600	321,601
Industrial Securities, Cl A	69,200	59,110
Jiangsu Changshu Rural Commercial Bank, Cl A	35,000	35,400
Nanjing Securities, Cl A	34,600	67,393
New China Life Insurance C, Cl A	14,617	93,073
New China Life Insurance C, Cl H	146,211	507,340
Noah Holdings ADR *	8,506	236,127
Northeast Securities, Cl A	33,700	38,907
Orient Securities, Cl A	50,600	67,377
Pacific Securities, Cl A	91,600	42,171

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Financials ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
People’s Insurance Group of China, Cl A *	52,300	$47,045
People’s Insurance Group of China, Cl H	1,453,200	476,130
PICC Property & Casualty, Cl H	879,463	842,894
Ping An Bank, Cl A	8,300	16,378
Ping An Insurance Group of China, Cl H	301,714	3,101,847
Ping An Insurance Group of China, Cl A	1,800	18,986
Postal Savings Bank of China, Cl H	1,168,500	700,887
SDIC Capital, Cl A	35,200	59,536
Sealand Securities, Cl A *	66,610	40,762
Shanghai AJ Group, Cl A	27,000	30,254
Shanghai Pudong Development Bank, Cl A	193,214	290,942
Shanxi Securities, Cl A	42,600	42,725
Shenwan Hongyuan Group, Cl A	154,100	95,394
Sinolink Securities, Cl A	40,500	55,707
SooChow Securities, Cl A	53,380	58,451
Southwest Securities, Cl A	77,000	49,302
Western Securities, Cl A	42,000	47,299
Zheshang Securities, Cl A	30,400	42,288
ZhongAn Online P&C Insurance, Cl H *(D)	99,400	343,627
TOTAL COMMON STOCK
(Cost $43,563,989)		36,241,640

SHORT-TERM INVESTMENT(E)(F) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $232,292)	232,292	232,292

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Financials ETF
	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.1%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $25,092 (collateralized by U.S. Treasury Obligations, ranging in par value $6,053 - $19,526, 1.500%, 08/15/2026, with a total market value of $25,579)

(Cost $25,092)	$25,092	$25,092
TOTAL INVESTMENTS — 100.6%
(Cost $43,821,373)		$36,499,024

Percentages are based on Net Assets of $36,269,311.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $28,506 and represented 0.1% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $28,506 and represents 0.1% of Net Assets.

(D)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $244,446.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $257,384.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Financials ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,309,835	$34,903,299	$28,506	$36,241,640
Short-Term Investment	232,292	—	—	232,292
Repurchase Agreement	—	25,092	—	25,092
Total Investments in Securities	$1,542,127	$34,928,391	$28,506	$36,499,024

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Industrials ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 100.1%
CHINA— 98.8%
Industrials — 98.8%
51job ADR *	448	$26,853
AECC Aero-Engine Control, Cl A	1,200	2,206
AECC Aviation Power, Cl A	2,300	8,064
Air China, Cl A	4,100	4,211
Air China, Cl H	30,800	22,130
A-Living Services, Cl H	7,250	39,933
AVIC Aircraft, Cl A	2,900	7,238
AVIC Electromechanical Systems, Cl A	3,700	4,335
AVIC Shenyang Aircraft, Cl A *	1,000	4,744
AviChina Industry & Technology, Cl H	42,090	16,614
AVICOPTER, Cl A	600	3,758
Beijing Capital International Airport, Cl H	28,531	19,211
Beijing New Building Materials, Cl A	1,700	6,148
Beijing Originwater Technology, Cl A	3,300	4,460
BEST ADR *	3,371	18,102
Bohai Leasing, Cl A *	6,100	2,368
Centre Testing International Group, Cl A	800	1,938
China Aerospace Times Electronics, Cl A *	2,800	2,586
China Avionics Systems, Cl A	1,300	2,550
China Communications Construction, Cl A	2,500	2,854
China Communications Construction, Cl H	74,743	50,038
China Communications Services, Cl H	40,700	28,928
China Conch Venture Holdings	27,400	131,480
China COSCO Holdings, Cl H *	44,132	12,752
China Eastern Airlines, Cl A	9,600	5,956
China Eastern Airlines, Cl H	31,000	12,916

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Industrials ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Everbright International	62,250	$36,214
China Gezhouba Group, Cl A	4,200	3,885
China International Marine Containers Group, Cl A	1,360	1,431
China Lesso Group Holdings	18,300	26,014
China Meheco, Cl A	1,100	2,233
China Merchants Holdings International	23,031	29,708
China National Chemical Engineering, Cl A	5,100	4,457
China Railway Construction, Cl A	11,800	16,348
China Railway Construction, Cl H	33,301	36,513
China Railway Group, Cl A	20,600	17,100
China Railway Group, Cl H	63,898	38,410
China Railway Hi-tech Industry, Cl A	2,300	3,190
China Shipbuilding Industry, Cl A	23,600	13,941
China Southern Airlines, Cl A	8,900	6,808
China Southern Airlines, Cl H	27,700	13,828
China Spacesat, Cl A	1,100	5,123
China State Construction Engineering, Cl A	42,500	31,547
China State Construction International Holdings	33,810	26,167
Citic Pacific	98,300	102,328
Contemporary Amperex Technology, Cl A	2,200	44,995
COSCO Pacific	29,530	15,732
COSCO SHIPPING Development, Cl A	7,200	1,968
COSCO SHIPPING Holdings, Cl A *	6,700	3,417
Country Garden Services Holdings	20,600	95,661
CRRC	73,753	39,101
CRRC, Cl A	24,600	21,570
Dalian Port PDA, Cl A	8,100	1,985

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Industrials ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daqin Railway, Cl A	15,300	$15,562
Dongfang Electric, Cl A	2,500	3,049
Eve Energy, Cl A	1,000	9,562
Fangda Carbon New Material, Cl A *	2,488	2,943
Fosun International	43,300	54,849
Greentown Service Group	18,600	24,713
Guangshen Railway, Cl A	5,100	1,712
Guangzhou Baiyun International Airport, Cl A	2,100	4,700
Guoxuan High-Tech, Cl A	1,200	3,884
Haitian International Holdings	10,726	19,259
Hefei Meiya Optoelectronic Technology, Cl A	700	4,170
Hongfa Technology, Cl A	800	3,709
Inner Mongolia First Machinery Group, Cl A	1,800	2,443
Jiangsu Expressway, Cl H	20,619	24,602
Jiangsu Hengli Hydraulic, Cl A	900	8,848
Jiangsu Zhongtian Technology, Cl A	3,200	5,063
Juneyao Airlines, Cl A *	1,700	2,377
Metallurgical Corp of China, Cl A	18,400	6,699
Metallurgical Corp of China, Cl H	49,700	8,655
NARI Technology, Cl A	4,700	13,382
Ningbo Zhoushan Port, Cl A	9,100	4,293
Power Construction Corp of China, Cl A	13,200	6,675
Sany Heavy Industry, Cl A	8,600	23,938
SF Holding, Cl A	1,600	10,605
Shanghai Construction Group, Cl A	9,200	4,288
Shanghai Electric Group, Cl A	8,400	5,771
Shanghai Electric Group, Cl H	44,971	13,922
Shanghai Industrial Holdings	8,239	13,986
Shanghai International Airport, Cl A	1,000	10,015

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Industrials ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai International Port Group, Cl A	8,800	$5,211
Shanghai M&G Stationery, Cl A	900	6,554
Shanghai Mechanical and Electrical Industry, Cl A	800	1,685
Shanghai Tunnel Engineering, Cl A	2,800	2,269
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	800	1,626
Shenzhen Airport, Cl A	2,100	2,454
Shenzhen Expressway, Cl H	12,000	13,668
Shenzhen Inovance Technology, Cl A	1,700	7,882
Shenzhen International Holdings	16,406	31,448
Siasun Robot & Automation, Cl A	1,600	2,987
Sinochem International, Cl A	2,800	1,967
Sinopec Engineering Group, Cl H	23,800	11,328
Sinotrans, Cl A	4,600	2,124
Sinotrans, Cl H	34,900	8,509
Sinotruk Hong Kong	11,600	23,372
Spring Airlines, Cl A	900	4,736
Sunwoda Electronic, Cl A	1,600	3,262
Suzhou Gold Mantis Construction Decoration, Cl A	2,400	2,740
TangShan Port Group, Cl A	6,200	2,003
TBEA, Cl A	3,400	3,627
Tian Di Science & Technology, Cl A	4,300	1,852
Tus Environmental Science And Technology Development, Cl A	1,500	1,719
Weichai Power, Cl A	6,200	11,769
Weichai Power, Cl H	32,796	57,365
XCMG Construction Machinery, Cl A	8,100	6,368
Xiamen C & D, Cl A	2,600	3,083

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Industrials ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xinjiang Goldwind Science & Technology, Cl A	3,547	$5,014
Xinjiang Goldwind Science & Technology, Cl H	12,971	12,733
Yunda Holding, Cl A	1,500	6,283
Zhejiang Chint Electrics, Cl A	2,200	7,760
Zhejiang Dingli Machinery, Cl A	350	3,900
Zhejiang Expressway, Cl H	24,140	18,154
Zhejiang Sanhua Intelligent Controls, Cl A	2,900	9,050
Zhejiang Weixing New Building Materials, Cl A	1,600	2,765
Zhengzhou Yutong Bus, Cl A	2,300	4,249
Zhuzhou CRRC Times Electric, Cl H	9,223	28,434
Zoomlion Heavy Industry Science and Technology	23,800	19,157
Zoomlion Heavy Industry Science and Technology, Cl A	6,600	5,984
ZTO Express Cayman ADR	5,337	158,829
TOTAL CHINA		1,899,641
SINGAPORE— 1.3%
Industrials — 1.3%
BOC Aviation	3,520	23,815
TOTAL COMMON STOCK
(Cost $2,241,820)		1,923,456
TOTAL INVESTMENTS — 100.1%
(Cost $2,241,820)		$1,923,456

Percentages are based on Net Assets of $1,922,491.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Industrials ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$375,402	$1,548,054	$—	$1,923,456
Total Investments in Securities	$375,402	$1,548,054	$—	$1,923,456

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Materials ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 99.9%
CHINA— 95.8%
Materials — 95.8%
Aluminum Corp of China, Cl A *	26,800	$10,820
Aluminum Corp of China, Cl H *	161,239	34,318
Angang Steel, Cl A	15,010	5,592
Anhui Conch Cement, Cl A	500	4,247
Anhui Conch Cement, Cl H	20,220	159,103
Baoshan Iron & Steel, Cl A	37,500	25,870
BBMG, Cl A	21,000	9,608
BBMG, Cl H	108,640	27,607
Beijing Oriental Yuhong Waterproof Technology, Cl A	3,100	16,968
Beijing Sanju Environmental Protection and New Material, Cl A	5,500	3,249
China Hongqiao Group	74,300	36,995
China Jushi, Cl A	7,200	8,975
China Lumena New Materials *(A)(B)(C)	48	—
China Molybdenum, Cl A	35,800	17,648
China Molybdenum, Cl H	144,554	43,633
China National Building Material, Cl H	130,400	164,002
China Northern Rare Earth Group High-Tech, Cl A	8,000	10,233
China Resources Cement Holdings	89,200	120,815
China Zhongwang Holdings	78,300	18,887
Ganfeng Lithium, Cl A	2,900	19,024
GEM, Cl A	8,700	5,718
Guangdong HEC Technology Holding, Cl A	6,200	5,902
Hengli Petrochemical, Cl A	11,920	23,859
Hengyi Petrochemical, Cl A	6,000	10,446

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Materials ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
Hesteel, Cl A	24,000	$6,970
Huaxin Cement, Cl A	2,800	10,531
Hunan Valin Steel, Cl A *	8,800	4,974
Inner Mongolia BaoTou Steel Union, Cl A	92,900	14,213
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	17,300	7,033
Jiangsu Yangnong Chemical, Cl A	700	7,467
Jiangxi Copper, Cl A	4,500	8,159
Jiangxi Copper, Cl H	47,091	46,044
Jinduicheng Molybdenum, Cl A	7,600	6,363
Lee & Man Paper Manufacturing	57,900	35,700
Lomon Billions Group, Cl A	4,200	9,912
Luxi Chemical Group, Cl A	3,500	3,887
Maanshan Iron & Steel, Cl A	16,900	6,272
Maanshan Iron & Steel, Cl H	43,125	13,963
Nanjing Iron & Steel, Cl A *	9,400	4,248
Pangang Group Vanadium Titanium & Resources, Cl A *	17,700	5,015
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	10,800	18,252
Sansteel Minguang Fujian, Cl A	5,100	5,252
Shandong Gold Mining, Cl A	5,200	26,732
Shandong Hualu Hengsheng Chemical, Cl A	3,500	8,245
Shandong Nanshan Aluminum, Cl A	24,600	7,283
Shandong Sinocera Functional Material, Cl A	2,000	6,550
Shandong Sun Paper Industry JSC, Cl A	5,700	6,742
Shanxi Taigang Stainless Steel, Cl A	11,800	5,483
Shanying International Holding, Cl A	10,700	4,578
Shenghe Resources Holding, Cl A	3,700	3,585

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Materials ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	10,100	$4,993
Sichuan Hebang Biotechnology	20,700	3,988
Sinopec Shanghai Petrochemical, Cl A	13,500	7,688
Sinopec Shanghai Petrochemical, Cl H	145,350	39,936
Tangshan Jidong Cement, Cl A	2,800	8,024
Tianqi Lithium, Cl A	3,350	7,859
Tongkun Group, Cl A *	3,800	6,325
Tongling Nonferrous Metals Group, Cl A	29,800	8,189
Transfar Zhilian, Cl A	6,700	5,827
Wanhua Chemical Group, Cl A	6,300	40,159
Weihai Guangwei Composites, Cl A	1,100	8,527
Xiamen Tungsten, Cl A	2,900	4,626
Xinjiang Zhongtai Chemical, Cl A	5,100	3,395
Xinxing Ductile Iron Pipes, Cl A	9,300	4,558
Xinyu Iron & Steel, Cl A	6,700	3,834
Yintai Gold, Cl A	4,100	9,542
Yunnan Energy New Material	1,400	10,870
Yunnan Tin, Cl A *	3,500	4,185
Zhaojin Mining Industry	43,584	49,249
Zhejiang Huayou Cobalt, Cl A	2,730	13,319
Zhejiang Jiahua Energy Chemical Industry, Cl A	3,400	4,195
Zhejiang Juhua, Cl A	6,200	5,656
Zhejiang Longsheng Group, Cl A	8,200	14,055
Zhongjin Gold, Cl A	9,900	11,780
Zijin Mining Group, Cl A	39,800	22,044
Zijin Mining Group, Cl H	211,359	87,244
TOTAL CHINA		1,457,039

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Materials ETF
	Shares	Value
COMMON STOCK — continued
HONG KONG— 4.1%
Materials — 4.1%
Nine Dragons Paper Holdings	63,670	$61,597
TOTAL COMMON STOCK
(Cost $1,762,751)		1,518,636
TOTAL INVESTMENTS — 99.9%
(Cost $1,762,751)		$1,518,636

Percentages are based on Net Assets of $1,520,146.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $0 and represents 0.0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$210,002	$1,308,634	$—	$1,518,636
Total Investments in Securities	$210,002	$1,308,634	$—	$1,518,636

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Communication Services ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 97.7%
Communication Services — 97.7%
58.com ADR *	10,682	$554,930
Autohome ADR	7,271	597,312
Baidu ADR *	12,941	1,306,135
Beijing Enlight Media, Cl A	211,400	318,327
China Film, Cl A	174,781	328,302
China Literature *	800	3,596
China Mobile	204,900	1,650,597
China South Publishing & Media Group, Cl A	196,072	303,579
China Telecom, Cl H	1,467,200	505,321
China Tower, Cl H *	3,115,300	699,223
China Unicom Hong Kong	635,700	410,825
China United Network Communications, Cl A	497,600	367,948
Chinese Universe Publishing and Media Group, Cl A	157,850	268,549
CITIC Guoan Information Industry, Cl A	524,000	241,240
Focus Media Information Technology, Cl A	456,700	311,827
G-bits Network Technology Xiamen, Cl A	6,410	343,929
Giant Network Group, Cl A	135,400	327,407
HUYA ADR *	18,684	303,241
iQIYI ADR *	23,399	397,081
JOYY ADR *	8,081	492,618
Mango Excellent Media, Cl A	66,920	440,423
Momo ADR	16,711	402,401
NanJi E-Commerce, Cl A *	226,400	438,089
NetEase ADR	4,162	1,435,723
Oriental Pearl Group, Cl A	269,600	344,096
The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Perfect World, Cl A	67,440	$451,775
SINA *	12,885	435,126
Tencent Holdings	32,865	1,767,813
Tencent Music Entertainment Group ADR *	292	3,332
Wanda Film Holding, Cl A	139,700	330,482
Weibo ADR *	10,277	385,696
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	90,951	465,877
Youzu Interactive, Cl A	109,900	289,565
		16,922,385
Information Technolgy — 0.0%
National Agricultural Holdings *(A)(B)(C)	204,200	3
TOTAL CHINA		16,922,388
HONG KONG — 2.2%
Communication Services — 2.2%
Alibaba Pictures Group *	2,842,600	381,343
TOTAL COMMON STOCK
(Cost $18,875,363)		17,303,731
TOTAL INVESTMENTS — 99.9%
(Cost $18,875,363)		$17,303,731

Percentages are based on Net Assets of $17,314,051.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $3 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $3 and represents 0.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Communication Services ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$9,928,608	$7,375,120	$3	$17,303,731
Total Investments in Securities	$9,928,608	$7,375,120	$3	$17,303,731

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Staples ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 99.7%
Consumer Staples — 99.7%
Angel Yeast, Cl A	3,954	$20,802
Anhui Gujing Distillery, Cl A	1,676	32,025
Anhui Kouzi Distillery, Cl A	2,600	15,178
Beijing Dabeinong Technology Group, Cl A	52,400	67,250
Beijing Shunxin Agriculture, Cl A	3,297	25,398
Beijing Yanjing Brewery, Cl A	12,600	10,638
By-health, Cl A	7,000	18,483
China Mengniu Dairy	128,800	459,387
China Resources Beer Holdings	99,300	473,292
Chongqing Brewery, Cl A	2,072	15,979
Chongqing Fuling Zhacai Group, Cl A	3,700	17,438
Dali Foods Group	193,200	118,875
Foshan Haitian Flavouring & Food, Cl A	11,161	194,355
Fujian Sunner Development, Cl A	4,600	14,160
Guangdong Haid Group, Cl A	6,891	42,121
Heilongjiang Agriculture, Cl A	8,100	19,529
Henan Shuanghui Investment & Development, Cl A *	19,340	110,708
Hengan International Group	52,700	470,077
Inner Mongolia Yili Industrial Group, Cl A *	32,029	132,665
Jiangsu King’s Luck Brewery JSC, Cl A	5,500	25,399
Jiangsu Yanghe Brewery Joint-Stock, Cl A	8,044	112,171
Jiangxi Zhengbang Technology, Cl A	11,100	29,073
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	3,600	24,142

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Juewei Food, Cl A	2,700	$20,256
Kweichow Moutai, Cl A	3,154	565,493
Laobaixing Pharmacy Chain JSC, Cl A	1,400	15,090
Luzhou Laojiao, Cl A	8,947	100,340
Muyuan Foodstuff, Cl A	9,800	176,860
New Hope Liuhe, Cl A	28,800	134,222
Shanghai Jahwa United, Cl A	3,000	13,782
Shanxi Xinghuacun Fen Wine Factory, Cl A	6,149	93,472
Sichuan Swellfun, Cl A	2,268	14,811
Sun Art Retail Group	189,600	315,986
Tech-Bank Food, Cl A	5,600	9,964
Tingyi Cayman Islands Holding	130,200	230,426
Toly Bread, Cl A *	2,500	17,381
Tongwei, Cl A	29,600	63,357
Tsingtao Brewery, Cl A	3,000	22,417
Tsingtao Brewery, Cl H	32,200	195,841
Uni-President China Holdings	124,300	125,224
Want Want China Holdings	373,800	268,090
Wens Foodstuffs Group	26,087	111,711
Wuliangye Yibin, Cl A	15,706	302,068
Yifeng Pharmacy Chain, Cl A	1,673	22,455
Yihai International Holding	36,540	292,232
Yonghui Superstores, Cl A	63,100	90,815
Yuan Longping High-tech Agriculture, Cl A	6,000	13,803
TOTAL COMMON STOCK
(Cost $5,101,138)		5,665,241
TOTAL INVESTMENTS — 99.7%
(Cost $5,101,138)		$5,665,241

Percentages are based on Net Assets of $5,680,125.

*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Consumer Staples ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,328,433	$4,336,808	$—	$5,665,241
Total Investments in Securities	$1,328,433	$4,336,808	$—	$5,665,241

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Health Care ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 88.1%
Health Care — 88.1%
3SBio *	74,800	$76,707
Aier Eye Hospital Group, Cl A	9,230	58,039
Alibaba Health Information Technology *	184,300	445,990
Asymchem Laboratories Tianjin, Cl A	580	15,506
Autobio Diagnostics, Cl A	700	13,347
Beijing SL Pharmaceutical, Cl A	3,000	4,734
Beijing Tiantan Biological Products, Cl A	2,500	12,069
Beijing Tongrentang, Cl A	6,540	23,791
Betta Pharmaceuticals, Cl A	1,000	13,372
BGI Genomics, Cl A	900	13,417
Changchun High & New Technology Industry Group, Cl A	500	42,205
Chengdu Kanghong Pharmaceutical Group, Cl A	1,600	8,699
China Medical System Holdings	78,900	94,041
China National Accord Medicines, Cl A	900	5,263
China National Medicines, Cl A	1,600	7,071
China Resources Double Crane Pharmaceutical, Cl A	3,000	5,431
China Resources Pharmaceutical Group	95,000	60,046
China Resources Sanjiu Medical & Pharmaceutical, Cl A	2,400	9,876
China Traditional Chinese Medicine Holdings	141,500	62,789
Chongqing Zhifei Biological Products, Cl A	3,700	41,490
CSPC Pharmaceutical Group	178,900	355,384
Dong-E-E-Jiao, Cl E	3,100	13,613

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Genscript Biotech *	53,200	$94,976
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	6,500	28,452
Guangzhou Kingmed Diagnostics Group, Cl A	1,000	9,774
Guizhou Bailing Group Pharmaceutical, Cl A	4,400	5,136
Hangzhou Tigermed Consulting, Cl A	2,016	21,990
Hansoh Pharmaceutical Group *	22,800	88,525
Huadong Medicine, Cl A	8,380	23,682
Hualan Biological Engineering, Cl A	5,070	27,916
Hubei Jumpcan Pharmaceutical, Cl A	1,600	4,696
Innovent Biologics *	47,000	232,808
Jafron Biomedical, Cl A	1,000	15,755
Jiangsu Hengrui Medicine, Cl A *	13,400	176,532
Jiangsu Yuyue Medical Equipment & Supply, Cl A	2,100	10,322
Jilin Aodong Pharmaceutical Group, Cl A	2,500	5,457
Jinyu Bio-Technology, Cl A	2,600	8,806
Joincare Pharmaceutical Group Industry, Cl A	4,100	7,277
Jointown Pharmaceutical Group, Cl A	9,100	23,113
Lepu Medical Technology Beijing, Cl A	5,000	26,993
Livzon Pharmaceutical Group, Cl A	1,400	7,889
Luye Pharma Group	84,500	41,202
Meinian Onehealth Healthcare Holdings, Cl A	17,320	28,068
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	1,500	12,290
Ovctek China, Cl A	1,000	9,329
Ping An Healthcare and Technology *	16,000	221,662
Shandong Buchang Pharmaceuticals, Cl A	5,510	17,179
Shandong Weigao Group Medical Polymer, Cl H	112,800	171,986

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Fosun Pharmaceutical Group, Cl A	5,600	$26,678
Shanghai Fosun Pharmaceutical Group, Cl H	32,000	122,182
Shanghai Pharmaceuticals Holding, Cl A	4,900	12,841
Shanghai Pharmaceuticals Holding, Cl H	49,100	86,516
Shanghai RAAS Blood Products, Cl A	4,600	5,519
Shenzhen Hepalink Pharmaceutical Group, Cl A	2,500	7,827
Shenzhen Kangtai Biological Products, Cl A	1,743	33,085
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,482	90,113
Shenzhen Salubris Pharmaceuticals, Cl A *	4,100	10,872
Shijiazhuang Yiling Pharmaceutical, Cl A	3,400	13,861
Sichuan Kelun Pharmaceutical, Cl A	6,600	18,184
Sinopharm Group, Cl H	70,300	190,434
Tasly Pharmaceutical Group, Cl A	7,300	14,488
Tonghua Dongbao Pharmaceutical, Cl A	9,800	17,603
Topchoice Medical, Cl A	800	13,911
Walvax Biotechnology, Cl A	4,000	22,931
Winning Health Technology Group, Cl A	3,900	14,049
WuXi AppTec, Cl A	4,300	61,990
WuXi AppTec, Cl H	8,600	121,473
Wuxi Biologics Cayman *	28,740	448,579
Yifan Pharmaceutical, Cl A	3,000	7,934
Yunnan Baiyao Group, Cl A	5,110	65,379
Zai Lab ADR *	1,572	98,596
Zhangzhou Pientzehuang Pharmaceutical, Cl A	2,040	40,529
Zhejiang Conba Pharmaceutical, Cl A	5,900	4,313
Zhejiang Huahai Pharmaceutical, Cl A	3,100	11,374

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang NHU, Cl A	5,900	$22,808
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	1,200	8,858
TOTAL CHINA		4,297,622
HONG KONG— 11.8%
Health Care — 11.8%
Hutchison China MediTech ADR *	3,581	77,027
Sino Biopharmaceutical	296,400	433,569
SSY Group	94,900	67,328
TOTAL HONG KONG		577,924
TOTAL COMMON STOCK
(Cost $4,403,228)		4,875,546
TOTAL INVESTMENTS — 99.9%
(Cost $4,403,228)		$4,875,546

Percentages are based on Net Assets of $4,880,814.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$905,794	$3,969,752	$—	$4,875,546
Total Investments in Securities	$905,794	$3,969,752	$—	$4,875,546

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Information Technology ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 98.0%
Information Technology — 98.0%
360 Security Technology, Cl A	12,959	$34,255
AAC Technologies Holdings	85,000	416,099
Accelink Technologies, Cl A	3,000	12,622
Aisino, Cl A	19,000	46,212
AVIC Jonhon Optronic Technology, Cl A	4,600	23,347
Beijing Shiji Information Technology, Cl A	9,000	39,089
Beijing Sinnet Technology, Cl A	6,600	25,477
BOE Technology Group, Cl A	233,000	124,102
BYD Electronic International	101,300	234,422
Chaozhou Three-Circle Group, Cl A	15,100	44,534
China Greatwall Technology Group, Cl A	13,600	22,791
China National Software & Service, Cl A	2,000	23,430
China Railway Signal & Communication, Cl H	250,200	123,610
China TransInfo Technology, Cl A	6,000	19,795
Dawning Information Industry, Cl A	4,000	27,379
DHC Software, Cl A	33,100	63,815
Fiberhome Telecommunication Technologies, Cl A	4,100	18,469
Foxconn Industrial Internet, Cl A	31,000	64,509
GCL System Integration Technology, Cl A *	20,100	7,175
GDS Holdings ADR *	7,564	433,568
Gigadevice Semiconductor Beijing, Cl A	1,660	65,329
Glodon, Cl A	5,000	37,213
GoerTek, Cl A	33,900	92,921

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Information Technology ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GRG Banking Equipment, Cl A	10,100	$18,714
Guangzhou Haige Communications Group, Cl A	23,900	40,999
Hangzhou Hikvision Digital Technology, Cl A	60,300	273,851
Hangzhou Silan Microelectronics, Cl A	5,200	10,445
Hengtong Optic-electric, Cl A	19,900	46,851
Holitech Technology, Cl A	17,100	13,202
Hua Hong Semiconductor	74,600	144,921
Hubei Kaile Science & Technology, Cl A	7,000	15,003
Hundsun Technologies, Cl A	8,370	121,661
Hytera Communications, Cl A	10,100	9,386
Iflytek	18,600	87,686
Inspur Electronic Information Industry, Cl A *	7,152	42,045
Kingboard Holdings	90,000	221,971
Kingdee International Software Group	291,400	423,999
Kingsoft	104,700	363,975
Legend Holdings, Cl H	36,350	42,481
Lenovo Group	852,400	464,005
Lens Technology, Cl A	31,100	80,489
Leyard Optoelectronic, Cl A *	12,200	9,661
Lingyi iTech Guangdong, Cl A *	30,100	39,569
LONGi Green Energy Technology, Cl A	29,650	129,405
Luxshare Precision Industry, Cl A	36,650	245,619
NAURA Technology Group, Cl A	2,380	51,303
Newland Digital Technology, Cl A	5,200	12,191
Ninestar, Cl A	10,600	45,107
O-film Tech, Cl A	28,000	60,289
Sanan Optoelectronics, Cl A	37,600	116,965
Sangfor Technologies, Cl A	1,510	40,966

The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Information Technology ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Semiconductor Manufacturing International *	352,600	$674,058
Shanghai 2345 Network Holding Group, Cl A	62,010	26,177
Shanghai Baosight Software, Cl A	3,600	25,855
Shengyi Technology, Cl A	11,100	51,040
Shennan Circuits, Cl A	1,630	53,892
Shenzhen Goodix Technology, Cl A	2,150	71,952
Shenzhen Kingdom Sci-Tech, Cl A	4,100	9,920
Shenzhen Sunway Communication, Cl A	4,100	23,987
Sunny Optical Technology Group	61,860	878,545
Suzhou Dongshan Precision Manufacturing, Cl A	14,200	53,386
Tianjin Zhonghuan Semiconductor, Cl A	12,800	31,133
Tianma Microelectronics, Cl A	21,100	42,383
Travelsky Technology, Cl H	125,000	220,901
Tunghsu Optoelectronic Technology, Cl A	61,200	24,101
Unigroup Guoxin Microelectronics, Cl A	2,400	20,936
Unisplendour, Cl A	9,867	58,229
Universal Scientific Industrial Shanghai, Cl A	5,000	12,664
Venustech Group, Cl A	3,700	21,594
Visionox Technology, Cl A *	5,200	8,957
Wangsu Science & Technology, Cl A *	24,300	28,226
Westone Information Industry, Cl A	3,100	9,920
Will Semiconductor, Cl A	3,130	86,229
Wingtech Technology, Cl A *	5,240	79,208
Wuhan Guide Infrared, Cl A	4,100	23,749
WUS Printed Circuit Kunshan, Cl A	7,200	27,395
Wuxi Lead Intelligent Equipment, Cl A	8,000	43,063
Xiaomi, Cl B *	615,500	809,832
Xinyi Solar Holdings	441,100	277,667

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Information Technology ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Yealink Network Technology, Cl A	2,200	$28,213
Yonyou Network Technology, Cl A	18,120	119,100
Zhejiang Dahua Technology, Cl A *	31,100	74,321
Zhongji Innolight, Cl A	2,500	22,970
ZTE, Cl A *	27,100	157,740
ZTE, Cl H	94,800	271,473
TOTAL CHINA		9,541,738
HONG KONG — 1.7%
Information Technology — 1.7%
Kingboard Laminates Holdings	166,300	162,817
TOTAL COMMON STOCK
(Cost $10,433,626)		9,704,555
TOTAL INVESTMENTS — 99.7%
(Cost $10,433,626)		$9,704,555

Percentages are based on Net Assets of $9,730,287.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,797,898	$6,906,657	$—	$9,704,555
Total Investments in Securities	$2,797,898	$6,906,657	$—	$9,704,555

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Real Estate ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 98.0%
Real Estate — 98.0%
Agile Group Holdings	141,600	$159,640
Beijing Capital Development, Cl A	9,100	8,559
China Aoyuan Group	130,100	152,381
China Enterprise	15,200	9,108
China Evergrande Group	149,800	265,887
China Fortune Land Development, Cl A	16,000	54,260
China Jinmao Holdings Group	488,400	340,831
China Merchants Shekou Industrial Zone Holdings, Cl A	36,500	88,518
China Overseas Land & Investment	228,900	840,030
China Resources Land	181,300	743,689
China Vanke, Cl A	10,700	40,621
China Vanke, Cl H	94,500	314,498
CIFI Holdings Group	284,700	216,306
Country Garden Holdings	597,100	769,448
Financial Street Holdings, Cl A	31,900	31,361
Gemdale, Cl A	32,900	62,590
Grandjoy Holdings Group, Cl A	10,800	8,246
Greenland Holdings Group, Cl A	56,900	45,621
Guangzhou R&F Properties	136,400	172,076
Jiangsu Zhongnan Construction Group, Cl A	15,200	17,419
Jinke Properties Group, Cl A	52,000	58,634
Kaisa Group Holdings	297,700	113,668
KWG Group Holdings	139,500	205,498
Logan Property Holdings	138,600	218,118

The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Real Estate ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Longfor Group Holdings	153,700	$778,180
Oceanwide Holdings, Cl A	36,900	18,295
Poly Developments and Holdings Group, Cl A	55,253	127,109
RiseSun Real Estate Development, Cl A	36,900	42,340
Seazen Group	222,600	215,641
Seazen Holdings, Cl A	12,800	57,587
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	129,234	107,652
Shanghai Zhangjiang High-Tech Park Development, Cl A	11,000	20,755
Shenzhen Investment	356,500	116,345
Shimao Property Holdings	105,400	425,551
Shui On Land	513,400	90,728
Sichuan Languang Development, Cl A	9,600	7,915
Sino-Ocean Group Holding	363,500	95,654
SOHO China	291,500	139,126
Sunac China Holdings	148,500	658,949
Tahoe Group, Cl A (A)(B)(C)	12,100	7,603
Xinhu Zhongbao, Cl A	90,900	40,432
Yango Group, Cl A	16,400	16,239
Yuexiu Property	767,300	145,495
Yuzhou Properties	240,600	102,418
Zhenro Properties Group	116,000	74,367
TOTAL CHINA		8,225,388

The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Real Estate ETF
	Shares	Value
COMMON STOCK — continued
HONG KONG— 1.9%
Real Estate — 1.9%
Wharf Holdings	82,800	$156,578
TOTAL COMMON STOCK
(Cost $8,773,531)		8,381,966
TOTAL INVESTMENTS — 99.9%
(Cost $8,773,531)		$8,381,966

Percentages are based on Net Assets of $8,389,727.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $7,603 and represented 0.1% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $7,603 and represents 0.1% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$429,325	$7,945,038	$7,603	$8,381,966
Total Investments in Securities	$429,325	$7,945,038	$7,603	$8,381,966

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Utilities ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.2%
CHINA— 100.2%
Utilities — 100.2%
Beijing Enterprises Holdings	14,200	$50,463
Beijing Enterprises Water Group	129,900	50,269
CGN Power, Cl H	247,600	61,961
Chengdu Xingrong Environment, Cl A	19,300	13,205
China Gas Holdings	47,600	175,913
China Longyuan Power Group, Cl H	107,200	53,515
China National Nuclear Power, Cl A	40,800	25,026
China Power International Development	209,900	42,509
China Resources Gas Group	24,450	138,140
China Resources Power Holdings	47,600	56,427
China Yangtze Power, Cl A	41,200	101,841
Datang International Power Generation, Cl H	180,000	26,237
ENN Energy Holdings	10,930	123,507
GD Power Development, Cl A	76,000	21,424
Guangdong Investment	62,600	130,168
Huadian Power International, Cl A	39,000	20,275
Huadian Power International, Cl H	96,800	33,589
Huaneng Power International, Cl A	16,900	10,103
Huaneng Power International, Cl H	115,500	43,504
Hubei Energy Group, Cl A	28,100	14,808
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	37,600	13,475
Kunlun Energy	77,400	50,420
SDIC Power Holdings, Cl A	22,600	24,619

The accompanying notes are an integral part of the financial statements.
42

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Utilities ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
Shanghai Electric Power, Cl A	17,000	$17,724
Shenergy, Cl A	25,400	19,070
Shenzhen Energy Group, Cl A	21,400	16,643
Sichuan Chuantou Energy, Cl A	17,700	22,491
Towngas China	53,800	26,718
TOTAL COMMON STOCK
(Cost $1,505,850)		1,384,044
TOTAL INVESTMENTS — 100.2%
(Cost $1,505,850)		$1,384,044

Percentages are based on Net Assets of $1,381,222.
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,656	$1,339,388	$—	$1,384,044
Total Investments in Securities	$44,656	$1,339,388	$—	$1,384,044

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
43

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Large-Cap 50 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.0%
Communication Services — 19.4%
Baidu ADR *	645	$65,100
China Mobile	13,960	112,456
China Tower, Cl H *	106,700	23,949
NetEase ADR	198	68,302
Tencent Holdings	5,030	270,564
		540,371
Consumer Discretionary — 22.4%
Alibaba Group Holding ADR *	1,200	243,203
ANTA Sports Products	2,800	23,639
Geely Automobile Holdings	13,000	20,324
JD.com ADR *	1,761	75,899
Meituan Dianping, Cl B *	2,400	32,135
New Oriental Education & Technology Group ADR *	422	53,873
Shenzhou International Group Holdings	2,700	31,468

The accompanying notes are an integral part of the financial statements.
44

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Large-Cap 50 ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TAL Education Group ADR *	1,027	$55,653
Trip.com Group ADR *	1,281	32,999
Yum China Holdings	1,116	54,081
		623,274
Consumer Staples — 9.1%
China Mengniu Dairy	10,300	36,737
Foshan Haitian Flavouring & Food, Cl A	1,700	29,603
Kweichow Moutai, Cl A	779	139,670
Wuliangye Yibin, Cl A	2,505	48,178
		254,188
Energy — 3.1%
China Petroleum & Chemical, Cl H	68,700	34,738
CNOOC	44,700	50,683
		85,421
Financials — 26.8%
Agricultural Bank of China, Cl H	82,500	34,693
Bank of China, Cl H	195,400	74,860
China Construction Bank, Cl H	203,800	166,146
China Life Insurance, Cl H	21,350	45,551
China Merchants Bank, Cl H	11,150	53,432
China Pacific Insurance Group, Cl H	8,550	28,344
CITIC Securities, Cl A	7,500	25,179
Industrial & Commercial Bank of China, Cl H	148,700	101,085
Industrial Bank, Cl A	14,100	33,196
Ping An Bank, Cl A	13,900	27,428
Ping An Insurance Group of China, Cl H	12,140	124,809
Shanghai Pudong Development Bank, Cl A	20,600	31,020
		745,743

The accompanying notes are an integral part of the financial statements.
45

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Large-Cap 50 ETF
	Shares	Value
COMMON STOCK — continued
Health Care — 4.4%
CSPC Pharmaceutical Group	11,500	$22,845
Jiangsu Hengrui Medicine, Cl A *	3,080	40,575
Shenzhen Mindray Bio-Medical Electronics, Cl A	800	29,045
Wuxi Biologics Cayman *	1,900	29,656
		122,121
Industrials — 2.0%
China State Construction Engineering, Cl A	32,400	24,050
Contemporary Amperex Technology, Cl A	1,500	30,678
		54,728
Information Technology — 4.3%
Hangzhou Hikvision Digital Technology, Cl A	6,600	29,974
Luxshare Precision Industry, Cl A	4,000	26,807
Sunny Optical Technology Group	2,240	31,813
Xiaomi, Cl B *	23,200	30,525
		119,119
Real Estate — 6.2%
China Overseas Land & Investment	12,000	44,038
China Resources Land	9,400	38,559
China Vanke, Cl A	7,000	26,575
Country Garden Holdings	19,200	24,742
Sunac China Holdings	8,650	38,383
		172,297
Utilities — 1.3%
China Yangtze Power, Cl A	14,800	36,584
TOTAL CHINA		2,753,846

The accompanying notes are an integral part of the financial statements.
46

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI China Large-Cap 50 ETF
	Shares	Value
COMMON STOCK — continued
HONG KONG — 0.9%
Health Care — 0.9%
Sino Biopharmaceutical	18,000	$26,330
TOTAL COMMON STOCK
(Cost $2,587,606)		2,780,176
TOTAL INVESTMENTS — 99.9%
(Cost $2,587,606)		$2,780,176

Percentages are based on Net Assets of $2,782,939.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$867,795	$1,912,381	$—	$2,780,176
Total Investments in Securities	$867,795	$1,912,381	$—	$2,780,176

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
47

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Southeast Asia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 18.4%
Communication Services — 3.6%
Telekomunikasi Indonesia Persero	3,050,100	$717,671
Consumer Discretionary — 1.7%
Astra International	1,318,081	341,150
Consumer Staples — 1.8%
Gudang Garam	30,400	92,579
Hanjaya Mandala Sampoerna	583,500	62,567
Unilever Indonesia	371,880	206,878
		362,024
Financials — 11.3%
Bank Central Asia	634,296	1,102,289
Bank Mandiri	1,216,780	364,830

The accompanying notes are an integral part of the financial statements.
48

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Southeast Asia ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Negara Indonesia Persero	488,100	$134,535
Bank Rakyat Indonesia Persero	3,477,600	638,242
		2,239,896
TOTAL INDONESIA		3,660,741
MALAYSIA— 19.3%
Communication Services — 2.6%
Axiata Group	289,888	265,618
DiGi.com	241,800	260,919
		526,537
Consumer Staples — 1.3%
Sime Darby Plantation	232,396	267,526
Financials — 9.3%
CIMB Group Holdings	459,375	368,568
Malayan Banking	394,531	694,558
Public Bank	203,699	775,951
		1,839,077
Health Care — 1.2%
IHH Healthcare	193,380	236,104
Materials — 1.2%
Petronas Chemicals Group	187,024	243,566
Utilities — 3.7%
Tenaga Nasional	256,645	730,543
TOTAL MALAYSIA		3,843,353
PHILIPPINES— 6.0%
Financials — 1.3%
BDO Unibank	127,550	255,555
Industrials — 1.2%
Ayala	21,350	246,493
Real Estate — 3.5%
Ayala Land	514,200	325,902

The accompanying notes are an integral part of the financial statements.
49

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Southeast Asia ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime Holdings	593,700	$365,100
		691,002
TOTAL PHILIPPINES		1,193,050
SINGAPORE— 30.6%
Communication Services — 4.9%
Singapore Telecommunications	489,304	983,683
Consumer Discretionary — 0.5%
Jardine Cycle & Carriage	6,618	94,543
Consumer Staples — 1.6%
Wilmar International	126,651	321,193
Financials — 21.9%
DBS Group Holdings	118,383	1,678,571
Oversea-Chinese Banking	226,566	1,454,967
United Overseas Bank	84,497	1,220,906
		4,354,444
Real Estate — 1.7%
CapitaLand *	162,818	348,144
TOTAL SINGAPORE		6,102,007
THAILAND— 25.5%
Communication Services — 2.3%
Advanced Info Service NVDR	73,461	449,553
Consumer Staples — 3.8%
CP ALL NVDR	343,073	752,841
Energy — 6.4%
PTT NVDR	940,440	1,031,853
PTT Exploration & Production NVDR	91,310	238,470
		1,270,323
Financials — 3.9%
Bangkok Bank	14,300	45,965
Bangkok Bank NVDR	17,611	56,608
The accompanying notes are an integral part of the financial statements.
50

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Southeast Asia ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
Kasikornbank NVDR	132,408	$352,965
Siam Commercial Bank NVDR (A)	156,931	332,244
		787,782
Health Care — 1.9%
Bangkok Dusit Medical Services NVDR	586,000	376,721
Industrials — 2.7%
Airports of Thailand NVDR	282,200	542,944
Materials — 3.0%
Siam Cement NVDR	55,326	591,649
Utilities — 1.5%
Gulf Energy Development NVDR	254,100	304,323
TOTAL THAILAND		5,076,136
TOTAL COMMON STOCK
(Cost $25,805,086)		19,875,287

SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $210,626)	210,626	210,626

REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $22,752 (collateralized by U.S. Treasury Obligations, ranging in par value $5,489 - $17,705, 1.500%, 08/15/2026, with a total market value of $23,194)

(Cost $22,752)	$22,752	22,752
TOTAL INVESTMENTS — 101.0%
(Cost $26,038,464)		$20,108,665

Percentages are based on Net Assets of $19,905,793.

The accompanying notes are an integral part of the financial statements.
51

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Southeast Asia ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $222,564.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $233,378.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

Cl — Class
NVDR — Non-Voting Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,875,287	$—	$—	$19,875,287
Short-Term Investment	210,626	—	—	210,626
Repurchase Agreement	—	22,752	—	22,752
Total Investments in Securities	$20,085,913	$22,752	$—	$20,108,665

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
52

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Colombia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 89.5%
CHILE— 6.4%
Energy — 2.9%
Empresas COPEC	180,613	$1,127,359
Utilities — 3.5%
Enel Americas	8,502,283	1,393,367
TOTAL CHILE		2,520,726
COLOMBIA— 81.6%
Consumer Staples — 5.9%
Grupo Nutresa	412,463	2,321,364
Energy — 16.1%
Canacol Energy	531,640	1,351,157
Ecopetrol ADR (A)	476,498	4,979,404
		6,330,561
Financials — 35.7%
Banco de Bogota	83,532	1,363,909
BanColombia	339,475	2,192,927

The accompanying notes are an integral part of the financial statements.
53

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Colombia ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
BanColombia ADR (A)	198,604	$5,183,564
Financiera Colombiana *	269,519	1,774,033
Grupo Aval Acciones y Valores ADR	272,358	1,143,904
Grupo de Inversiones Suramericana	431,851	2,370,986
		14,029,323
Materials — 6.6%
Cementos Argos	1,143,824	1,136,631
Cemex Latam Holdings *	1,025,996	471,162
Grupo Argos	427,144	1,004,750
		2,612,543
Utilities — 17.3%
Celsia ESP	1,663,130	1,782,084
Grupo Energia Bogota ESP	4,322,743	2,470,360
Interconexion Electrica	543,173	2,522,100
		6,774,544
TOTAL COLOMBIA		32,068,335
UNITED STATES— 1.5%
Materials — 1.5%
Tecnoglass (A)	142,076	573,987
TOTAL COMMON STOCK
(Cost $57,447,907)		35,163,048

U.S. TREASURY OBLIGATION — 15.3%
United States Treasury Bill
0.065%, 05/14/20(B)
(Cost $5,999,859)	$6,000,000	5,999,826

The accompanying notes are an integral part of the financial statements.
54

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Colombia ETF
	Shares/Face Amount	Value
PREFERRED STOCK — 10.4%
COLOMBIA— 10.4%
Financials — 7.2%
Banco Davivienda	223,608	$1,638,417
Grupo Aval Acciones y Valores(C)	1,431,941	308,699
Grupo de Inversiones Suramericana(C)	180,461	869,237
		2,816,353
Industrials — 0.7%
Avianca Holdings(C)	2,233,206	286,582
Materials — 2.5%
Cementos Argos(C)	684,019	558,433
Grupo Argos(C)	214,163	442,570
		1,001,003
TOTAL PREFERRED STOCK
(Cost $8,939,353)		4,103,938

SHORT-TERM INVESTMENT(D)(E) — 18.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $7,427,397)	7,427,397	7,427,397

REPURCHASE AGREEMENT(D) — 2.0%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $802,314 (collateralized by U.S. Treasury Obligations, ranging in par value $193,546 - $624,335, 1.500%, 08/15/2026, with a total market value of $817,881)

(Cost $802,313)	$802,313	802,313
TOTAL INVESTMENTS — 136.1%
(Cost $80,616,829)		$53,496,522

Percentages are based on Net Assets of $39,303,442.

The accompanying notes are an integral part of the financial statements.
55

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Colombia ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $8,014,770.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	There’s currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $8,229,710.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,163,048	$—	$—	$35,163,048
U.S. Treasury Obligation	—	5,999,826	—	5,999,826
Preferred Stock	4,103,938	—	—	4,103,938
Short-Term Investment	7,427,397	—	—	7,427,397
Repurchase Agreement	—	802,313	—	802,313
Total Investments in Securities	$46,694,383	$6,802,139	$—	$53,496,522

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
56

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Argentina ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 95.5%
ARGENTINA— 77.1%
Communication Services — 3.8%
Telecom Argentina ADR	205,726	$1,413,338
Consumer Discretionary — 28.3%
Despegar.com *	137,432	948,281
MercadoLibre *	16,670	9,727,111
		10,675,392
Energy — 6.5%
Transportadora de Gas del Sur ADR	273,386	1,252,108
YPF ADR	313,803	1,205,004
		2,457,112

The accompanying notes are an integral part of the financial statements.
57

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Argentina ETF
	Shares	Value
COMMON STOCK — continued
Financials — 10.6%
Banco BBVA Argentina ADR	305,668	$797,794
Banco Macro ADR	88,476	1,443,044
Grupo Financiero Galicia ADR	176,487	1,256,587
Grupo Supervielle ADR (A)	303,348	512,658
		4,010,083
Industrials — 0.9%
America Airports *	136,283	347,522
Information Technology — 14.7%
Globant *	47,890	5,539,436
Materials — 2.3%
Loma Negra Cia Industrial Argentina ADR *	243,273	880,648
Real Estate — 2.5%
Cresud SACIF y A ADR *	138,954	440,484
IRSA Inversiones y Representaciones ADR *	98,443	323,877
IRSA Propiedades Comerciales ADR	27,115	173,265
		937,626
Utilities — 7.5%
Central Puerto ADR (A)	424,964	1,032,662
Empresa Distribuidora Y Comercializadora Norte ADR *	87,111	261,333
Pampa Energia ADR *	150,807	1,556,328
		2,850,323
TOTAL ARGENTINA		29,111,480
BRAZIL— 5.7%
Consumer Discretionary — 2.9%
Arcos Dorados Holdings, Cl A	288,938	1,100,854
Consumer Staples — 2.8%
Adecoagro *	263,697	1,052,151
TOTAL BRAZIL		2,153,005

The accompanying notes are an integral part of the financial statements.
58

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Argentina ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
CANADA— 4.3%
Materials — 4.3%
SSR Mining *	92,430	$1,623,073
CHILE— 8.0%
Consumer Staples — 8.0%
Cencosud	1,372,718	1,658,487
Cia Cervecerias Unidas	192,491	1,381,564
TOTAL CHILE		3,040,051
UNITED KINGDOM— 0.4%
Energy — 0.4%
Phoenix Global Resources PLC *	1,524,632	150,002
TOTAL COMMON STOCK
(Cost $80,978,026)		36,077,611

U.S. TREASURY OBLIGATION — 15.9%
United States Treasury Bill
0.065%, 05/14/20(B)
(Cost $5,999,859)	$6,000,000	5,999,827

PREFERRED STOCK — 4.3%
CHILE— 4.3%
Consumer Staples — 4.3%
Embotelladora Andina (C)
(Cost $1,922,829)	679,943	1,621,836

SHORT-TERM INVESTMENT(D)(E) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $287,697)	287,697	287,697

The accompanying notes are an integral part of the financial statements.
59

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.1%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $31,077 (collateralized by U.S. Treasury Obligations, ranging in par value $7,497 - $24,183, 1.500%, 08/15/2026, with a total market value of $31,680)

(Cost $31,077)	$31,077	$31,077
TOTAL INVESTMENTS — 116.6%
(Cost $89,219,488)		$44,018,048

Percentages are based on Net Assets of $37,758,726.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $290,747.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	There’s currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $318,774.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.
60

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,077,611	$—	$—	$36,077,611
U.S. Treasury Obligation	—	5,999,827	—	5,999,827
Preferred Stock	1,621,836	—	—	1,621,836
Short-Term Investment	287,697	—	—	287,697
Repurchase Agreement	—	31,077	—	31,077
Total Investments in Securities	$37,987,144	$6,030,904	$—	$44,018,048

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
61

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Greece ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
GREECE— 90.9%
Communication Services — 18.9%
Hellenic Telecommunications Organization	2,050,398	$27,174,247
Consumer Discretionary — 15.3%
FF Group *(A)(B)(C)	452,712	119,006
FF Group ADR *(A)(B)(C)	200,300	52,653
JUMBO	132,207	2,069,287
JUMBO ADR	340,000	5,321,646
OPAP	940,759	8,449,407
OPAP ADR (D)	1,404,900	6,048,095
		22,060,094
Consumer Staples — 2.3%
Sarantis	394,986	3,374,507

The accompanying notes are an integral part of the financial statements.
62

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Greece ETF
	Shares	Value
COMMON STOCK — continued
Energy — 11.1%
Capital Product Partners (E)	212,814	$2,070,680
Hellenic Petroleum	625,461	4,144,667
Motor Oil Hellas Corinth Refineries	282,739	4,152,871
Motor Oil Hellas Corinth Refineries ADR	368,300	2,704,795
Tsakos Energy Navigation	829,854	2,862,996
		15,936,009
Financials — 19.5%
Alpha Bank AE *	11,855,523	8,661,249
Eurobank Ergasias *	22,143,564	8,930,284
Hellenic Exchanges - Athens Stock Exchange	705,868	2,636,403
National Bank of Greece *	3,130,380	4,248,175
Piraeus Bank * (D)	2,787,066	3,718,164
		28,194,275
Industrials — 10.5%
Aegean Airlines	391,031	2,518,387
Ellaktor *	1,595,109	1,554,943
GEK Terna Holding Real Estate Construction *	754,865	4,812,007
Mytilineos Holdings	411,287	3,063,288
Mytilineos Holdings ADR	426,200	3,174,380
		15,123,005
Real Estate — 3.0%
LAMDA Development *	662,360	4,352,906
Utilities — 10.3%
Athens Water Supply & Sewage	481,228	3,573,671
Holding ADMIE IPTO	1,373,802	3,084,693
Public Power *	1,143,602	3,319,363
Terna Energy	511,737	4,781,122
		14,758,849
TOTAL GREECE		130,973,892

The accompanying notes are an integral part of the financial statements.
63

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Greece ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
MONACO— 3.0%
Energy — 3.0%
GasLog	470,296	$2,172,768
GasLog Partners	350,193	2,108,162
TOTAL MONACO		4,280,930
UNITED STATES— 6.0%
Energy — 2.3%
Dorian LPG *	349,726	3,318,900
Materials — 3.7%
Titan Cement International *	383,777	5,330,061
TOTAL UNITED STATES		8,648,961
TOTAL COMMON STOCK
(Cost $241,554,369)		143,903,783

SHORT-TERM INVESTMENT(F)(G) — 2.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $3,802,086)	3,802,086	3,802,086

REPURCHASE AGREEMENT(F) — 0.3%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $410,704 (collateralized by U.S. Treasury Obligations, ranging in par value $99,076 - $319,597, 1.500%, 08/15/2026, with a total market value of $418,673)

(Cost $410,704)	$410,704	410,704
TOTAL INVESTMENTS — 102.8%
(Cost $245,767,159)		$148,116,573

Percentages are based on Net Assets of $144,034,454.

The accompanying notes are an integral part of the financial statements.
64

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Greece ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $171,659 and represented 0.1% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $171,659 and represents 0.1% of Net Assets.

(D)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $3,930,024.
(E)	Security considered Master Limited Partnership. At April 30, 2020, these securities amounted to $2,070,680 or 1.4% of net assets.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $4,212,790.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$143,732,124	$—	$171,659	$143,903,783
Short-Term Investment	3,802,086	—	—	3,802,086
Repurchase Agreement	—	410,704	—	410,704
Total Investments in Securities	$147,534,210	$410,704	$171,659	$148,116,573

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
65

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Norway ETF

Sector Weightings †:

18.1% Financials
17.6% Energy
16.9% Consumer Staples
15.8% Short-Term Investment
11.6% Communication Services
7.8% Materials
5.3% Industrials
1.9% Real Estate
1.7% Repurchase Agreement
1.4% Information Technology
1.2% Utilities
0.6% Consumer Discretionary
0.1% Right

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
FAROE ISLANDS— 2.5%
Consumer Staples — 2.5%
Bakkafrost P/F *	18,651	$924,378
FRANCE— 1.5%
Communication Services — 1.5%
Adevinta, Cl B *	64,917	538,352
NORWAY— 93.9%
Communication Services — 12.5%
Schibsted, Cl B	36,259	706,408
Telenor	252,314	3,882,400
		4,588,808

The accompanying notes are an integral part of the financial statements.
66

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Norway ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.7%
Europris (A)	57,326	$211,476
XXL *	44,554	44,992
		256,468
Consumer Staples — 18.0%
Austevoll Seafood	37,375	292,394
Grieg Seafood	18,427	181,393
Leroy Seafood Group (A)	111,685	594,732
Mowi (A)	149,508	2,567,496
Norway Royal Salmon	4,744	96,462
Orkla	233,158	2,115,854
Salmar	19,017	744,338
		6,592,669
Energy — 19.4%
Aker BP	40,098	667,414
Aker Solutions *	62,828	41,498
BW Energy *	14,201	17,703
BW Offshore *	33,230	94,297
DNO International (A)	267,855	122,060
Equinor (A)	354,614	4,977,654
Frontline	38,128	361,150
Hoegh LNG Holdings	22,888	24,994
Kvaerner	42,400	26,387
Ocean Yield	28,966	75,536
Odfjell Drilling *	36,400	30,275
Petroleum Geo-Services *	153,473	55,490
TGS Nopec Geophysical	41,511	639,549
		7,134,007
Financials — 21.9%
Aker, Cl A (A)	8,944	237,525
Axactor *	47,420	31,089
B2Holding	75,115	30,356
DnB	330,579	4,017,585

The accompanying notes are an integral part of the financial statements.
67

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Norway ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	73,633	$1,304,126
Norwegian Finance Holding	40,080	215,508
Protector Forsikring (A)	30,495	103,395
Sbanken	27,564	147,536
Sparebank 1 Nord Norge	43,318	260,258
Sparebank 1 Oestlandet	11,487	94,081
SpareBank 1 SMN	49,806	365,033
SpareBank 1 SR-Bank *	52,911	337,309
Storebrand	171,429	862,215
		8,006,016
Industrials — 6.4%
Golden Ocean Group	40,173	144,267
Kongsberg Gruppen	22,660	292,243
NEL, Cl A *	272,947	337,193
Norwegian Air Shuttle *	63,764	31,933
Stolt-Nielsen	12,700	108,738
TOMRA Systems	35,318	1,176,397
Veidekke	26,360	235,754
Wallenius Wilhelmsen, Cl B	37,527	41,348
		2,367,873
Information Technology — 1.7%
Atea	33,478	293,846
Nordic Semiconductor *	57,291	338,604
		632,450
Materials — 9.5%
Borregaard	42,097	392,566
Elkem	47,653	80,156
Norsk Hydro	446,576	1,143,582
Yara International (A)	54,422	1,860,121
		3,476,425
Real Estate — 2.3%
Entra	56,502	713,217

The accompanying notes are an integral part of the financial statements.
68

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Norway ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Selvaag Bolig	29,958	$124,440
		837,657
Utilities — 1.5%
Fjordkraft Holding	10,542	71,177
Scatec Solar	31,765	465,306
		536,483
TOTAL NORWAY		34,428,856
SINGAPORE— 0.3%
Energy — 0.3%
BW LPG	37,650	129,386
UNITED ARAB EMIRATES— 0.1%
Energy — 0.1%
Borr Drilling *(A)	27,442	19,468
UNITED KINGDOM— 1.5%
Energy — 1.5%
FLEX LNG (A)	9,083	47,195
Subsea 7	88,475	491,915
TOTAL UNITED KINGDOM		539,110
TOTAL COMMON STOCK
(Cost $59,279,887)		36,579,550

RIGHT — 0.0%
	Number of Rights
Norway — 0.0%
XXL(B)(C)(D)	20,673	10,762

TOTAL RIGHT (Cost $–)		10,762

The accompanying notes are an integral part of the financial statements.
69

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Norway ETF
	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 19.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $7,018,618)	7,018,618	$7,018,618

REPURCHASE AGREEMENT(E) — 2.1%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $758,157 (collateralized by U.S. Treasury Obligations, ranging in par value $182,893 - $589,973, 1.500%, 08/15/2026, with a total market value of $772,866)

(Cost $758,156)	$758,156	758,156
TOTAL INVESTMENTS — 121.0%
(Cost $67,056,661)		$44,367,086

Percentages are based on Net Assets of $36,666,177.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $7,517,374.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $10,762 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $10,762 and represents 0.0% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $7,776,774.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

Cl — Class

The accompanying notes are an integral part of the financial statements.
70

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$36,579,550	$—	$—	$36,579,550
Right	—	—	10,762	10,762
Short-Term Investment	7,018,618	—	—	7,018,618
Repurchase Agreement	—	758,156	—	758,156
Total Investments in Securities	$43,598,168	$758,156	$10,762	$44,367,086

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
71

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Nordic Region ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.2%
DENMARK— 37.0%
Consumer Staples — 2.2%
Carlsberg, Cl B	3,024	$381,227
Financials — 1.4%
Danske Bank	19,821	235,152
Health Care — 22.3%
Coloplast, Cl B	3,978	629,060
Novo Nordisk, Cl B	49,711	3,169,960
		3,799,020
Industrials — 7.8%
A P Moller - Maersk, Cl B	192	190,854
DSV PANALPINA	6,071	626,296
Vestas Wind Systems	5,848	503,344
		1,320,494
Utilities — 3.3%
Orsted	5,645	570,580
TOTAL DENMARK		6,306,473

The accompanying notes are an integral part of the financial statements.
72

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Nordic Region ETF
	Shares	Value
COMMON STOCK — continued
FINLAND— 18.1%
Energy — 2.6%
Neste	12,418	$439,735
Financials — 6.5%
Nordea Bank Abp *	96,471	617,822
Sampo, Cl A *	14,671	485,932
		1,103,754
Industrials — 4.2%
Kone, Cl B	11,717	709,958
Information Technology — 3.6%
Nokia	167,733	610,680
Utilities — 1.2%
Fortum	12,820	212,733
TOTAL FINLAND		3,076,860
NORWAY— 6.4%
Communication Services — 1.8%
Telenor	19,308	297,096
Energy — 2.4%
Equinor	29,400	412,683
Financials — 2.2%
DnB	31,182	378,960
TOTAL NORWAY		1,088,739
SWEDEN— 37.7%
Communication Services — 1.6%
Telia	77,716	268,543
Consumer Discretionary — 2.1%
Hennes & Mauritz, Cl B	26,164	364,847
Consumer Staples — 3.5%
Essity, Cl B	18,195	591,460

The accompanying notes are an integral part of the financial statements.
73

Schedule of Investments		April 30, 2020 (Unaudited)
Global X FTSE Nordic Region ETF
	Shares	Value
COMMON STOCK — continued
Financials — 10.6%
Investor, Cl B	13,599	$683,904
Skandinaviska Enskilda Banken, Cl A *	42,811	352,141
Svenska Handelsbanken, Cl A	44,334	409,878
Swedbank, Cl A	29,948	353,715
		1,799,638
Industrials — 13.1%
Assa Abloy, Cl B	27,468	495,100
Atlas Copco, Cl A	18,833	654,234
Sandvik	32,216	499,046
Volvo, Cl B	44,836	579,088
		2,227,468
Information Technology — 6.8%
Hexagon, Cl B	7,591	378,571
Telefonaktiebolaget LM Ericsson, Cl B	89,437	779,250
		1,157,821
TOTAL SWEDEN		6,409,777
TOTAL COMMON STOCK
(Cost $19,003,326)		16,881,849
TOTAL INVESTMENTS — 99.2%
(Cost $19,003,326)		$16,881,849

Percentages are based on Net Assets of $17,020,417.

*	Non-income producing security.

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
74

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Nigeria ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.5%
NIGERIA— 95.7%
Communication Services — 5.6%
Nigeria Communications	5,666,143	$1,652,625
Consumer Staples — 26.2%
Dangote Sugar Refinery	37,739,109	1,223,573
Flour Mills of Nigeria	24,022,814	1,313,748
Nestle Nigeria	1,211,123	2,902,280
Nigerian Breweries	12,750,569	996,138
UAC of Nigeria	38,739,565	696,101
Unilever Nigeria	24,647,104	673,944
		7,805,784
Financials — 45.1%
Access Bank	67,702,942	1,163,644
FBN Holdings	113,264,967	1,356,820
Fidelity Bank	176,888,874	824,560
First City Monument Bank	171,109,376	766,428
Guaranty Trust Bank	66,031,216	3,611,082
Stanbic IBTC Holdings	17,063,251	1,266,413
Sterling Bank	212,093,700	706,979
United Bank for Africa	87,003,212	1,370,754
Zenith Bank	62,245,336	2,317,990
		13,384,670

The accompanying notes are an integral part of the financial statements.
75

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — continued
Materials — 16.3%
Dangote Cement	11,501,848	$3,893,855
Lafarge Africa *	30,621,105	940,961
		4,834,816
Utilities — 2.5%
Transnational Corp of Nigeria	432,691,712	743,689
TOTAL NIGERIA		28,421,584
TOGO— 2.8%
Financials — 2.8%
Ecobank Transnational *	71,328,071	826,588
TOTAL COMMON STOCK
(Cost $43,141,986)		29,248,172
TOTAL INVESTMENTS — 98.5%
(Cost $43,141,986)		$29,248,172
Percentages are based on Net Assets of $29,701,617.

*	Non-income producing security.

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
76

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 0.1%
Energy — 0.1%
YPF ADR	5,017	$19,265
BAHRAIN— 0.7%
Financials — 0.7%
Ahli United Bank BSC	125,507	79,533
GFH FINANCIAL GROUP BSC	68,140	11,149
TOTAL BAHRAIN		90,682
BANGLADESH— 1.1%
Communication Services — 0.2%
GrameenPhone (A)(B)(C)	9,276	27,990
Financials — 0.1%
BRAC Bank *(A)(B)(C)	20,592	8,300
Health Care — 0.8%
Square Pharmaceuticals (A)(B)(C)	50,642	110,385
TOTAL BANGLADESH		146,675

The accompanying notes are an integral part of the financial statements.
77

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
CHILE— 1.7%
Consumer Discretionary — 0.4%
SACI Falabella	22,164	$60,450
Consumer Staples — 0.4%
Cencosud	42,834	51,751
Financials — 0.9%
Banco de Chile	580,439	51,102
Banco de Credito e Inversiones	632	23,435
Banco Santander Chile	842,508	36,130
		110,667
TOTAL CHILE		222,868
COLOMBIA— 0.1%
Financials — 0.1%
Grupo de Inversiones Suramericana	2,978	16,350
CZECH REPUBLIC— 0.8%
Financials — 0.1%
Komercni Banka	970	20,598
Utilities — 0.7%
CEZ	4,751	88,759
TOTAL CZECH REPUBLIC		109,357
EGYPT— 0.6%
Financials — 0.6%
Commercial International Bank Egypt S.A.E.	18,366	74,572
ESTONIA— 0.2%
Industrials — 0.2%
Tallink Grupp	21,172	15,769
Tallinna Sadam	6,398	12,018
TOTAL ESTONIA		27,787

The accompanying notes are an integral part of the financial statements.
78

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
GREECE— 1.3%
Communication Services — 0.7%
Hellenic Telecommunications Organization	7,080	$93,833
Consumer Discretionary — 0.4%
OPAP	5,772	51,841
Financials — 0.2%
Alpha Bank AE *	17,712	12,940
Eurobank Ergasias *	33,161	13,373
		26,313
TOTAL GREECE		171,987
INDONESIA— 9.0%
Communication Services — 2.1%
Telekomunikasi Indonesia Persero	1,180,135	277,679
Consumer Discretionary — 0.9%
Astra International	484,067	125,288
Consumer Staples — 2.0%
Charoen Pokphand Indonesia	173,000	53,499
Gudang Garam	11,154	33,968
Indofood CBP Sukses Makmur TBK	54,100	35,915
Indofood Sukses Makmur	101,900	44,699
Unilever Indonesia	182,795	101,689
		269,770
Energy — 0.3%
United Tractors	39,350	43,120
Financials — 2.8%
Bank Central Asia	104,058	180,834
Bank Mandiri	192,136	57,608
Bank Negara Indonesia Persero	79,300	21,857
Bank Rakyat Indonesia Persero	587,470	107,818
		368,117

The accompanying notes are an integral part of the financial statements.
79

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Health Care — 0.4%
Kalbe Farma	489,300	$47,368
Materials — 0.5%
Indocement Tunggal Prakarsa	42,700	33,442
Semen Indonesia Persero	68,900	36,824
		70,266
TOTAL INDONESIA		1,201,608
JORDAN— 0.1%
Financials — 0.1%
Arab Bank (A)(B)(C)	2,322	15,398
KAZAKHSTAN— 0.5%
Energy — 0.3%
NAC Kazatomprom JSC GDR	3,153	47,295
Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR *	2,301	20,709
TOTAL KAZAKHSTAN		68,004
KENYA— 2.1%
Communication Services — 1.9%
Safaricom	983,200	261,270
Financials — 0.2%
Equity Group Holdings	64,500	22,643
TOTAL KENYA		283,913
KUWAIT— 8.0%
Communication Services — 2.3%
Mobile Telecommunications KSC	176,108	301,769
Financials — 3.9%
Boubyan Bank KSCP	20,734	33,518
Burgan Bank SAK	17,789	11,963
Gulf Bank KSCP	34,731	24,254
Kuwait Finance House	98,958	190,686

The accompanying notes are an integral part of the financial statements.
80

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
National Bank of Kuwait SAK	106,021	$253,998
		514,419
Industrials — 1.2%
Agility Public Warehousing KSC *	79,388	165,039
Real Estate — 0.6%
Mabanee SAK	42,171	86,714
TOTAL KUWAIT		1,067,941
LUXEMBOURG— 0.1%
Financials — 0.1%
Reinet Investments SCA	992	16,022
MALAYSIA— 7.7%
Communication Services — 1.9%
Axiata Group	79,867	73,181
DiGi.com	91,602	98,845
Maxis	69,176	88,159
		260,185
Consumer Staples — 1.0%
Nestle Malaysia	2,070	67,444
PPB Group	16,500	63,160
		130,604
Financials — 1.9%
CIMB Group Holdings	63,690	51,100
Hong Leong Bank	8,300	25,672
Public Bank	40,510	154,315
RHB Bank	20,500	22,645
		253,732
Industrials — 0.3%
Malaysia Airports Holdings	28,300	34,552
Utilities — 2.6%
Petronas Gas	23,189	83,049

The accompanying notes are an integral part of the financial statements.
81

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
Tenaga Nasional	91,983	$261,831
		344,880
TOTAL MALAYSIA		1,023,953
MEXICO— 6.1%
Communication Services — 0.6%
Grupo Televisa	71,511	76,917
Consumer Staples — 2.4%
Kimberly-Clark de Mexico, Cl A	44,900	64,192
Wal-Mart de Mexico	107,011	260,539
		324,731
Financials — 0.8%
Grupo Financiero Banorte, Cl O	34,144	94,516
Grupo Financiero Inbursa, Cl O	29,600	18,026
		112,542
Industrials — 1.3%
Grupo Aeroportuario del Pacifico, Cl B	10,500	66,413
Grupo Aeroportuario del Sureste, Cl B	6,125	62,097
Promotora y Operadora de Infraestructura *	6,617	46,530
		175,040
Real Estate — 0.6%
Fibra Uno Administracion ‡	93,600	77,718
Utilities — 0.4%
Infraestructura Energetica Nova	15,640	49,094
TOTAL MEXICO		816,042
MOROCCO— 2.4%
Communication Services — 1.8%
Maroc Telecom	17,966	234,605
Consumer Staples — 0.3%
Cosumar	2,301	42,024

The accompanying notes are an integral part of the financial statements.
82

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
Attijariwafa Bank	957	$34,587
Banque Centrale Populaire	588	12,171
		46,758
TOTAL MOROCCO		323,387
NIGERIA— 0.8%
Financials — 0.3%
Guaranty Trust Bank	334,550	18,296
Zenith Bank	355,651	13,244
		31,540
Materials — 0.5%
Dangote Cement	204,272	69,155
TOTAL NIGERIA		100,695
OMAN— 0.4%
Communication Services — 0.3%
Oman Telecommunications SAOG	14,859	24,697
Ooredoo	14,000	15,198
		39,895
Financials — 0.1%
BankMuscat SAOG	18,437	15,514
TOTAL OMAN		55,409
PERU— 1.0%
Financials — 1.0%
Credicorp	888	132,330
PHILIPPINES— 4.7%
Financials — 0.5%
BDO Unibank	25,150	50,390
Metropolitan Bank & Trust	22,974	17,797
		68,187
Industrials — 1.3%
Aboitiz Equity Ventures	58,973	48,549

The accompanying notes are an integral part of the financial statements.
83

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
SM Investments	7,098	$118,981
		167,530
Information Technology — 0.5%
PLDT	2,511	64,705
Real Estate — 2.4%
Ayala Land	217,770	138,023
SM Prime Holdings	298,227	183,397
		321,420
TOTAL PHILIPPINES		621,842
POLAND— 2.4%
Communication Services — 0.4%
Cyfrowy Polsat	7,661	47,285
Consumer Staples — 0.4%
Dino Polska *	1,415	59,659
Energy — 0.4%
Polskie Gornictwo Naftowe i Gazownictwo	51,930	46,561
Financials — 1.2%
Bank Polska Kasa Opieki	2,178	27,339
Powszechna Kasa Oszczednosci Bank Polski	11,130	59,155
Powszechny Zaklad Ubezpieczen	7,977	58,328
Santander Bank Polska	458	18,027
		162,849
TOTAL POLAND		316,354
QATAR— 3.8%
Energy — 0.5%
Qatar Fuel QSC	14,388	63,266
Financials — 1.2%
Commercial Bank PSQC	25,365	27,866
Masraf Al Rayan QSC	46,932	49,226
Qatar International Islamic Bank QSC	9,454	20,824

The accompanying notes are an integral part of the financial statements.
84

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Qatar Islamic Bank SAQ	14,763	$62,807
		160,723
Industrials — 0.8%
Industries Qatar QSC	53,463	103,519
Materials — 0.5%
Mesaieed Petrochemical Holding	129,481	64,011
Real Estate — 0.3%
Barwa Real Estate	55,363	43,488
Utilities — 0.5%
Qatar Electricity & Water QSC	15,683	65,041
TOTAL QATAR		500,048
ROMANIA— 1.2%
Energy — 0.4%
Societatea Nationala de Gaze Naturale ROMGAZ	9,312	58,837
Financials — 0.4%
Banca Transilvania	89,521	38,629
BRD-Groupe Societe Generale	5,507	14,118
		52,747
Real Estate — 0.2%
NEPI Rockcastle	5,444	23,685
Utilities — 0.2%
Societatea Energetica Electrica	11,116	24,210
TOTAL ROMANIA		159,479
SAUDI ARABIA— 11.9%
Communication Services — 2.3%
Etihad Etisalat *	9,188	68,145
Saudi Telecom	9,942	239,879
		308,024

The accompanying notes are an integral part of the financial statements.
85

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.4%
Jarir Marketing	1,478	$58,097
Consumer Staples — 1.2%
Almarai JSC	6,255	81,790
Savola Group	6,555	70,699
		152,489
Energy — 1.9%
Saudi Arabian Oil	29,826	251,396
Financials — 4.0%
Al Rajhi Bank	13,418	204,397
Alinma Bank *	10,451	44,420
Arab National Bank	6,402	34,849
Bank AlBilad	3,947	23,924
Banque Saudi Fransi	5,856	48,267
Riyad Bank	12,841	58,203
Samba Financial Group	10,540	65,345
Saudi British Bank	7,666	50,345
		529,750
Materials — 1.4%
Saudi Arabian Fertilizer	4,084	77,003
Saudi Kayan Petrochemical *	17,742	41,012
Yanbu National Petrochemical	5,484	65,721
		183,736
Utilities — 0.7%
Saudi Electricity	20,825	94,614
TOTAL SAUDI ARABIA		1,578,106
SOUTH AFRICA— 5.4%
Communication Services — 0.2%
MultiChoice Group *	6,114	29,040
Consumer Discretionary — 2.4%
Mr Price Group	3,585	25,768

The accompanying notes are an integral part of the financial statements.
86

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Naspers, Cl N	1,851	$292,175
		317,943
Consumer Staples — 0.8%
Clicks Group	3,669	46,092
Shoprite Holdings	6,577	38,366
Tiger Brands	2,531	24,890
		109,348
Financials — 1.7%
Absa Group	4,393	21,839
Capitec Bank Holdings	310	15,226
Discovery	2,698	14,250
Nedbank Group	2,537	14,810
Old Mutual	28,900	21,118
PSG Group	971	8,407
Remgro	3,244	24,200
RMB Holdings	5,196	14,995
Sanlam	11,528	37,211
Standard Bank Group	7,966	44,300
		216,356
Industrials — 0.2%
Bidvest Group	4,065	33,323
Real Estate — 0.1%
Redefine Properties ‡	76,238	9,423
TOTAL SOUTH AFRICA		715,433
THAILAND— 10.5%
Communication Services — 1.4%
Advanced Info Service NVDR	19,834	121,376
Intouch Holdings PCL NVDR	36,500	60,354
		181,730
Consumer Discretionary — 0.3%
Home Product Center NVDR	96,060	40,378

The accompanying notes are an integral part of the financial statements.
87

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.8%
Berli Jucker NVDR	19,690	$24,494
CP ALL NVDR	97,172	213,235
		237,729
Energy — 2.2%
PTT NVDR	190,350	208,853
PTT Exploration & Production NVDR	22,650	59,154
Thai Oil NVDR	18,430	23,354
		291,361
Financials — 0.5%
Bangkok Bank NVDR	3,500	11,250
Kasikornbank NVDR	12,670	33,775
Krung Thai Bank NVDR	25,300	8,601
Siam Commercial Bank NVDR	5,970	12,639
		66,265
Health Care — 1.0%
Bangkok Dusit Medical Services NVDR	159,810	102,737
Bumrungrad Hospital NVDR	7,200	26,147
		128,884
Industrials — 1.6%
Airports of Thailand NVDR	71,720	137,987
Bangkok Expressway & Metro NVDR	124,000	36,217
BTS Group Holdings PCL NVDR	113,900	40,484
		214,688
Real Estate — 0.6%
Central Pattana NVDR *	36,500	55,278
Land & Houses NVDR	135,700	31,036
		86,314
Utilities — 1.1%
Electricity Generating	4,800	42,429
Energy Absolute NVDR	27,300	33,962
Global Power Synergy NVDR	11,600	25,276

The accompanying notes are an integral part of the financial statements.
88

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
Gulf Energy Development NVDR	43,500	$52,098
		153,765
TOTAL THAILAND		1,401,114
TURKEY— 2.5%
Communication Services — 0.5%
Turkcell Iletisim Hizmetleri	31,943	63,753
Consumer Staples — 0.7%
BIM Birlesik Magazalar	12,550	99,384
Energy — 0.4%
Tupras Turkiye Petrol Rafinerileri	3,750	48,716
Financials — 0.6%
Akbank Turk	36,504	30,762
Turkiye Garanti Bankasi	29,459	35,151
Turkiye Is Bankasi, Cl C	19,852	14,059
		79,972
Materials — 0.3%
Eregli Demir ve Celik Fabrikalari	40,305	46,651
TOTAL TURKEY		338,476
UNITED ARAB EMIRATES— 4.0%
Communication Services — 1.6%
Emirates Telecommunications Group PJSC	51,233	216,197
Financials — 1.4%
Abu Dhabi Commercial Bank PJSC	35,539	42,959
Dubai Islamic Bank PJSC	21,018	21,000
National Bank of Abu Dhabi PJSC	35,785	113,013
		176,972
Real Estate — 1.0%
Aldar Properties PJSC	115,237	57,099

The accompanying notes are an integral part of the financial statements.
89

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Emaar Properties PJSC	103,350	$76,814
		133,913
TOTAL UNITED ARAB EMIRATES		527,082
VIETNAM— 8.5%
Consumer Staples — 2.5%
Masan Group *	33,170	83,247
Saigon Beer Alcohol Beverage	5,200	36,177
Vietnam Dairy Products JSC	49,890	210,812
		330,236
Energy — 0.1%
Vietnam National Petroleum Group	6,700	11,525
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	8,460	24,554
Bank for Investment and Development of Vietnam JSC	3,580	5,440
Saigon Thuong Tin Commercial JSB *	11,470	4,455
		34,449
Industrials — 0.5%
Vietjet Aviation JSC *	13,130	64,728
Materials — 0.7%
Hoa Phat Group JSC *	109,550	100,530
Real Estate — 4.3%
No Va Land Investment Group *	18,860	42,825
Vincom Retail JSC	75,430	74,371
Vingroup JSC *	68,410	268,338
Vinhomes JSC	68,570	186,139
		571,673
Utilities — 0.1%
PetroVietnam Gas JSC	4,160	11,257

The accompanying notes are an integral part of the financial statements.
90

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Value
COMMON STOCK — continued
TOTAL VIETNAM	$1,124,398
TOTAL COMMON STOCK
(Cost $16,402,221)	13,266,577
TOTAL INVESTMENTS — 99.7%
(Cost $16,402,221)	$13,266,577

Percentages are based on Net Assets of $13,303,082.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $162,073 and represented 1.2% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $162,073 and represents 1.2% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,980,106	$1,124,398	$162,073	$13,266,577
Total Investments in Securities	$11,980,106	$1,124,398	$162,073	$13,266,577

The accompanying notes are an integral part of the financial statements.
91

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Investments in Common Stock
Beginning Balance as of October 31, 2019	$ ‒
Transfers out of Level 3	‒
Transfers into Level 3	162,073
Net purchases	‒
Net sales	‒
Realized gain/(loss)	‒
Change in unrealized appreciation/(depreciation)	‒
Ending Balance as of April 30, 2020	$162,073

For the period ended April 30, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
92

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Portugal ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS— 2.5%
Communication Services — 2.5%
Altice Europe *	94,735	$377,180
PORTUGAL— 92.3%
Communication Services — 5.9%
NOS SGPS (A)	181,386	676,281
Pharol SGPS *(A)	1,212,718	92,981
Sonaecom	64,845	123,939
		893,201
Consumer Discretionary — 0.9%
Ibersol SGPS	30,155	132,446
Consumer Staples — 10.2%
Jeronimo Martins	46,708	788,622
Sonae (A)	942,223	738,925
		1,527,547

The accompanying notes are an integral part of the financial statements.
93

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Portugal ETF
	Shares	Value
COMMON STOCK — continued
Energy — 21.8%
Galp Energia	281,789	$3,245,393
Financials — 3.1%
Banco Comercial Portugues, Cl R (A)	4,147,153	463,323
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	12
		463,335
Industrials — 5.9%
CTT-Correios de Portugal	217,091	511,228
Mota-Engil	174,056	219,240
Sonae Capital	182,471	98,132
Teixeira Duarte *	367,681	48,327
		876,927
Materials — 16.3%
Altri (A)	114,485	604,407
Corticeira Amorim SGPS	61,285	645,748
Navigator (A)	253,708	659,704
Ramada Investimentos E Industria	13,272	45,064
Semapa-Sociedade de Investimento e Gestao *	48,115	474,304
		2,429,227
Utilities — 28.2%
Energias de Portugal	811,762	3,423,130
REN - Redes Energeticas Nacionais	286,728	777,283
		4,200,413
TOTAL PORTUGAL		13,768,489
SPAIN— 5.1%
Utilities — 5.1%
EDP Renovaveis	61,380	752,972
TOTAL COMMON STOCK
(Cost $23,395,764)		14,898,641

The accompanying notes are an integral part of the financial statements.
94

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Portugal ETF
	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 14.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $2,115,580)	2,115,580	$2,115,580

REPURCHASE AGREEMENT(E) — 1.5%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20 repurchase price $228,527 (collateralized by U.S. Treasury Obligations, ranging in par value $55,128 - $177,832, 1.500%, 08/15/2026, with a total market value of $232,960)

(Cost $228,527)	$228,527	228,527
TOTAL INVESTMENTS — 115.6%
(Cost $25,739,871)		$17,242,748

Percentages are based on Net Assets of $14,920,472.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $2,188,640.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $12 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $12 and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $2,344,107.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

Cl — Class

The accompanying notes are an integral part of the financial statements.
95

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$14,898,629	$—	$12	$14,898,641
Short-Term Investment	2,115,580	—	—	2,115,580
Repurchase Agreement	—	228,527	—	228,527
Total Investments in Securities	$17,014,209	$228,527	$12	$17,242,748

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
96

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Pakistan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
PAKISTAN— 99.6%
Consumer Discretionary — 3.5%
Honda Atlas Cars Pakistan	342,350	$365,458
Nishat Mills	1,460,200	699,986
PAK Suzuki Motor	279,300	286,745
		1,352,189
Energy — 22.4%
Oil & Gas Development	4,298,940	2,824,232
Pakistan Oilfields	736,134	1,458,360
Pakistan Petroleum	4,537,876	2,584,220
Pakistan State Oil	1,728,014	1,663,850
		8,530,662
Financials — 25.1%
Bank Al Habib	4,220,200	1,513,878
Bank Alfalah	4,773,060	896,725
Habib Bank	3,777,950	2,371,480
MCB Bank	2,765,740	2,822,563
National Bank of Pakistan	3,555,900	628,588
United Bank	1,975,590	1,318,456
		9,551,690

The accompanying notes are an integral part of the financial statements.
97

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 2.2%
Searle	728,416	$842,169
Industrials — 4.5%
Millat Tractors	187,900	819,999
Pak Elektron	2,802,200	420,920
Pakistan International Bulk Terminal *	7,450,987	439,974
		1,680,893
Materials — 34.0%
DG Khan Cement	2,174,660	1,174,960
Engro	2,111,349	4,051,421
Engro Fertilizers	3,482,300	1,338,853
Fauji Cement	5,857,200	622,333
Fauji Fertilizer	3,110,400	2,168,116
Fauji Fertilizer Bin Qasim	2,891,500	297,128
International Steels	1,490,500	509,210
Lucky Cement	688,460	2,019,512
Maple Leaf Cement Factory	4,652,318	817,474
		12,999,007
Utilities — 7.9%
Hub Power	3,441,742	1,807,196
K-Electric *	20,027,200	375,881
Kot Addu Power	2,587,848	371,779
SUI Northern Gas Pipeline	1,425,600	470,504
		3,025,360
TOTAL PAKISTAN		37,981,970
TOTAL COMMON STOCK
(Cost $49,796,068)		37,981,970
The accompanying notes are an integral part of the financial statements.
98

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI Pakistan ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 3.9%
United States Treasury Bill
0.060%, 05/14/20(A)
(Cost $1,499,968)	$1,500,000	$1,499,957
TOTAL INVESTMENTS — 103.5%
(Cost $51,296,036)		$39,481,927

Percentages are based on Net Assets of $38,146,850.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,981,970	$—	$—	$37,981,970
U.S. Treasury Obligation	—	1,499,957	—	1,499,957
Total Investments in Securities	$37,981,970	$1,499,957	$—	$39,481,927

For the period ended April 30, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
99

Schedule of Investments		April 30, 2020 (Unaudited)
Global X DAX Germany ETF

Sector Weightings †:

16.8% Financials
16.1% Materials
13.7% Information Technology
12.5% Health Care
12.2% Industrials
10.8% Consumer Discretionary
4.9% Communication Services
4.6% Preferred Stock
4.4% Utilities
2.8% Real Estate
1.2% Consumer Staples

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.6%
GERMANY— 85.1%
Communication Services — 4.9%
Deutsche Telekom	45,333	$661,631
Consumer Discretionary — 10.8%
adidas	2,643	605,610
Bayerische Motoren Werke	4,772	282,508
Continental *	1,600	135,292
Daimler	12,566	434,034
		1,457,444
Consumer Staples — 1.1%
Beiersdorf	1,459	152,741
Financials — 16.6%
Allianz	6,164	1,140,183
Deutsche Bank	30,703	227,938
Deutsche Boerse	2,742	425,720

The accompanying notes are an integral part of the financial statements.
100

Schedule of Investments		April 30, 2020 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,099	$461,647
		2,255,488
Health Care — 12.4%
Bayer	14,565	959,418
Fresenius & KGaA	6,119	265,606
Fresenius Medical Care & KGaA	3,040	238,608
Merck KGaA	1,923	223,475
		1,687,107
Industrials — 12.1%
Deutsche Lufthansa	6,737	60,198
Deutsche Post	14,692	436,903
MTU Aero Engines	780	106,194
Siemens	11,218	1,040,472
		1,643,767
Information Technology — 13.5%
Infineon Technologies	18,684	346,875
SAP	11,128	1,327,818
Wirecard	1,698	168,128
		1,842,821
Materials — 6.5%
BASF	13,590	694,914
Covestro	2,325	78,129
HeidelbergCement	2,169	103,058
		876,101
Real Estate — 2.8%
Vonovia	7,584	374,220
Utilities — 4.4%
E.ON	33,172	332,305
RWE	9,179	263,811
		596,116

The accompanying notes are an integral part of the financial statements.
101

Schedule of Investments		April 30, 2020 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
TOTAL GERMANY		$11,547,436
UNITED KINGDOM— 9.5%
Materials — 9.5%
Linde	6,961	1,284,711
TOTAL COMMON STOCK
(Cost $16,807,771)		12,832,147

PREFERRED STOCK — 4.5%
GERMANY— 4.5%
Consumer Discretionary — 2.8%
Volkswagen(A)	2,736	384,243
Consumer Staples — 1.7%
Henkel & KGaA(A)	2,599	230,696
TOTAL PREFERRED STOCK
(Cost $949,879)		614,939
TOTAL INVESTMENTS — 99.1%
(Cost $17,757,650)		$13,447,086

Percentages are based on Net Assets of $13,569,849.

*	Non-income producing security.
(A)	There’s currently no stated interest rate.

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
102

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Energy ETF	Global X MSCI China Financials ETF		Global X MSCI China Industrials ETF
Assets:
Cost of Investments	$141,016,617		$2,342,705	$43,796,281		$2,241,820
Cost of Repurchase Agreement	834,657		—	25,092		—
Cost of Foreign Currency	9,884		20	941		30
Investments, at Value	$143,999,755	*	$1,759,094	$36,473,932	*	$1,923,456
Repurchase Agreement, at Value	834,657		—	25,092		—
Cash	44,295		—	44,790		—
Foreign Currency, at Value	9,884		21	944		31
Dividend and Interest Receivable	18,971		—	1,515		—
Total Assets	144,907,562		1,759,115	36,546,273		1,923,487
Liabilities:
Obligation to Return Securities Lending Collateral	8,561,481		—	257,384		—
Payable due to Investment Adviser	71,405		882	19,576		983
Unrealized Depreciation on Spot Contracts	—		—	2		—
Cash Overdraft	—		98,564	—		13
Total Liabilities	8,632,886		99,446	276,962		996
Net Assets	$136,274,676		$1,659,669	$36,269,311		$1,922,491
Net Assets Consist of:
Paid-in Capital	$207,819,667		$3,789,904	$52,105,434		$5,042,038
Total Distributable Loss	(71,544,991)		(2,130,235)	(15,836,123)		(3,119,547)
Net Assets	$136,274,676		$1,659,669	$36,269,311		$1,922,491
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,750,000		200,000	2,550,000		150,000
Net Asset Value, Offering and Redemption Price Per Share	$17.58		$8.30	$14.22		$12.82
*Includes Market Value of Securities on Loan	$8,021,713		$—	$244,446		$—

The accompanying notes are an integral part of the financial statements.
103

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Assets:
Cost of Investments	$1,762,751	$18,875,363	$5,101,138	$4,403,228
Cost of Foreign Currency	114	12	4	6
Investments, at Value	$1,518,636	$17,303,731	$5,665,241	$4,875,546
Cash	1,197	19,940	17,495	8,431
Foreign Currency, at Value	124	12	4	6
Dividend and Interest Receivable	971	92	—	—
Total Assets	1,520,928	17,323,775	5,682,740	4,883,983
Liabilities:
Payable due to Investment Adviser	782	9,724	2,615	3,169
Total Liabilities	782	9,724	2,615	3,169
Net Assets	$1,520,146	$17,314,051	$5,680,125	$4,880,814
Net Assets Consist of:
Paid-in Capital	$3,818,673	$25,148,222	$4,930,917	$4,017,132
Total Distributable Earnings/(Loss)	(2,298,527)	(7,834,171)	749,208	863,682
Net Assets	$1,520,146	$17,314,051	$5,680,125	$4,880,814
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	99,971	750,000	250,002	250,002
Net Asset Value, Offering and Redemption Price Per Share	$15.21	$23.09	$22.72	$19.52

The accompanying notes are an integral part of the financial statements.
104

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X MSCI China Information Technology ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
Assets:
Cost of Investments	$10,433,626	$8,773,531	$1,505,850	$2,587,606
Cost of Foreign Currency	8	9	7	3
Investments, at Value	$9,704,555	$8,381,966	$1,384,044	$2,780,176
Cash	30,206	12,675	—	3,399
Foreign Currency, at Value	8	9	8	3
Total Assets	9,734,769	8,394,650	1,384,052	2,783,578
Liabilities:
Payable due to Investment Adviser	4,482	4,923	703	639
Cash Overdraft	—	—	2,127	—
Total Liabilities	4,482	4,923	2,830	639
Net Assets	$9,730,287	$8,389,727	$1,381,222	$2,782,939
Net Assets Consist of:
Paid-in Capital	$9,982,503	$8,557,103	$1,502,076	$2,627,889
Total Distributable Earnings/(Loss)	(252,216)	(167,376)	(120,854)	155,050
Net Assets	$9,730,287	$8,389,727	$1,381,222	$2,782,939
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	500,002	500,002	100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$19.46	$16.78	$13.81	$27.83

The accompanying notes are an integral part of the financial statements.
105

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X FTSE Southeast Asia ETF		Global X MSCI Colombia ETF		Global X MSCI Argentina ETF		Global X MSCI Greece ETF
Assets:
Cost of Investments	$26,015,712		$79,814,516		$89,188,411		$245,356,455
Cost of Repurchase Agreement	22,752		802,313		31,077		410,704
Cost of Foreign Currency	20,932		21,499		—		5,244
Investments, at Value	$20,085,913	*	$52,694,209	*	$43,986,971	*	$147,705,869	*
Repurchase Agreement, at Value	22,752		802,313		31,077		410,704
Cash	—		—		—		164,181
Foreign Currency, at Value	20,932		22,110		—		5,340
Dividend and Interest Receivable	70,010		446,581		62		42,384
Receivable for Investment Securities Sold	—		1,140,928		—		1,937,178
Reclaim Receivable	—		—		2,134		—
Total Assets	20,199,607		55,106,141		44,020,244		150,265,656
Liabilities:
Obligation to Return Securities Lending Collateral	233,378		8,229,710		318,774		4,212,790
Payable due to Investment Adviser	10,327		20,018		17,662		63,287
Unrealized Depreciation on Spot Contracts	5		—		—		—
Payable for Capital Shares Redeemed	—		1,142,563		—		1,918,974
Cash Overdraft	50,104		6,410,408		5,925,082		36,151
Total Liabilities	293,814		15,802,699		6,261,518		6,231,202
Net Assets	$19,905,793		$39,303,442		$37,758,726		$144,034,454
Net Assets Consist of:
Paid-in Capital	$32,218,878		$147,506,724		$93,725,358		$467,224,894
Total Distributable Loss	(12,313,085)		(108,203,282)		(55,966,632)		(323,190,440)
Net Assets	$19,905,793		$39,303,442		$37,758,726		$144,034,454
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,650,000		1,720,000		2,074,975		7,616,667
Net Asset Value, Offering and Redemption Price Per Share	$12.06		$22.85		$18.20		$18.91
*Includes Market Value of Securities on Loan	$222,564		$8,014,770		$290,747		$3,930,024

The accompanying notes are an integral part of the financial statements.
106

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Assets:
Cost of Investments	$66,298,505		$19,003,326	$43,141,986	$16,402,221
Cost of Repurchase Agreement	758,156		—	—	—
Cost of Foreign Currency	—		4,722	1,709,348	40,329
Investments, at Value	$43,608,930	*	$16,881,849	$29,248,172	$13,266,577
Repurchase Agreement, at Value	758,156		—	—	—
Cash	72,690		—	—	—
Foreign Currency, at Value	—		4,722	1,703,749	40,291
Dividend and Interest Receivable	16,831		17,164	146,731	45,368
Receivable for Investment Securities Sold	—		—	68,339	—
Reclaim Receivable	—		127,295	—	—
Total Assets	44,456,607		17,031,030	31,166,991	13,352,236
Liabilities:
Obligation to Return Securities Lending Collateral	7,776,774		—	—	—
Payable due to Investment Adviser	13,656		6,515	15,829	4,954
Unrealized Depreciation on Spot Contracts	—		36	—	—
Cash Overdraft	—		4,062	1,449,545	44,200
Total Liabilities	7,790,430		10,613	1,465,374	49,154
Net Assets	$36,666,177		$17,020,417	$29,701,617	$13,303,082
Net Assets Consist of:
Paid-in Capital	$96,996,603		$23,928,889	$71,678,136	$41,006,424
Total Distributable Loss	(60,330,426)		(6,908,472)	(41,976,519)	(27,703,342)
Net Assets	$36,666,177		$17,020,417	$29,701,617	$13,303,082
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,150,000		860,000	2,962,135	850,000
Net Asset Value, Offering and Redemption Price Per Share	$8.84		$19.79	$10.03	$15.65
*Includes Market Value of Securities on Loan	$7,517,374		$—	$—	$—

The accompanying notes are an integral part of the financial statements.
107

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF	Global X DAX Germany ETF
Assets:
Cost of Investments	$25,511,344		$51,296,036	$17,757,650
Cost of Repurchase Agreement	228,527		—	—
Cost of Foreign Currency	—		167,323	—
Investments, at Value	$17,014,221	*	$39,481,927	$13,447,086
Repurchase Agreement, at Value	228,527		—	—
Foreign Currency, at Value	—		168,191	—
Dividend and Interest Receivable	86,715		165,964	55,812
Receivable for Investment Securities Sold	—		—	2,317,859
Reclaim Receivable	—		—	110,277
Total Assets	17,329,463		39,816,082	15,931,034
Liabilities:
Obligation to Return Securities Lending Collateral	2,344,107		—	—
Payable due to Investment Adviser	6,395		19,834	2,451
Payable for Capital Shares Redeemed	—		—	2,291,925
Cash Overdraft	58,489		1,649,398	66,809
Total Liabilities	2,408,991		1,669,232	2,361,185
Net Assets	$14,920,472		$38,146,850	$13,569,849
Net Assets Consist of:
Paid-in Capital	$36,488,400		$82,515,287	$18,980,537
Total Distributable Loss	(21,567,928)		(44,368,437)	(5,410,688)
Net Assets	$14,920,472		$38,146,850	$13,569,849
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,700,000		1,562,500	600,000
Net Asset Value, Offering and Redemption Price Per Share	$8.78		$24.41	$22.62
*Includes Market Value of Securities on Loan	$2,188,640		$—	$—

The accompanying notes are an integral part of the financial statements.
108

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF
Investment Income:
Dividend Income	$110,499	$17,331	$19,669	$1,871
Interest Income	935	15	631	8
Security Lending Income	301,435	—	19,509	—
Less: Foreign Taxes Withheld	(1,549)	(1,733)	(1,995)	(6)
Total Investment Income	411,320	15,613	37,814	1,873
Supervision and Administration Fees(1)	500,763	5,056	172,250	6,317
Custodian Fees(2)	2,322	60	377	60
Total Expenses	503,085	5,116	172,627	6,377
Net Investment Income (Loss)	(91,765)	10,497	(134,813)	(4,504)
Net Realized Loss on:
Investments(3)	(875,643)	(47,064)	(4,321,499)	(87,059)
Foreign Currency Transactions	(11,768)	(135)	(4,184)	(273)
Net Realized Loss on Investments and Foreign Currency Transactions	(887,411)	(47,199)	(4,325,683)	(87,332)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(450,998)	(287,489)	529,082	100,342
Foreign Currency Translations	—	7	1	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(450,998)	(287,482)	529,083	100,342
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(1,338,409)	(334,681)	(3,796,600)	13,010
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,430,174)	$(324,184)	$(3,931,413)	$8,506

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
109

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Investment Income:
Dividend Income	$2,929	$62,228	$2,836	$2,023
Interest Income	39	199	—	—
Security Lending Income	—	248	—	—
Less: Foreign Taxes Withheld	(27)	—	(140)	(160)
Total Investment Income	2,941	62,675	2,696	1,863
Supervision and Administration Fees(1)	5,667	67,868	13,630	11,990
Custodian Fees(2)	72	238	47	47
Total Expenses	5,739	68,106	13,677	12,037
Net Investment Loss	(2,798)	(5,431)	(10,981)	(10,174)
Net Realized Gain (Loss) on:
Investments(3)	(129,232)	(116,357)	198,820	407,126
Foreign Currency Transactions	(591)	(2,891)	(2,724)	(1,928)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(129,823)	(119,248)	196,096	405,198
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	324,415	914,438	163,335	238,025
Foreign Currency Translations	7	(8)	—	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	324,422	914,430	163,335	238,025
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	194,599	795,182	359,431	643,223
Net Increase in Net Assets Resulting from Operations	$191,801	$789,751	$348,450	$633,049

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
110

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X MSCI China Information Technology ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
Investment Income:
Dividend Income	$1,424	$10,875	$405	$2,040
Total Investment Income	1,424	10,875	405	2,040
Supervision and Administration Fees(1)	21,335	20,797	4,704	4,074
Custodian Fees(2)	152	73	26	4
Total Expenses	21,487	20,870	4,730	4,078
Net Investment Loss	(20,063)	(9,995)	(4,325)	(2,038)
Net Realized Gain (Loss) on:
Investments(3)	526,308	269,466	6,990	(16,988)
Foreign Currency Transactions	(4,494)	(3,144)	(77)	(7)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	521,814	266,322	6,913	(16,995)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(782,727)	(601,697)	(176,057)	75,216
Foreign Currency Translations	(1)	7	—	3
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(782,728)	(601,690)	(176,057)	75,219
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(260,914)	(335,368)	(169,144)	58,224
Net Increase (Decrease) in Net Assets Resulting from Operations	$(280,977)	$(345,363)	$(173,469)	$56,186

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
111

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$440,737	$1,457,851	$298,380	$3,847,588
Interest Income	237	718	830	4,462
Security Lending Income	55	1,608	6,955	863,428
Less: Foreign Taxes Withheld	(34,535)	(44,090)	(11,692)	(119,629)
Total Investment Income	406,494	1,416,087	294,473	4,595,849
Supervision and Administration Fees(1)	78,804	188,604	182,441	718,787
Custodian Fees(2)	159	584	536	50,575
Total Expenses	78,963	189,188	182,977	769,362
Net Investment Income	327,531	1,226,899	111,496	3,826,487
Net Realized Gain (Loss) on:
Investments(3)	(711,793)	(32,842)	(4,969,673)	(19,556,584)
Foreign Currency Transactions	(12,738)	(131,476)	12,325	(18,269)
Net Realized Loss on Investments and Foreign Currency Transactions	(724,531)	(164,318)	(4,957,348)	(19,574,853)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,968,217)	(27,378,718)	(3,347,265)	(91,281,010)
Foreign Currency Translations	1,027	783	(52)	9
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(5,967,190)	(27,377,935)	(3,347,317)	(91,281,001)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(6,691,721)	(27,542,253)	(8,304,665)	(110,855,854)
Net Decrease in Net Assets Resulting from Operations	$(6,364,190)	$(26,315,354)	$(8,193,169)	$(107,029,367)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
112

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Investment Income:
Dividend Income	$750,486	$173,227	$1,723,445	$292,111
Interest Income	507	423	425	155
Security Lending Income	34,059	1,870	—	—
Less: Foreign Taxes Withheld	(163,427)	(27,498)	(172,344)	(18,559)
Total Investment Income	621,625	148,022	1,551,526	273,707
Supervision and Administration Fees(1)	147,361	43,971	120,383	40,020
Custodian Fees(2)	14	639	37,111	15,692
Total Expenses	147,375	44,610	157,494	55,712
Net Investment Income	474,250	103,412	1,394,032	217,995
Net Realized Loss on:
Investments(3)	(6,425,911)	(11,400)	(3,110,810)	(889,467)
Foreign Currency Transactions	(10,535)	(2,619)	(54,378)	(1,742)
Net Realized Loss on Investments and Foreign Currency Transactions	(6,436,446)	(14,019)	(3,165,188)	(891,209)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,293,158)	(856,953)	(5,420,526)	(3,222,886)
Foreign Currency Translations	282	(1,657)	(9,535)	(186)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(5,292,876)	(858,610)	(5,430,061)	(3,223,072)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(11,729,322)	(872,629)	(8,595,249)	(4,114,281)
Net Decrease in Net Assets Resulting from Operations	$(11,255,072)	$(769,217)	$(7,201,217)	$(3,896,286)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
113

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF	Global X DAX Germany ETF
Investment Income:
Dividend Income	$50,665	$1,113,476	$151,423
Interest Income	363	572	—
Security Lending Income	11,068	—	—
Less: Foreign Taxes Withheld	(7,600)	(193,311)	(14,242)
Total Investment Income	54,496	920,737	137,181
Supervision and Administration Fees(1)	51,946	168,908	38,104
Custodian Fees(2)	3,549	36,173	76
Total Expenses	55,495	205,081	38,180
Waiver of Supervision and Administration Fees	–	–	(21,169)
Net Expenses	55,495	205,081	17,011
Net Investment Income (Loss)	(999)	715,656	120,170
Net Realized Gain (Loss) on:
Investments(3)	(484,508)	(14,995,677)	(7,005)
Foreign Currency Transactions	162	(157,898)	(206)
Net Realized Loss on Investments and Foreign Currency Transactions	(484,346)	(15,153,575)	(7,211)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,530,535)	10,121,665	(3,443,571)
Foreign Currency Translations	(1,562)	2,086	(1,354)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,532,097)	10,123,751	(3,444,925)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(3,016,443)	(5,029,824)	(3,452,136)
Net Decrease in Net Assets Resulting from Operations	$(3,017,442)	$(4,314,168)	$(3,331,966)
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
114

Statements of Changes in Net Assets

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Energy ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$(91,765)	$1,457,518	$10,497	$56,817
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(887,411)	(20,246,748)	(47,199)	(263,806)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(450,998)	56,137,252	(287,482)	14,295
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,430,174)	37,348,022	(324,184)	(192,694)
Distributions	(1,252,988)	(3,541,990)	(43,218)	(123,563)
Capital Share Transactions:
Issued	10,706,901	26,355,509	463,155	—
Redeemed	(28,234,654)	(23,778,436)	—	(1,074,531)
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,527,753)	2,577,073	463,155	(1,074,531)
Total Increase (Decrease) in Net Assets	(20,210,915)	36,383,105	95,753	(1,390,788)
Net Assets:
Beginning of Period	156,485,591	120,102,486	1,563,916	2,954,704
End of Period	$136,274,676	$156,485,591	$1,659,669	$1,563,916
Share Transactions:
Issued	550,000	1,600,000	50,000	—
Redeemed	(1,650,000)	(1,600,000)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,100,000)	—	50,000	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
115

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Industrials ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$(134,813)	$2,815,432	$(4,504)	$40,829
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(4,325,683)	(2,761,859)	(87,332)	(373,576)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	529,083	(5,721,964)	100,342	300,844
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,931,413)	(5,668,391)	8,506	(31,903)
Distributions	(1,692,791)	(2,438,433)	(24,432)	(67,864)
Capital Share Transactions:
Issued	3,252,389	78,511,082	—	—
Redeemed	(21,518,736)	(41,027,907)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(18,266,347)	37,483,175	—	—
Total Increase (Decrease) in Net Assets	(23,890,551)	29,376,351	(15,926)	(99,767)
Net Assets:
Beginning of Period	60,159,862	30,783,511	1,938,417	2,038,184
End of Period	$36,269,311	$60,159,862	$1,922,491	$1,938,417
Share Transactions:
Issued	200,000	4,500,000	—	—
Redeemed	(1,450,000)	(2,700,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,250,000)	1,800,000	—	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
116

Statements of Changes in Net Assets

	Global X MSCI China Materials ETF		Global X MSCI China Communication Services ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$(2,798)	$78,356	$(5,431)	$98,084
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(129,823)	(431,845)	(119,248)	(323,084)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	324,422	283,201	914,430	609,088
Net Increase (Decrease) in Net Assets Resulting from Operations	191,801	(70,288)	789,751	384,088
Distributions	(40,346)	(149,448)	(69,770)	(115,344)
Capital Share Transactions:
Issued	—	—	—	3,542,417
Redeemed	(806,413)	—	(4,477,142)	(7,384,857)
Decrease in Net Assets from Capital Share Transactions	(806,413)	—	(4,477,142)	(3,842,440)
Total Decrease in Net Assets	(654,958)	(219,736)	(3,757,161)	(3,573,696)
Net Assets:
Beginning of Period	2,175,104	2,394,840	21,071,212	24,644,908
End of Period	$1,520,146	$2,175,104	$17,314,051	$21,071,212
Share Transactions:
Issued	—	—	—	150,000
Redeemed	(50,000)	—	(200,000)	(300,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	—	(200,000)	(150,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
117

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income (Loss)	$(10,981)	$27,628	$(10,174)	$9,374
Net Realized Gain on Investments and Foreign Currency Transactions(2)	196,096	203,706	405,198	100,560
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	163,335	400,768	238,025	234,293
Net Increase in Net Assets Resulting from Operations	348,450	632,102	633,049	344,227
Distributions	(90,153)	(13,493)	(16,314)	(2,880)
Capital Share Transactions:
Issued	7,591,388	2,441,052	3,558,820	3,099,609
Redeemed	(4,278,090)	(951,131)	(1,950,081)	(785,616)
Increase in Net Assets from Capital Share Transactions	3,313,298	1,489,921	1,608,739	2,313,993
Total Increase in Net Assets	3,571,595	2,108,530	2,225,474	2,655,340
Net Assets:
Beginning of Period	2,108,530	—	2,655,340	—
End of Period	$5,680,125	$2,108,530	$4,880,814	$2,655,340
Share Transactions:
Issued	350,000	150,002	200,000	200,002
Redeemed	(200,000)	(50,000)	(100,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	150,000	100,002	100,000	150,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
118

Statements of Changes in Net Assets

	Global X MSCI China Information Technology ETF		Global X MSCI China Real Estate ETF
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income (Loss)	$(20,063)	$22,228	$(9,995)	$65,807
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	521,814	125,893	266,322	(28,873)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(782,728)	53,657	(601,690)	210,125
Net Increase (Decrease) in Net Assets Resulting from Operations	(280,977)	201,778	(345,363)	247,059
Distributions	(33,137)	(12,360)	(42,830)	(26,242)
Capital Share Transactions:
Issued	13,954,948	3,298,330	12,160,121	1,502,246
Redeemed	(5,702,612)	(1,695,683)	(5,105,264)	—
Increase in Net Assets from Capital Share Transactions	8,252,336	1,602,647	7,054,857	1,502,246
Total Increase in Net Assets	7,938,222	1,792,065	6,666,664	1,723,063
Net Assets:
Beginning of Period	1,792,065	—	1,723,063	—
End of Period	$9,730,287	$1,792,065	$8,389,727	$1,723,063
Share Transactions:
Issued	650,000	200,002	700,000	100,002
Redeemed	(250,000)	(100,000)	(300,000)	—
Net Increase in Shares Outstanding from Share Transactions	400,000	100,002	400,000	100,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
119

Statements of Changes in Net Assets

	Global X MSCI China Utilities ETF		Global X MSCI China Large-Cap 50 ETF
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income (Loss)	$(4,325)	$32,847	$(2,038)	$54,725
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	6,913	3,972	(16,995)	96,014
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(176,057)	54,251	75,219	117,351
Net Increase (Decrease) in Net Assets Resulting from Operations	(173,469)	91,070	56,186	268,090
Distributions	(26,143)	(12,312)	(33,229)	(21,830)
Capital Share Transactions:
Issued	—	1,502,076	—	3,902,789
Redeemed	—	—	—	(1,389,067)
Increase in Net Assets from Capital Share Transactions	—	1,502,076	—	2,513,722
Total Increase (Decrease) in Net Assets	(199,612)	1,580,834	22,957	2,759,982
Net Assets:
Beginning of Period	1,580,834	—	2,759,982	—
End of Period	$1,381,222	$1,580,834	$2,782,939	$2,759,982
Share Transactions:
Issued	—	100,002	—	150,002
Redeemed	—	—	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	100,002	—	100,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
120

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF		Global X MSCI Colombia ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$327,531	$587,288	$1,226,899	$2,194,900
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(724,531)	(208,036)	(164,318)	(1,132,564)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(5,967,190)	1,253,888	(27,377,935)	9,637,684
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,364,190)	1,633,140	(26,315,354)	10,700,020
Distributions	(266,006)	(911,494)	(1,100,517)	(3,425,053)
Capital Share Transactions:
Issued	787,099	7,987,304	—	7,168,432
Redeemed	(574,260)	—	(5,562,631)	(24,443,712)
Increase (Decrease) in Net Assets from Capital Share Transactions	212,839	7,987,304	(5,562,631)	(17,275,280)
Total Increase (Decrease) in Net Assets	(6,417,357)	8,708,950	(32,978,502)	(10,000,313)
Net Assets:
Beginning of Period	26,323,150	17,614,200	72,281,944	82,282,257
End of Period	$19,905,793	$26,323,150	$39,303,442	$72,281,944
Share Transactions:
Issued	50,000	500,000	—	750,000
Redeemed	(50,000)	—	(175,000)	(2,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	500,000	(175,000)	(1,900,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
121

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$111,496	$947,404	$3,826,487	$7,261,688
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(4,957,348)	4,097,803	(19,574,853)	7,147,977
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,347,317)	(13,779,241)	(91,281,001)	66,702,125
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,193,169)	(8,734,034)	(107,029,367)	81,111,790
Distributions	(231,396)	(1,862,692)	(5,975,000)	(7,386,717)
Capital Share Transactions:
Issued	12,847,721	23,447,588	3,882,203	122,188,425
Redeemed	(26,145,941)	(42,760,305)	(85,683,422)	(114,974,004)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,298,220)	(19,312,717)	(81,801,219)	7,214,421
Total Increase (Decrease) in Net Assets	(21,722,785)	(29,909,443)	(194,805,586)	80,939,494
Net Assets:
Beginning of Period	59,481,511	89,390,954	338,840,040	257,900,546
End of Period	$37,758,726	$59,481,511	$144,034,454	$338,840,040
Share Transactions:
Issued	550,000	850,000	150,000	14,000,000
Redeemed	(1,200,000)	(1,650,000)	(3,866,666)	(13,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(650,000)	(800,000)	(3,716,666)	400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
122

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$474,250	$3,192,473	$103,412	$66,437
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(6,436,446)	(609,830)	(14,019)	(577,358)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(5,292,876)	(16,892,602)	(858,610)	1,690,864
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,255,072)	(14,309,959)	(769,217)	1,179,943
Distributions	(486,366)	(6,822,589)	(15,937)	(946,666)
Return of Capital	—	—	—	(410,291)
Capital Share Transactions:
Issued	2,525,244	28,417,866	1,049,832	—
Redeemed	(32,440,864)	(92,433,481)	—	(7,216,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(29,915,620)	(64,015,615)	1,049,832	(7,216,000)
Total Increase (Decrease) in Net Assets	(41,657,058)	(85,148,163)	264,678	(7,393,014)
Net Assets:
Beginning of Period	78,323,235	163,471,398	16,755,739	24,148,753
End of Period	$36,666,177	$78,323,235	$17,020,417	$16,755,739
Share Transactions:
Issued	300,000	2,150,000	50,000	—
Redeemed	(2,850,000)	(7,150,000)	—	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,550,000)	(5,000,000)	50,000	(350,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
123

Statements of Changes in Net Assets

	Global X MSCI Nigeria ETF		Global X MSCI Next Emerging & Frontier ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,394,032	$2,080,153	$217,995	$429,655
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(3,165,188)	(4,923,709)	(891,209)	(1,596,752)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(5,430,061)	(7,368,323)	(3,223,072)	1,576,445
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,201,217)	(10,211,879)	(3,896,286)	409,348
Distributions	(235,024)	(3,827,441)	(216,934)	(725,137)
Capital Share Transactions:
Issued	5,547,617	6,742,660	759,524	5,248,374
Redeemed	(970,502)	(817,591)	(1,420,678)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	4,577,115	5,925,069	(661,154)	5,248,374
Total Increase (Decrease) in Net Assets	(2,859,126)	(8,114,251)	(4,774,374)	4,932,585
Net Assets:
Beginning of Period	32,560,743	40,674,994	18,077,456	13,144,871
End of Period	$29,701,617	$32,560,743	$13,303,082	$18,077,456
Share Transactions:
Issued	400,000	450,000	50,000	250,000
Redeemed	(100,000)	(50,000)	(100,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	400,000	(50,000)	250,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
124

Statements of Changes in Net Assets

	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$(999)	$806,252	$715,656	$1,786,076
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(484,346)	(1,490,574)	(15,153,575)	(5,515,582)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,532,097)	1,251,984	10,123,751	(8,397,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,017,442)	567,662	(4,314,168)	(12,127,395)
Distributions	(151,264)	(1,885,103)	(991,676)	(2,425,569)
Capital Share Transactions:
Issued	—	5,527,566	13,578,502	16,333,858
Redeemed	(4,397,327)	(7,018,798)	(11,930,272)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,397,327)	(1,491,232)	1,648,230	16,333,858
Total Increase (Decrease) in Net Assets	(7,566,033)	(2,808,673)	(3,657,614)	1,780,894
Net Assets:
Beginning of Period	22,486,505	25,295,178	41,804,464	40,023,570
End of Period	$14,920,472	$22,486,505	$38,146,850	$41,804,464
Share Transactions:
Issued	—	500,000	425,000	2,450,000
Redeemed	(400,000)	(650,000)	(450,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	(150,000)	(25,000)	2,450,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
125

Statements of Changes in Net Assets

	Global X DAX Germany ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019*
Operations:
Net Investment Income	$120,170	$404,378
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(7,211)	(573,031)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,444,925)	1,686,382
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,331,966)	1,517,729
Distributions	(1,814)	(666,693)
Return of Capital	—	(10,877)
Capital Share Transactions:
Issued	2,825,060	—
Redeemed	(2,291,925)	(1,320,546)
Increase (Decrease) in Net Assets from Capital Share Transactions	533,135	(1,320,546)
Total Decrease in Net Assets	(2,800,645)	(480,387)
Net Assets:
Beginning of Period	16,370,494	16,850,881
End of Period	$13,569,849	$16,370,494
Share Transactions:
Issued	100,000	—
Redeemed	(100,000)	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(50,000)

*	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
126

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Consumer Discretionary ETF
2020 (Unaudited)	17.68	(0.01)	0.05 ^	0.04	(0.14)
2019	13.57	0.16	4.35	4.51	(0.40)
2018	17.44	0.20	(3.95)	(3.75)	(0.12)
2017	11.97	0.24	5.40	5.64	(0.17)
2016	13.72	0.20	(1.36)	(1.16)	(0.59)
2015	13.82	0.53	(0.37)	0.16	(0.26)
Global X MSCI China Energy ETF
2020 (Unaudited)	10.43	0.06	(1.90)	(1.84)	(0.29)
2019	11.82	0.30	(1.12)	(0.82)	(0.57)
2018	11.69	0.49	0.05	0.54	(0.41)
2017	10.56	0.41	0.93	1.34	(0.21)
2016	11.61	0.22	(0.94)	(0.72)	(0.33)
2015	15.03	0.22	(3.31)	(3.09)	(0.33)
Global X MSCI China Financials ETF
2020 (Unaudited)	15.83	(0.04)	(1.12)	(1.16)	(0.45)
2019	15.39	0.67	0.65	1.32	(0.88)
2018	17.63	0.48	(2.38)	(1.90)	(0.34)
2017	13.80	0.39	3.70	4.09	(0.26)
2016	14.90	0.25	(0.62)	(0.37)	(0.73)
2015	13.50	0.54	1.02	1.56	(0.16)

The accompanying notes are an integral part of the financial statements.
127

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.14)	17.58	0.19	136,275	0.65	†	(0.12	)†	13.94
(0.40)	17.68	34.20	156,486	0.65		1.03		83.41
(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92
(0.17)	17.44	47.90	156,050	0.65		1.67		34.72
(0.59)	11.97	(8.57)	73,023	0.65		1.71		38.13
(0.26)	13.72	1.34	93,951	0.65		3.86		24.57

(0.29)	8.30	(18.29)	1,660	0.66	†	1.35	†	15.73
(0.57)	10.43	(7.04)	1,564	0.66		2.67		109.41
(0.41)	11.82	4.77	2,955	0.65		4.00		14.60
(0.21)	11.69	13.13	1,754	0.65		3.82		11.85
(0.33)	10.56	(6.11)	1,583	0.65		2.19		22.19
(0.33)	11.61	(20.89)	1,741	0.65		1.66		15.62

(0.45)	14.22	(7.72)	36,269	0.65	†	(0.51	)†	9.57
(0.88)	15.83	8.95	60,160	0.66		4.11		54.17
(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09
(0.26)	17.63	30.32	50,251	0.65		2.58		19.12
(0.73)	13.80	(2.56)	28,289	0.65		1.92		18.43
(0.16)	14.90	11.50	57,358	0.65		3.34		15.88

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
128

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Industrials ETF
2020 (Unaudited)	12.92	(0.03)	0.09	0.06	(0.16)
2019	13.59	0.27	(0.49)	(0.22)	(0.45)
2018	16.06	0.29	(2.41)	(2.12)	(0.35)
2017	12.57	0.24	3.45	3.69	(0.20)
2016	14.44	0.18	(1.71)	(1.53)	(0.34)
2015	12.93	0.21	1.40	1.61	(0.10)
Global X MSCI China Materials ETF
2020 (Unaudited)	14.50	(0.02)	1.13	1.11	(0.40)
2019	15.97	0.52	(0.99)	(0.47)	(1.00)
2018	21.59	0.46	(5.84)	(5.38)	(0.24)
2017	13.42	0.38	7.95	8.33	(0.16)
2016	13.29	0.16	0.68	0.84	(0.71)
2015	14.80	0.40	(1.70)	(1.30)	(0.21)
Global X MSCI China Communication Services ETF
2020 (Unaudited)	22.18	(0.01)	1.00	0.99	(0.08)
2019	22.40	0.09	(0.21)	(0.12)	(0.10)
2018	29.24	0.07	(6.23)	(6.16)	(0.68)
2017	23.23	0.28	6.69	6.97	(0.96)
2016	22.01	0.45	0.91	1.36	(0.14)
2015	23.48	0.12	(1.52)	(1.40)	(0.07)
The accompanying notes are an integral part of the financial statements.
129

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.16)	12.82	0.40	1,922	0.66	†	(0.46	)†	14.48
(0.45)	12.92	(1.66)	1,938	0.66		1.99		80.17
(0.35)	13.59	(13.44)	2,038	0.66		1.92		18.28
(0.20)	16.06	29.88	4,015	0.65		1.68		21.53
(0.34)	12.57	(10.60)	3,770	0.65		1.47		14.08
(0.10)	14.44	12.49	7,222	0.65		1.38		23.87

(0.40)	15.21	7.42	1,520	0.66	†	(0.32	)†	22.23
(1.00)	14.50	(3.13)	2,175	0.66		3.30		65.67
(0.24)	15.97	(25.20)	2,395	0.66		2.27		26.95
(0.16)	21.59	62.79	5,397	0.65		2.19		49.80
(0.71)	13.42	6.84	1,342	0.65		1.31		26.33
(0.21)	13.29	(8.95)	1,329	0.65		2.39		28.59

(0.08)	23.09	4.43	17,314	0.65	†	(0.05	)†	15.12
(0.10)	22.18	(0.54)	21,071	0.66		0.39		114.67
(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79
(0.96)	29.24	31.56	19,007	0.65		1.14		42.59
(0.14)	23.23	6.20	13,940	0.65		2.09		42.02
(0.07)	22.01	(5.94)	15,404	0.65		0.52		44.95

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
130

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI China Consumer Staples ETF
2020 (Unaudited)	21.08	(0.06)	2.30	2.24	(0.09)	(0.51)
2019(1)	15.00	0.28	5.93	6.21	(0.13)	—
Global X MSCI China Health Care ETF
2020 (Unaudited)	17.70	(0.05)	1.98	1.93	(0.04)	(0.07)
2019(1)	15.00	0.09	2.64	2.73	(0.03)	—
Global X MSCI China Information Technology ETF
2020 (Unaudited)	17.92	(0.06)	1.82	1.76	(0.06)	(0.16)
2019(1)	15.00	0.19	2.81	3.00	(0.08)	—
Global X MSCI China Real Estate ETF
2020 (Unaudited)	17.23	(0.03)	0.01	(0.02)	(0.43)	—
2019(1)	15.00	0.67	1.82	2.49	(0.26)	—
Global X MSCI China Utilities ETF
2020 (Unaudited)	15.81	(0.04)	(1.69)	(1.73)	(0.21)	(0.06)
2019(1)	15.00	0.33	0.60	0.93	(0.12)	—
Global X MSCI China Large-Cap 50 ETF
2020 (Unaudited)	27.60	(0.02)	0.58	0.56	(0.33)	—
2019(1)	25.00	0.55	2.27	2.82	(0.22)	—

The accompanying notes are an integral part of the financial statements.
131

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.60)	22.72	10.78	5,680	0.65	†	(0.52	)†	77.65
(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

(0.11)	19.52	10.97	4,881	0.65	†	(0.55	)†	33.28
(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

(0.22)	19.46	9.80	9,730	0.65	†	(0.61	)†	40.03
(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

(0.43)	16.78	(0.48)	8,390	0.65	†	(0.31	)†	13.28
(0.26)	17.23	16.56	1,723	0.65	†	4.44	†	14.00

(0.27)	13.81	(11.16)	1,381	0.65	†	(0.60	)†	19.27
(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

(0.33)	27.83	1.96	2,783	0.29	†	(0.15	)†	10.59
(0.22)	27.60	11.27	2,760	0.29	†	2.26	†	12.46

(1)	The Fund commenced operations on December 7, 2018.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
132

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X FTSE Southeast Asia ETF
2020 (Unaudited)	15.95	0.19	(3.92)	(3.73)	(0.16)
2019	15.32	0.44	0.91	1.35	(0.72)
2018	15.91	0.49	(0.81)	(0.32)	(0.27)
2017	13.72	0.32	2.23	2.55	(0.36)
2016	13.07	0.31	0.78	1.09	(0.44)
2015	16.76	0.34	(3.61)	(3.27)	(0.42)
Global X MSCI Colombia ETF
2020(1) (Unaudited)	38.16	0.66	(15.39)	(14.73)	(0.58)
2019(1)	34.72	1.04	3.96	5.00	(1.56)
2018(1)	38.24	0.84	(3.64)	(2.80)	(0.72)
2017(1)	36.88	0.72	1.16	1.88	(0.52)
2016(1)	35.16	0.64	1.56	2.20	(0.48)
2015(1)	69.68	1.24	(34.12)	(32.88)	(1.64)
Global X MSCI Argentina ETF
2020 (Unaudited)	21.83	0.04	(3.59)	(3.55)	(0.08)
2019	25.36	0.29	(3.26)	(2.97)	(0.56)
2018	32.05	0.35	(6.87)	(6.52)	(0.17)
2017	23.69	0.07	8.37	8.44	(0.08)
2016	19.81	0.15	3.89	4.04	(0.16)
2015	21.18	0.11	(1.39)	(1.28)	(0.09)

The accompanying notes are an integral part of the financial statements.
133

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.16)	12.06	(23.65)	19,906	0.65	†	2.70	†	3.87
(0.72)	15.95	8.94	26,323	0.65		2.76		7.01
(0.27)	15.32	(2.15)	17,614	0.65		2.94		11.98
(0.36)	15.91	19.19	14,320	0.65		2.23		7.78
(0.44)	13.72	8.75	12,349	0.65		2.40		12.94
(0.42)	13.07	(19.97)	14,376	0.65		2.26		24.06

(0.58)	22.85	(39.24)	39,303	0.61	†	3.97	†	8.53
(1.56)	38.16	15.05	72,282	0.62		2.81		18.05
(0.72)	34.72	(7.55)	82,282	0.62	@	2.01		39.15
(0.52)	38.24	5.24	92,984	0.62	@	1.83		40.93
(0.48)	36.88	6.55	88,760	0.65	@	1.82		37.60
(1.64)	35.16	(47.93)	66,616	0.61	@	2.80		66.93

(0.08)	18.20	(16.39)	37,759	0.59	†	0.36	†	26.53
(0.56)	21.83	(12.08)	59,482	0.60		1.08		28.88
(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07		34.46
(0.08)	32.05	35.79	183,468	0.65	‡	0.24		24.45
(0.16)	23.69	20.65	90,602	0.74		0.69		20.88
(0.09)	19.81	(6.04)	15,355	0.74		0.58		26.88

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%, 0.81%, 0.84% and 0.79% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratios would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017.

The accompanying notes are an integral part of the financial statements.
134

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X MSCI Greece ETF
2020(1) (Unaudited)	29.91	0.38	(10.82)	(10.44)	(0.56)	—
2019(1)	23.04	0.63	6.87	7.50	(0.63)	—
2018(1)	27.90	0.57	(4.77)	(4.20)	(0.66)	—
2017(1)	22.05	0.45	5.85	6.30	(0.45)	—
2016(1)	31.23	0.39	(9.21)	(8.82)	(0.36)	—
2015(1)	47.52	0.54	(16.44)	(15.90)	(0.39)	—
Global X MSCI Norway ETF
2020 (Unaudited)	11.69	0.09	(2.86)	(2.77)	(0.08)	—
2019	13.97	0.42	(1.80)	(1.38)	(0.90)	—
2018	13.50	0.37	0.48	0.85	(0.38)	—
2017	11.07	0.41	2.34	2.75	(0.32)	—
2016	10.75	0.35	0.34	0.69	(0.37)	—
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	—
Global X FTSE Nordic Region ETF
2020 (Unaudited)	20.69	0.12	(1.00)	(0.88)	(0.02)	—
2019	20.82	0.06	1.02	1.08	(0.84)	(0.37)
2018	23.89	0.63	(2.87)	(2.24)	(0.83)	—
2017	19.38	0.51	4.72	5.23	(0.72)	—
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	—
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	—

The accompanying notes are an integral part of the financial statements.
135

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.56)	18.91	(35.61)	144,034	0.59	†	2.93	†	16.12
(0.63)	29.91	33.57	338,840	0.57		2.43		12.67
(0.66)	23.04	(15.63)	257,901	0.59		1.98		16.38
(0.45)	27.90	29.04	349,788	0.61		1.69		21.59
(0.36)	22.05	(28.33)	245,561	0.62		1.71		76.19
(0.39)	31.23	(33.66)	314,907	0.62		1.61		29.35

(0.08)	8.84	(23.92)	36,666	0.50	†	1.61	†	3.94
(0.90)	11.69	(9.77)	78,323	0.50		3.36		9.63
(0.38)	13.97	6.47	163,471	0.50		2.64		9.55
(0.32)	13.50	25.53	164,736	0.50		3.41		9.53
(0.37)	11.07	6.86	113,997	0.50		3.39		16.62
(0.83)	10.75	(22.50)	65,024	0.50		2.76		16.05

(0.02)	19.79	(4.27)	17,020	0.51	†	1.18	†	0.54
(1.21)	20.69	5.44	16,756	0.56		0.30		4.27
(0.83)	20.82	(9.67)	24,149	0.58		2.80		7.37
(0.72)	23.89	27.97	38,464	0.55		2.37		6.79
(0.63)	19.38	(10.54)	40,899	0.51		3.01		10.90
(0.85)	22.29	(5.05)	52,596	0.50		2.53		7.76

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
136

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X MSCI Nigeria ETF
2020 (Unaudited)	12.23	0.48	(2.60)	(2.12)	(0.08)	(0.08)
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	(1.66)
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	(0.42)
2017(1)	17.24	0.54	4.07	4.61	(0.42)	(0.42)
2016(1)	31.76	0.86	(14.16)	(13.30)	(1.22)	(1.22)
2015(1)	52.08	1.37	(20.47)	(19.10)	(1.22)	(1.22)
Global X MSCI Next Emerging & Frontier ETF
2020 (Unaudited)	20.09	0.25	(4.45)	(4.20)	(0.24)	(0.24)
2019	20.22	0.55	0.31	0.86	(0.99)	(0.99)
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	(0.41)
2017	20.15	0.40	3.21	3.61	(0.48)	(0.48)
2016	19.27	0.20	1.14	1.34	(0.46)	(0.46)
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	(0.40)
Global X MSCI Portugal ETF
2020 (Unaudited)	10.71	—	(1.85)	(1.85)	(0.08)	(0.08)
2019	11.24	0.36	(0.11)	0.25	(0.78)	(0.78)
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	(0.36)
2017	9.88	0.36	2.65	3.01	(0.40)	(0.40)
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	(0.46)
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	(0.23)

The accompanying notes are an integral part of the financial statements.
137

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

10.03	(17.47)	29,702	0.89	†	7.88	†	17.94
12.23	(24.55)	32,561	0.89		5.70		45.62
17.98	(14.46)	40,675	0.88		3.29		62.52
21.43	27.52	64,559	1.07		2.99		21.07
17.24	(43.30)	28,009	1.02	@	3.80		29.61
31.76	(37.25)	24,623	0.68	@	3.72		34.00

15.65	(21.18)	13,303	0.68	†	2.67	†	17.36
20.09	4.29	18,077	0.66		2.66		78.67
20.22	(11.66)	13,145	0.55		2.54		14.62
23.28	18.53	16,294	0.56		1.89		7.93
20.15	7.33	15,112	0.56		1.13		9.35
19.27	(23.29)	106,925	0.58		2.22		19.72

8.78	(17.47)	14,920	0.59	†	(0.01	)†	13.14
10.71	2.72	22,487	0.58		3.41		20.74
11.24	(7.26)	25,295	0.57		2.91		21.05
12.49	31.88	63,705	0.60		3.31		25.31
9.88	(4.86)	25,694	0.61		4.26		27.20
10.85	(12.39)	37,449	0.61		2.68		35.26

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10% and 0.92%, for the years and or period ended October 31, 2016 and 2015, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
138

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Pakistan ETF
2020(2) (Unaudited)	26.32	0.41	(1.78)	(1.37)	(0.54)	—	—
2019(2)	41.04	1.52	(13.88)	(12.36)	(2.36)	—	—
2018(2)	54.24	1.88	(10.72)	(8.84)	(1.76)	(2.60)	—
2017(2)	60.92	3.00	(7.60)	(4.60)	(2.08)	—	—
2016(2)	56.68	2.32	3.60	5.92	(1.48)	(0.20)	—
2015(1)(2)	61.12	1.40	(5.84)	(4.44)	—	—	—
Global X DAX Germany ETF(3)
2020 (Unaudited)	27.28	0.18	(4.84)	(4.66)	—	—	—
2019(4)	25.92	0.67	1.82	2.49	(1.11)	—	(0.02)
2018(4)	31.25	0.77	(5.75)‡	(4.98)	(0.35)	—	—
2017(4)	24.73	0.48	6.91	7.39	(0.83)	—	(0.04)
2016(4)	25.82	0.45	(1.33)	(0.88)	(0.21)	—	—
2015(4)	25.73	0.73	(0.37)	0.36	(0.27)	—	—

The accompanying notes are an integral part of the financial statements.
139

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.54)	24.41	(5.62)	38,147	0.83	†	2.88	†	35.25
(2.36)	26.32	(30.73)	41,804	0.88		5.14		19.09
(4.36)	41.04	(17.53)	40,024	0.87		3.84		44.05
(2.08)	54.24	(8.25)	53,576	0.89		4.64		65.51
(1.68)	60.92	10.87	10,664	0.91		4.01		21.22
—	56.68	(7.26)	5,667	0.90	†	4.43	†	19.31

—	22.62	(17.07)	13,570	0.20	+	1.42	†	3.43
(1.13)	27.28	9.98	16,370	0.21	+	2.65		15.36
(0.35)	25.92	(16.05) @	16,851	0.20		2.57		7.00
(0.87)	31.25	30.40	17,186	0.38		1.74		9.00
(0.21)	24.73	(3.41)	13,601	0.45		1.86		14.00
(0.27)	25.82	1.34	15,494	0.45		2.70		9.00

(1)	The Fund commenced operations on April 22, 2015.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(3)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(4)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.45% and 0.46% for the period ended April 30, 2020 and year ended October 31, 2019, respectively.

‡	Includes a $0.10 gain per share derived from a payment from the prior administrator of the Predecessor Fund.
@	Before payment from the prior administrator of the Predecessor Fund for the loss resulting from an error, the total return for the period would have been (16.37%).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
140

Notes to Financial Statements (unaudited)
April 30, 2020

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2020, the Trust had eighty-three portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Energy ETF, Global X MSCI China Financials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Materials ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Real Estate ETF, Global X MSCI China Utilities ETF, Global X MSCI China Large-Cap 50 ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Portugal ETF, Global X MSCI Pakistan ETF and Global X DAX Germany ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.
On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.
Effective December 6, 2018, the Global X China Consumer ETF changed its name to Global X MSCI China Consumer Discretionary ETF, and its underlying index was changed to MSCI China Consumer Discretionary 10/50 Index.
Effective December 6, 2018, the Global X China Energy ETF changed its name to Global X MSCI China Energy ETF, and its underlying index was changed to MSCI China Energy IMI Plus 10/50 Index.

141

Notes to Financial Statements (unaudited) (continued)
April 30, 2020
1. ORGANIZATION (continued)
Effective December 6, 2018, the Global X China Financials ETF changed its name to Global X MSCI China Financials ETF, and its underlying index was changed to MSCI China Financials 10/50 Index.
Effective December 6, 2018, the Global X China Industrials ETF changed its name to Global X MSCI China Industrials ETF, and its underlying index was changed to MSCI China Industrials 10/50 Index.
Effective December 6, 2018, the Global X China Materials ETF changed its name to Global X MSCI China Materials ETF, and its underlying index was changed to MSCI China Materials 10/50 Index.
Effective December 6, 2018, the Global X NASDAQ China Technology ETF changed its name to Global X MSCI China Communication Services ETF, and its underlying index was changed to MSCI China Communication Services 10/50 Index.
Effective January 16, 2019, the Global X Next Emerging & Frontier ETF changed its name to Global X MSCI Next Emerging & Frontier ETF, and its underlying index was changed to the MSCI Select Emerging and Frontier Markets Access Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

142

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment

143

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called.
When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were securities valued using Fair Value Procedures of $354,743, $28,506, $0, $3, $7,603, $171,659, $10,762, $162,073 and $12 in Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Financials ETF, Global X MSCI China Materials ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Real Estate ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X MSCI Next Emerging & Frontier ETF and Global X MSCI Portugal ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

144

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2020. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at 04/30/20	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$15,398	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.1%
Common Stock	$110,385	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	-7.3%
Common Stock	$8,300	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	-7.3%
Common Stock	$27,990	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	-7.3%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2020. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities

145

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MSCI China Consumer Discretionary ETF
BNP Paribas	$834,657	$834,657	$-	$-
Global X China Financials ETF
BNP Paribas	25,092	25,092	-	-
Global X FTSE Southeast Asia ETF
BNP Paribas	22,752	22,752	-	-
Global X MSCI Colombia ETF
BNP Paribas	802,313	802,313	-	-
Global X MSCI Argentina ETF
BNP Paribas	31,077	31,077	-	-
Global X MSCI Greece ETF
BNP Paribas	410,704	410,704	-	-
Global X Norway ETF
BNP Paribas	758,156	758,156	-	-
Global X MSCI Portugal ETF
BNP Paribas	228,527	228,527	-	-

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than

146

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet  the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of each Fund.
The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the period ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net

147

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

148

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at April 30, 2020	Redemption Fee

Global X MSCI China Consumer Discretionary ETF	50,000	$1,600	$879,000	$1,600
Global X MSCI China Energy ETF	50,000	800	415,000	800
Global X MSCI China Financials ETF	50,000	1,800	711,000	1,800
Global X MSCI China Industrials ETF	50,000	1,500	641,000	1,500
Global X MSCI China Materials ETF	50,000	1,200	760,500	1,200
Global X MSCI China Communication Services ETF	50,000	800	1,154,500	800
Global X MSCI China Consumer Staples ETF	50,000	1,000	1,136,000	1,000
Global X MSCI China Health Care ETF	50,000	1,000	976,000	1,000
Global X MSCI China Information Technology ETF	50,000	1,200	973,000	1,200
Global X MSCI China Real Estate ETF	50,000	1,200	839,000	1,200
Global X MSCI China Utilities ETF	50,000	1,000	690,500	1,000
Global X MSCI China Large Cap 50 ETF	50,000	1,300	1,391,500	1,300
Global X FTSE Southeast Asia ETF	50,000	2,100	603,000	2,100
Global X MSCI Colombia ETF	50,000	2,000	1,142,500	2,000
Global X MSCI Argentina ETF	50,000	500	910,000	500
Global X MSCI Greece ETF	50,000	500	945,500	500
Global X MSCI Norway ETF	50,000	1,200	442,000	1,200
Global X FTSE Nordic Region ETF	50,000	1,000	989,500	1,000
Global X MSCI Nigeria ETF	50,000	2,000	501,500	2,000
Global X MSCI Next Emerging & Frontier ETF	50,000	9,500	782,500	9,500
Global X MSCI Portugal ETF	50,000	1,000	439,000	1,000
Global X MSCI Pakistan ETF	50,000	2,800	1,220,500	2,800
Global X DAX Germany ETF	50,000	500	1,131,000	500

149

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.
For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Funds pay custodial fees that are not covered by the Supervision and Administration Agreement.

150

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Large-Cap 50 ETF	0.29%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%
Global X DAX Germany ETF***	0.45%

* Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “ Colombia Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Colombia Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Colombia Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Colombia Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Colombia Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2020, the amounts of waivers/reimbursements subject to recoupment for the Colombia Fund were $61,948 (expiring 2021) and $92,171 (expiring 2020). As of April 30, 2020, there had been no recoupment of previously waived and reimbursed fees.

151

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
** Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Argentina Fund”) and the Adviser prior to May 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Argentina Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.59% of the Argentina Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Argentina Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Argentina Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Argentina Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2020, the amounts of waivers/reimbursements subject to recoupment for the Argentina Fund were $105,611 (expiring 2021) and $123,845 (expiring 2020). As of April 30, 2020, there had been no recoupment of previously waived and reimbursed fees.
*** Effective August 1, 2017, Horizons ETFs Management (US) LLC (the “Predecessor Adviser”), contractually agreed to waive a portion of its management fee, which was 0.45% of the average daily net assets of the Predecessor Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2019. The Board approved an Expense Limitation Agreement whereby the Adviser, effective as of the Reorganization, contractually agreed to reimburse or waive fees and/or limit the Germany Fund’s expenses to the extent necessary to assure that operating expenses (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.20% of the Germany Fund’s average daily net assets per year until at least March 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing

152

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

153

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI China Consumer Discretionary ETF	$22,049,506	$21,073,402
Global X MSCI China Energy ETF	672,817	240,405
Global X MSCI China Financials ETF	4,932,130	6,995,547
Global X MSCI China Industrials ETF	278,103	307,487
Global X MSCI China Materials ETF	385,295	728,644
Global X MSCI China Communication Services ETF	3,084,698	4,481,520
Global X MSCI China Consumer Staples ETF	8,544,620	2,984,762
Global X MSCI China Health Care ETF	4,144,272	1,235,524
Global X MSCI China Information Technology ETF	13,887,952	2,648,689
Global X MSCI China Real Estate ETF	12,427,429	847,470
Global X MSCI China Utilities ETF	278,724	300,108
Global X MSCI China Large Cap 50 ETF	293,754	327,534
Global X FTSE Southeast Asia ETF	1,052,254	929,436
Global X MSCI Colombia ETF	5,183,706	8,534,459
Global X MSCI Argentina ETF	15,710,278	16,855,702
Global X MSCI Greece ETF	41,813,212	43,539,397
Global X MSCI Norway ETF	2,478,204	2,354,051
Global X FTSE Nordic Region ETF	380,904	94,156
Global X MSCI Nigeria ETF	11,046,220	6,193,222
Global X MSCI Next Emerging & Frontier ETF	2,827,274	3,176,545
Global X MSCI Portugal ETF	2,469,592	2,575,638
Global X MSCI Pakistan ETF	18,259,867	16,784,306
Global X DAX Germany ETF	670,367	558,137

During the period ended April 30, 2020, there were no purchases or sales of long-term U.S. Government securities for the Funds.

154

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Consumer Discretionary ETF	$5,242,830	$25,044,197	$4,003,369
Global X MSCI China Financials ETF	21,345	18,005,336	(2,491,285)
Global X MSCI China Materials ETF	-	503,499	9,330
Global X MSCI China Communication Services ETF	-	3,140,071	229,405
Global X MSCI China Consumer Staples ETF	-	2,359,647	217,114
Global X MSCI China Health Care ETF	102,216	1,431,871	477,251
Global X MSCI China Information Technology ETF	552,610	3,622,313	435,527
Global X MSCI China Real Estate ETF	-	4,584,008	282,367
Global X FTSE Southeast Asia ETF	644,892	460,399	(11,727)
Global X MSCI Colombia ETF	-	2,083,246	214,092
Global X MSCI Argentina ETF	11,622,517	23,758,513	3,742,485
Global X MSCI Greece ETF	3,885,829	85,365,568	(14,254,595)
Global X MSCI Norway ETF	2,535,504	32,553,830	(5,283,204)
Global X FTSE Nordic Region ETF	1,049,333	-	-
Global X MSCI Next Emerging & Frontier ETF	333,226	625,784	(171,539)
Global X MSCI Portugal ETF	-	4,393,067	374,625
Global X DAX Germany ETF	2,825,937	2,283,301	189,578

For the year ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Consumer Discretionary ETF	$14,227,232	$21,430,344	$1,136,331
Global X MSCI China Energy ETF	-	849,880	(49,384)
Global X MSCI China Financials ETF	4,496,360	35,637,848	(2,187,542)
Global X MSCI China Communication Services ETF	2,928,502	6,119,465	1,537,083
Global X MSCI China Consumer Staples ETF	644,217	733,187	127,698
Global X MSCI China Health Care ETF	688,666	767,285	94,400
Global X MSCI China Information Technology ETF	1,912,081	1,351,005	127,520
Global X MSCI China Large-Cap 50 ETF	1,184,305	1,230,981	114,167
Global X FTSE Southeast Asia ETF	6,485,264	-	-
Global X MSCI Colombia ETF	2,630,689	9,119,282	2,450,328
Global X MSCI Argentina ETF	22,008,833	40,005,941	4,436,996
Global X MSCI Greece ETF	121,989,870	114,890,905	18,314,024
Global X MSCI Norway ETF	28,402,701	92,279,600	3,925,448
Global X FTSE Nordic Region ETF	-	7,264,558	(17,968)
Global X MSCI Next Emerging & Frontier ETF	2,917,400	-	-
Global X MSCI Portugal ETF	5,525,084	7,024,100	448,381
Global X DAX Germany ETF	-	1,308,110	57,684

155

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the periods ended October 31, 2019 and 2018 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Consumer Discretionary ETF
2019	$3,541,990	$–	$–	$3,541,990
2018	1,451,475	–	–	1,451,475
Global X MSCI China Energy ETF
2019	$123,563	$–	$–	$123,563
2018	61,751	–	–	61,751
Global X MSCI China Financials ETF
2019	$2,438,433	$–	$–	$2,438,433
2018	957,793	–	–	957,793
Global X MSCI China Industrials ETF
2019	$67,864	$–	$–	$67,864
2018	86,463	–	–	86,463
Global X MSCI China Materials ETF
2019	$149,448	$–	$–	$149,448
2018	58,997	–	–	58,997
Global X MSCI China Communication Services ETF
2019	$115,344	$–	$–	$115,344
2018	578,519	–	–	578,519
Global X MSCI China Consumer Staples ETF
2019	$13,493	$–	$–	$13,493
Global X MSCI China Health Care ETF
2019	$2,880	$–	$–	$2,880
Global X MSCI China Information Technology ETF
2019	$12,360	$–	$–	$12,360
Global X MSCI China Real Estate ETF
2019	$26,242	$–	$–	$26,242
Global X MSCI China Utilities ETF
2019	$12,312	$–	$–	$12,312
Global X MSCI China Large-Cap 50 ETF
2019	$21,830	$–	$–	$21,830
Global X FTSE Southeast Asia ETF
2019	$911,494	$–	$–	$911,494
2018	284,000	–	–	284,000

156

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2019	$3,425,053	$–	$–	$3,425,053
2018	1,748,612	–	–	1,748,612
Global X MSCI Argentina ETF
2019	$1,862,692	$–	$–	$1,862,692
2018	1,050,485	–	–	1,050,485
Global X MSCI Greece ETF
2019	$7,386,717	$–	$–	$7,386,717
2018	8,523,662	–	–	8,523,662
Global X MSCI Norway ETF
2019	$6,822,589	$–	$–	$6,822,589
2018	4,071,466	–	–	4,071,466
Global X FTSE Nordic Region ETF
2019	$946,666	$–	$410,291	$1,356,957
2018	1,206,770	–	–	1,206,770
Global X MSCI Nigeria ETF
2019	$3,827,441	$–	$–	$3,827,441
2018	1,360,193	–	–	1,360,193
Global X MSCI Next Emerging & Frontier ETF
2019	$725,137	$–	$–	$725,137
2018	288,733	–	–	288,733
Global X MSCI Portugal ETF
2019	$1,885,103	$–	$–	$1,885,103
2018	1,558,591	–	–	1,558,591
Global X MSCI Pakistan ETF
2019	$2,425,569	$–	$–	$2,425,569
2018	2,761,116	1,522,382	–	4,283,498
Global X DAX Germany ETF
2019	$666,693	$–	$10,877	$677,570
2018	244,615	–	–	244,615

157

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
As of October 31, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF
Undistributed Ordinary Income	$1,217,721	$28,861	$1,692,783	$16,234
Capital Loss Carryforwards	(70,574,152)	(1,440,717)	(3,663,221)	(2,682,255)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	494,608	(350,975)	(8,241,478)	(437,597)
Other Temporary Differences	(6)	(2)	(3)	(3)
Total Accumulated Losses	$(68,861,829)	$(1,762,833)	$(10,211,919)	$(3,103,621)

	Global X Funds
	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Undistributed Ordinary Income	$40,341	$53,587	$90,144	$16,303
Capital Loss Carryforwards	(1,870,804)	(5,361,305)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(619,522)	(3,246,435)	400,768	230,644
Other Temporary Differences	3	1	(1)	–
Total Distributable Earnings (Accumulated Losses)	$(2,449,982)	$(8,554,152)	$490,911	$246,947

158

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI China Information Technology ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
Undistributed Ordinary Income	$33,127	$40,833	$26,137	$32,517
Capital Loss Carryforwards	–	(29,885)	–	(17,717)
Unrealized Appreciation on Investments and Foreign Currency	28,771	209,870	52,622	117,293
Other Temporary Differences	–	(1)	(1)	–
Total Distributable Earnings	$61,898	$220,817	$78,758	$132,093

	Global X Funds
	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Undistributed Ordinary Income	$220,714	$658,738	$89,459	$4,229,808
Capital Loss Carryforwards	(5,648,692)	(74,202,710)	(3,248,456)	(144,201,514)
Unrealized Depreciation on Investments and Foreign Currency	(254,908)	(7,243,434)	(44,383,066)	(70,214,352)
Other Temporary Differences	(3)	(5)	(4)	(15)
Total Accumulated Losses	$(5,682,889)	$(80,787,411)	$(47,542,067)	$(210,186,073)

159

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Undistributed Ordinary Income	$292,316	$–	$209,558	$198,470
Capital Loss Carryforwards	(29,680,156)	(4,605,508)	(20,481,323)	(23,664,979)
Unrealized Depreciation on Investments and Foreign Currency	(19,201,136)	(1,517,810)	(14,268,514)	(123,613)
Other Temporary Differences	(12)	–	1	–
Total Accumulated Losses	$(48,588,988)	$(6,123,318)	$(34,540,278)	$(23,590,122)

	Global X Funds
	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF	Global X DAX Germany ETF
Undistributed Ordinary Income	$151,260	$703,677	$–
Capital Loss Carryforwards	(11,970,309)	(10,924,297)	(1,121,982)
Unrealized Depreciation on Investments and Foreign Currency	(6,580,174)	(28,841,972)	(954,925)
Other Temporary Differences	1	(1)	(1)
Total Accumulated Losses	$(18,399,222)	$(39,062,593)	$(2,076,908)

160

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Consumer Discretionary ETF	$19,009,293	$51,564,859	$70,574,152
Global X MSCI China Energy ETF	224,287	1,216,430	1,440,717
Global X MSCI China Financials ETF	3,442,142	221,079	3,663,221
Global X MSCI China Industrials ETF	406,706	2,275,549	2,682,255
Global X MSCI China Materials ETF	150,261	1,720,543	1,870,804
Global X MSCI China Communication Services ETF	3,685,498	1,675,807	5,361,305
Global X MSCI China Real Estate ETF	29,885	–	29,885
Global X MSCI China Large-Cap 50 ETF	17,717	–	17,717
Global X FTSE Southeast Asia ETF	1,913,326	3,735,366	5,648,692
Global X MSCI Colombia ETF	23,807,584	50,395,126	74,202,710
Global X MSCI Argentina ETF	3,248,456	–	3,248,456
Global X MSCI Greece ETF	67,823,891	76,377,623	144,201,514
Global X MSCI Norway ETF	8,943,250	20,736,906	29,680,156
Global X FTSE Nordic Region ETF	1,446,721	3,158,787	4,605,508
Global X MSCI Nigeria ETF	5,871,520	14,609,803	20,481,323
Global X MSCI Next Emerging & Frontier ETF	5,582,673	18,032,306	23,614,979
Global X MSCI Portugal ETF	3,571,291	8,399,018	11,970,309
Global X MSCI Pakistan ETF	1,285,889	9,638,408	10,924,297
Global X DAX Germany ETF	543,196	578,786	1,121,982

During the year ended October 31, 2019 the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Financials ETF	$–	$686,095	$686,095
Global X MSCI Argentina ETF	547,637	422,844	970,481

161

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2020 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Consumer Discretionary ETF	$141,851,274	$23,180,897	$(20,197,759)	$2,983,138
Global X MSCI China Energy ETF	2,342,705	51,463	(635,074)	(583,611)
Global X MSCI China Financials ETF	43,821,373	361,423	(7,683,772)	(7,322,349)
Global X MSCI China Industrials ETF	2,241,820	281,050	(599,414)	(318,364)
Global X MSCI China Materials ETF	1,762,751	224,927	(469,042)	(244,115)
Global X MSCI China Communication Services ETF	18,875,363	2,275,177	(3,846,809)	(1,571,632)
Global X MSCI China Consumer Staples ETF	5,101,138	748,482	(184,379)	564,103
Global X MSCI China Health Care ETF	4,403,228	744,059	(271,741)	472,318
Global X MSCI China Information Technology ETF	10,433,626	474,878	(1,203,949)	(729,071)
Global X MSCI China Real Estate ETF	8,773,531	284,941	(676,506)	(391,565)
Global X MSCI China Utilities ETF	1,505,850	85,355	(207,161)	(121,806)
Global X MSCI China Large Cap 50 ETF	2,587,606	402,411	(209,841)	192,570
Global X FTSE Southeast Asia ETF	26,038,464	199,514	(6,129,313)	(5,929,799)
Global X MSCI Colombia ETF	80,616,829	1,174,314	(28,294,621)	(27,120,307)
Global X MSCI Argentina ETF	89,219,488	5,642,303	(50,843,743)	(45,201,440)
Global X MSCI Greece ETF	245,767,159	3,777,252	(101,427,838)	(97,650,586)
Global X MSCI Norway ETF	67,056,661	540,479	(23,230,054)	(22,689,575)
Global X FTSE Nordic Region ETF	19,003,326	2,544,320	(4,665,797)	(2,121,477)
Global X MSCI Nigeria ETF	43,141,986	300,673	(14,194,487)	(13,893,814)
Global X MSCI Next Emerging & Frontier ETF	16,402,221	411,680	(3,547,324)	(3,135,644)
Global X MSCI Portugal ETF	25,739,871	361,388	(8,858,511)	(8,497,123)
Global X MSCI Pakistan ETF	51,296,036	488,640	(12,302,749)	(11,814,109)
Global X DAX Germany ETF	17,757,650	768,315	(5,078,879)	(4,310,564)

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

162

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

6. CONCENTRATION OF RISKS (continued)
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information  may be publicly available about emerging market country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also

163

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the security lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2020 the value of the securities on loan was $8,021,713, $244,446, $222,564, $8,014,770, $290,747, $3,930,024, $7,517,374 and $2,188,640 for the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Financials ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF and Global X MSCI Portugal ETF, respectively. The cash collateral received from securities on loan was $8,561,481, $257,384, $233,378, $8,229,710, $318,774, $4,212,790, $7,776,774 and $2,344,107 for the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Financials ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF and Global X MSCI Portugal ETF, respectively.

164

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
At April 30, 2020, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X MSCI China Consumer Discretionary ETF
Barclays Capital	$319,069	$335,704
BofA Securities, Inc.	1,107,644	1,165,266
Citigroup	1,296,567	1,406,832
Credit Suisse	636,988	700,500
Morgan Stanley and Co.	4,661,445	4,953,179
Global X China Financials ETF
JPMorgan	244,446	257,384
Global X FTSE Southeast Asia ETF
Morgan Stanley and Co.	222,564	233,378
Global X MSCI Colombia ETF
Goldman Sachs	8,014,770	8,229,710
Global X MSCI Argentina ETF
Credit Suisse	46,542	47,882
JPMorgan	74,191	87,800
Goldman Sachs	170,014	183,092
Global X MSCI Greece ETF
Barclays Capital	97,724	102,150
BofA Securities, Inc.	73,615	76,950
Credit Suisse	854,646	935,315
UBS AG London Branch	2,904,039	3,098,375
Global X MSCI Norway ETF
Barclays Capital	150,910	161,178
BofA Securities, Inc.	5,699,658	5,883,281
Credit Suisse	171,558	177,327
JPMorgan	89,289	94,052
Morgan Stanley and Co.	61,642	61,146
UBS AG London Branch	1,344,317	1,399,790
Global X MSCI Portugal ETF
BofA Securities, Inc.	22,825	26,794
JPMorgan	24,918	29,250
Morgan Stanley and Co.	2,129,396	2,276,048
UBS AG London Branch	11,501	12,015

165

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, each of the Global X MSCI Colombia ETF,  Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April  27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Fund Name	Ratio

Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan ETF	1:4

Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.

166

Notes to Financial Statements (unaudited) (concluded)
April 30, 2020

10. REGULATORY MATTERS
On August 17, 2018, the Securities & Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosures until the effective date.
12. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures were required to the financial statements.

167

Disclosure of Fund Expenses (unaudited)

ETFs such as the Funds have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees incurred in the purchase or sale of share of the Fund on the secondary market.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2019 through April 30, 2020.
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

168

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$1,001.90	0.65%	$3.24
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$817.10	0.66%	$2.98
Hypothetical 5% Return	1,000.00	1,021.58	0.66	3.32

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$922.80	0.65%	$3.11
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$1,004.00	0.66%	$3.29
Hypothetical 5% Return	1,000.00	1,021.58	0.66	3.32

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$1,074.20	0.66%	$3.40
Hypothetical 5% Return	1,000.00	1,021.58	0.66	3.32

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$1,044.30	0.65%	$3.30
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$1,107.80	0.65%	$3.41
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$1,109.70	0.65%	$3.41
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$1,098.00	0.65%	$3.39
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$995.20	0.65%	$3.22
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$888.40	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI China Large-Cap 50 ETF
Actual Fund Return	$1,000.00	$1,019.60	0.29%	$1.46
Hypothetical 5% Return	1,000.00	1,023.42	0.29	1.46
169

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$763.50	0.65%	$2.85
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$607.60	0.61%	$2.44
Hypothetical 5% Return	1,000.00	1,021.83	0.61	3.07

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$836.10	0.59%	$2.69
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$643.90	0.59%	$2.41
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$760.80	0.50%	$2.19
Hypothetical 5% Return	1,000.00	1,022.38	0.50	2.51

Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$957.30	0.51%	$2.48
Hypothetical 5% Return	1,000.00	1,022.33	0.51	2.56

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$825.30	0.89%	$4.04
Hypothetical 5% Return	1,000.00	1,020.44	0.89	4.47

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$788.20	0.68%	$3.02
Hypothetical 5% Return	1,000.00	1,021.48	0.68	3.42

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$825.30	0.59%	$2.68
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$943.80	0.83%	$4.01
Hypothetical 5% Return	1,000.00	1,020.74	0.83	4.17

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$829.30	0.20%	$0.91
Hypothetical 5% Return	1,000.00	1,023.87	0.20	1.01

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

170

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held in person on November 15, 2019, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

171

Approval of Investment Advisory Agreement (unaudited) (continued)

•
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. The Board examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

172

Approval of Investment Advisory Agreement (unaudited) (continued)

Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at competitive levels to make the Renewal Funds viable in the marketplace; and

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not

173

Approval of Investment Advisory Agreement (unaudited) (concluded)

covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.
Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors discussed above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

174

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

175

Notes

Notes

Notes

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
 Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103
This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-0900

Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X YieldCo & Renewable Energy Income ETF (ticker: YLCO)
Global X Social Media ETF (ticker: SOCL)
Global X E-commerce ETF (ticker: EBIZ)
Global X Guru® Index ETF (ticker: GURU)
Global X Scientific Beta U.S. ETF (ticker: SCIU)
Global X Scientific Beta Europe ETF (ticker: SCID)
Global X Scientific Beta Japan ETF (ticker: SCIJ)
Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: HSPX)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X SuperDividend® ETF	1
Global X SuperDividend® U.S. ETF	10
Global X MSCI SuperDividend® Emerging Markets ETF	15
Global X MSCI SuperDividend® EAFE ETF	20
Global X SuperDividend® REIT ETF	26
Global X SuperIncome™ Preferred ETF	30
Global X YieldCo & Renewable Energy Income ETF	34
Global X Social Media ETF	38
Global X E-commerce ETF	42
Global X Guru® Index ETF	46
Global X Scientific Beta U.S. ETF	50
Global X Scientific Beta Europe ETF	64
Global X Scientific Beta Japan ETF	89
Global X Scientific Beta Asia ex-Japan ETF	98
Global X S&P 500® Catholic Values ETF	106
Global X NASDAQ 100® Covered Call ETF	122
Global X S&P 500® Covered Call ETF	128
Global X Russell 2000 Covered Call ETF	147
Statements of Assets and Liabilities	149
Statements of Operations	154
Statements of Changes in Net Assets	159
Financial Highlights	169
Notes To Financials	179
Disclosure of Fund Expenses	204
Approval of Investment Advisory Agreement	207
Supplemental Information	211

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov/.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 1.9%
Communication Services — 0.8%
Telecom Argentina ADR	689,578	$4,737,401
Energy — 1.1%
Transportadora de Gas del Sur ADR * (A)	1,371,744	6,282,587
TOTAL ARGENTINA		11,019,988
AUSTRALIA— 10.9%
Consumer Discretionary — 1.1%
Harvey Norman Holdings (A)	3,550,889	6,462,840
Energy — 2.9%
New Hope	8,767,032	8,867,937
Whitehaven Coal	6,447,884	7,682,988
		16,550,925

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF
	Shares	Value
COMMON STOCK — continued
Financials — 4.5%
Bank of Queensland (A)	1,717,205	$5,857,353
Bendigo and Adelaide Bank	1,534,589	6,570,696
National Australia Bank	538,353	5,977,705
Perpetual	343,265	6,764,529
		25,170,283
Industrials — 1.1%
Westpac Banking	557,138	5,938,253
Materials — 1.3%
Alumina	6,656,464	7,561,093
TOTAL AUSTRALIA		61,683,394
BRAZIL— 1.0%
Energy — 1.0%
Enauta Participacoes	3,223,900	5,437,387
CANADA— 1.6%
Energy — 0.8%
Vermilion Energy (A)	873,762	4,309,205
Materials — 0.8%
Chemtrade Logistics Income Fund (A)	1,254,069	4,722,114
TOTAL CANADA		9,031,319
CHINA— 8.4%
Consumer Discretionary — 0.8%
China ZhengTong Auto Services Holdings (A)	30,145,400	4,705,145
Materials — 3.9%
China Zhongwang Holdings (A)	23,939,200	5,774,546
Maanshan Iron & Steel, Cl H (A)	22,240,400	7,200,837
Sinopec Shanghai Petrochemical, Cl H	31,838,200	8,747,717
		21,723,100
Real Estate — 3.7%
Agile Group Holdings	5,667,800	6,389,878
C&D International Investment Group	5,588,000	7,972,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Yuzhou Properties	15,808,502	$6,729,322
		21,091,400
TOTAL CHINA		47,519,645
CZECH REPUBLIC— 0.9%
Financials — 0.9%
Moneta Money Bank	2,345,257	4,913,693
HONG KONG— 1.1%
Consumer Discretionary — 1.1%
Pacific Textiles Holdings	12,734,200	6,406,236
INDONESIA— 2.0%
Energy — 2.0%
Bukit Asam	47,740,800	6,017,748
Indo Tambangraya Megah	10,770,000	5,213,042
TOTAL INDONESIA		11,230,790
MALAYSIA— 2.5%
Consumer Staples — 1.4%
British American Tobacco Malaysia	2,726,200	8,026,440
Industrials — 1.1%
AirAsia Group	31,503,700	5,971,050
TOTAL MALAYSIA		13,997,490
MEXICO— 2.1%
Materials — 1.1%
Alpek, Cl A *	12,475,429	6,004,553
Real Estate — 1.0%
PLA Administradora Industrial S de RL ‡	5,389,394	5,656,487
TOTAL MEXICO		11,661,040
NETHERLANDS— 3.6%
Financials — 1.1%
Van Lanschot Kempen	393,909	6,040,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF
	Shares	Value
COMMON STOCK — continued
Industrials — 1.7%
PostNL	5,781,021	$9,934,853
Real Estate — 0.8%
Wereldhave ‡ (A)	505,132	4,426,178
TOTAL NETHERLANDS		20,401,323
NEW ZEALAND— 2.0%
Energy — 1.1%
Z Energy	3,104,668	5,937,806
Industrials — 0.9%
Air New Zealand	6,231,719	5,171,056
TOTAL NEW ZEALAND		11,108,862
NIGERIA— 1.1%
Financials — 1.1%
Zenith Bank	175,089,243	6,520,251
NORWAY— 2.3%
Energy — 2.3%
Ocean Yield	2,012,752	5,248,748
SFL	698,049	7,880,973
TOTAL NORWAY		13,129,721
PORTUGAL— 2.6%
Materials — 2.6%
Altri	1,494,282	7,888,848
Portucel	2,613,749	6,796,394
TOTAL PORTUGAL		14,685,242
RUSSIA— 8.9%
Communication Services — 2.5%
Mobile TeleSystems ADR	837,792	7,179,877
VEON ADR	4,094,691	7,001,922
		14,181,799

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF
	Shares	Value
COMMON STOCK — continued
Energy — 1.0%
Tatneft PJSC ADR	132,817	$5,926,295
Materials — 5.4%
Evraz	2,191,445	7,330,616
MMC Norilsk Nickel PJSC ADR	263,020	7,306,696
Novolipetsk Steel PJSC GDR	447,074	7,712,026
Severstal PAO GDR	669,791	7,997,304
		30,346,642
TOTAL RUSSIA		50,454,736
SINGAPORE— 1.4%
Real Estate — 1.4%
Sasseur Real Estate Investment Trust ‡	14,747,700	7,700,192
SOUTH AFRICA— 4.2%
Energy — 1.2%
Exxaro Resources (A)	1,122,873	6,591,720
Materials — 1.6%
Kumba Iron Ore	461,148	8,856,603
Real Estate — 1.4%
Hyprop Investments ‡ * (A)	2,804,971	2,901,957
Redefine Properties ‡	22,886,960	2,828,935
Vukile Property Fund ‡	8,481,478	2,498,492
		8,229,384
TOTAL SOUTH AFRICA		23,677,707
THAILAND— 1.5%
Communication Services — 1.5%
Jasmine International NVDR	71,292,999	8,725,708
TURKEY— 2.4%
Materials — 2.4%
Eregli Demir ve Celik Fabrikalari	5,768,159	6,676,358
Iskenderun Demir ve Celik	7,019,457	6,899,445
TOTAL TURKEY		13,575,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF
	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 8.1%
Communication Services — 1.2%
BT Group, Cl A	4,772,346	$6,985,756
Consumer Discretionary — 1.8%
Marston’s	7,602,643	3,621,037
Persimmon	231,928	6,450,571
		10,071,608
Consumer Staples — 1.4%
Imperial Brands	382,629	8,103,356
Industrials — 1.4%
Royal Mail	3,828,026	8,039,434
Information Technology — 1.0%
Micro Focus International	913,016	5,547,424
Real Estate — 1.3%
Hammerson ‡	4,025,056	3,583,356
NewRiver REIT ‡	4,147,021	3,509,903
		7,093,259
TOTAL UNITED KINGDOM		45,840,837
UNITED STATES— 29.2%
Communication Services — 1.2%
Gannett	2,152,909	2,432,787
National CineMedia	1,269,180	4,188,294
		6,621,081
Consumer Staples — 3.1%
B&G Foods (A)	509,752	9,899,384
Vector Group	722,084	7,726,299
		17,625,683
Energy — 3.4%
Diversified Gas & Oil	8,813,571	10,516,698
EnLink Midstream	2,400,749	5,329,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
Targa Resources	245,539	$3,182,185
		19,028,546
Financials — 14.2%
AG Mortgage Investment Trust ‡	537,511	1,714,660
AGNC Investment ‡	458,036	5,688,807
Annaly Capital Management ‡	896,892	5,605,575
Apollo Commercial Real Estate Finance ‡	505,997	4,123,875
Arbor Realty Trust ‡	677,239	4,666,177
ARMOUR Residential REIT ‡	417,986	3,694,996
BGC Partners, Cl A	1,734,256	5,367,522
Chimera Investment ‡ (A)	392,413	3,049,049
Colony Credit Real Estate ‡	673,627	3,240,146
Granite Point Mortgage Trust ‡	513,027	2,554,874
Invesco Mortgage Capital ‡ (A)	475,523	1,445,590
KKR Real Estate Finance Trust ‡	412,685	6,512,169
Ladder Capital, Cl A ‡	512,389	4,073,493
MFA Financial ‡	1,102,230	1,928,903
New Residential Investment ‡	508,279	3,095,419
New York Mortgage Trust ‡	1,367,292	2,980,697
PennyMac Mortgage Investment Trust ‡	377,027	3,921,081
Ready Capital ‡	582,250	3,883,608
Starwood Property Trust ‡	354,719	4,590,064
TPG RE Finance Trust ‡	418,587	3,218,934
Two Harbors Investment ‡	586,682	2,681,137
Western Asset Mortgage Capital ‡	788,829	2,405,928
		80,442,704
Industrials — 1.0%
Macquarie Infrastructure	207,642	5,728,843
Real Estate — 6.3%
CoreCivic ‡	505,102	6,626,938
GEO Group ‡	482,036	6,112,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Global Net Lease ‡	421,200	$6,061,068
Macerich ‡ (A)	407,177	3,041,612
Sabra Health Care ‡	408,440	5,236,201
Service Properties Trust ‡	518,742	3,594,882
Tanger Factory Outlet Centers ‡ (A)	678,684	5,103,704
		35,776,621
TOTAL UNITED STATES		165,223,478
TOTAL COMMON STOCK
(Cost $916,089,280)		563,944,842

SHORT-TERM INVESTMENT(B)(C) — 8.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $45,269,485)	45,269,485	45,269,485

REPURCHASE AGREEMENT(B) — 0.9%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $4,890,048 (collateralized by U.S. Treasury Obligations, ranging in par value $1,179,647 - $3,805,277, 1.500%, 08/15/2026, with a total market value of $4,984,924)

(Cost $4,890,044)	$4,890,044	4,890,044
TOTAL INVESTMENTS — 108.6%
(Cost $966,248,809)		$614,104,371

Percentages are based on Net Assets of $565,229,212.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $47,494,529.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $50,159,529.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$563,944,842	$—	$—	$563,944,842
Short-Term Investment	45,269,485	—	—	45,269,485
Repurchase Agreement	—	4,890,044	—	4,890,044
Total Investments in Securities	$609,214,327	$4,890,044	$—	$614,104,371

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 77.8%
NORWAY— 2.7%
Energy — 2.7%
SFL	945,791	$10,677,981
UNITED STATES— 75.1%
Communication Services — 9.7%
AT&T	316,714	9,650,276
Cinemark Holdings	383,836	5,481,178
Meredith	391,013	5,798,722
National CineMedia	1,582,976	5,223,821
Verizon Communications	210,638	12,101,153
		38,255,150
Consumer Discretionary — 4.1%
Buckle (A)	477,734	7,314,108
H&R Block	522,382	8,697,660
		16,011,768

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® U.S. ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 21.4%
Altria Group	275,887	$10,828,565
B&G Foods (A)	912,287	17,716,614
Coty, Cl A	1,082,527	5,899,772
General Mills	226,093	13,540,710
Kraft Heinz	453,898	13,766,726
Philip Morris International	142,415	10,624,159
Universal	244,520	11,827,432
		84,203,978
Energy — 7.2%
Chevron	111,333	10,242,636
Exxon Mobil	204,222	9,490,196
Kinder Morgan	549,539	8,369,479
		28,102,311
Financials — 6.9%
AG Mortgage Investment Trust ‡	742,085	2,367,251
Chimera Investment ‡ (A)	553,393	4,299,864
MFA Financial ‡	1,540,014	2,695,025
New Residential Investment ‡	702,527	4,278,389
New York Mortgage Trust ‡	1,956,107	4,264,313
PennyMac Mortgage Investment Trust ‡	526,506	5,475,663
Two Harbors Investment ‡	780,883	3,568,635
		26,949,140
Industrials — 8.3%
Covanta Holding	804,144	6,256,241
Ennis	580,533	10,803,719
KAR Auction Services	535,691	8,024,651
Macquarie Infrastructure	278,767	7,691,181
		32,775,792
Real Estate — 5.3%
Diversified Healthcare Trust ‡	1,566,880	4,872,996
Global Net Lease ‡	565,679	8,140,121
Macerich ‡ (A)	527,251	3,938,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® U.S. ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Service Properties Trust ‡	548,728	$3,802,685
		20,754,367
Utilities — 12.2%
CenterPoint Energy	474,945	8,088,314
Dominion Energy	137,041	10,569,972
Duke Energy	120,571	10,207,541
PPL	349,797	8,891,839
TerraForm Power, Cl A	580,612	10,056,200
		47,813,866
		294,866,372
TOTAL COMMON STOCK
(Cost $429,680,545)		305,544,353

MASTER LIMITED PARTNERSHIPS — 21.6%
Consumer Discretionary — 1.8%
Cedar Fair	236,405	6,817,920
Energy — 15.3%
CrossAmerica Partners	643,294	8,266,328
Delek Logistics Partners	409,111	8,022,667
Enable Midstream Partners	1,581,966	7,182,126
KNOT Offshore Partners	647,396	9,180,075
NGL Energy Partners	1,308,862	7,918,615
PBF Logistics	575,279	4,970,410
Phillips 66 Partners	196,071	8,342,821
USA Compression Partners	786,944	6,303,422
		60,186,464
Financials — 2.7%
Compass Diversified Holdings	533,384	10,715,685

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® U.S. ETF
	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Industrials — 1.8%
Fortress Transportation & Infrastructure Investors	601,579	$7,074,569
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $108,458,109)		84,794,638

SHORT-TERM INVESTMENT(B)(C) — 6.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $25,923,956)	25,923,956	25,923,956

REPURCHASE AGREEMENT(B) — 0.7%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $2,800,327 (collateralized by U.S. Treasury Obligations, ranging in par value $675,535 - $2,179,124, 1.500%, 08/15/2026, with a total market value of $2,854,659)

(Cost $2,800,325)	$2,800,325	2,800,325
TOTAL INVESTMENTS — 106.7%
(Cost $566,862,935)		$419,063,272

Percentages are based on Net Assets of $392,917,377.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $26,520,238.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $28,724,281.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$305,544,353	$—	$—	$305,544,353
Master Limited Partnerships	84,794,638	—	—	84,794,638
Short-Term Investment	25,923,956	—	—	25,923,956
Repurchase Agreement	—	2,800,325	—	2,800,325
Total Investments in Securities	$416,262,947	$2,800,325	$—	$419,063,272

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.9%
ARGENTINA— 1.6%
Financials — 1.6%
Banco Macro ADR	14,736	$240,344
BRAZIL— 4.8%
Consumer Discretionary — 1.8%
Petrobras Distribuidora	74,400	268,419
Information Technology — 1.1%
Cielo	228,500	171,376
Utilities — 1.9%
Engie Brasil Energia	39,221	283,436
TOTAL BRAZIL		723,231
CHILE— 1.8%
Utilities — 1.8%
Colbun	1,889,073	276,818
CHINA— 23.5%
Energy — 1.8%
Yanzhou Coal Mining, Cl H	352,300	267,212

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF
	Shares	Value
COMMON STOCK — continued
Financials — 2.2%
Bank of Communications CO, Cl H	515,580	$327,211
Information Technology — 1.8%
Lenovo Group	499,600	271,958
Materials — 7.5%
China Zhongwang Holdings	788,700	190,248
Maanshan Iron & Steel, Cl H	864,200	279,804
Nanjing Iron & Steel, Cl A *	771,500	348,629
Sansteel Minguang Fujian, Cl A	303,400	312,453
		1,131,134
Real Estate — 10.2%
Agile Group Holdings	306,600	345,661
Guangzhou R&F Properties	215,700	272,117
KWG Group Holdings	379,200	558,599
Yuzhou Properties	829,300	353,014
		1,529,391
TOTAL CHINA		3,526,906
INDONESIA— 1.6%
Energy — 1.6%
Bukit Asam	1,961,500	247,248
MALAYSIA— 0.8%
Industrials — 0.8%
AirAsia Group	669,500	126,894
MEXICO— 1.8%
Real Estate — 1.8%
Fibra Uno Administracion ‡	318,200	264,209
PAKISTAN— 2.3%
Financials — 2.3%
MCB Bank	336,010	342,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF
	Shares	Value
COMMON STOCK — continued
QATAR— 2.3%
Real Estate — 2.3%
Barwa Real Estate	437,416	$343,590
RUSSIA— 19.4%
Communication Services — 2.1%
Mobile TeleSystems ADR	36,163	309,917
Energy — 5.9%
Gazprom PJSC	128,890	331,164
LUKOIL PJSC	5,027	328,103
Tatneft PJSC	30,930	230,044
		889,311
Materials — 11.4%
Alrosa PJSC	304,750	256,332
Magnitogorsk Iron & Steel Works PJSC	601,300	327,366
MMC Norilsk Nickel PJSC	1,930	534,459
Novolipetsk Steel PJSC	165,250	286,796
PhosAgro PJSC GDR	25,843	312,183
		1,717,136
TOTAL RUSSIA		2,916,364
SOUTH AFRICA— 7.8%
Communication Services — 1.0%
Telkom SOC	134,225	150,706
Energy — 1.5%
Exxaro Resources	39,404	231,317
Financials — 2.5%
Absa Group	34,025	169,152
Liberty Holdings	56,302	216,133
		385,285
Real Estate — 2.8%
Fortress REIT, Cl A ‡	293,170	161,551
Growthpoint Properties ‡	237,184	179,907

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Redefine Properties ‡	588,537	$72,746
		414,204
TOTAL SOUTH AFRICA		1,181,512
TAIWAN— 17.4%
Information Technology — 17.4%
Inventec	529,100	418,134
Lite-On Technology	294,200	460,051
Micro-Star International	164,000	512,905
Nanya Technology	143,400	313,453
Walsin Technology	71,200	510,000
Yageo	31,400	412,873
TOTAL TAIWAN		2,627,416
THAILAND— 1.9%
Real Estate — 1.9%
Land & Houses NVDR	1,235,200	282,506
TURKEY— 6.0%
Energy — 1.7%
Tupras Turkiye Petrol Rafinerileri	20,278	263,430
Industrials — 1.8%
TAV Havalimanlari Holding	105,558	274,863
Materials — 2.5%
Eregli Demir ve Celik Fabrikalari	321,361	371,959
TOTAL TURKEY		910,252
UNITED ARAB EMIRATES— 2.9%
Real Estate — 2.9%
Aldar Properties PJSC	891,992	441,977
TOTAL COMMON STOCK
(Cost $18,278,654)		14,452,181

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF
	Shares	Value
PREFERRED STOCK — 3.7%
BRAZIL— 3.7%
Communication Services — 2.1%
Telefonica Brasil(A)	36,500	$307,802
Financials — 1.6%
Itausa - Investimentos Itau(A)	146,915	244,257
TOTAL BRAZIL		552,059
TOTAL PREFERRED STOCK
(Cost $874,401)		552,059
TOTAL INVESTMENTS — 99.6%
(Cost $19,153,055)		$15,004,240

Percentages are based on Net Assets of $15,064,556.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,237,728	$3,214,453	$—	$14,452,181
Preferred Stock	552,059	—	—	552,059
Total Investments in Securities	$11,789,787	$3,214,453	$—	$15,004,240

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 12.3%
Consumer Discretionary — 1.8%
Harvey Norman Holdings	69,368	$126,254
Financials — 5.2%
Australia & New Zealand Banking Group	9,912	109,670
Bendigo and Adelaide Bank	24,697	105,746
Commonwealth Bank of Australia	3,586	147,181
		362,597
Industrials — 1.6%
Westpac Banking	10,246	109,207
Materials — 1.8%
Alumina	110,051	125,007
Real Estate — 1.9%
Stockland ‡	67,395	127,076
TOTAL AUSTRALIA		850,141

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF
	Shares	Value
COMMON STOCK — continued
FINLAND— 6.3%
Financials — 4.3%
Nordea Bank Abp *	24,701	$159,932
Sampo, Cl A *	4,144	137,257
		297,189
Utilities — 2.0%
Fortum	8,512	141,247
TOTAL FINLAND		438,436
FRANCE— 14.1%
Communication Services — 1.7%
Eutelsat Communications	10,237	114,817
Consumer Discretionary — 1.7%
Renault	5,944	117,879
Consumer Staples — 2.8%
Casino Guichard Perrachon	5,151	193,122
Energy — 1.7%
Total	3,327	119,708
Financials — 2.9%
Credit Agricole	14,574	116,242
Societe Generale	5,407	84,452
		200,694
Real Estate — 3.3%
ICADE ‡	2,132	163,813
Unibail-Rodamco-Westfield ‡	1,159	68,195
		232,008
TOTAL FRANCE		978,228
GERMANY— 2.3%
Communication Services — 2.3%
Telefonica Deutschland Holding	56,489	160,559

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF
	Shares	Value
COMMON STOCK — continued
HONG KONG— 9.9%
Communication Services — 5.5%
HKT Trust & HKT	118,320	$190,170
PCCW	313,665	192,188
		382,358
Consumer Discretionary — 1.6%
Yue Yuen Industrial Holdings	65,700	105,597
Utilities — 2.8%
HK Electric Investments & HK Electric Investments	189,370	195,419
TOTAL HONG KONG		683,374
ITALY— 4.4%
Financials — 2.2%
Poste Italiane	17,672	150,049
Utilities — 2.2%
Snam	34,897	156,255
TOTAL ITALY		306,304
JAPAN— 1.3%
Consumer Discretionary — 1.3%
Nissan Motor	26,000	89,913
NETHERLANDS— 4.0%
Energy — 1.4%
Royal Dutch Shell, Cl A	5,603	93,643
Financials — 2.6%
ABN AMRO Bank	12,292	94,244
ING Groep	15,907	87,254
		181,498
TOTAL NETHERLANDS		275,141
NEW ZEALAND— 2.9%
Communication Services — 2.9%
Spark New Zealand	74,180	203,198
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF
	Shares	Value
COMMON STOCK — continued
PORTUGAL— 3.1%
Utilities — 3.1%
Energias de Portugal	51,516	$217,239
RUSSIA— 1.2%
Materials — 1.2%
Evraz	24,874	83,206
SINGAPORE— 2.6%
Real Estate — 2.6%
Ascendas Real Estate Investment Trust ‡	86,113	181,683
SPAIN— 4.8%
Utilities — 4.8%
Enagas	7,486	174,566
Endesa	7,240	160,582
TOTAL SPAIN		335,148
SWEDEN— 4.5%
Financials — 4.5%
Skandinaviska Enskilda Banken, Cl A	19,981	164,354
Swedbank, Cl A	12,214	144,259
TOTAL SWEDEN		308,613
SWITZERLAND— 2.6%
Financials — 2.6%
Zurich Insurance Group	565	179,894
UNITED KINGDOM— 23.4%
Communication Services — 1.5%
BT Group, Cl A	68,846	100,777
Consumer Discretionary — 7.5%
Barratt Developments	23,423	153,337
Persimmon	6,826	189,850
Taylor Wimpey	94,933	176,083
		519,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.1%
Imperial Brands	6,738	$142,698
Energy — 1.5%
BP	25,474	100,604
Financials — 5.6%
HSBC Holdings	21,930	113,412
Legal & General Group	50,451	130,200
Standard Life Aberdeen	53,154	148,239
		391,851
Information Technology — 1.1%
Micro Focus International	12,519	76,065
Utilities — 4.1%
Centrica	152,669	76,835
SSE	13,375	210,882
		287,717
TOTAL UNITED KINGDOM		1,618,982
TOTAL COMMON STOCK
(Cost $9,499,199)		6,910,059
TOTAL INVESTMENTS — 99.7%
(Cost $9,499,199)		$6,910,059

Percentages are based on Net Assets of $6,932,422.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,226,685	$683,374	$—	$6,910,059
Total Investments in Securities	$6,226,685	$683,374	$—	$6,910,059

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® REIT ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 96.1%
FRANCE— 2.4%
Real Estate — 2.4%
Unibail-Rodamco-Westfield ‡	122,674	$7,218,094
SINGAPORE— 6.3%
Real Estate — 6.3%
Mapletree North Asia Commercial Trust ‡	2,934,000	1,969,617
Frasers Logistics & Industrial Trust ‡	2,611,000	1,966,087
Manulife US Real Estate Investment Trust ‡	20,803,589	15,082,602
TOTAL SINGAPORE		19,018,306
SOUTH AFRICA— 0.6%
Real Estate — 0.6%
Growthpoint Properties ‡	2,205,740	1,673,072
UNITED STATES— 87.2%
Financials — 51.5%
AGNC Investment ‡	933,958	11,599,758
Annaly Capital Management ‡	2,229,041	13,931,506
Apollo Commercial Real Estate Finance ‡	1,176,648	9,589,681
Arbor Realty Trust ‡	257,683	1,775,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® REIT ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
ARMOUR Residential REIT ‡	1,120,064	$9,901,366
Blackstone Mortgage Trust, Cl A ‡	566,284	13,324,663
Chimera Investment ‡ (A)	1,020,564	7,929,782
Granite Point Mortgage Trust ‡	910,921	4,536,387
Invesco Mortgage Capital ‡	968,774	2,945,073
KKR Real Estate Finance Trust ‡	1,016,062	16,033,459
Ladder Capital, Cl A ‡	1,151,872	9,157,382
MFA Financial ‡	2,132,803	3,732,405
New Residential Investment ‡	1,024,217	6,237,482
New York Mortgage Trust ‡	2,656,823	5,791,874
PennyMac Mortgage Investment Trust ‡	736,049	7,654,910
Ready Capital ‡	1,433,496	9,561,418
Redwood Trust ‡	1,213,023	4,973,394
Starwood Property Trust ‡	841,345	10,887,004
TPG RE Finance Trust ‡	818,173	6,291,750
Two Harbors Investment ‡	1,114,339	5,092,529
		160,947,259
Real Estate — 37.1%
Apple Hospitality REIT ‡	1,094,033	10,590,239
Brookfield Property REIT, Cl A ‡ (A)	1,105,596	10,829,313
CoreCivic ‡	140,058	1,837,561
EPR Properties ‡	293,542	8,636,006
Gaming and Leisure Properties ‡	457,039	12,906,780
GEO Group ‡	138,901	1,761,265
Global Net Lease ‡	843,623	12,139,735
Industrial Logistics Properties Trust ‡	102,276	1,911,538
Iron Mountain ‡	74,155	1,793,068
Kite Realty Group Trust ‡	173,888	1,778,874
MGM Growth Properties, Cl A ‡	73,100	1,839,927
Office Properties Income Trust ‡	54,862	1,503,219
Omega Healthcare Investors ‡	483,257	14,086,941
RLJ Lodging Trust ‡	1,034,139	9,607,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® REIT ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
RPT Realty ‡	1,442,007	$9,834,488
Service Properties Trust ‡	729,278	5,053,897
SITE Centers ‡	307,848	1,865,559
Tanger Factory Outlet Centers ‡	238,731	1,795,257
Taubman Centers ‡	41,595	1,792,745
		111,563,563
TOTAL UNITED STATES		272,098,803
TOTAL COMMON STOCK
(Cost $551,880,264)		300,420,294

SHORT-TERM INVESTMENT(B)(C) — 3.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $10,957,034)	10,957,034	10,957,034

REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $1,183,588 (collateralized by U.S. Treasury Obligations, ranging in par value $285,522 - $921,030, 1.500%, 08/15/2026, with a total market value of $1,206,552)

(Cost $1,183,587)	$1,183,587	1,183,587
TOTAL INVESTMENTS — 104.1%
(Cost $564,020,885)		$312,560,915

Percentages are based on Net Assets of $299,829,756.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $11,172,668.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $12,140,621.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperDividend® REIT ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

Cl — Class
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$300,420,294	$—	$—	$300,420,294
Short-Term Investment	10,957,034	—	—	10,957,034
Repurchase Agreement	—	1,183,587	—	1,183,587
Total Investments in Securities	$311,377,328	$1,183,587	$—	$312,560,915

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperIncome™ Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
PREFERRED STOCK — 99.8%
BERMUDA— 1.3%
Financials — 1.3%
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	89,976	$2,237,703
GERMANY— 2.2%
Financials — 2.2%
Deutsche Bank Contingent Capital Trust II, 6.550%	150,845	3,822,412
UNITED KINGDOM— 3.8%
Financials — 3.8%
HSBC Holdings, 6.200%	252,764	6,498,563
UNITED STATES— 92.5%
Consumer Staples — 1.6%
CHS, Ser 4, 7.500%	102,987	2,709,588
Energy — 6.6%
Crestwood Equity Partners, 9.250%	341,676	2,357,564
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	87,834	1,840,122
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	158,559	3,353,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperIncome™ Preferred ETF
	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	89,299	$1,871,707
NuStar Logistics, 7.953%, VAR ICE LIBOR USD 3 Month+6.734%	95,860	1,829,009
		11,251,925
Financials — 67.3%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%‡	68,351	1,572,073
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993%‡	85,930	1,929,129
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697%‡	123,961	2,697,391
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	84,192	1,955,780
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	190,705	4,294,677
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989%‡	118,472	2,660,881
Annaly Capital Management, Ser D, 7.500%‡	111,067	2,717,809
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	182,666	4,433,304
Athene Holding, 5.625%	76,913	1,785,151
Bank of America, 6.200%	211,522	5,520,724
Brighthouse Financial, 6.600%	88,488	2,209,546
Capital One Financial, 6.200%	106,024	2,719,515
Charles Schwab, 5.950%	142,718	3,729,221
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	175,856	4,811,420
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	111,304	3,043,052
Equitable Holdings, 5.250%	157,602	3,801,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperIncome™ Preferred ETF
	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	86,929	$2,321,004
GMAC Capital Trust I, Ser 2, 7.477%, VAR ICE LIBOR USD 3 Month+5.785%	383,834	8,655,457
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	136,423	3,521,078
Goldman Sachs Group, 6.300%	127,532	3,361,743
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	117,657	3,146,148
Huntington Bancshares, 6.250%	122,497	3,146,948
JPMorgan Chase, 6.150%	219,663	5,669,502
KKR, 6.750%	66,558	1,723,187
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	141,303	3,843,442
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	139,299	3,762,466
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	105,014	2,620,099
Regions Financial, Ser A, 6.375%	101,264	2,558,941
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	97,068	2,628,602
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	79,616	2,016,673
Synchrony Financial, 5.625%	171,864	3,581,646
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	79,038	1,701,688
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	219,400	5,925,994
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	161,292	4,308,109
		114,373,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X SuperIncome™ Preferred ETF
	Shares	Value
PREFERRED STOCK — continued
Health Care — 3.2%
Avantor, 6.250%*	95,580	$5,503,497
Information Technology — 4.7%
Broadcom, 8.000%*	7,872	8,009,288
Real Estate — 3.5%
Monmouth Real Estate Investment, 6.125%‡	73,052	1,785,391
VEREIT, Ser F, 6.700%‡	172,008	4,222,796
		6,008,187
Utilities — 5.6%
CenterPoint Energy, 7.000%*	107,568	3,640,101
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	95,726	2,639,166
Sempra Energy, 6.750%*	31,443	3,185,490
		9,464,757
TOTAL UNITED STATES		157,321,002
TOTAL PREFERRED STOCK
(Cost $175,855,287)		169,879,680
TOTAL INVESTMENTS — 99.8%
(Cost $175,855,287)		$169,879,680

Percentages are based on Net Assets of $170,294,556.

*	Non-income producing security.
‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 89.8%
AUSTRALIA— 5.2%
Utilities — 5.2%
AGL Energy	216,846	$2,407,791
BRAZIL— 4.2%
Utilities — 4.2%
Engie Brasil Energia	276,892	2,000,999
CANADA— 13.5%
Utilities — 13.5%
Algonquin Power & Utilities	160,811	2,234,531
Boralex	33,409	648,240
Innergex Renewable Energy	60,304	811,029
Northland Power	67,711	1,456,156
TransAlta Renewables	92,047	996,715
TOTAL CANADA		6,146,671
CHILE— 12.3%
Utilities — 12.3%
Colbun	6,075,145	890,230
Enel Americas	17,420,555	2,854,906
Enel Chile	24,092,091	1,959,426
TOTAL CHILE		5,704,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF
	Shares	Value
COMMON STOCK — continued
CHINA— 1.9%
Industrials — 0.6%
Xinjiang Goldwind Science & Technology, Cl H	266,641	$261,745
Utilities — 1.3%
China Longyuan Power Group, Cl H	1,156,500	577,329
TOTAL CHINA		839,074
DENMARK— 6.4%
Utilities — 6.4%
Orsted	29,516	2,983,387
GERMANY— 1.3%
Utilities — 1.3%
Encavis	47,407	582,598
ITALY— 5.8%
Utilities — 5.8%
ACEA	74,452	1,243,599
ERG	52,105	935,960
Falck Renewables	100,810	495,333
TOTAL ITALY		2,674,892
NEW ZEALAND— 9.3%
Utilities — 9.3%
Contact Energy	248,882	965,814
Mercury NZ	472,494	1,330,719
Meridian Energy	711,770	1,971,674
TOTAL NEW ZEALAND		4,268,207
PORTUGAL— 6.0%
Utilities — 6.0%
Energias de Portugal	654,504	2,759,987
RUSSIA— 2.8%
Utilities — 2.8%
RusHydro PJSC	149,039,900	1,269,934

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF
	Shares	Value
COMMON STOCK — continued
SPAIN— 1.8%
Utilities — 1.8%
Atlantica Yield	35,207	$842,856
THAILAND— 0.7%
Utilities — 0.7%
BCPG NVDR	689,400	345,179
UNITED STATES— 18.6%
Financials — 1.4%
Hannon Armstrong Sustainable Infrastructure Capital ‡	23,214	649,760
Utilities — 17.2%
Avista	23,310	1,003,262
Clearway Energy, Cl A	11,925	222,998
Hawaiian Electric Industries	38,070	1,502,623
IDACORP	17,612	1,616,429
NextEra Energy Partners	22,711	1,142,136
NorthWestern	17,511	1,010,210
TerraForm Power, Cl A	79,362	1,374,550
		7,872,208
TOTAL UNITED STATES		8,521,968
TOTAL COMMON STOCK
(Cost $43,153,047)		41,348,105

MASTER LIMITED PARTNERSHIP — 6.2%
Utilities — 6.2%
Brookfield Renewable Partners (A)
(Cost $2,337,714)	60,726	2,873,331

CLOSED-END FUNDS — 3.9%
UNITED KINGDOM— 3.9%
Utilities — 3.9%
Greencoat UK Wind	525,847	896,752
Renewables Infrastructure Group	567,025	881,149

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X YieldCo & Renewable Energy Income ETF
Value
CLOSED-END FUNDS — continued
TOTAL CLOSED-END FUNDS
(Cost $1,811,716)	$1,777,901
TOTAL INVESTMENTS — 99.9%
(Cost $47,302,477)	$45,999,337

Percentages are based on Net Assets of $46,036,880.

‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At April 30, 2020, these securities amounted to $2,873,331 or 6.2% of net assets.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,509,031	$839,074	$—	$41,348,105
Master Limited Partnership	2,873,331	—	—	2,873,331
Closed-End Funds	1,777,901	—	—	1,777,901
Total Investments in Securities	$45,160,263	$839,074	$—	$45,999,337

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Social Media ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 28.0%
Communication Services — 27.9%
Baidu ADR *	48,746	$4,919,934
Bilibili ADR *	27,928	764,948
HUYA ADR *	17,813	289,105
JOYY ADR *	30,237	1,843,247
Momo ADR	36,949	889,732
NetEase ADR	18,651	6,433,849
SINA *	30,578	1,032,619
Tencent Holdings	261,915	14,088,445
Tencent Music Entertainment Group ADR *	91,602	1,045,179
Weibo ADR * (A)	46,635	1,750,212
		33,057,270
Information Technology — 0.1%
Meitu *	1,010,400	186,378
TOTAL CHINA		33,243,648
GERMANY— 1.9%
Communication Services — 1.9%
New Work	1,304	310,650
United Internet	56,970	1,962,460
TOTAL GERMANY		2,273,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Social Media ETF
	Shares	Value
COMMON STOCK — continued
JAPAN— 6.2%
Communication Services — 6.2%
DeNA	51,471	$637,762
Gree	54,935	218,846
Kakaku.com	63,180	1,299,818
LINE *	22,970	1,132,014
Mixi	20,330	353,044
Nexon	229,284	3,739,386
TOTAL JAPAN		7,380,870
RUSSIA— 5.8%
Communication Services — 5.8%
Mail.Ru Group GDR *	88,931	1,600,758
Yandex, Cl A *	139,353	5,264,756
TOTAL RUSSIA		6,865,514
SOUTH KOREA— 11.4%
Communication Services — 11.4%
AfreecaTV	3,353	165,937
Com2uSCorp	3,870	339,850
Kakao	20,816	3,143,456
NAVER	60,407	9,791,442
TOTAL SOUTH KOREA		13,440,685
TAIWAN— 0.1%
Consumer Discretionary — 0.1%
PChome Online	47,244	156,651
UNITED STATES— 46.6%
Communication Services — 46.4%
Alphabet, Cl A *	4,187	5,638,633
ANGI Homeservices, Cl A * (A)	42,569	288,405
Facebook, Cl A *	58,049	11,883,211
Glu Mobile *	60,994	475,753
IAC *	22,652	5,062,269

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Social Media ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Match Group * (A)	26,886	$2,069,147
Meet Group *	38,643	238,427
Pinterest, Cl A *	76,814	1,586,977
Snap, Cl A * (A)	507,610	8,939,012
Spotify Technology *	44,542	6,751,231
Twitter *	278,986	8,001,318
Yelp, Cl A * (A)	33,772	754,804
Zynga, Cl A *	432,907	3,264,119
		54,953,306
Consumer Discretionary — 0.2%
Groupon, Cl A *	234,030	285,517
TOTAL UNITED STATES		55,238,823
TOTAL COMMON STOCK
(Cost $110,384,189)		118,599,301

SHORT-TERM INVESTMENT(B)(C) — 10.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $11,933,272)	11,933,272	11,933,272

REPURCHASE AGREEMENT(B) — 1.1%
BNP Paribas
0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $1,289,042 (collateralized by U.S. Treasury Obligations, ranging in par value $310,052 - $1,003,091, 1.500%, 08/15/2026, with a total market value of $1,314,052)

(Cost $1,289,041)	$1,289,041	1,289,041
TOTAL INVESTMENTS — 111.2%
(Cost $123,606,502)		$131,821,614

Percentages are based on Net Assets of $118,582,738.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Social Media ETF
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $7,044,337.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $13,222,312.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,883,792	$27,715,509	$—	$118,599,301
Short-Term Investment	11,933,272	—	—	11,933,272
Repurchase Agreement	—	1,289,041	—	1,289,041
Total Investments in Securities	$102,817,064	$29,004,550	$—	$131,821,614

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X E-commerce ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 3.8%
Consumer Discretionary — 3.8%
MercadoLibre *	679	$396,203
CANADA— 6.1%
Information Technology — 6.1%
Shopify, Cl A *	1,005	635,451
CHINA— 25.6%
Communication Services — 7.5%
58.com ADR *	6,522	338,818
NetEase ADR	1,269	437,754
		776,572
Consumer Discretionary — 17.3%
Alibaba Group Holding ADR *	1,952	395,612
Baozun ADR *	3,630	115,579
JD.com ADR *	10,984	473,410
Trip.com Group ADR *	11,542	297,322
Uxin ADR	16,874	27,167
Vipshop Holdings ADR *	29,790	474,555
		1,783,645
Financials — 0.8%
LexinFintech Holdings ADR *	9,374	79,023
TOTAL CHINA		2,639,240

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 1.1%
Consumer Discretionary — 1.1%
Jumia Technologies ADR *	5,634	$24,733
Rocket Internet *	4,584	96,551
TOTAL GERMANY		121,284
JAPAN— 4.4%
Consumer Discretionary — 4.4%
Rakuten	53,080	454,681
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	742	26,856
UNITED KINGDOM— 6.4%
Consumer Discretionary — 6.4%
ASOS *	3,973	119,972
Ocado Group *	26,287	532,007
TOTAL UNITED KINGDOM		651,979
UNITED STATES— 52.3%
Communication Services — 3.0%
ANGI Homeservices, Cl A *	5,560	37,669
TripAdvisor	7,839	156,545
Yelp, Cl A *	4,891	109,314
		303,528
Consumer Discretionary — 36.7%
Amazon.com *	239	591,285
Booking Holdings *	212	313,881
eBay	12,519	498,632
Etsy *	8,688	563,590
Expedia Group	4,008	284,488
Groupon, Cl A *	34,926	42,610
Lands’ End *	2,014	17,139
Overstock.com *	3,667	46,278

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Overstock.com, Ser A1 (A)(B)(C)	367	$3,665
PetMed Express	1,390	55,002
Qurate Retail, Cl A *	28,124	226,539
Shutterstock	1,394	52,972
Stamps.com *	1,217	192,615
Wayfair, Cl A *	4,291	532,255
Williams-Sonoma	5,702	352,612
		3,773,563
Financials — 3.0%
eHealth *	1,603	171,040
LendingTree *	581	144,884
		315,924
Industrials — 4.4%
CoStar Group *	691	447,948
Information Technology — 5.2%
GoDaddy, Cl A *	6,093	423,037
LivePerson *	4,532	108,496
		531,533
TOTAL UNITED STATES		5,372,496
TOTAL COMMON STOCK
(Cost $9,712,926)		10,298,190
TOTAL INVESTMENTS — 100.0%
(Cost $9,712,926)		$10,298,190

Percentages are based on Net Assets of $10,297,628.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X E-commerce ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $3,665 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $3,665 and represents 0.0% of net assets.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$10,267,669	$26,856	$3,665	$10,298,190
Total Investments in Securities	$10,267,669	$26,856	$3,665	$10,298,190

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Guru® Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.4%
CHINA— 4.3%
Consumer Discretionary — 4.3%
Alibaba Group Holding ADR *	5,075	$1,028,550
JD.com ADR *	26,558	1,144,650
TOTAL CHINA		2,173,200
NETHERLANDS— 1.6%
Information Technology — 1.6%
NXP Semiconductors	8,157	812,192
UNITED KINGDOM— 2.1%
Communication Services — 2.1%
Liberty Global *	57,304	1,049,236
UNITED STATES— 90.4%
Communication Services — 14.5%
Alphabet, Cl C *	733	988,568
Charter Communications, Cl A *	2,084	1,032,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Facebook, Cl A *	5,204	$1,065,311
IAC *	4,684	1,046,780
Liberty Broadband, Cl C *	8,131	997,511
Netflix *	2,930	1,230,161
Zillow Group, Cl C *	21,493	944,832
		7,305,223
Consumer Discretionary — 7.8%
Amazon.com *	522	1,291,428
Caesars Entertainment *	76,366	737,696
Chipotle Mexican Grill, Cl A *	1,209	1,062,167
DR Horton	18,028	851,282
		3,942,573
Consumer Staples — 7.7%
Constellation Brands, Cl A	5,468	900,525
Mondelez International, Cl A	18,755	964,757
Post Holdings *	10,437	958,639
Procter & Gamble	8,836	1,041,499
		3,865,420
Energy — 1.9%
Cheniere Energy *	20,270	946,406
Financials — 6.3%
Arch Capital Group *	23,371	561,605
Citigroup	14,142	686,735
Franklin Resources	46,254	871,426
S&P Global	3,623	1,061,104
		3,180,870
Health Care — 19.9%
Alexion Pharmaceuticals *	10,868	1,167,984
Allergan	5,620	1,052,851
Bausch Health *	40,168	727,844
Baxter International	11,988	1,064,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna	5,059	$990,451
DaVita *	12,963	1,024,206
Immunomedics *	60,691	1,843,793
Neurocrine Biosciences *	10,686	1,048,724
UnitedHealth Group	3,742	1,094,423
		10,014,571
Industrials — 4.9%
Delta Air Lines	18,914	490,061
Howmet Aerospace	33,394	436,460
Spirit Aerosystems Holdings, Cl A	16,132	357,485
United Airlines Holdings *	13,772	407,376
XPO Logistics *	11,704	781,125
		2,472,507
Information Technology — 14.2%
Adobe *	2,936	1,038,287
Apple	3,430	1,007,734
Coupa Software *	6,655	1,171,879
Fidelity National Information Services	7,092	935,364
NortonLifeLock	53,951	1,147,538
Palo Alto Networks *	4,507	885,670
salesforce.com *	5,867	950,161
		7,136,633
Materials — 5.9%
Arconic *	8,211	71,600
Berry Global Group *	26,575	1,057,419
Martin Marietta Materials	4,237	806,004
Sherwin-Williams	1,907	1,022,858
		2,957,881
Real Estate — 2.0%
American Tower, Cl A ‡	4,350	1,035,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 5.3%
Essential Utilities	20,747	$867,017
FirstEnergy	21,339	880,661
Vistra Energy	48,147	940,792
		2,688,470
TOTAL UNITED STATES		45,545,854
TOTAL COMMON STOCK
(Cost $48,523,959)		49,580,482

MASTER LIMITED PARTNERSHIP — 1.5%
Energy — 1.5%
Enterprise Products Partners
(Cost $1,026,793)	42,419	744,878
TOTAL INVESTMENTS — 99.9%
(Cost $49,550,752)		$50,325,360

Percentages are based on Net Assets of $50,360,356.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class
S&P — Standard & Poor’s

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
ISRAEL— 0.4%
Information Technology — 0.4%
Check Point Software Technologies *	1,131	$119,592
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	687	126,401
UNITED STATES— 98.8%
Communication Services — 4.7%
Activision Blizzard	1,976	125,931
Alphabet, Cl A *	52	70,029
AT&T	3,858	117,553
CenturyLink	1,191	12,648
Charter Communications, Cl A *	234	115,884
Comcast, Cl A	3,005	113,078
Electronic Arts *	1,194	136,426
Facebook, Cl A *	545	111,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fox, Cl A	1,376	$35,597
IAC *	788	176,102
Sirius XM Holdings	5,048	29,834
T-Mobile US *	1,945	170,771
Verizon Communications	1,019	58,542
ViacomCBS, Cl B	232	4,004
Walt Disney	1,193	129,023
		1,406,989
Consumer Discretionary — 11.5%
Advance Auto Parts	425	51,387
Aptiv	447	31,089
AutoZone *	106	108,154
Best Buy	1,425	109,340
BorgWarner	916	26,170
Burlington Stores *	86	15,711
Carnival	1,474	23,437
Chipotle Mexican Grill, Cl A *	133	116,847
Darden Restaurants	693	51,137
Dollar General	583	102,200
Dollar Tree *	855	68,118
Domino’s Pizza	53	19,182
DR Horton	3,641	171,928
eBay	2,925	116,503
Expedia Group	244	17,319
Ford Motor	7,603	38,699
General Motors	1,990	44,357
Genuine Parts	531	42,098
Hasbro	576	41,593
Home Depot	482	105,958
Kohl’s	1,104	20,380
Las Vegas Sands	1,010	48,500
Lear	388	37,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	2,767	$138,544
LKQ *	1,562	40,846
Lowe’s	681	71,335
Lululemon Athletica *	500	111,740
Macy’s	2,347	13,753
McDonald’s	369	69,210
MGM Resorts International	3,146	52,947
Mohawk Industries *	598	52,456
NIKE, Cl B	1,779	155,093
Norwegian Cruise Line Holdings *	976	16,006
NVR *	38	117,800
O’Reilly Automotive *	185	71,473
PVH	919	45,242
Ross Stores	847	77,382
Royal Caribbean Cruises	519	24,274
Tapestry	2,263	33,674
Target	2,132	233,966
Tiffany	1,166	147,499
TJX	3,602	176,678
Tractor Supply	464	47,063
Ulta Beauty *	229	49,904
VF	1,497	86,976
Whirlpool	728	81,347
Wynn Resorts	462	39,515
Yum! Brands	1,187	102,592
		3,465,310
Consumer Staples — 7.9%
Archer-Daniels-Midland	1,903	70,677
Brown-Forman, Cl B	1,986	123,529
Bunge	1,566	62,123
Church & Dwight	1,291	90,357
Clorox	405	75,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	1,644	$75,443
Colgate-Palmolive	1,236	86,854
Conagra Brands	3,068	102,594
Constellation Brands, Cl A	246	40,514
Costco Wholesale	437	132,411
Estee Lauder, Cl A	728	128,419
Hershey	952	126,073
Hormel Foods	1,613	75,569
JM Smucker	796	91,468
Kellogg	487	31,899
Kimberly-Clark	598	82,811
Kraft Heinz	1,914	58,052
Kroger	2,481	78,424
McCormick	216	33,878
Molson Coors Beverage, Cl B	576	23,622
Mondelez International, Cl A	2,053	105,606
PepsiCo	614	81,226
Procter & Gamble	646	76,144
Sysco	1,880	105,788
Tyson Foods, Cl A	2,335	145,214
Walgreens Boots Alliance	875	37,879
Walmart	1,930	234,591
		2,376,673
Energy — 3.4%
Apache	3,084	40,339
Cabot Oil & Gas	2,248	48,602
Chevron	844	77,648
Concho Resources	701	39,761
ConocoPhillips	1,184	49,846
Devon Energy	1,753	21,860
EOG Resources	516	24,515
Exxon Mobil	1,067	49,583

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	2,095	$101,901
HollyFrontier	485	16,024
Kinder Morgan	5,442	82,882
Marathon Oil	9,883	60,484
National Oilwell Varco	2,893	36,567
Noble Energy	4,252	41,712
Occidental Petroleum	1,627	27,008
ONEOK	528	15,803
Phillips 66	1,895	138,657
Targa Resources	2,824	36,599
Valero Energy	1,770	112,130
Williams	567	10,983
		1,032,904
Financials — 10.8%
Aflac	1,860	69,266
Alleghany	165	88,062
Allstate	857	87,174
Ally Financial	2,333	38,238
American Express	216	19,710
American International Group	3,025	76,926
Annaly Capital Management ‡	11,320	70,750
Aon	401	69,241
Arch Capital Group *	3,598	86,460
Arthur J Gallagher	981	77,008
Bank of America	5,035	121,092
Bank of New York Mellon	689	25,865
Berkshire Hathaway, Cl B *	300	56,208
Capital One Financial	327	21,177
Chubb	847	91,484
Cincinnati Financial	1,120	73,696
Citigroup	817	39,673
Citizens Financial Group	1,257	28,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
CME Group, Cl A	507	$90,353
Comerica	547	19,068
Everest Re Group	381	65,963
FactSet Research Systems	242	66,550
Fidelity National Financial	2,000	54,100
Fifth Third Bancorp	3,914	73,153
Franklin Resources	1,093	20,592
Globe Life	705	58,050
Goldman Sachs Group	118	21,644
Hartford Financial Services Group	3,075	116,819
Intercontinental Exchange	1,429	127,824
JPMorgan Chase	713	68,277
KeyCorp	834	9,716
Lincoln National	553	19,615
Loews	1,429	49,529
M&T Bank	394	44,160
Markel *	60	51,950
MarketAxess Holdings	141	64,156
Marsh & McLennan	784	76,307
MetLife	618	22,297
Morgan Stanley	805	31,741
MSCI, Cl A	459	150,093
Nasdaq	534	58,564
PNC Financial Services Group	697	74,349
Principal Financial Group	320	11,651
Prudential Financial	315	19,647
Raymond James Financial	336	22,149
Regions Financial	8,173	87,860
S&P Global	364	106,608
State Street	789	49,739
Synchrony Financial	1,494	29,566
T Rowe Price Group	224	25,901

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers	435	$44,026
Truist Financial	1,019	38,029
Unum Group	1,699	29,648
US Bancorp	1,167	42,595
Wells Fargo	1,745	50,692
Willis Towers Watson	523	93,246
Zions Bancorp	965	30,504
		3,256,905
Health Care — 9.4%
Abbott Laboratories	1,192	109,771
Agilent Technologies	1,109	85,016
Alexion Pharmaceuticals *	204	21,924
Allergan	245	45,898
Anthem	283	79,447
Baxter International	1,279	113,550
Boston Scientific *	1,576	59,068
Bristol-Myers Squibb	746	45,364
Centene *	659	43,876
Cerner	437	30,324
Cooper	342	98,051
Danaher	731	119,489
DENTSPLY SIRONA	2,017	85,601
Edwards Lifesciences *	312	67,860
Elanco Animal Health *	1,456	35,978
Eli Lilly	237	36,650
Gilead Sciences	665	55,860
Henry Schein *	541	29,517
Hologic *	1,899	95,140
Humana	132	50,400
IDEXX Laboratories *	395	109,652
IQVIA Holdings *	724	103,235
Johnson & Johnson	205	30,758

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings *	739	$121,529
Medtronic	636	62,093
Merck	959	76,087
Mettler-Toledo International *	114	82,073
Mylan *	814	13,651
Perrigo	1,272	67,798
Pfizer	1,417	54,356
Quest Diagnostics	767	84,454
ResMed	589	91,483
STERIS	667	95,048
Stryker	337	62,827
Thermo Fisher Scientific	344	115,130
UnitedHealth Group	129	37,729
Universal Health Services, Cl B	666	70,389
Varian Medical Systems *	173	19,788
Veeva Systems, Cl A *	320	61,056
Waters *	71	13,277
Zimmer Biomet Holdings	468	56,020
Zoetis, Cl A	603	77,974
		2,815,191
Industrials — 10.3%
3M	145	22,028
AMETEK	555	46,548
CH Robinson Worldwide	399	28,289
Cintas	373	82,743
Copart *	558	44,701
CoStar Group *	322	208,740
Cummins	665	108,728
Delta Air Lines	1,359	35,211
Dover	919	86,064
Eaton	1,210	101,035
Emerson Electric	716	40,834

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	703	$50,338
Fastenal	2,382	86,276
FedEx	219	27,763
Fortive	407	26,048
Fortune Brands Home & Security	735	35,427
Honeywell International	506	71,802
Howmet Aerospace	4,057	53,025
Huntington Ingalls Industries	205	39,239
IDEX	375	57,611
IHS Markit	2,036	137,023
Illinois Tool Works	522	84,825
Jacobs Engineering Group	1,381	114,278
JB Hunt Transport Services	502	50,762
Johnson Controls International	1,719	50,040
Kansas City Southern	1,069	139,558
L3Harris Technologies	785	152,055
Masco	1,264	51,875
Nielsen Holdings	1,024	15,083
Norfolk Southern	536	91,710
Raytheon Technologies	1,140	73,883
Republic Services, Cl A	1,351	105,837
Rockwell Automation	94	17,811
Roper Technologies	312	106,401
Snap-On	476	62,018
Southwest Airlines	799	24,969
Stanley Black & Decker	471	51,904
Textron	1,159	30,551
Trane Technologies	1,091	95,375
Union Pacific	507	81,013
Verisk Analytics, Cl A	699	106,828
Waste Management	680	68,014
WW Grainger	150	41,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	1,095	$78,731
		3,084,331
Information Technology — 17.8%
Accenture, Cl A	417	77,224
Adobe *	182	64,363
Advanced Micro Devices *	1,523	79,790
Akamai Technologies *	1,708	166,889
Amdocs	1,145	73,784
Amphenol, Cl A	517	45,630
Analog Devices	956	104,778
ANSYS *	581	152,123
Apple	259	76,094
Applied Materials	2,029	100,801
Broadcom	618	167,861
Broadridge Financial Solutions	809	93,844
Cadence Design Systems *	1,941	157,473
CDW	715	79,222
Cisco Systems	1,041	44,118
Citrix Systems	511	74,100
Cognizant Technology Solutions, Cl A	1,532	88,887
Corning	2,398	52,780
DXC Technology	1,584	28,718
F5 Networks *	786	109,458
Fidelity National Information Services	617	81,376
Fiserv *	1,189	122,538
Fortinet *	274	29,521
Gartner *	262	31,128
GoDaddy, Cl A *	660	45,824
Hewlett Packard Enterprise	3,436	34,566
Intel	1,243	74,555
International Business Machines	512	64,287
Intuit	303	81,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Juniper Networks	2,610	$56,376
Keysight Technologies *	1,010	97,738
KLA	893	146,532
Lam Research	344	87,816
Marvell Technology Group	5,457	145,920
Mastercard, Cl A	316	86,890
Maxim Integrated Products	871	47,888
Microchip Technology	1,281	112,382
Micron Technology *	3,579	171,398
Microsoft	509	91,218
Motorola Solutions	712	102,393
NetApp	326	14,269
NortonLifeLock	5,945	126,450
Okta, Cl A *	448	67,782
Paychex	782	53,583
Paycom Software *	230	60,035
Qorvo *	1,404	137,634
QUALCOMM	1,335	105,025
salesforce.com *	221	35,791
Seagate Technology	1,370	68,432
ServiceNow *	349	122,687
Skyworks Solutions	1,922	199,657
Splunk *	618	86,743
SS&C Technologies Holdings	339	18,699
Synopsys *	987	155,077
TE Connectivity	938	68,906
Texas Instruments	609	70,687
Twilio, Cl A *	459	51,546
VeriSign *	597	125,065
Visa, Cl A	464	82,926
Western Digital	2,277	104,924
Western Union	2,466	47,027
		5,352,980
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Materials — 3.5%
Air Products & Chemicals	414	$93,390
Albemarle	416	25,555
Ball	1,135	74,445
Celanese, Cl A	631	52,417
Corteva	3,259	85,353
Dow	686	25,169
DuPont de Nemours	597	28,071
Eastman Chemical	754	45,625
Ecolab	436	84,366
Freeport-McMoRan Copper & Gold	4,541	40,097
International Flavors & Fragrances	362	47,433
International Paper	1,098	37,606
Mosaic	1,004	11,556
Newmont	4,281	254,634
Nucor	715	29,451
Packaging Corp of America	144	13,917
PPG Industries	715	64,944
Westrock	1,110	35,731
		1,049,760
Real Estate — 5.0%
Alexandria Real Estate Equities ‡	619	97,239
AvalonBay Communities ‡	353	57,521
CBRE Group, Cl A *	1,416	60,789
Duke Realty ‡	2,816	97,715
Equity Residential ‡	1,099	71,501
Essex Property Trust ‡	533	130,105
Federal Realty Investment Trust ‡	168	13,989
Healthpeak Properties ‡	3,064	80,093
Host Hotels & Resorts ‡	2,794	34,394
Mid-America Apartment Communities ‡	630	70,510
ProLogis ‡	1,324	118,141
Public Storage ‡	649	120,357

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Realty Income ‡	1,480	$81,282
Regency Centers ‡	1,521	66,787
SL Green Realty ‡	651	34,535
Sun Communities ‡	635	85,344
UDR ‡	1,751	65,610
Vornado Realty Trust ‡	441	19,325
Welltower ‡	1,836	94,058
Weyerhaeuser ‡	906	19,814
WP Carey ‡	1,214	79,857
		1,498,966
Utilities — 14.5%
Alliant Energy	1,868	90,691
Ameren	3,026	220,142
American Electric Power	2,208	183,507
American Water Works	870	105,870
Atmos Energy	1,308	133,377
CenterPoint Energy	3,003	51,141
CMS Energy	3,441	196,447
Consolidated Edison	2,444	192,587
Dominion Energy	4,183	322,635
DTE Energy	1,406	145,858
Duke Energy	4,187	354,471
Edison International	2,731	160,337
Entergy	2,404	229,606
Evergy	2,435	142,277
Eversource Energy	1,324	106,847
Exelon	2,091	77,534
FirstEnergy	4,732	195,290
NextEra Energy	775	179,118
NiSource	4,250	106,718
Pinnacle West Capital	1,276	98,239
PPL	4,590	116,678

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta U.S. ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group	2,419	$122,667
Sempra Energy	954	118,153
Southern	5,275	299,251
WEC Energy Group	2,647	239,686
Xcel Energy	2,503	159,091
		4,348,218
TOTAL UNITED STATES		29,688,227
TOTAL COMMON STOCK
(Cost $33,680,145)		29,934,220
TOTAL INVESTMENTS — 99.6%
(Cost $33,680,145)		$29,934,220

Percentages are based on Net Assets of $30,064,743.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class
S&P — Standard & Poor’s

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.8%
AUSTRALIA— 0.6%
Materials — 0.6%
BHP Group	597	$10,062
Glencore	1,024	1,900
Rio Tinto	288	13,385
TOTAL AUSTRALIA		25,347
AUSTRIA— 1.1%
Energy — 0.1%
OMV	158	5,174
Financials — 0.2%
Erste Group Bank	307	6,666
Raiffeisen Bank International	287	4,945
		11,611
Industrials — 0.1%
ANDRITZ *	165	5,422

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Materials — 0.3%
voestalpine	169	$3,498
Wienerberger	413	7,713
		11,211
Real Estate — 0.4%
IMMOFINANZ	389	7,192
Verbund	143	6,478
		13,670
TOTAL AUSTRIA		47,088
BELGIUM— 2.6%
Communication Services — 0.3%
Proximus	502	10,705
Consumer Staples — 0.3%
Colruyt	211	12,623
Financials — 0.9%
Ackermans & van Haaren	63	8,343
Ageas	401	14,428
Groupe Bruxelles Lambert	103	8,222
Sofina	34	8,007
		39,000
Health Care — 0.5%
UCB	237	21,686
Materials — 0.2%
Solvay	110	8,583
Real Estate — 0.4%
Cofinimmo ‡	82	11,406
Warehouses De Pauw CVA ‡	182	4,984
		16,390
TOTAL BELGIUM		108,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
CHILE— 0.2%
Materials — 0.2%
Antofagasta	828	$8,491
DENMARK— 3.8%
Consumer Staples — 0.5%
Carlsberg, Cl B	76	9,581
Royal Unibrew	158	12,226
		21,807
Financials — 0.5%
Danske Bank	594	7,047
Jyske Bank	276	7,457
Tryg	130	3,442
		17,946
Health Care — 1.6%
Coloplast, Cl B	208	32,893
Demant *	121	2,891
Genmab *	35	8,415
GN Store Nord	198	9,050
H Lundbeck	114	4,153
Novo Nordisk, Cl B	191	12,179
		69,581
Industrials — 0.4%
A P Moller - Maersk, Cl B	6	5,964
DSV PANALPINA	91	9,388
ISS	325	4,848
		20,200
Information Technology — 0.2%
SimCorp	70	6,475
Materials — 0.3%
Christian Hansen Holding	58	4,997
Novozymes, Cl B	119	5,829
		10,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Orsted	126	$12,736
TOTAL DENMARK		159,571
FINLAND— 4.2%
Communication Services — 0.7%
Elisa	436	26,476
Consumer Discretionary — 0.3%
Nokian Renkaat	490	10,484
Consumer Staples — 0.5%
Kesko, Cl B	1,324	21,535
Energy — 0.3%
Neste	314	11,119
Financials — 0.2%
Nordea Bank Abp *	852	5,456
Sampo, Cl A *	131	4,339
		9,795
Health Care — 0.4%
Orion, Cl B	309	15,697
Industrials — 0.5%
Kone, Cl B	156	9,453
Konecranes, Cl A *	127	2,760
Metso	151	4,189
Valmet	240	5,494
		21,896
Information Technology — 0.5%
Nokia	4,881	17,771
TietoEVRY	244	5,944
		23,715
Materials — 0.4%
Huhtamaki	100	3,737
Stora Enso, Cl R	459	5,430

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
UPM-Kymmene	296	$8,189
		17,356
Utilities — 0.4%
Fortum	1,071	17,772
TOTAL FINLAND		175,845
FRANCE— 15.4%
Communication Services — 1.6%
Bollore	2,380	6,314
Eutelsat Communications	633	7,100
Iliad	42	6,256
JCDecaux	97	2,010
Lagardere SCA	481	7,797
Orange	627	7,647
Publicis Groupe	199	5,913
Ubisoft Entertainment *	79	5,877
Vivendi	813	17,547
		66,461
Consumer Discretionary — 2.6%
Accor	142	3,938
Christian Dior	17	6,618
Cie Generale des Etablissements Michelin SCA, Cl B	257	25,081
Elior Group	470	3,107
EssilorLuxottica	206	25,416
Hermes International	19	13,897
Kering	10	5,041
LVMH Moet Hennessy Louis Vuitton	20	7,721
Peugeot	699	10,010
Renault	102	2,023
Valeo	136	3,154
		106,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.6%
Carrefour	421	$6,223
Casino Guichard Perrachon	224	8,398
Danone	127	8,800
L’Oreal	35	10,170
Pernod Ricard	170	25,901
Remy Cointreau	58	6,467
		65,959
Energy — 0.1%
Total	167	6,009
Financials — 1.3%
Amundi	73	4,845
AXA	945	16,764
BNP Paribas	90	2,826
CNP Assurances	452	4,666
Credit Agricole	1,389	11,079
Eurazeo	120	5,739
Natixis	1,012	2,395
SCOR	193	5,433
Societe Generale	164	2,562
Wendel	17	1,452
		57,761
Health Care — 0.7%
BioMerieux	65	8,066
Ipsen	21	1,558
Sanofi	146	14,263
Sartorius Stedim Biotech *	21	5,037
		28,924
Industrials — 3.4%
Aeroports de Paris	18	1,763
Air France-KLM *	899	4,576
Alstom	756	30,936
Bouygues	273	8,405

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Bureau Veritas	183	$3,796
Cie de Saint-Gobain	235	6,232
Dassault Aviation	3	2,448
Eiffage	96	7,855
Elis	118	1,460
Getlink	453	5,770
Legrand	127	8,558
Rexel	424	3,971
Safran	88	8,118
Schneider Electric	148	13,529
Societe BIC	113	5,654
Teleperformance	100	22,399
Vinci	43	3,518
		138,988
Information Technology — 1.2%
Alten	79	5,685
Capgemini	85	7,982
Dassault Systemes	107	15,652
Ingenico Group	122	15,327
Sopra Steria Group	61	7,223
		51,869
Materials — 0.4%
Air Liquide	78	9,919
Arkema	96	7,960
		17,879
Real Estate — 1.1%
Covivio ‡	144	9,014
Gecina ‡	107	13,958
ICADE ‡	97	7,453
Klepierre ‡	399	8,065
Nexity	92	2,822

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Unibail-Rodamco-Westfield ‡	41	$2,412
		43,724
Utilities — 1.4%
Electricite de France	561	4,470
Engie	852	9,242
Rubis SCA	339	15,209
Suez	1,271	14,360
Veolia Environnement	581	12,400
		55,681
TOTAL FRANCE		639,261
GERMANY— 10.7%
Communication Services — 1.2%
Deutsche Telekom	681	9,939
Freenet	145	2,748
Scout24	357	23,344
Telefonica Deutschland Holding	3,119	8,865
United Internet	73	2,515
		47,411
Consumer Discretionary — 1.3%
adidas	25	5,728
Bayerische Motoren Werke	188	11,130
Continental *	52	4,397
Daimler	256	8,842
Fielmann	114	7,461
HUGO BOSS	63	1,751
Puma	145	9,114
Zalando *	110	5,360
		53,783
Consumer Staples — 0.4%
Beiersdorf	102	10,678

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
METRO	437	$3,795
		14,473
Financials — 0.9%
Aareal Bank	141	2,304
Allianz	40	7,399
Commerzbank	513	1,896
Hannover Rueck	98	15,618
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	42	9,237
		36,454
Health Care — 1.6%
Bayer	65	4,282
Carl Zeiss Meditec *	66	6,502
Evotec *	97	2,398
Fresenius Medical Care & KGaA	307	24,096
Gerresheimer	80	6,383
Merck KGaA	148	17,199
Siemens Healthineers	118	5,196
		66,056
Industrials — 1.6%
Brenntag	213	9,610
Deutsche Lufthansa	568	5,075
Deutsche Post	174	5,174
Fraport Frankfurt Airport Services Worldwide	63	2,763
GEA Group	410	9,422
HOCHTIEF	47	3,694
Knorr-Bremse	68	6,320
OSRAM Licht	264	10,959
Rheinmetall	82	5,552
Siemens	78	7,235
		65,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — 1.1%
Bechtle	120	$17,376
Infineon Technologies	205	3,806
Nemetschek	88	5,542
SAP	73	8,711
Siltronic	48	4,121
Software	177	6,281
		45,837
Materials — 1.2%
Aurubis	116	6,066
BASF	130	6,647
Covestro	126	4,234
Evonik Industries	446	10,973
HeidelbergCement	157	7,460
LANXESS	147	7,239
Symrise, Cl A	97	9,808
		52,427
Real Estate — 1.1%
Aroundtown	1,058	5,690
Deutsche EuroShop	228	3,286
Deutsche Wohnen	228	9,240
LEG Immobilien	47	5,397
TAG Immobilien	421	9,199
Vonovia	305	15,050
		47,862
Utilities — 0.3%
Uniper	478	12,827
TOTAL GERMANY		442,934
IRELAND— 2.3%
Consumer Discretionary — 0.4%
Flutter Entertainment	138	16,884

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.8%
Glanbia	658	$6,976
Kerry Group, Cl A	239	27,408
		34,384
Financials — 0.1%
AIB Group	908	1,243
Bank of Ireland Group	1,318	2,661
		3,904
Health Care — 0.1%
UDG Healthcare	586	4,642
Industrials — 0.2%
Kingspan Group	139	7,079
Materials — 0.7%
CRH	501	15,118
Smurfit Kappa Group	366	11,473
		26,591
TOTAL IRELAND		93,484
ITALY— 5.4%
Communication Services — 0.1%
Telecom Italia *	11,219	4,443
Consumer Discretionary — 0.1%
Moncler	53	1,991
Pirelli & C	583	2,269
		4,260
Consumer Staples — 0.3%
Davide Campari-Milano	1,470	11,383
Energy — 0.2%
Eni	577	5,507
Saipem *	1,867	4,787
		10,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Financials — 1.2%
BPER Banca	1,088	$2,684
Intesa Sanpaolo	3,095	4,824
Mediobanca Banca di Credito Finanziario	1,565	9,065
Poste Italiane	2,085	17,703
UniCredit	1,115	8,584
Unione di Banche Italiane SCpA	2,147	6,135
		48,995
Health Care — 0.4%
DiaSorin	41	6,974
Recordati	158	6,865
		13,839
Industrials — 0.5%
Leonardo	1,289	8,886
Prysmian	627	11,792
		20,678
Information Technology — 0.2%
Assicurazioni Generali	629	8,967
Utilities — 2.4%
A2A	7,633	10,388
Enel	4,244	28,989
Hera	3,731	13,804
Italgas	536	2,997
Snam	5,531	24,766
Terna Rete Elettrica Nazionale	2,905	18,200
		99,144
TOTAL ITALY		222,003
JORDAN— 0.2%
Health Care — 0.2%
Hikma Pharmaceuticals	306	9,148

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
LUXEMBOURG— 0.1%
Energy — 0.1%
Tenaris	458	$3,207
Materials — 0.0%
ArcelorMittal	186	2,038
TOTAL LUXEMBOURG		5,245
NETHERLANDS— 6.4%
Communication Services — 0.2%
Koninklijke KPN	4,471	10,343
Consumer Discretionary — 0.2%
Just Eat Takeaway.com *	83	8,456
Consumer Staples — 1.0%
Heineken	88	7,482
Koninklijke Ahold Delhaize	1,300	31,553
		39,035
Energy — 0.6%
Koninklijke Vopak	189	10,893
Royal Dutch Shell, Cl A	316	5,281
SBM Offshore	762	9,644
		25,818
Financials — 0.9%
ABN AMRO Bank	248	1,901
ASR Nederland	180	4,840
Euronext	92	7,719
EXOR	142	7,760
ING Groep	338	1,854
NN Group	370	10,703
		34,777
Health Care — 0.4%
Aegon	886	2,281
Koninklijke Philips	312	13,572
		15,853

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Industrials — 1.0%
Aalberts *	233	$6,559
Boskalis Westminster	190	3,299
IMCD	112	9,902
Randstad	70	2,808
Signify	438	8,930
Wolters Kluwer	150	11,028
		42,526
Information Technology — 0.9%
ASML Holding	35	10,376
BE Semiconductor Industries	297	12,218
NXP Semiconductors	167	16,628
		39,222
Materials — 1.2%
Akzo Nobel	211	15,993
ASM International	173	19,034
Koninklijke DSM	110	13,464
		48,491
TOTAL NETHERLANDS		264,521
NORWAY— 1.9%
Communication Services — 0.1%
Telenor	319	4,909
Consumer Staples — 0.9%
Mowi	815	13,996
Orkla	2,496	22,651
		36,647
Energy — 0.2%
Equinor	672	9,433
TGS Nopec Geophysical	81	1,248
		10,681
Financials — 0.4%
DnB	571	6,939

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	273	$4,835
Storebrand	786	3,953
		15,727
Materials — 0.3%
Norsk Hydro	2,556	6,545
Yara International	85	2,905
		9,450
TOTAL NORWAY		77,414
PORTUGAL— 1.0%
Consumer Staples — 0.2%
Jeronimo Martins	491	8,290
Energy — 0.3%
Galp Energia	1,084	12,485
Utilities — 0.5%
Energias de Portugal	5,120	21,590
TOTAL PORTUGAL		42,365
SOUTH AFRICA— 0.3%
Materials — 0.3%
Anglo American	682	12,174
SPAIN— 3.6%
Communication Services — 0.1%
Telefonica	1,125	5,151
Consumer Discretionary — 0.2%
Industria de Diseno Textil	407	10,365
Consumer Staples — 0.2%
Viscofan	108	6,914
Energy — 0.2%
Repsol	693	6,311
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
Banco Bilbao Vizcaya Argentaria	768	$2,512
Banco Santander	920	2,053
Bankinter	568	2,342
Mapfre	3,273	5,990
		12,897
Industrials — 0.4%
ACS Actividades de Construccion y Servicios	89	2,220
Aena SME	49	6,199
Ferrovial	349	8,715
		17,134
Information Technology — 0.1%
Amadeus IT Group, Cl A	87	4,185
Materials — 0.1%
Acerinox	572	4,339
Real Estate — 0.4%
Inmobiliaria Colonial Socimi ‡	468	4,511
Merlin Properties Socimi ‡	1,292	11,972
		16,483
Utilities — 1.6%
Acciona	105	10,397
Enagas	406	9,468
Endesa	775	17,190
Iberdrola	1,526	15,277
Naturgy Energy Group	663	11,698
		64,030
TOTAL SPAIN		147,809
SWEDEN— 7.8%
Communication Services — 0.4%
Tele2, Cl B	347	4,498
Telia	3,302	11,410
		15,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.5%
Dometic Group	1,262	$8,494
Hennes & Mauritz, Cl B	505	7,042
Husqvarna, Cl B	589	3,568
		19,104
Consumer Staples — 1.2%
AAK	355	5,832
Essity, Cl B	566	18,399
ICA Gruppen *	463	20,203
Swedish Match	148	9,177
		53,611
Energy — 0.1%
Lundin Energy	166	4,312
Financials — 1.5%
Industrivarden, Cl C	523	10,827
Investor, Cl B	279	14,030
Kinnevik	328	6,784
L E Lundbergforetagen, Cl B	228	9,622
Skandinaviska Enskilda Banken, Cl A	1,784	14,674
		55,937
Health Care — 0.4%
Getinge, Cl B	660	12,711
Swedish Orphan Biovitrum *	252	4,902
		17,613
Industrials — 1.7%
Alfa Laval	264	4,960
Assa Abloy, Cl B	614	11,067
Atlas Copco, Cl A	162	5,628
Epiroc, Cl A	741	7,444
Nibe Industrier, Cl B	422	7,900
Sandvik	223	3,454
Securitas, Cl B	518	6,123

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Skanska, Cl B	217	$4,158
SKF, Cl B	388	6,179
Trelleborg, Cl B	554	7,135
Volvo, Cl B	471	6,083
		70,131
Information Technology — 0.6%
Hexagon, Cl B	359	17,904
Telefonaktiebolaget LM Ericsson, Cl B	875	7,624
		25,528
Materials — 0.7%
BillerudKorsnas	671	8,488
Boliden	451	9,249
Svenska Cellulosa, Cl B	1,198	12,909
		30,646
Real Estate — 0.7%
Castellum	548	9,619
Fabege	839	10,046
Fastighets Balder, Cl B *	228	9,011
		28,676
TOTAL SWEDEN		321,466
SWITZERLAND— 9.8%
Communication Services — 0.5%
Sunrise Communications Group	154	12,334
Swisscom	14	7,279
		19,613
Consumer Discretionary — 0.3%
Cie Financiere Richemont	127	7,214
Dufry	58	1,889
Swatch Group	32	6,404
		15,507

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.2%
Barry Callebaut	5	$9,802
Chocoladefabriken Lindt & Spruengli	1	7,797
Coca-Cola HBC	221	5,617
Nestle	232	24,493
		47,709
Financials — 1.9%
Baloise Holding	54	8,085
Cembra Money Bank	62	5,894
Credit Suisse Group	293	2,649
Helvetia Holding	93	8,513
Pargesa Holding	137	9,745
Partners Group Holding	5	3,936
Swiss Life Holding	20	7,085
Swiss Re	269	19,414
UBS Group	370	3,964
Zurich Insurance Group	27	8,597
		77,882
Health Care — 1.7%
Alcon *	107	5,647
Mediclinic International	581	1,901
Novartis	121	10,313
Roche Holding	53	18,421
Sonova Holding	85	15,351
Straumann Holding	4	3,035
Tecan Group	21	6,776
Vifor Pharma	59	8,867
		70,311
Industrials — 1.7%
Adecco Group	140	6,137
DKSH Holding *	72	4,066
dormakaba Holding	9	4,500
Flughafen Zurich	15	1,851

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Geberit	30	$13,462
Georg Fischer	6	4,473
Kuehne + Nagel International	71	10,155
Schindler Holding	43	9,557
SGS	4	9,056
VAT Group	55	9,072
		72,329
Information Technology — 0.5%
Logitech International	109	5,253
STMicroelectronics	571	14,829
		20,082
Materials — 1.2%
Clariant *	589	10,902
EMS-Chemie Holding	14	9,073
Givaudan	4	13,400
LafargeHolcim	186	7,716
Sika	37	6,122
		47,213
Real Estate — 0.8%
PSP Swiss Property	136	15,810
Swiss Prime Site	192	18,242
		34,052
TOTAL SWITZERLAND		404,698
UNITED KINGDOM— 20.9%
Communication Services — 1.3%
Auto Trader Group	1,783	10,316
Informa	2,235	12,382
Pearson	908	5,266
Rightmove	1,865	11,706
Vodafone Group	12,505	17,688
		57,358

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 4.1%
B&M European Value Retail	637	$2,674
Barratt Developments	2,117	13,859
Bellway	318	10,682
Berkeley Group Holdings	315	16,619
Burberry Group	316	5,540
Compass Group	1,848	31,141
Dixons Carphone	3,574	3,501
Fiat Chrysler Automobiles	366	3,213
GVC Holdings	1,184	11,260
Inchcape	1,009	6,383
JD Sports Fashion	275	1,836
Kingfisher	5,447	10,807
Marks & Spencer Group	3,747	4,353
MoneySuperMarket.com	1,363	5,460
Persimmon	501	13,934
Playtech	1,095	3,224
SSP Group	881	3,116
Taylor Wimpey	5,185	9,617
WH Smith	312	4,931
Whitbread	103	3,872
William Hill	2,602	3,745
		169,767
Consumer Staples — 1.5%
Britvic	745	6,883
Diageo	341	11,829
J Sainsbury	1,718	4,293
Tate & Lyle	2,060	18,506
Tesco	1,420	4,211
Unilever	121	6,041
WM Morrison Supermarkets	4,850	11,195
		62,958

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Energy — 0.5%
BP	1,547	$6,110
Great Portland Estates ‡	1,085	9,262
Subsea 7	597	3,319
		18,691
Financials — 2.4%
3i Group	894	8,840
Aviva	837	2,553
Barclays	2,198	2,936
Close Brothers Group	135	1,858
Direct Line Insurance Group	1,647	5,661
HSBC Holdings	2,588	13,385
IG Group Holdings	741	7,052
Jupiter Fund Management	779	2,148
Lloyds Banking Group	5,184	2,108
Man Group	1,035	1,742
Phoenix Group Holdings	1,693	12,834
Quilter	3,256	5,062
Royal Bank of Scotland Group	1,469	2,048
RSA Insurance Group	1,189	5,417
Schroders	134	4,486
Standard Chartered	1,223	6,286
Standard Life Aberdeen	3,175	8,854
TP ICAP	1,974	8,451
		101,721
Health Care — 0.8%
ConvaTec Group	1,181	3,164
GlaxoSmithKline	531	11,125
Smith & Nephew	946	18,591
		32,880
Industrials — 5.1%
Aggreko	835	4,834
Ashtead Group	113	3,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
BAE Systems	2,916	$18,700
Balfour Beatty	981	3,212
Bunzl	373	8,128
DCC	46	3,283
easyJet	341	2,594
Experian	484	14,505
Ferguson	201	14,543
Firstgroup *	5,894	4,970
Hays	1,080	1,478
Howden Joinery Group	1,286	8,519
IMI	205	2,140
Intertek Group	125	7,489
Meggitt	2,102	7,405
National Express Group	2,123	7,316
RELX	1,205	27,306
Rentokil Initial	3,479	20,814
Rotork	1,338	4,196
Royal Mail	2,310	4,851
Signature Aviation	3,478	8,588
Smiths Group	483	7,557
Spirax-Sarco Engineering	122	13,430
Travis Perkins	791	10,371
		209,329
Information Technology — 1.2%
Avast	1,083	6,259
AVEVA Group	117	5,269
Dialog Semiconductor *	136	4,283
Electrocomponents	998	7,276
Halma	357	9,411
Micro Focus International	266	1,616
Sage Group	932	7,524

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Spectris	242	$8,141
		49,779
Materials — 0.4%
Croda International	73	4,495
Mondi	438	7,790
Victrex	108	2,719
		15,004
Real Estate — 1.4%
British Land ‡	1,249	6,374
Capital & Counties Properties ‡	693	1,454
Derwent London ‡	365	14,300
Hammerson ‡	1,976	1,759
Land Securities Group ‡	1,162	9,703
Segro ‡	987	10,328
Shaftesbury ‡	691	5,230
Tritax Big Box REIT ‡	3,404	5,178
Unite Group ‡	788	8,702
		63,028
Utilities — 2.2%
Centrica	7,004	3,525
National Grid	1,723	20,294
Pennon Group	2,099	29,018
SSE	1,885	29,721
United Utilities Group	640	7,283
		89,841
TOTAL UNITED KINGDOM		870,356
UNITED STATES— 0.5%
Consumer Discretionary — 0.1%
Carnival	357	4,933
Consumer Staples — 0.4%
Coca-Cola European Partners	352	13,953

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Europe ETF
	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$18,886
TOTAL COMMON STOCK
(Cost $5,019,800)		4,097,093

PREFERRED STOCK — 0.6%
GERMANY— 0.6%
Consumer Discretionary — 0.1%
Porsche Automobil Holding(A)	57	2,874
Volkswagen(A)	22	3,089
		5,963
Consumer Staples — 0.4%
Henkel & KGaA(A)	160	14,203
Materials — 0.1%
FUCHS PETROLUB(A)	154	5,981
TOTAL GERMANY		26,147
TOTAL PREFERRED STOCK
(Cost $33,146)		26,147
TOTAL INVESTMENTS — 99.4%
(Cost $5,052,946)		$4,123,240

Percentages are based on Net Assets of $4,146,500.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated rate.

Cl — Class
REIT — Real Estate Investment Trust

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
JAPAN— 99.8%
Communication Services — 5.7%
Dentsu Group	330	$7,030
Hakuhodo DY Holdings	684	7,688
KDDI	868	25,236
Konami Holdings	90	2,866
Nippon Telegraph & Telephone	1,704	38,929
NTT DOCOMO	935	27,525
Softbank	400	5,476
Square Enix Holdings	281	11,575
Toho	380	12,580
		138,905
Consumer Discretionary — 13.3%
Asics	680	6,569
Bandai Namco Holdings	370	18,792
Bridgestone	434	13,709
Casio Computer	1,063	16,999

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Denso	250	$8,912
Haseko	550	6,079
Honda Motor	312	7,617
Isetan Mitsukoshi Holdings	1,470	9,045
Isuzu Motors	611	4,713
J Front Retailing	962	7,998
JTEKT	245	1,824
Marui Group	140	2,320
Mazda Motor	1,716	9,821
Mitsubishi Motors	2,653	7,567
Nikon	1,190	11,206
Nissan Motor	2,914	10,077
Nitori Holdings	40	6,179
Oriental Land	65	8,315
Pan Pacific International Holdings	464	9,034
Panasonic	1,420	10,979
Rinnai	99	7,564
Sega Sammy Holdings	1,260	15,447
Sekisui Chemical	716	9,173
Sekisui House	681	11,836
Stanley Electric	390	9,027
Subaru	200	4,068
Sumitomo Electric Industries	641	6,675
Sumitomo Rubber Industries	1,229	12,102
Toyota Industries	167	8,480
Toyota Motor	192	11,968
USS	350	5,597
Yamada Denki	4,898	23,452
Yamaha	235	9,625
Yamaha Motor	487	6,390
		319,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 13.2%
Aeon	578	$11,737
Ajinomoto	1,011	18,114
Asahi Group Holdings	100	3,497
Coca-Cola Bottlers Japan Holdings	517	9,404
Ezaki Glico	266	11,716
FamilyMart	320	5,485
Kao	251	19,520
Kewpie	514	10,272
Kirin Holdings	362	7,036
Kobayashi Pharmaceutical	109	10,132
Lawson	245	12,761
Lion	777	16,357
MEIJI Holdings	110	7,684
NH Foods	651	23,468
Nichirei	310	7,787
Nisshin Seifun Group	360	5,663
Nissin Foods Holdings	192	15,872
Pigeon	230	8,248
Seven & i Holdings	290	9,635
Shiseido	187	11,153
Suntory Beverage & Food	397	15,055
Toyo Suisan Kaisha	577	27,841
Tsuruha Holdings	128	17,214
Unicharm	270	9,973
Yakult Honsha	72	4,222
Yamazaki Baking	580	10,300
		310,146
Energy — 0.4%
Idemitsu Kosan	278	6,421
Inpex	564	3,645
		10,066

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Financials — 6.7%
Aozora Bank	334	$6,038
Bank of Kyoto	64	2,220
Chiba Bank	1,093	5,131
Concordia Financial Group	1,000	3,105
Daiwa Securities Group	1,804	7,565
Fukuoka Financial Group	222	3,218
Japan Post Bank	1,450	13,545
Japan Post Holdings	2,290	18,519
Mitsubishi UFJ Financial Group	900	3,655
Mitsubishi UFJ Lease & Finance	2,352	11,416
Mizuho Financial Group	7,422	8,731
MS&AD Insurance Group Holdings	300	8,759
Nomura Holdings	1,300	5,468
ORIX	301	3,628
Resona Holdings	1,100	3,467
Shinsei Bank	656	8,006
Shizuoka Bank	1,030	6,299
Sompo Holdings	370	12,110
Sumitomo Mitsui Financial Group	451	11,995
Sumitomo Mitsui Trust Holdings	212	6,267
Tokio Marine Holdings	290	13,793
		162,935
Health Care — 7.0%
Alfresa Holdings	375	7,568
Astellas Pharma	510	8,520
Chugai Pharmaceutical	68	8,146
Daiichi Sankyo	113	7,801
Hisamitsu Pharmaceutical	89	4,228
Hoya	160	14,762
Kyowa Kirin	239	5,628
M3	200	7,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Medipal Holdings	642	$12,571
Olympus	700	11,295
Otsuka Holdings	509	20,253
Shionogi	70	3,881
Sumitomo Dainippon Pharma	318	4,455
Suzuken	203	7,897
Sysmex	100	6,958
Taisho Pharmaceutical Holdings	166	10,447
Takeda Pharmaceutical	213	7,734
Terumo	524	17,503
		166,922
Industrials — 20.1%
AGC	225	5,679
Amada	1,377	12,658
ANA Holdings	512	11,017
Central Japan Railway	72	11,450
Dai Nippon Printing	520	11,136
Daikin Industries	54	7,072
East Japan Railway	156	11,485
Fuji Electric	419	10,164
Hankyu Hanshin Holdings	340	11,764
Hino Motors	1,343	8,113
ITOCHU	1,265	25,139
Japan Airport Terminal	146	6,042
Kajima	780	8,242
Kawasaki Heavy Industries	185	2,844
Keihan Holdings	160	7,249
Keio	90	5,134
Keisei Electric Railway	291	8,871
Kintetsu Group Holdings	221	10,664
Kurita Water Industries	650	18,419
Kyushu Railway	589	15,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
LIXIL Group	1,160	$14,189
Marubeni	1,192	5,841
MISUMI Group	163	3,942
Mitsubishi	462	9,937
Mitsubishi Electric	639	8,010
Mitsubishi Heavy Industries	627	16,203
Mitsui	953	13,493
Mitsui OSK Lines	443	7,842
Nagoya Railroad	674	19,507
Nankai Electric Railway	231	5,193
Nippon Express	135	6,678
Nippon Yusen	697	9,321
NSK	899	6,288
Obayashi	1,294	11,520
Odakyu Electric Railway	219	4,860
Recruit Holdings	97	2,886
Secom	128	10,779
Shimizu	1,643	12,845
Sohgo Security Services	61	2,949
Sojitz	3,563	8,396
Sumitomo	785	9,018
Sumitomo Heavy Industries	296	6,350
THK	293	7,143
Tobu Railway	408	13,983
Tokyu	410	6,227
Toppan Printing	866	13,054
Toshiba	330	8,292
Toyota Tsusho	240	5,808
West Japan Railway	168	10,474
Yaskawa Electric	100	3,334
		473,494

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — 13.6%
Advantest	350	$17,248
Alps Alpine	363	3,812
Brother Industries	739	12,688
Canon	453	9,678
Disco	70	15,940
FUJIFILM Holdings	401	19,271
Fujitsu	362	35,664
Hamamatsu Photonics	462	20,435
Hirose Electric	66	7,326
Hitachi	205	6,213
Konica Minolta	2,254	8,874
Kyocera	195	10,538
NEC	882	34,353
Nomura Research Institute	405	9,976
NTT Data	600	6,200
Obic	30	4,550
Omron	60	3,569
Otsuka	308	13,955
Renesas Electronics *	3,144	17,053
Ricoh	2,036	14,089
Rohm	151	9,687
Seiko Epson	1,002	11,497
Shimadzu	266	6,679
SUMCO	200	2,899
Tokyo Electron	20	4,290
Trend Micro	217	11,100
Yokogawa Electric	470	6,505
		324,089
Materials — 7.1%
Air Water	332	4,520
Asahi Kasei	1,306	9,343
Daicel	1,053	8,626
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
DIC	270	$6,373
JFE Holdings	559	3,785
JSR	742	14,155
Kaneka	240	6,262
Kobe Steel	838	2,860
Kuraray	924	9,375
Mitsubishi Chemical Holdings	622	3,591
Mitsubishi Gas Chemical	718	8,923
Mitsubishi Materials	529	10,962
Mitsui Chemicals	465	9,245
Nippon Steel	312	2,661
Nissan Chemical	90	3,484
Oji Holdings	2,369	12,185
Sumitomo Chemical	876	2,736
Sumitomo Metal Mining	130	3,305
Taiheiyo Cement	227	4,539
Teijin	790	12,744
Toray Industries	1,970	9,195
Tosoh	1,158	14,392
Toyo Seikan Group Holdings	519	5,344
		168,605
Real Estate — 6.7%
Advance Residence Investment ‡	4	12,307
Daiwa House Industry	100	2,579
Daiwa House REIT Investment, Cl A ‡	6	14,617
GLP J-Reit ‡	5	6,485
Japan Hotel REIT Investment, Cl A ‡	13	4,376
Japan Prime Realty Investment ‡	5	13,980
Japan Real Estate Investment ‡	2	10,923
Japan Retail Fund Investment ‡	14	15,501
Nippon Building Fund ‡	3	18,039
Nippon Prologis REIT ‡	5	13,822

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Japan ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Nomura Real Estate Master Fund ‡	5	$5,779
Orix JREIT ‡	11	13,342
Tokyo Tatemono	900	10,344
Tokyu Fudosan Holdings	1,100	5,503
United Urban Investment ‡	12	12,209
		159,806
Utilities — 6.0%
Chubu Electric Power	655	8,934
Chugoku Electric Power	2,162	29,234
Electric Power Development	491	9,918
Kansai Electric Power	1,090	11,263
Kyushu Electric Power	2,502	19,958
Osaka Gas	505	9,440
Toho Gas	521	25,628
Tohoku Electric Power	1,295	12,268
Tokyo Electric Power Holdings *	1,297	4,403
Tokyo Gas	609	13,429
		144,475
TOTAL COMMON STOCK
(Cost $2,823,127)		2,378,602
TOTAL INVESTMENTS — 99.8%
(Cost $2,823,127)		$2,378,602

Percentages are based on Net Assets of $2,383,791.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 40.3%
Communication Services — 1.7%
SEEK	883	$10,065
Telstra	11,542	23,047
		33,112
Consumer Discretionary — 3.0%
Crown Resorts	3,686	23,867
Star Entertainment Grp	6,826	13,541
TABCORP Holdings	2,497	5,264
Wesfarmers	639	15,768
		58,440
Consumer Staples — 2.6%
Coca-Cola Amatil	3,434	19,515
Coles Group	531	5,392
Treasury Wine Estates	1,053	6,997
Woolworths Group	754	17,648
		49,552

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF
	Shares	Value
COMMON STOCK — continued
Energy — 2.9%
Caltex Australia	1,072	$17,490
Origin Energy	2,487	9,053
Santos	5,101	16,498
Woodside Petroleum	546	8,025
Worley	1,091	6,428
		57,494
Financials — 2.9%
Bank of Queensland	935	3,189
Bendigo and Adelaide Bank	809	3,464
CIMIC Group	355	5,727
Macquarie Group	83	5,579
Medibank Pvt	6,013	10,629
National Australia Bank	1,108	12,303
QBE Insurance Group	1,660	9,183
Suncorp Group	875	5,265
		55,339
Health Care — 3.8%
Ansell	1,608	30,056
Cochlear	72	8,697
CSL	46	9,319
Ramsay Health Care	240	9,838
Sonic Healthcare	877	15,611
		73,521
Industrials — 4.9%
ALS	2,795	12,462
Aurizon Holdings	12,158	37,332
Brambles	2,499	18,128
Downer EDI	1,075	2,935
Qube Holdings (A)(B) (C)	8,752	12,978
Sydney Airport	1,234	5,090
Transurban Group	797	7,201
		96,126

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — 0.7%
Computershare	1,270	$10,127
Link Administration Holdings	1,531	3,799
		13,926
Materials — 8.7%
BHP Group	580	12,284
BlueScope Steel	1,781	11,952
Boral	3,127	6,183
Fortescue Metals Group	4,280	33,512
Iluka Resources	918	4,616
Incitec Pivot	13,399	20,966
Newcrest Mining (A) (B) (C)	1,576	28,301
Orica	2,057	24,133
Orora	7,657	12,883
Rio Tinto	159	9,110
South32	5,510	7,161
		171,101
Real Estate — 4.9%
Dexus ‡	1,739	10,429
Goodman Group ‡	1,631	14,042
GPT Group ‡	6,123	16,957
Lendlease Group	1,414	11,442
Mirvac Group ‡	9,704	14,231
Scentre Group ‡	7,557	11,528
Stockland ‡	2,392	4,510
Vicinity Centres ‡	14,282	13,932
		97,071
Utilities — 4.2%
AGL Energy	1,224	13,591
APA Group	2,068	14,785
AusNet Services	22,918	28,133
Spark Infrastructure Group	21,494	26,596
		83,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF
	Shares	Value
COMMON STOCK — continued
TOTAL AUSTRALIA		$788,787
CHINA— 3.1%
Consumer Staples — 2.8%
Wilmar International	21,454	54,409
Health Care — 0.3%
CSPC Pharmaceutical Group	3,400	6,754
Information Technology 0.00%
Hanergy Thin Film Power Group *(A)(B)(C)	29,000	—
TOTAL CHINA		61,163
HONG KONG— 25.2%
Communication Services — 1.7%
PCCW	53,445	32,747
Consumer Discretionary — 0.7%
Yue Yuen Industrial Holdings	8,371	13,454
Consumer Staples — 1.6%
Dairy Farm International Holdings	2,827	13,541
WH Group	18,700	18,043
		31,584
Industrials — 3.8%
Jardine Matheson Holdings	475	20,881
Jardine Strategic Holdings	629	13,555
MTR	2,400	13,328
NWS Holdings	14,497	15,110
Techtronic Industries	1,500	11,426
		74,300
Information Technology — 0.9%
ASM Pacific Technology	1,800	18,296
Real Estate — 11.9%
CK Asset Holdings	1,143	7,225
Hang Lung Group	9,497	21,560
Hang Lung Properties	9,983	21,402

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Henderson Land Development	1,524	$6,232
Hongkong Land Holdings	3,200	13,472
Hysan Development	6,485	21,581
Link REIT ‡	5,135	46,102
New World Development	4,273	5,043
Sino Land	8,498	11,883
Sun Hung Kai Properties	427	5,861
Swire Pacific, Cl A	2,246	14,747
Swire Properties	7,104	19,931
Wharf Holdings	8,230	15,563
Wharf Real Estate Investment	770	3,253
Wheelock	2,791	20,431
		234,286
Utilities — 4.6%
CLP Holdings	3,557	37,991
Hong Kong & China Gas	7,124	12,737
Power Assets Holdings	5,916	39,568
		90,296
TOTAL HONG KONG		494,963
NEW ZEALAND— 9.5%
Communication Services — 2.2%
Spark New Zealand	16,104	44,113
Health Care — 1.2%
Fisher & Paykel Healthcare	1,361	22,998
Information Technology — 1.2%
Xero *	449	23,379
Materials — 0.8%
Fletcher Building	7,098	16,203
Utilities — 4.1%
Contact Energy	8,920	34,615

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
Meridian Energy	15,968	$44,233
		78,848
TOTAL NEW ZEALAND		185,541
SINGAPORE— 20.0%
Communication Services — 1.3%
Singapore Press Holdings	13,073	14,116
Singapore Telecommunications	6,300	12,665
		26,781
Consumer Discretionary — 0.7%
Genting Singapore	25,035	13,961
Financials — 3.7%
City Developments	2,685	15,183
Oversea-Chinese Banking	763	4,900
Singapore Exchange	6,979	47,842
United Overseas Bank	310	4,479
		72,404
Industrials — 4.8%
ComfortDelGro	17,638	20,674
Keppel	3,082	13,093
SATS	5,618	13,090
Singapore Airlines	4,002	17,370
Singapore Technologies Engineering	11,156	27,183
		91,410
Information Technology — 1.2%
Venture	2,167	24,399
Real Estate — 8.3%
Ascendas Real Estate Investment Trust ‡	12,487	26,345
CapitaLand *	10,527	22,509
CapitaLand Commercial Trust ‡	29,689	33,956
CapitaLand Mall Trust ‡	15,736	21,127
Mapletree Commercial Trust ‡	18,847	26,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Suntec Real Estate Investment Trust ‡	22,876	$22,751
UOL Group	2,224	10,791
		163,720
TOTAL SINGAPORE		392,675
THAILAND— 0.9%
Consumer Staples — 0.9%
Thai Beverage	34,205	16,766
UNITED KINGDOM— 0.7%
Industrials — 0.7%
CK Hutchison Holdings	1,928	14,275
UNITED STATES— 0.2%
Consumer Discretionary — 0.2%
Samsonite International	4,800	4,056
TOTAL COMMON STOCK
(Cost $2,389,375)		1,958,226
TOTAL INVESTMENTS — 99.9%
(Cost $2,389,375)		$1,958,226

Percentages are based on Net Assets of $1,960,778.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2020 was $41,280 and represented 2.1% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2020 was $41,280 and represents 2.1% of Net Assets.

Cl — Class
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Scientific Beta Asia ex-Japan ETF

The following is a summary of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,458,348	$458,598	$41,280	$1,958,226
Total Investments in Securities	$1,458,348	$458,598	$41,280	$1,958,226

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM— 0.6%
Energy — 0.0%
TechnipFMC	5,824	$51,892
Materials — 0.6%
Amcor	19,774	177,373
Linde	7,057	1,298,418
		1,475,791
TOTAL UNITED KINGDOM		1,527,683
UNITED STATES— 99.3%
Communication Services — 11.0%
Activision Blizzard	10,016	638,320
Alphabet, Cl A *	3,911	5,266,944
Alphabet, Cl C *	3,956	5,335,299
AT&T	95,707	2,916,192
CenturyLink	12,722	135,108
Charter Communications, Cl A *	2,062	1,021,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	59,536	$2,240,341
Discovery, Cl A *	2,039	45,714
Discovery, Cl C *	4,465	91,131
DISH Network, Cl A *	3,233	80,874
Electronic Arts *	3,826	437,159
Facebook, Cl A *	31,821	6,514,076
Fox, Cl A	4,523	117,010
Fox, Cl B	2,074	53,011
Interpublic Group	5,147	87,396
Netflix *	5,712	2,398,183
News, Cl A	5,044	49,986
News, Cl B	1,556	15,902
Omnicom Group	2,993	170,691
Take-Two Interactive Software *	1,463	177,096
T-Mobile US *	4,952	434,786
Twitter *	9,705	278,339
Verizon Communications	54,209	3,114,307
ViacomCBS, Cl B	7,271	125,497
Walt Disney	23,603	2,552,664
		34,297,190
Consumer Discretionary — 10.7%
Advance Auto Parts	912	110,270
Amazon.com *	5,514	13,641,635
Aptiv	3,485	242,382
AutoZone *	341	347,929
Best Buy	2,994	229,730
Booking Holdings *	547	809,872
BorgWarner	2,671	76,310
Capri Holdings *	2,068	31,537
CarMax *	2,337	172,120
Carnival	5,995	95,321
Chipotle Mexican Grill, Cl A *	320	281,136

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Darden Restaurants	1,620	$119,540
Dollar General	3,408	597,422
Dollar Tree *	3,153	251,200
DR Horton	4,468	210,978
eBay	10,902	434,227
Expedia Group	1,701	120,737
Ford Motor	51,691	263,107
Gap	2,872	23,321
Garmin	1,599	129,775
General Motors	16,850	375,587
Genuine Parts	1,948	154,438
H&R Block	2,751	45,804
Hanesbrands	4,878	48,487
Harley-Davidson	2,228	48,637
Hasbro	1,560	112,648
Hilton Worldwide Holdings	3,806	288,152
Home Depot	14,592	3,207,759
Kohl’s	2,232	41,203
L Brands	3,116	37,049
Las Vegas Sands	4,406	211,576
Leggett & Platt	1,756	61,688
Lennar, Cl A	3,708	185,660
LKQ *	4,094	107,058
Lowe’s	10,295	1,078,401
Marriott International, Cl A	3,613	328,566
McDonald’s	9,903	1,857,406
Mohawk Industries *	857	75,176
NIKE, Cl B	16,292	1,420,337
Nordstrom	1,497	28,114
Norwegian Cruise Line Holdings *	2,814	46,150
NVR *	46	142,600
O’Reilly Automotive *	1,017	392,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	3,662	$103,525
PVH	1,092	53,759
Ralph Lauren, Cl A	728	53,712
Ross Stores	4,766	435,422
Royal Caribbean Cruises	2,289	107,057
Starbucks	15,495	1,188,931
Tapestry	3,740	55,651
Target	6,831	749,633
Tiffany	1,439	182,034
TJX	15,969	783,279
Tractor Supply	1,638	166,142
Ulta Beauty *	730	159,082
Under Armour, Cl A *	2,472	25,758
Under Armour, Cl C *	2,496	23,138
VF	4,310	250,411
Whirlpool	817	91,292
Wynn Resorts	1,332	113,926
Yum! Brands	4,091	353,585
		33,380,290
Consumer Staples — 7.3%
Altria Group	47,456	1,862,648
Brown-Forman, Cl B	4,538	282,264
Campbell Soup	4,624	231,108
Clorox	3,065	571,439
Coca-Cola	98,554	4,522,642
Conagra Brands	13,133	439,168
Constellation Brands, Cl A	4,122	678,852
Costco Wholesale	11,140	3,375,420
Coty, Cl A	7,257	39,551
Estee Lauder, Cl A	5,474	965,613
General Mills	14,869	890,504
Hormel Foods	7,392	346,315

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
JM Smucker	3,065	$352,199
Kellogg	6,790	444,745
Kimberly-Clark	8,503	1,177,495
Kraft Heinz	15,631	474,088
Kroger	19,511	616,743
Lamb Weston Holdings	3,953	242,556
McCormick	3,239	508,005
Molson Coors Beverage, Cl B	5,075	208,126
Mondelez International, Cl A	37,243	1,915,781
Monster Beverage *	9,454	584,352
Sysco	12,984	730,610
Tyson Foods, Cl A	7,223	449,198
Walgreens Boots Alliance	18,715	810,172
		22,719,594
Energy — 3.1%
Apache	5,001	65,413
Baker Hughes, Cl A	9,319	130,000
Cabot Oil & Gas	5,849	126,455
Chevron	24,378	2,242,776
Concho Resources	2,598	147,359
ConocoPhillips	14,490	610,029
Devon Energy	5,459	68,074
Diamondback Energy	1,976	86,035
EOG Resources	7,444	353,664
Exxon Mobil	54,573	2,536,008
Halliburton	11,485	120,593
Helmerich & Payne	1,454	28,746
Hess	3,416	166,154
HollyFrontier	2,119	70,012
Kinder Morgan	25,274	384,923
Marathon Oil	10,974	67,161
Marathon Petroleum	8,583	275,343

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
National Oilwell Varco	5,033	$63,617
Noble Energy	6,542	64,177
Occidental Petroleum	11,561	191,913
ONEOK	5,272	157,791
Phillips 66	5,997	438,800
Pioneer Natural Resources	2,230	199,161
Schlumberger	17,777	299,008
Valero Energy	5,331	337,719
Williams	15,887	307,731
		9,538,662
Financials — 10.8%
Aflac	9,591	357,169
Allstate	4,233	430,581
American Express	8,850	807,563
American International Group	11,149	283,519
Ameriprise Financial	1,811	208,156
Aon	3,075	530,960
Arthur J Gallagher	2,362	185,417
Assurant	765	81,274
Bank of America	108,731	2,614,981
Bank of New York Mellon	11,209	420,786
Berkshire Hathaway, Cl B *	26,056	4,881,851
BlackRock, Cl A	1,561	783,684
Capital One Financial	6,074	393,352
Cboe Global Markets	1,469	145,989
Charles Schwab	15,162	571,911
Chubb	5,888	635,963
Cincinnati Financial	1,971	129,692
Citigroup	28,150	1,366,964
Citizens Financial Group	6,081	136,154
CME Group, Cl A	4,596	819,053
Comerica	1,995	69,546

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	4,158	$178,669
E*TRADE Financial	3,086	125,322
Everest Re Group	535	92,625
Fifth Third Bancorp	8,926	166,827
First Republic Bank	2,113	220,365
Franklin Resources	3,947	74,361
Globe Life	1,381	113,712
Goldman Sachs Group	4,175	765,779
Hartford Financial Services Group	4,587	174,260
Huntington Bancshares	14,052	129,840
Intercontinental Exchange	7,280	651,196
Invesco	5,310	45,772
JPMorgan Chase	41,874	4,009,853
KeyCorp	13,158	153,291
Lincoln National	2,728	96,762
Loews	3,554	123,182
M&T Bank	1,759	197,149
MarketAxess Holdings	459	208,850
Marsh & McLennan	6,488	631,477
MetLife	10,025	361,702
Moody’s	2,184	532,678
Morgan Stanley	15,246	601,150
MSCI, Cl A	1,077	352,179
Nasdaq	1,500	164,505
Northern Trust	2,828	223,864
People’s United Financial	4,764	60,455
PNC Financial Services Group	5,799	618,579
Principal Financial Group	3,463	126,088
Progressive	7,674	593,200
Prudential Financial	5,230	326,195
Raymond James Financial	1,642	108,241
Regions Financial	12,864	138,288

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
S&P Global	3,173	$929,308
State Street	4,819	303,790
SVB Financial Group *	702	135,605
Synchrony Financial	8,180	161,882
T Rowe Price Group	3,008	347,815
Travelers	3,445	348,668
Truist Financial	17,426	650,338
Unum Group	2,893	50,483
US Bancorp	19,183	700,180
Wells Fargo	49,790	1,446,400
Willis Towers Watson	1,708	304,519
Zions Bancorp	2,529	79,942
		33,679,911
Health Care — 14.3%
AbbVie	42,817	3,519,557
ABIOMED *	1,230	235,238
Alexion Pharmaceuticals *	6,227	669,216
Align Technology *	2,021	434,212
AmerisourceBergen, Cl A	4,344	389,483
Anthem	7,332	2,058,312
Baxter International	14,983	1,330,191
Biogen Idec *	5,384	1,598,133
Boston Scientific *	40,062	1,501,524
Cardinal Health	8,245	407,963
Cerner	8,976	622,845
Cigna	10,811	2,116,578
CVS Health	38,605	2,376,137
DaVita *	2,840	224,388
DENTSPLY SIRONA	6,164	261,600
Edwards Lifesciences *	6,040	1,313,700
Eli Lilly	24,463	3,782,958
Gilead Sciences	36,856	3,095,904

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	4,173	$227,679
Hologic *	7,386	370,039
Humana	3,972	1,516,589
IDEXX Laboratories *	2,413	669,849
Incyte *	5,630	549,826
Intuitive Surgical *	3,310	1,691,012
IQVIA Holdings *	5,059	721,363
Laboratory Corp of America Holdings *	2,820	463,749
McKesson	4,672	659,920
Medtronic	38,809	3,788,922
Mettler-Toledo International *	687	494,599
Quest Diagnostics	3,696	406,967
Regeneron Pharmaceuticals *	2,348	1,234,766
ResMed	4,277	664,304
Stryker	9,317	1,736,967
Teleflex	1,279	428,977
Varian Medical Systems *	2,509	286,979
Waters *	1,961	366,707
Zimmer Biomet Holdings	6,351	760,215
Zoetis, Cl A	13,922	1,800,254
		44,777,622
Industrials — 8.3%
3M	11,736	1,782,933
Alaska Air Group	2,475	80,487
Allegion	1,922	193,238
American Airlines Group	7,658	91,973
AMETEK	4,594	385,299
AO Smith	2,803	118,791
Caterpillar	11,217	1,305,433
CH Robinson Worldwide	2,570	182,213
Cintas	1,712	379,773
Copart *	4,015	321,642
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	15,919	$1,054,315
Cummins	3,107	507,995
Deere	6,467	938,103
Delta Air Lines	11,770	304,960
Dover	2,731	255,758
Eaton	8,314	694,219
Emerson Electric	12,496	712,647
Equifax	2,412	335,027
Expeditors International of Washington	3,242	232,143
Fastenal	12,307	445,759
FedEx	4,888	619,652
Flowserve	2,622	73,862
Fortive	6,068	388,352
Fortune Brands Home & Security	2,946	141,997
Howmet Aerospace	8,324	108,795
IDEX	1,480	227,372
IHS Markit	7,998	538,266
Illinois Tool Works	6,109	992,713
JB Hunt Transport Services	1,746	176,556
Johnson Controls International	15,725	457,755
Kansas City Southern	1,980	258,489
Masco	5,904	242,300
Nielsen Holdings	6,888	101,460
Norfolk Southern	5,416	926,678
PACCAR	6,848	474,087
Parker-Hannifin	2,601	411,270
Pentair	3,288	113,732
Quanta Services	2,998	109,007
Republic Services, Cl A	4,094	320,724
Robert Half International	2,526	119,404
Rockwell Automation	2,282	432,393
Rollins	2,795	111,800

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Roper Technologies	2,104	$717,527
Snap-On	1,110	144,622
Southwest Airlines	9,705	303,281
Stanley Black & Decker	3,143	346,359
Trane Technologies	4,987	435,964
TransDigm Group	1,059	384,501
Union Pacific	14,098	2,252,719
United Airlines Holdings *	4,393	129,945
United Parcel Service, Cl B	14,183	1,342,563
United Rentals *	1,603	205,986
Verisk Analytics, Cl A	3,176	485,388
Waste Management	7,928	792,958
Westinghouse Air Brake Technologies	3,547	200,122
WW Grainger	858	236,448
Xylem	3,610	259,559
		25,907,314
Information Technology — 25.8%
Accenture, Cl A	8,247	1,527,262
Adobe *	6,542	2,313,513
Advanced Micro Devices *	15,791	827,290
Akamai Technologies *	2,197	214,669
Alliance Data Systems	585	29,291
Amphenol, Cl A	3,827	337,771
Analog Devices	4,856	532,218
ANSYS *	1,091	285,657
Apple	55,567	16,325,585
Applied Materials	12,190	605,599
Arista Networks *	708	155,264
Autodesk *	2,912	544,923
Automatic Data Processing	5,627	825,425
Broadcom	5,420	1,472,180
Broadridge Financial Solutions	1,578	183,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cadence Design Systems *	3,669	$297,666
CDW	1,885	208,858
Cisco Systems	55,851	2,366,966
Citrix Systems	1,652	239,557
Cognizant Technology Solutions, Cl A	7,360	427,027
DXC Technology	3,412	61,860
F5 Networks *	823	114,611
Fidelity National Information Services	8,186	1,079,652
Fiserv *	7,986	823,037
FleetCor Technologies *	1,107	267,064
FLIR Systems	1,820	78,988
Fortinet *	1,960	211,170
Gartner *	1,227	145,780
Global Payments	3,906	648,474
Hewlett Packard Enterprise	17,510	176,151
HP	19,636	304,554
Intel	58,392	3,502,353
International Business Machines	11,519	1,446,326
Intuit	3,359	906,292
IPG Photonics *	516	66,734
Jack Henry & Associates	1,057	172,872
Juniper Networks	4,732	102,211
Keysight Technologies *	2,518	243,667
KLA	2,107	345,738
Lam Research	1,948	497,285
Mastercard, Cl A	11,669	3,208,624
Maxim Integrated Products	3,480	191,330
Microchip Technology	3,137	275,209
Micron Technology *	14,431	691,101
Microsoft	101,462	18,183,004
Motorola Solutions	2,188	314,656
NetApp	3,124	136,737

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NortonLifeLock	8,148	$173,308
NVIDIA	8,122	2,373,899
Oracle	28,382	1,503,395
Paychex	4,255	291,553
PayPal Holdings *	15,947	1,961,481
Qorvo *	1,638	160,573
QUALCOMM	15,027	1,182,174
salesforce.com *	11,788	1,909,067
Seagate Technology	3,214	160,539
Skyworks Solutions	2,366	245,780
Synopsys *	1,985	311,883
TE Connectivity	4,350	319,551
Texas Instruments	12,130	1,407,929
VeriSign *	1,357	284,278
Visa, Cl A	22,959	4,103,231
Western Digital	3,901	179,758
Western Union	6,070	115,755
Xerox Holdings	2,734	50,005
Xilinx	3,371	294,625
		80,944,033
Materials — 1.9%
Air Products & Chemicals	2,805	632,752
Albemarle	1,454	89,319
Avery Dennison	1,095	120,877
Ball	4,350	285,316
Celanese, Cl A	1,605	133,327
CF Industries Holdings	3,012	82,830
Corteva	9,643	252,550
Dow	9,639	353,655
DuPont de Nemours	9,642	453,367
Eastman Chemical	1,829	110,673
Ecolab	3,254	629,649

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	1,768	$162,479
Freeport-McMoRan Copper & Gold	19,590	172,980
International Flavors & Fragrances	1,347	176,497
International Paper	5,200	178,100
LyondellBasell Industries, Cl A	3,199	185,382
Martin Marietta Materials	863	164,168
Mosaic	4,644	53,452
Newmont	10,704	636,674
Nucor	4,007	165,048
Packaging Corp of America	1,227	118,590
PPG Industries	3,014	273,762
Sealed Air	1,932	55,236
Sherwin-Williams	1,043	559,434
Vulcan Materials	1,717	193,970
Westrock	3,363	108,255
		6,348,342
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	1,498	235,321
American Tower, Cl A ‡	5,976	1,422,289
Apartment Investment & Management, Cl A ‡	1,906	71,799
AvalonBay Communities ‡	1,814	295,591
Boston Properties ‡	2,002	194,554
CBRE Group, Cl A *	4,063	174,425
Crown Castle International ‡	5,420	864,111
Digital Realty Trust ‡	3,421	511,405
Duke Realty ‡	4,602	159,689
Equinix ‡	1,087	733,942
Equity Residential ‡	4,790	311,637
Essex Property Trust ‡	891	217,493
Extra Space Storage ‡	1,663	146,743
Federal Realty Investment Trust ‡	913	76,026
Healthpeak Properties ‡	6,242	163,166

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	9,678	$119,136
Iron Mountain ‡	3,512	84,920
Kimco Realty ‡	5,540	60,441
Mid-America Apartment Communities ‡	1,424	159,374
ProLogis ‡	9,590	855,716
Public Storage ‡	1,969	365,151
Realty Income ‡	4,453	244,559
Regency Centers ‡	2,039	89,532
SBA Communications, Cl A ‡	1,481	429,372
Simon Property Group ‡	3,970	265,077
SL Green Realty ‡	1,184	62,811
UDR ‡	3,590	134,517
Ventas ‡	4,713	152,466
Vornado Realty Trust ‡	2,255	98,814
Welltower ‡	5,500	281,765
Weyerhaeuser ‡	9,842	215,245
		9,197,087
Utilities — 3.2%
AES	8,672	114,904
Alliant Energy	3,047	147,932
Ameren	3,200	232,800
American Electric Power	6,481	538,636
American Water Works	2,349	285,850
Atmos Energy	1,494	152,343
CenterPoint Energy	6,368	108,447
CMS Energy	3,728	212,832
Consolidated Edison	4,123	324,892
Dominion Energy	10,476	808,014
DTE Energy	2,396	248,561
Duke Energy	9,377	793,857
Edison International	4,362	256,093
Entergy	2,432	232,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
Evergy	3,183	$185,983
Eversource Energy	4,153	335,147
Exelon	12,440	461,275
FirstEnergy	6,622	273,290
NextEra Energy	6,442	1,488,874
NiSource	4,583	115,079
NRG Energy	3,507	117,590
Pinnacle West Capital	1,456	112,097
PPL	9,276	235,796
Public Service Enterprise Group	6,665	337,982
Sempra Energy	3,520	435,952
Southern	13,305	754,793
WEC Energy Group	4,123	373,338
Xcel Energy	6,771	430,365
		10,115,002
TOTAL UNITED STATES		310,905,047
TOTAL COMMON STOCK
(Cost $290,819,951)		312,432,730
TOTAL INVESTMENTS — 99.9%
(Cost $290,819,951)		$312,432,730

Percentages are based on Net Assets of $312,826,616.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class
S&P — Standard & Poor’s

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 103.8% (A)
ARGENTINA— 0.3%
Consumer Discretionary — 0.3%
MercadoLibre *	5,032	$2,936,222
CHINA— 1.2%
Communication Services — 0.6%
Baidu ADR *	27,927	2,818,672
NetEase ADR	7,354	2,536,836
		5,355,508
Consumer Discretionary — 0.6%
JD.com ADR *	99,171	4,274,270
Trip.com Group ADR *	51,750	1,333,080
		5,607,350
TOTAL CHINA		10,962,858
ISRAEL— 0.2%
Information Technology — 0.2%
Check Point Software Technologies *	15,189	1,606,085

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X NASDAQ 100® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 0.5%
Information Technology — 0.5%
ASML Holding, Cl G	7,436	$2,144,765
NXP Semiconductors	28,162	2,804,090
TOTAL NETHERLANDS		4,948,856
UNITED KINGDOM— 0.1%
Communication Services — 0.1%
Liberty Global *	52,318	957,942
Liberty Global, Cl A *	20,709	402,169
TOTAL UNITED KINGDOM		1,360,111
UNITED STATES— 101.7%
Communication Services — 20.4%
Activision Blizzard	81,945	5,222,355
Alphabet, Cl A *	28,391	38,234,160
Alphabet, Cl C *	28,262	38,115,829
Charter Communications, Cl A *	22,290	11,038,677
Comcast, Cl A	479,278	18,035,231
Electronic Arts *	29,555	3,376,954
Facebook, Cl A *	198,740	40,684,066
Fox, Cl A	34,650	896,396
Fox, Cl B	25,558	653,262
Netflix *	46,251	19,418,482
Sirius XM Holdings	445,429	2,632,485
Take-Two Interactive Software *	11,275	1,364,839
T-Mobile US *	90,809	7,973,030
		187,645,766
Consumer Discretionary — 16.6%
Amazon.com *	41,209	101,951,066
Booking Holdings *	4,381	6,486,377
Dollar Tree *	23,730	1,890,569
eBay	82,219	3,274,783
Expedia Group	15,491	1,099,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X NASDAQ 100® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	12,420	$2,775,622
Marriott International, Cl A	32,969	2,998,201
O’Reilly Automotive *	7,645	2,953,569
Ross Stores	36,583	3,342,224
Starbucks	125,184	9,605,368
Tesla *	19,513	15,256,824
Ulta Beauty *	6,571	1,431,952
		153,066,106
Consumer Staples — 5.8%
Costco Wholesale	46,693	14,147,979
Kraft Heinz	131,076	3,975,535
Mondelez International, Cl A	152,841	7,862,141
Monster Beverage *	54,421	3,363,762
PepsiCo	147,147	19,466,077
Walgreens Boots Alliance	95,613	4,139,087
		52,954,581
Health Care — 8.0%
Alexion Pharmaceuticals *	22,247	2,390,885
Align Technology *	7,843	1,685,069
Amgen	62,795	15,021,820
Biogen Idec *	18,586	5,516,882
BioMarin Pharmaceutical *	17,913	1,648,354
Cerner	31,565	2,190,295
DexCom *	9,871	3,308,759
Gilead Sciences	133,948	11,251,632
IDEXX Laboratories *	8,634	2,396,798
Illumina *	15,709	5,011,642
Incyte *	21,631	2,112,483
Intuitive Surgical *	12,297	6,282,292
Regeneron Pharmaceuticals *	11,482	6,038,154
Seattle Genetics *	17,246	2,366,669

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X NASDAQ 100® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vertex Pharmaceuticals *	27,323	$6,863,538
		74,085,272
Industrials — 2.2%
Cintas	10,383	2,303,261
Copart *	23,219	1,860,074
CoStar Group *	3,685	2,388,838
CSX	83,497	5,530,006
Fastenal	57,567	2,085,077
PACCAR	34,803	2,409,412
United Airlines Holdings *	28,284	836,641
Verisk Analytics, Cl A	16,511	2,523,376
		19,936,685
Information Technology — 46.0%
Adobe *	51,106	18,073,126
Advanced Micro Devices *	124,624	6,529,051
Analog Devices	39,489	4,327,994
ANSYS *	9,326	2,441,827
Apple	362,183	106,409,365
Applied Materials	98,599	4,898,398
Autodesk *	23,518	4,400,923
Automatic Data Processing	46,049	6,754,928
Broadcom	41,994	11,406,410
Cadence Design Systems *	28,215	2,289,083
CDW	14,307	1,585,216
Cisco Systems	447,787	18,977,213
Citrix Systems	13,056	1,893,251
Cognizant Technology Solutions, Cl A	59,074	3,427,473
Fiserv *	72,265	7,447,631
Intel	452,443	27,137,532
Intuit	27,669	7,465,373
KLA	15,901	2,609,195
Lam Research	15,543	3,967,817

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X NASDAQ 100® Covered Call ETF
	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Maxim Integrated Products	30,091	$1,654,403
Microchip Technology	23,947	2,100,870
Micron Technology *	118,125	5,657,006
Microsoft	629,033	112,729,004
NetApp	25,999	1,137,976
NVIDIA	64,600	18,881,289
Paychex	36,020	2,468,090
PayPal Holdings *	124,133	15,268,359
QUALCOMM	121,069	9,524,498
Skyworks Solutions	17,006	1,766,583
Splunk *	16,972	2,382,190
Synopsys *	15,118	2,375,340
Texas Instruments	98,960	11,486,288
VeriSign *	11,818	2,475,753
Western Digital	33,259	1,532,575
Workday, Cl A *	18,081	2,782,666
Xilinx	25,294	2,210,696
Zoom Video Communications, Cl A *	12,224	1,652,318
		440,127,709
Utilities — 0.8%
Exelon	104,281	3,866,739
Xcel Energy	54,296	3,451,054
		7,317,793
TOTAL UNITED STATES		937,278,678
TOTAL COMMON STOCK
(Cost $753,515,315)		956,948,044
TOTAL INVESTMENTS — 103.8%
(Cost $753,515,315)		$956,948,044
WRITTEN OPTION— (3.9)%(1)
(Premiums Received $33,753,480)	(1,063)	$(36,120,740)

Percentages are based on Net Assets of $922,084,914.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (3.9)%
Call Options
May 20 Calls on NDX*	(1,063)	$(33,753,480)	$339.80	05/16/20	$(36,120,740)
Total Written Option		$(33,753,480)			$(36,120,740)

*	Non-income producing security.
+	Represents cost.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2020 was $955,124,706.
(1)	Refer to table on following page for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class
NDX — Nasdaq 100® Index

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 102.1%(A)
UNITED KINGDOM— 0.5%
Energy — 0.0%
TechnipFMC	2,337	$20,823
Materials — 0.5%
Amcor	8,128	72,908
Linde	2,414	444,152
		517,060
TOTAL UNITED KINGDOM		537,883
UNITED STATES— 101.6%
Communication Services — 11.1%
Activision Blizzard	3,425	218,275
Alphabet, Cl A *	1,354	1,823,432
Alphabet, Cl C *	1,351	1,822,040

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Communication Services — continued
AT&T	32,970	$1,004,596
CenturyLink	5,202	55,245
Charter Communications, Cl A *	703	348,147
Comcast, Cl A	20,466	770,136
Discovery, Cl A *	837	18,766
Discovery, Cl C *	1,774	36,207
DISH Network, Cl A *	1,295	32,394
Electronic Arts *	1,290	147,395
Facebook, Cl A *	10,880	2,227,245
Fox, Cl A	1,873	48,454
Fox, Cl B	841	21,496
Interpublic Group	2,101	35,675
Live Nation Entertainment *	552	24,768
Netflix *	1,976	829,624
News, Cl A	2,060	20,415
News, Cl B	668	6,827
Omnicom Group	1,128	64,330
Take-Two Interactive Software *	536	64,883
T-Mobile US *	1,684	147,855
Twitter *	3,761	107,865
Verizon Communications	18,670	1,072,592
ViacomCBS, Cl B	2,343	40,440
Walt Disney	8,129	879,151
		11,868,253
Consumer Discretionary — 10.7%
Advance Auto Parts	359	43,407
Amazon.com *	1,885	4,663,490
Aptiv	1,117	77,688
AutoZone *	109	111,215
Best Buy	979	75,119
Booking Holdings *	187	276,866
BorgWarner	1,097	31,341

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Capri Holdings *	820	$12,505
CarMax *	842	62,013
Carnival	2,054	32,659
Chipotle Mexican Grill, Cl A *	125	109,819
Darden Restaurants	665	49,070
Dollar General	1,133	198,615
Dollar Tree *	1,027	81,821
DR Horton	1,476	69,697
eBay	3,366	134,068
Expedia Group	664	47,131
Ford Motor	16,932	86,184
Gap	1,174	9,533
Garmin	626	50,806
General Motors	5,533	123,331
Genuine Parts	610	48,361
H&R Block	1,120	18,648
Hanesbrands	1,953	19,413
Harley-Davidson	894	19,516
Hasbro	597	43,110
Hilton Worldwide Holdings	1,305	98,802
Home Depot	4,923	1,082,223
Kohl’s	907	16,743
L Brands	1,299	15,445
Las Vegas Sands	1,454	69,821
Leggett & Platt	711	24,978
Lennar, Cl A	1,428	71,500
LKQ *	1,677	43,853
Lowe’s	3,434	359,711
Marriott International, Cl A	1,277	116,130
McDonald’s	3,392	636,203
MGM Resorts International	2,531	42,597
Mohawk Industries *	343	30,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Newell Brands	2,080	$28,870
NIKE, Cl B	5,604	488,557
Nordstrom	614	11,531
Norwegian Cruise Line Holdings *	888	14,563
NVR *	18	55,800
O’Reilly Automotive *	333	128,651
PulteGroup	1,483	41,924
PVH	412	20,283
Ralph Lauren, Cl A	298	21,986
Ross Stores	1,599	146,085
Royal Caribbean Cruises	775	36,247
Starbucks	5,301	406,746
Tapestry	1,558	23,183
Target	2,262	248,232
Tiffany	460	58,190
TJX	5,420	265,851
Tractor Supply	496	50,309
Ulta Beauty *	242	52,737
Under Armour, Cl A *	1,000	10,420
Under Armour, Cl C *	1,031	9,557
VF	1,421	82,560
Whirlpool	307	34,304
Wynn Resorts	397	33,955
Yum! Brands	1,326	114,606
		11,488,667
Consumer Staples — 7.5%
Altria Group	8,374	328,679
Archer-Daniels-Midland	2,619	97,270
Brown-Forman, Cl B	923	57,411
Campbell Soup	686	34,286
Church & Dwight	1,061	74,259
Clorox	550	102,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	17,390	$798,027
Colgate-Palmolive	3,832	269,275
Conagra Brands	2,122	70,960
Constellation Brands, Cl A	737	121,377
Costco Wholesale	1,989	602,667
Coty, Cl A	1,313	7,156
Estee Lauder, Cl A	986	173,930
General Mills	2,677	160,326
Hershey	702	92,966
Hormel Foods	1,187	55,611
JM Smucker	486	55,846
Kellogg	1,071	70,150
Kimberly-Clark	1,527	211,459
Kraft Heinz	2,695	81,739
Kroger	3,518	111,204
Lamb Weston Holdings	585	35,896
McCormick	537	84,223
Molson Coors Beverage, Cl B	994	40,764
Mondelez International, Cl A	6,453	331,942
Monster Beverage *	1,671	103,284
PepsiCo	6,289	831,972
Philip Morris International	7,001	522,275
Procter & Gamble	11,266	1,327,924
Sysco	2,238	125,932
Tyson Foods, Cl A	1,349	83,894
Walgreens Boots Alliance	3,314	143,463
Walmart	6,398	777,677
		7,986,386
Energy — 3.1%
Apache	2,047	26,775
Baker Hughes, Cl A	2,835	39,548
Cabot Oil & Gas	2,138	46,223
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
Chevron	8,522	$784,024
Concho Resources	1,037	58,819
ConocoPhillips	4,866	204,859
Devon Energy	1,503	18,742
Diamondback Energy	812	35,354
EOG Resources	2,547	121,008
Exxon Mobil	19,079	886,601
Halliburton	3,949	41,465
Helmerich & Payne	594	11,743
Hess	1,271	61,821
HollyFrontier	799	26,399
Kinder Morgan	8,579	130,658
Marathon Oil	4,538	27,773
Marathon Petroleum	3,206	102,848
National Oilwell Varco	2,059	26,026
Noble Energy	2,600	25,506
Occidental Petroleum	4,296	71,314
ONEOK	1,861	55,700
Phillips 66	1,951	142,755
Pioneer Natural Resources	862	76,985
Schlumberger	6,742	113,400
Valero Energy	1,788	113,270
Williams	5,427	105,121
		3,354,737
Financials — 10.8%
Aflac	3,446	128,329
Allstate	1,432	145,663
American Express	2,996	273,385
American International Group	3,792	96,431
Ameriprise Financial	615	70,688
Aon	1,041	179,750
Arthur J Gallagher	800	62,800

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Assurant	292	$31,022
Bank of America	36,510	878,065
Bank of New York Mellon	3,704	139,048
Berkshire Hathaway, Cl B *	8,840	1,656,262
BlackRock, Cl A	526	264,073
Capital One Financial	2,043	132,305
Cboe Global Markets	466	46,311
Charles Schwab	5,077	191,504
Chubb	2,021	218,288
Cincinnati Financial	645	42,441
Citigroup	9,807	476,228
Citizens Financial Group	1,892	42,362
CME Group, Cl A	1,604	285,849
Comerica	809	28,202
Discover Financial Services	1,546	66,431
E*TRADE Financial	931	37,808
Everest Re Group	215	37,223
Fifth Third Bancorp	3,682	68,817
First Republic Bank	727	75,819
Franklin Resources	1,480	27,883
Globe Life	572	47,099
Goldman Sachs Group	1,423	261,007
Hartford Financial Services Group	1,690	64,203
Huntington Bancshares	5,076	46,902
Intercontinental Exchange	2,482	222,015
Invesco	2,191	18,886
JPMorgan Chase	14,168	1,356,728
KeyCorp	4,397	51,225
Lincoln National	1,005	35,647
Loews	1,184	41,037
M&T Bank	627	70,274
MarketAxess Holdings	163	74,167

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Marsh & McLennan	2,249	$218,895
MetLife	3,591	129,563
Moody’s	720	175,608
Morgan Stanley	5,180	204,247
MSCI, Cl A	372	121,644
Nasdaq	487	53,409
Northern Trust	1,010	79,952
People’s United Financial	1,928	24,466
PNC Financial Services Group	1,948	207,793
Principal Financial Group	1,261	45,913
Progressive	2,603	201,212
Prudential Financial	1,756	109,522
Raymond James Financial	686	45,221
Regions Financial	3,984	42,828
S&P Global	1,094	320,411
State Street	1,774	111,833
SVB Financial Group *	271	52,349
Synchrony Financial	2,932	58,024
T Rowe Price Group	1,023	118,290
Travelers	1,133	114,671
Truist Financial	5,964	222,576
Unum Group	1,205	21,027
US Bancorp	6,333	231,155
Wells Fargo	17,304	502,681
Willis Towers Watson	564	100,556
WR Berkley	719	38,826
Zions Bancorp	932	29,461
		11,574,310
Health Care — 15.6%
Abbott Laboratories	7,967	733,681
AbbVie	6,655	547,041
ABIOMED *	231	44,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies	1,356	$103,951
Alexion Pharmaceuticals *	967	103,924
Align Technology *	306	65,744
Allergan	1,468	275,015
AmerisourceBergen, Cl A	756	67,783
Amgen	2,676	640,153
Anthem	1,135	318,628
Baxter International	2,273	201,797
Becton Dickinson	1,211	305,814
Biogen Idec *	807	239,542
Boston Scientific *	6,217	233,013
Bristol-Myers Squibb	10,558	642,032
Cardinal Health	1,253	61,998
Centene *	2,593	172,642
Cerner	1,489	103,322
Cigna	1,673	327,540
Cooper	212	60,780
CVS Health	5,834	359,083
Danaher	2,873	469,621
DaVita *	377	29,787
DENTSPLY SIRONA	892	37,856
Edwards Lifesciences *	929	202,057
Eli Lilly	3,804	588,250
Gilead Sciences	5,686	477,624
HCA Healthcare	1,167	128,230
Henry Schein *	723	39,447
Hologic *	1,099	55,060
Humana	591	225,656
IDEXX Laboratories *	374	103,822
Illumina *	654	208,646
Incyte *	773	75,491
Intuitive Surgical *	516	263,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
IQVIA Holdings *	790	$112,646
Johnson & Johnson	11,897	1,785,026
Laboratory Corp of America Holdings *	414	68,082
McKesson	706	99,722
Medtronic	6,036	589,295
Merck	11,488	911,458
Mettler-Toledo International *	105	75,594
Mylan *	2,604	43,669
PerkinElmer	609	55,133
Perrigo	699	37,257
Pfizer	24,967	957,734
Quest Diagnostics	572	62,983
Regeneron Pharmaceuticals *	355	186,687
ResMed	630	97,852
STERIS	427	60,847
Stryker	1,439	268,273
Teleflex	231	77,477
Thermo Fisher Scientific	1,805	604,097
UnitedHealth Group	4,279	1,251,479
Universal Health Services, Cl B	391	41,325
Varian Medical Systems *	362	41,406
Vertex Pharmaceuticals *	1,151	289,131
Waters *	274	51,238
Zimmer Biomet Holdings	981	117,426
Zoetis, Cl A	2,129	275,301
		16,673,961
Industrials — 8.2%
3M	2,580	391,954
Alaska Air Group	657	21,366
Allegion	504	50,672
American Airlines Group	2,072	24,885
AMETEK	1,127	94,521

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
AO Smith	775	$32,844
Boeing	2,398	338,166
Carrier Global *	4,147	73,443
Caterpillar	2,472	287,691
CH Robinson Worldwide	563	39,917
Cintas	417	92,503
Copart *	877	70,256
CSX	3,464	229,421
Cummins	669	109,381
Deere	1,399	202,939
Delta Air Lines	2,679	69,413
Dover	732	68,552
Eaton	1,826	152,471
Emerson Electric	2,686	153,183
Equifax	518	71,950
Expeditors International of Washington	859	61,509
Fastenal	2,574	93,230
FedEx	1,058	134,122
Flowserve	718	20,226
Fortive	1,278	81,792
Fortune Brands Home & Security	805	38,801
General Dynamics	1,035	135,192
General Electric	39,013	265,288
Honeywell International	3,210	455,499
Howmet Aerospace	1,680	21,958
Huntington Ingalls Industries	206	39,430
IDEX	392	60,223
IHS Markit	1,762	118,583
Illinois Tool Works	1,301	211,413
Ingersoll Rand *	1,686	49,029
Jacobs Engineering Group	682	56,435
JB Hunt Transport Services	461	46,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	3,570	$103,923
Kansas City Southern	462	60,314
L3Harris Technologies	983	190,407
Lockheed Martin	1,115	433,802
Masco	1,443	59,221
Nielsen Holdings	1,853	27,295
Norfolk Southern	1,159	198,305
Northrop Grumman	700	231,469
Old Dominion Freight Line	482	70,030
Otis Worldwide *	2,073	105,536
PACCAR	1,512	104,676
Parker-Hannifin	573	90,603
Pentair	877	30,335
Quanta Services	802	29,161
Raytheon Technologies	6,594	427,330
Republic Services, Cl A	908	71,133
Robert Half International	665	31,434
Rockwell Automation	520	98,530
Rollins	729	29,160
Roper Technologies	460	156,874
Snap-On	309	40,260
Southwest Airlines	2,353	73,531
Stanley Black & Decker	715	78,793
Textron	1,217	32,080
Trane Technologies	1,110	97,036
TransDigm Group	225	81,693
Union Pacific	3,119	498,385
United Airlines Holdings *	964	28,515
United Parcel Service, Cl B	3,138	297,043
United Rentals *	401	51,529
Verisk Analytics, Cl A	718	109,732
Waste Management	1,731	173,135

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westinghouse Air Brake Technologies	827	$46,659
WW Grainger	185	50,982
Xylem	763	54,860
		8,728,645
Information Technology — 26.2%
Accenture, Cl A	2,855	528,717
Adobe *	2,182	771,642
Advanced Micro Devices *	5,233	274,157
Akamai Technologies *	809	79,047
Alliance Data Systems	259	12,968
Amphenol, Cl A	1,375	121,357
Analog Devices	1,633	178,977
ANSYS *	413	108,136
Apple	18,905	5,554,289
Applied Materials	4,115	204,433
Arista Networks *	280	61,404
Autodesk *	976	182,639
Automatic Data Processing	1,934	283,698
Broadcom	1,783	484,299
Broadridge Financial Solutions	578	67,048
Cadence Design Systems *	1,224	99,303
CDW	697	77,228
Cisco Systems	19,129	810,687
Citrix Systems	497	72,070
Cognizant Technology Solutions, Cl A	2,412	139,944
Corning	3,455	76,045
DXC Technology	1,353	24,530
F5 Networks *	299	41,639
Fidelity National Information Services	2,755	363,357
Fiserv *	2,551	262,906
FleetCor Technologies *	389	93,846
FLIR Systems	734	31,856

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	610	$65,721
Gartner *	371	44,079
Global Payments	1,337	221,969
Hewlett Packard Enterprise	6,617	66,567
HP	6,856	106,337
Intel	19,643	1,178,187
International Business Machines	3,981	499,854
Intuit	1,166	314,598
IPG Photonics *	210	27,159
Jack Henry & Associates	393	64,275
Juniper Networks	1,740	37,584
Keysight Technologies *	811	78,480
KLA	754	123,724
Lam Research	644	164,400
Leidos Holdings	671	66,302
Mastercard, Cl A	4,006	1,101,530
Maxim Integrated Products	1,367	75,158
Microchip Technology	1,064	93,345
Micron Technology *	4,934	236,289
Microsoft	34,534	6,188,838
Motorola Solutions	753	108,289
NetApp	964	42,194
NortonLifeLock	2,562	54,494
NVIDIA	2,759	806,401
Oracle	9,746	516,246
Paychex	1,388	95,106
Paycom Software *	233	60,818
PayPal Holdings *	5,285	650,055
Qorvo *	512	50,191
QUALCOMM	5,124	403,105
salesforce.com *	3,995	646,990
Seagate Technology	980	48,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	842	$295,997
Skyworks Solutions	734	76,248
Synopsys *	657	103,228
TE Connectivity	1,607	118,050
Texas Instruments	4,201	487,610
VeriSign *	450	94,271
Visa, Cl A	7,732	1,381,863
Western Digital	1,280	58,982
Western Union	1,836	35,013
Xerox Holdings	1,128	20,631
Xilinx	1,098	95,965
Zebra Technologies, Cl A *	226	51,903
		28,063,219
Materials — 2.1%
Air Products & Chemicals	982	221,520
Albemarle	595	36,551
Avery Dennison	345	38,084
Ball	1,429	93,728
Celanese, Cl A	640	53,165
CF Industries Holdings	1,235	33,962
Corteva	3,245	84,986
Dow	3,249	119,206
DuPont de Nemours	3,260	153,285
Eastman Chemical	762	46,109
Ecolab	1,115	215,752
FMC	518	47,604
Freeport-McMoRan Copper & Gold	7,365	65,033
International Flavors & Fragrances	454	59,488
International Paper	1,663	56,958
LyondellBasell Industries, Cl A	1,167	67,628
Martin Marietta Materials	264	50,221
Mosaic	1,904	21,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares	Value
COMMON STOCK — continued
Materials — continued
Newmont	3,651	$217,161
Nucor	1,588	65,410
Packaging Corp of America	510	49,291
PPG Industries	1,129	102,547
Sealed Air	742	21,214
Sherwin-Williams	365	195,775
Vulcan Materials	568	64,167
Westrock	1,382	44,487
		2,225,247
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	578	90,798
American Tower, Cl A ‡	1,992	474,096
Apartment Investment & Management, Cl A ‡	831	31,304
AvalonBay Communities ‡	664	108,199
Boston Properties ‡	698	67,832
CBRE Group, Cl A *	1,675	71,908
Crown Castle International ‡	1,861	296,699
Digital Realty Trust ‡	1,166	174,305
Duke Realty ‡	1,559	54,097
Equinix ‡	380	256,576
Equity Residential ‡	1,528	99,412
Essex Property Trust ‡	285	69,568
Extra Space Storage ‡	547	48,267
Federal Realty Investment Trust ‡	389	32,392
Healthpeak Properties ‡	2,535	66,265
Host Hotels & Resorts ‡	2,866	35,280
Iron Mountain ‡	1,483	35,859
Kimco Realty ‡	2,283	24,908
Mid-America Apartment Communities ‡	484	54,169
ProLogis ‡	3,303	294,727
Public Storage ‡	662	122,768
Realty Income ‡	1,524	83,698

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Regency Centers ‡	845	$37,104
SBA Communications, Cl A ‡	498	144,380
Simon Property Group ‡	1,502	100,289
SL Green Realty ‡	410	21,750
UDR ‡	1,460	54,706
Ventas ‡	1,929	62,403
Vornado Realty Trust ‡	680	29,798
Welltower ‡	1,764	90,370
Weyerhaeuser ‡	3,474	75,976
		3,209,903
Utilities — 3.3%
AES	3,574	47,355
Alliant Energy	1,247	60,542
Ameren	1,067	77,624
American Electric Power	2,195	182,426
American Water Works	791	96,257
Atmos Energy	612	62,406
CenterPoint Energy	2,738	46,628
CMS Energy	1,227	70,050
Consolidated Edison	1,465	115,442
Dominion Energy	3,683	284,070
DTE Energy	836	86,727
Duke Energy	3,262	276,161
Edison International	1,564	91,822
Entergy	865	82,616
Evergy	973	56,852
Eversource Energy	1,426	115,078
Exelon	4,308	159,741
FirstEnergy	2,503	103,299
NextEra Energy	2,199	508,233
NiSource	1,839	46,177
NRG Energy	1,359	45,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF
	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Pinnacle West Capital	603	$46,425
PPL	3,663	93,114
Public Service Enterprise Group	2,223	112,728
Sempra Energy	1,248	154,565
Southern	4,686	265,837
WEC Energy Group	1,391	125,955
Xcel Energy	2,320	147,459
		3,561,156
TOTAL UNITED STATES		108,734,484
TOTAL COMMON STOCK
(Cost $109,871,586)		109,272,367
TOTAL INVESTMENTS — 102.1%
(Cost $109,871,586)		$109,272,367
WRITTEN OPTION— (2.4)%(1)
UNITED STATES— (2.4)%
(Premiums Received $2,678,493)	(374)	$(2,618,000)

Percentages are based on Net Assets of $106,998,994.

A list of the exchange traded option contracts held by the Fund at April 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.4)%
Call Options
May 20 Calls on SPX*	(374)	$(2,678,493)	$70.00	05/16/20	$(2,618,000)
Total Written Option		$(2,678,493)			$(2,618,000)

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2020 was $109,276,272.
(1)	Refer to table below for details on Options Contracts.
+	Represents Cost.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X S&P 500® Covered Call ETF

S&P — Standard & Poor’s

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Russell 2000 Covered Call ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 108.8%‡(A)
Vanguard Russell 2000 ETF
(Cost $14,826,110)	122,378	$12,844,795

TOTAL INVESTMENTS — 108.8%
(Cost $14,826,110)		$12,844,795
WRITTEN OPTION— (9.0)%(1)
UNITED STATES— (9.0)%
(Premiums Received $700,565)	(97)	$(1,061,180)

Percentages are based on Net Assets of $11,802,952.

A list of the exchange traded option contracts held by the Fund at April 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (9.0)%
Call Options
May 20 Calls on RUT*	(97)	$(700,565)	$109.40	05/16/20	$(1,061,180)
Total Written Option		$(700,565)			$(1,061,180)

+	Represents Cost.
‡	For financial information on the Vanguard Russell 2000 ETF, please go to theSecurities Exchange Commission’s website at http://www.sec.gov.
*	Non-Income producing security.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2020 was $12,848,466.
(1)	Refer to table below for details on Options Contracts.

ETF — Exchange Traded Fund
RUT — Russell 2000 Index

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2020 (Unaudited)
Global X Russell 2000 Covered Call ETF

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® EAFE ETF
Assets:
Cost of Investments	$961,358,765		$564,062,610		$19,153,055	$9,499,199
Cost of Repurchase Agreement	4,890,044		2,800,325		—	—
Cost of Foreign Currency	2,021,009		—		23,702	—
Investments, at Value	$609,214,327	*	$416,262,947	*	$15,004,240	$6,910,059
Repurchase Agreement, at Value	4,890,044		2,800,325		—	—
Cash	—		732,786		26,235	—
Foreign Currency, at Value	1,987,451		—		21,914	3
Dividend and Interest Receivable	3,366,603		1,970,017		19,128	26,348
Reclaim Receivable	417,700		8,115		607	9,116
Unrealized Appreciation on Spot Contracts	761		—		—	—
Receivable for Investment Securities Sold	—		769,565		—	—
Total Assets	619,876,886		422,543,755		15,072,124	6,945,526
Liabilities:
Obligation to Return Securities Lending Collateral	50,159,529		28,724,281		—	—
Payable for Investment Securities Purchased	1,571,552		—		—	—
Payable due to Investment Adviser	244,959		128,265		7,568	2,943
Payable for Capital Shares Redeemed	—		773,832		—	—
Cash Overdraft	2,671,634		—		—	10,161
Total Liabilities	54,647,674		29,626,378		7,568	13,104
Net Assets	$565,229,212		$392,917,377		$15,064,556	$6,932,422
Net Assets Consist of:
Paid-in Capital	$1,279,984,616		$655,536,074		$23,679,552	$11,148,900
Total Distributable Loss	(714,755,404)		(262,618,697)		(8,614,996)	(4,216,478)
Net Assets	$565,229,212		$392,917,377		$15,064,556	$6,932,422
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	54,400,000		26,050,000		1,550,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$10.39		$15.08		$9.72	$11.55
*Includes Market Value of Securities on Loan	$47,494,529		$26,520,238		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)
	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF	Global X YieldCo & Renewable Energy Income ETF	Global X Social Media ETF
Assets:
Cost of Investments	$562,837,298		$175,855,287	$47,302,477	$122,317,461
Cost of Repurchase Agreement	1,183,587		—	—	1,289,041
Cost of Foreign Currency	—		—	281	—
Investments, at Value	$311,377,328	*	$169,879,680	$45,999,337	$130,532,573	*
Repurchase Agreement, at Value	1,183,587		—	—	1,289,041
Cash	469,822		98,455	31,345	5,188
Foreign Currency, at Value	—		—	558	—
Receivable for Investment Securities Sold	24,091,793		—	—	—
Dividend and Interest Receivable	665,248		426,431	13,770	35,999
Unrealized Appreciation on Spot Contracts	—		—	3	—
Receivable for Capital Shares Sold	—		3,713,588	—	—
Reclaim Receivable	—		—	15,558	—
Total Assets	337,787,778		174,118,154	46,060,571	131,862,801
Liabilities:
Obligation to Return Securities Lending Collateral	12,140,621		—	—	13,222,313
Payable for Investment Securities Purchased	25,559,232		3,747,495	—	—
Payable due to Investment Adviser	125,204		76,103	23,691	57,748
Cash Overdraft	—		—	—	2
Due to Broker	132,965		—	—	—
Total Liabilities	37,958,022		3,823,598	23,691	13,280,063
Net Assets	$299,829,756		$170,294,556	$46,036,880	$118,582,738
Net Assets Consist of:
Paid-in Capital	$588,553,619		$247,681,333	$48,634,419	$140,305,564
Total Distributable Loss	(288,723,863)		(77,386,777)	(2,597,539)	(21,722,826)
Net Assets	$299,829,756		$170,294,556	$46,036,880	$118,582,738
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	41,250,000		16,050,000	3,500,000	3,450,000
Net Asset Value, Offering and Redemption Price Per Share	$7.27		$10.61	$13.15	$34.37
*Includes Market Value of Securities on Loan	$11,172,668		$—	$—	$7,044,337

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X E-commerce ETF	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Assets:
Cost of Investments	$9,712,926	$49,550,752	$33,680,145	$5,052,946
Cost of Foreign Currency	—	—	—	—
Investments, at Value	$10,298,190	$50,325,360	$29,934,220	$4,123,240
Cash	—	33,396	112,467	—
Dividend and Interest Receivable	2,737	29,253	38,848	8,482
Receivable for Investment Securities Sold	—	—	12,279,635	—
Reclaim Receivable	—	832	1,839	29,770
Total Assets	10,300,927	50,388,841	42,367,009	4,161,492
Liabilities:
Payable due to Investment Adviser	3,233	28,485	11,066	1,220
Payable for Capital Shares Redeemed	—	—	12,291,200	—
Unrealized Depreciation on Spot Contracts	—	—	—	14
Cash Overdraft	66	—	—	13,758
Total Liabilities	3,299	28,485	12,302,266	14,992
Net Assets	$10,297,628	$50,360,356	$30,064,743	$4,146,500
Net Assets Consist of:
Paid-in Capital	$9,516,380	$71,248,175	$36,181,054	$6,156,754
Total Distributable Earnings/(Loss)	781,248	(20,887,819)	(6,116,311)	(2,010,254)
Net Assets	$10,297,628	$50,360,356	$30,064,743	$4,146,500
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	550,002	1,600,000	1,000,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$18.72	$31.48	$30.06	$20.73

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$2,823,127	$2,389,375	$290,819,951
Cost of Foreign Currency	76	—	—
Investments, at Value	$2,378,602	$1,958,226	$312,432,730
Cash	—	—	190,489
Foreign Currency, at Value	76	—	—
Dividend and Interest Receivable	24,807	3,660	269,517
Reclaim Receivable	—	—	3,923
Total Assets	2,403,485	1,961,886	312,896,659
Liabilities:
Payable due to Investment Adviser	719	574	70,043
Cash Overdraft	18,975	534	—
Total Liabilities	19,694	1,108	70,043
Net Assets	$2,383,791	$1,960,778	$312,826,616
Net Assets Consist of:
Paid-in Capital	$3,542,318	$2,967,109	$286,597,715
Total Distributable Earnings/(Loss)	(1,158,527)	(1,006,331)	26,228,901
Net Assets	$2,383,791	$1,960,778	$312,826,616
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	100,000	8,750,000
Net Asset Value, Offering and Redemption Price Per Share	$23.84	$19.61	$35.75

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Assets:
Cost of Investments	$753,515,315	$109,871,586	$14,826,110
Investments, at Value	$956,948,044	$109,272,367	$12,844,795
Cash	1,487,120	298,222	23,952
Receivable for Investment Securities Sold	4,602,804	—	—
Receivable for Capital Shares Sold	2,006,718	—	—
Dividend and Interest Receivable	92,345	99,694	—
Reclaim Receivable	—	1,486	—
Total Assets	965,137,031	109,671,769	12,868,747
Liabilities:
Options written at value (Premiums received $33,753,480, $2,678,493 and $700,565 respectively)	36,120,740	2,618,000	1,061,180
Payable for Investment Securities Purchased	6,500,587	—	—
Payable due to Investment Adviser	430,790	54,775	4,615
Total Liabilities	43,052,117	2,672,775	1,065,795
Net Assets	$922,084,914	$106,998,994	$11,802,952
Net Assets Consist of:
Paid-in Capital	$1,066,505,656	$132,740,175	$15,893,094
Total Distributable Loss	(144,420,742)	(25,741,181)	(4,090,142)
Net Assets	$922,084,914	$106,998,994	$11,802,952
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	45,950,000	2,600,000	650,000
Net Asset Value, Offering and Redemption Price Per Share	$20.07	$41.15	$18.16

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® EAFE ETF
Investment Income:
Dividend Income	$42,081,243	$20,541,573	$385,860	$286,334
Interest Income	5,545	4,635	89	29
Security Lending Income	381,020	574,245	—	—
Less: Foreign Taxes Withheld	(1,591,078)	—	(45,549)	(11,830)
Total Investment Income	40,876,730	21,120,453	340,400	274,533
Supervision and Administration Fees(1)	2,376,502	1,136,630	56,361	35,514
Custodian Fees(2)	33,299	11,263	1,948	626
Total Expenses	2,409,801	1,147,893	58,309	36,140
Net Investment Income	38,466,929	19,972,560	282,091	238,393
Net Realized Gain (Loss) on:
Investments(3)	(73,819,534)	(50,916,548)	(478,341)	(1,027,693)
Foreign Currency Transactions	228,424	—	(11,309)	(5,815)
Net Realized Loss on Investments and Foreign Currency Transactions	(73,591,110)	(50,916,548)	(489,650)	(1,033,508)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(316,233,106)	(160,247,156)	(4,132,099)	(3,095,673)
Foreign Capital Gains Tax on Appreciated Securities	—	—	2,333	—
Foreign Currency Translations	(377,503)	—	(7,113)	(1,727)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(316,610,609)	(160,247,156)	(4,136,879)	(3,097,400)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(390,201,719)	(211,163,704)	(4,626,529)	(4,130,908)
Net Decrease in Net Assets Resulting from Operations	$(351,734,790)	$(191,191,144)	$(4,344,438)	$(3,892,515)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X YieldCo & Renewable Energy Income ETF	Global X Social Media ETF
Investment Income:
Dividend Income	$12,489,634	$6,515,701	$535,863	$264,325
Interest Income	2,520	2,803	258	576
Security Lending Income	82,017	7,885	—	33,259
Less: Foreign Taxes Withheld	(107,747)	—	(52,068)	(10,627)
Total Investment Income	13,466,424	6,526,389	484,053	287,533
Supervision and Administration Fees(1)	1,168,519	556,038	119,541	391,864
Custodian Fees(2)	13,359	1,960	973	556
Total Expenses	1,181,878	557,998	120,514	392,420
Net Investment Income (Loss)	12,284,546	5,968,391	363,539	(104,887)
Net Realized Gain (Loss) on:
Investments(3)	(28,555,818)	(12,835,502)	160,607	2,212,973
Foreign Currency Transactions	(2,033)	—	3,926	(13,188)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(28,557,851)	(12,835,502)	164,533	2,199,785
Net Change in Unrealized Appreciation on:
Investments	(263,834,904)	(8,790,067)	(4,394,565)	6,991,625
Foreign Currency Translations	(3,417)	—	(2,732)	277
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(263,838,321)	(8,790,067)	(4,397,297)	6,991,902
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(292,396,172)	(21,625,569)	(4,232,764)	9,191,687
Net Increase (Decrease) in Net Assets Resulting from Operations	$(280,111,626)	$(15,657,178)	$(3,869,225)	$9,086,800

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X E-commerce ETF	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Investment Income:
Dividend Income	$28,674	$747,287	$1,065,456	$53,274
Interest Income	—	428	743	—
Security Lending Income	—	129	—	—
Less: Foreign Taxes Withheld	(99)	(4,022)	—	(6,466)
Total Investment Income	28,575	743,822	1,066,199	46,808
Supervision and Administration Fees(1)	15,638	205,077	85,555	8,978
Custodian Fees(2)	721	539	119	55
Total Expenses	16,359	205,616	85,674	9,033
Net Investment Income	12,216	538,206	980,525	37,775
Net Realized Gain (Loss) on:
Investments(3)	236,476	165,221	3,437,400	(55,043)
Foreign Currency Transactions	1,366	—	—	339
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	237,842	165,221	3,437,400	(54,704)
Net Change in Unrealized Appreciation on:
Investments	647,537	(5,170,045)	(14,242,011)	(777,166)
Foreign Currency Translations	—	—	—	243
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	647,537	(5,170,045)	(14,242,011)	(776,923)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	885,379	(5,004,824)	(10,804,611)	(831,627)
Net Increase (Decrease) in Net Assets Resulting from Operations	$897,595	$(4,466,618)	$(9,824,086)	$(793,852)

*      The Fund commenced operations on November 27, 2018.

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$35,633	$36,332	$2,953,558
Interest Income	12	27	2,407
Less: Foreign Taxes Withheld	(3,593)	(1,273)	—
Total Investment Income	32,052	35,086	2,955,965
Supervision and Administration Fees(1)	4,992	4,253	425,493
Custodian Fees(2)	17	36	414
Total Expenses	5,009	4,289	425,907
Net Investment Income	27,043	30,797	2,530,058
Net Realized Gain (Loss) on:
Investments(3)	(16,338)	(13,826)	4,275,375
Foreign Currency Transactions	175	(636)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(16,163)	(14,462)	4,275,375
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(398,645)	(425,636)	(14,095,805)
Foreign Currency Translations	314	(8)	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(398,331)	(425,644)	(14,095,805)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(414,494)	(440,106)	(9,820,430)
Net Decrease in Net Assets Resulting from Operations	$(387,451)	$(409,309)	$(7,290,372)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2020 (Unaudited)

	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Investment Income:
Dividend Income	$4,789,210	$1,453,739	$68,789
Less: Foreign Taxes Withheld	(6,145)	—	—
Total Investment Income	4,783,065	1,453,739	68,789
Supervision and Administration Fees(1)	2,692,991	452,295	33,365
Custodian Fees(2)	26,147	4,017	270
Broker Fees	685,891	83,700	10,238
Total Expenses	3,405,029	540,012	43,873
Waiver of Supervision and Administration Fees	(445)	(82)	(7,410)
Net Expenses	3,404,584	539,930	36,463
Net Investment Income	1,378,481	913,809	32,326
Net Realized Gain (Loss) on:
Investments(3)	11,298,923	10,826,914	(264,511)
Written Options	(197,560,501)	(15,286,657)	(897,490)
Net Realized Loss on Investments and Written Options	(186,261,578)	(4,459,743)	(1,162,001)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	82,846,032	(18,268,056)	(2,082,017)
Written Options	6,453,881	238,240	(320,316)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	89,299,913	(18,029,816)	(2,402,333)
Net Realized and Unrealized Loss on Investments and Written Options	(96,961,665)	(22,489,559)	(3,564,334)
Net Decrease in Net Assets Resulting from Operations	$(95,583,184)	$(21,575,750)	$(3,532,008)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$38,466,929	$64,130,890	$19,972,560	$22,224,114
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(73,591,110)	(135,671,968)	(50,916,548)	(8,535,081)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(316,610,609)	59,731,560	(160,247,156)	2,304,041
Net Increase (Decrease) in Net Assets Resulting from Operations	(351,734,790)	(11,809,518)	(191,191,144)	15,993,074
Distributions	(37,943,910)	(71,080,700)	(22,181,125)	(29,513,428)
Return of Capital	–	(10,387,010)	–	(5,156,842)
Capital Share Transactions:
Issued	52,081,219	166,372,434	89,787,958	163,958,810
Redeemed	(29,283,816)	(53,952,618)	(28,382,761)	(13,708,213)
Increase in Net Assets from Capital Share Transactions	22,797,403	112,419,816	61,405,197	150,250,597
Total Increase (Decrease) in Net Assets	(366,881,297)	19,142,588	(151,967,072)	131,573,401
Net Assets:
Beginning of Period	932,110,509	912,967,921	544,884,449	413,311,048
End of Period	$565,229,212	$932,110,509	$392,917,377	$544,884,449
Share Transactions:
Issued	3,200,000	9,400,000	4,500,000	7,100,000
Redeemed	(2,850,000)	(3,250,000)	(1,800,000)	(600,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	6,150,000	2,700,000	6,500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X MSCI SuperDividend® EAFE ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$282,091	$1,151,826	$238,393	$482,026
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(489,650)	(1,791,400)	(1,033,508)	(83,566)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,136,879)	1,734,662	(3,097,400)	1,256,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,344,438)	1,095,088	(3,892,515)	1,654,796
Distributions	(657,825)	(1,146,140)	(390,755)	(547,298)
Capital Share Transactions:
Issued	2,578,041	7,384,916	—	16,548,006
Redeemed	—	(2,105,142)	(7,311,425)	(3,916,333)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,578,041	5,279,774	(7,311,425)	12,631,673
Total Increase (Decrease) in Net Assets	(2,424,222)	5,228,722	(11,594,695)	13,739,171
Net Assets:
Beginning of Period	17,488,778	12,260,056	18,527,117	4,787,946
End of Period	$15,064,556	$17,488,778	$6,932,422	$18,527,117
Share Transactions:
Issued	200,000	550,000	—	1,100,000
Redeemed	—	(150,000)	(550,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	400,000	(550,000)	850,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$12,284,546	$14,117,753	$5,968,391	$10,751,860
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(28,557,851)	1,195,882	(12,835,502)	(2,026,921)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(263,838,321)	14,954,001	(8,790,067)	6,821,972
Net Increase (Decrease) in Net Assets Resulting from Operations	(280,111,626)	30,267,636	(15,657,178)	15,546,911
Distributions	(17,615,790)	(16,433,940)	(5,850,575)	(11,905,843)
Return of Capital	—	—	—	(83,858)
Capital Share Transactions:
Issued	322,395,721	232,547,489	15,324,152	35,371,469
Redeemed	(89,628,116)	—	(24,613,835)	(23,990,686)
Increase (Decrease) in Net Assets from Capital Share Transactions	232,767,605	232,547,489	(9,289,683)	11,380,783
Total Increase (Decrease) in Net Assets	(64,959,811)	246,381,185	(30,797,436)	14,937,993
Net Assets:
Beginning of Period	364,789,567	118,408,382	201,091,992	186,153,999
End of Period	$299,829,756	$364,789,567	$170,294,556	$201,091,992
Share Transactions:
Issued	23,550,000	15,700,000	1,350,000	3,050,000
Redeemed	(6,100,000)	—	(2,450,000)	(2,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	17,450,000	15,700,000	(1,100,000)	950,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X YieldCo & Renewable Energy Income ETF		Global X Social Media ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$363,539	$187,149	$(104,887)	$(438,706)
Net Realized Gain on Investments and Foreign Currency Transactions(1)	164,533	190,826	2,199,785	1,679,999
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,397,297)	3,484,245	6,991,902	11,082,048
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,869,225)	3,862,220	9,086,800	12,323,341
Distributions	(518,560)	(644,590)	—	—
Capital Share Transactions:
Issued	24,219,732	9,218,950	4,197	6,158,958
Redeemed	—	(1,787,815)	(11,797,388)	(26,689,127)
Increase (Decrease) in Net Assets from Capital Share Transactions	24,219,732	7,431,135	(11,793,191)	(20,530,169)
Total Increase (Decrease) in Net Assets	19,831,947	10,648,765	(2,706,391)	(8,206,828)
Net Assets:
Beginning of Period	26,204,933	15,556,168	121,289,129	129,495,957
End of Period	$46,036,880	$26,204,933	$118,582,738	$121,289,129
Share Transactions:
Issued	1,600,000	700,000	—	200,000
Redeemed	—	(150,000)	(350,000)	(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,600,000	550,000	(350,000)	(650,000)
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X E-commerce ETF		Global X Guru® Index ETF
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income (Loss)	$12,216	$(6,429)	$538,206	$214,681
Net Realized Gain on Investments and Foreign Currency Transactions(2)	237,842	274,775	165,221	1,800,709
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	647,537	(62,273)	(5,170,045)	5,386,322
Net Increase (Decrease) in Net Assets Resulting from Operations	897,595	206,073	(4,466,618)	7,401,712
Distributions	(11,908)	—	(100,709)	(310,767)
Return of Capital	—	—	—	(82,434)
Capital Share Transactions:
Issued	6,812,393	4,225,143	—	1,570,034
Redeemed	(917,260)	(914,408)	(1,206,315)	(9,624,431)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,895,133	3,310,735	(1,206,315)	(8,054,397)
Total Increase (Decrease) in Net Assets	6,780,820	3,516,808	(5,773,642)	(1,045,886)
Net Assets:
Beginning of Period	3,516,808	—	56,133,998	57,179,884
End of Period	$10,297,628	$3,516,808	$50,360,356	$56,133,998
Share Transactions:
Issued	400,000	250,002	—	50,000
Redeemed	(50,000)	(50,000)	(50,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	350,000	200,002	(50,000)	(250,000)

(1)	The Fund commenced operations on November 27, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta U.S. ETF		Global X Scientific Beta Europe ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$980,525	$1,827,231	$37,775	$139,576
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	3,437,400	1,173,339	(54,704)	(591,557)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(14,242,011)	8,393,384	(776,923)	828,669
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,824,086)	11,393,954	(793,852)	376,688
Distributions	(968,239)	(3,062,493)	(39,957)	(423,851)
Capital Share Transactions:
Issued	3,338,615	1,686,481	—	—
Redeemed	(62,197,821)	(36,888,553)	—	(4,906,432)
Decrease in Net Assets from Capital Share Transactions	(58,859,206)	(35,202,072)	—	(4,906,432)
Total Decrease in Net Assets	(69,651,531)	(26,870,611)	(833,809)	(4,953,595)
Net Assets:
Beginning of Period	99,716,274	126,586,885	4,980,309	9,933,904
End of Period	$30,064,743	$99,716,274	$4,146,500	$4,980,309
Share Transactions:
Issued	100,000	50,000	—	—
Redeemed	(2,050,000)	(1,200,000)	—	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,950,000)	(1,150,000)	—	(200,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta Japan ETF		Global X Scientific Beta Asia ex-Japan ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$27,043	$57,717	$30,797	$93,456
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(16,163)	(361,003)	(14,462)	(305,150)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(398,331)	387,449	(425,644)	406,137
Net Increase (Decrease) in Net Assets Resulting from Operations	(387,451)	84,163	(409,309)	194,443
Distributions	(65,595)	(176,524)	(66,678)	(210,319)
Capital Share Transactions:
Issued	—	—	—	1,143,206
Redeemed	—	(5,479,512)	—	(2,173,540)
Decrease in Net Assets from Capital Share Transactions	—	(5,479,512)	—	(1,030,334)
Total Decrease in Net Assets	(453,046)	(5,571,873)	(475,987)	(1,046,210)
Net Assets:
Beginning of Period	2,836,837	8,408,710	2,436,765	3,482,975
End of Period	$2,383,791	$2,836,837	$1,960,778	$2,436,765
Share Transactions:
Issued	—	—	—	50,000
Redeemed	—	(200,000)	—	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(200,000)	—	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Catholic Values ETF		Global X NASDAQ 100® Covered Call ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$2,530,058	$3,782,250	$1,378,481	$1,351,100
Net Realized Gain (Loss) on Investments and Written Options(1)	4,275,375	6,721,506	(186,261,578)	(20,251,238)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	(14,095,805)	21,644,396	89,299,913	73,301,428
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,290,372)	32,148,152	(95,583,184)	54,401,290
Distributions	(2,497,519)	(4,718,097)	(48,837,565)	(42,482,025)
Return of Capital	—	—	—	(12,331,150)
Capital Share Transactions:
Issued	58,419,299	126,239,636	342,092,203	391,863,250
Redeemed	(11,315,564)	(25,948,245)	(43,622,896)	(18,616,590)
Increase in Net Assets from Capital Share Transactions	47,103,735	100,291,391	298,469,307	373,246,660
Total Increase in Net Assets	37,315,844	127,721,446	154,048,558	372,834,775
Net Assets:
Beginning of Period	275,510,772	147,789,326	768,036,356	395,201,581
End of Period	$312,826,616	$275,510,772	$922,084,914	$768,036,356
Share Transactions:
Issued	1,650,000	3,750,000	14,950,000	17,250,000
Redeemed	(300,000)	(750,000)	(2,250,000)	(850,000)
Net Increase in Shares Outstanding from Share Transactions	1,350,000	3,000,000	12,700,000	16,400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X Russell 2000 Covered Call ETF
	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$913,809	$1,148,589	$32,326	$18,162
Net Realized Gain (Loss) on Investments and Written Options(2)	(4,459,743)	(837,062)	(1,162,001)	222,010
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	(18,029,816)	9,025,817	(2,402,333)	60,403
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,575,750)	9,337,344	(3,532,008)	300,575
Distributions	(4,191,923)	(5,450,400)	(601,129)	(257,580)
Return of Capital	—	(780,262)	—	—
Capital Share Transactions:
Issued	42,130,031	64,332,407	7,102,706	8,790,388
Redeemed	(42,716,458)	(11,786,529)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(586,427)	52,545,878	7,102,706	8,790,388
Total Increase (Decrease) in Net Assets	(26,354,100)	55,652,560	2,969,569	8,833,383
Net Assets:
Beginning of Period	133,353,094	77,700,534	8,833,383	—
End of Period	$106,998,994	$133,353,094	$11,802,952	$8,833,383
Share Transactions:
Issued	850,000	1,350,000	300,000	350,000
Redeemed	(950,000)	(250,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	1,100,000	300,000	350,000

(1)	The Fund commenced operations on April 17, 2019
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

This page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X SuperDividend® ETF
2020 (Unaudited)	17.25	0.70		(6.87)	(6.17)	(0.69)	—
2019	19.06	1.24		(1.47)	(0.23)	(1.38)	—
2018	21.51	1.35		(2.26)	(0.91)	(1.43)	—
2017	20.43	1.08		1.45	2.53	(1.22)	—
2016	20.65	1.15		0.08	1.23	(1.30)	—
2015	24.24	1.26		(3.36)	(2.10)	(1.44)	(0.05)
Global X SuperDividend® U.S. ETF
2020 (Unaudited)	23.34	0.80		(8.16)	(7.36)	(0.90)	—
2019	24.53	1.12		(0.56)	0.56	(1.49)	—
2018	25.18	1.07		(0.17)	0.90	(1.35)	—
2017	24.00	0.79		1.94	2.73	(0.96)	—
2016	25.23	0.92	#	(0.40)	0.52	(1.07)	—
2015	29.60	1.71		(4.19)	(2.48)	(1.23)	—
Global X MSCI SuperDividend® Emerging Markets ETF
2020 (Unaudited)	12.95	0.20		(2.97)	(2.77)	(0.46)	—
2019	12.91	0.87		0.05	0.92	(0.88)	—
2018	15.94	0.90		(3.02)	(2.12)	(0.91)	—
2017	14.96	0.83		0.91	1.74	(0.76)	—
2016	13.73	0.59		1.41	2.00	(0.77)	—
2015(2)	14.90	0.66		(1.34)	(0.68)	(0.49)	—
Global X MSCI SuperDividend® EAFE ETF
2020 (Unaudited)	16.11	0.28		(4.42)	(4.14)	(0.42)	—
2019	15.96	0.82		0.36	1.18	(1.03)	—
2018	18.13	1.12		(2.04)	(0.92)	(1.10)	(0.15)
2017(1)	14.87	0.81		3.04	3.85	(0.59)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.69)	10.39	(36.95)	565,229	0.59	†	9.40	†	50.95
(0.20)	(1.58)	17.25	(1.02)	932,111	0.59		7.03		56.85
(0.11)	(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
(0.23)	(1.45)	21.51	12.69	992,893	0.58		5.07		67.38
(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06
—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12

—	(0.90)	15.08	(32.49)	392,917	0.46	†	7.92	†	55.88
(0.26)	(1.75)	23.34	2.61	544,884	0.46		4.83		60.00
(0.20)	(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
(0.59)	(1.55)	25.18	11.64	425,579	0.45		3.15		53.01
(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77#		53.45
(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51

—	(0.46)	9.72	(22.08)	15,065	0.67	†	3.26	†	19.35
—	(0.88)	12.95	7.14	17,489	0.66		6.51		66.65
—	(0.91)	12.91	(14.10)	12,260	0.67		5.89		79.52
—	(0.76)	15.94	11.95	12,748	0.66		5.25		122.32
—	(0.77)	14.96	15.58	3,740	0.65		4.49		64.83
—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25

—	(0.42)	11.55	(26.27)	6,932	0.56	†	3.70	†	8.36
—	(1.03)	16.11	7.81	18,527	0.56		5.23		29.81
—	(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
—	(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 14, 2016.
(2)	The Fund commenced operations on March 16, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X SuperDividend® REIT ETF
2020 (Unaudited)	15.33	0.38	(7.87)	(7.49)	(0.57)	—
2019	14.62	0.99	0.91	1.90	(1.19)	—
2018	15.29	0.92	(0.28)	0.64	(1.31)	—
2017	14.60	0.86	0.96	1.82	(1.13)	—
2016	13.18	0.91	1.72	2.63	(1.21)	—
2015(1)	15.12	0.63	(1.95)	(1.32)	(0.62)	—
Global X SuperIncome™ Preferred ETF
2020 (Unaudited)	11.73	0.35	(1.13)	(0.78)	(0.34)	—
2019	11.49	0.66	0.32	0.98	(0.73)	(0.01)
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—
2017	13.16	0.82	(0.65)	0.17	(0.85)	(0.04)
2016	13.49	0.91	(0.33)	0.58	(0.91)	—
2015	14.74	0.95	(1.21)	(0.26)	(0.99)	—
Global X YieldCo & Renewable Energy Income ETF
2020 (Unaudited)	13.79	0.14	(0.55)	(0.41)	(0.23)	—
2019	11.52	0.13	2.61	2.74	(0.47)	—
2018	12.53	0.37	(0.80)	(0.43)	(0.50)	(0.08)
2017	11.16	0.28	1.59	1.87	(0.50)	—
2016	11.06	0.41 #	0.35	0.76	(0.48)	(0.18)
2015(2)	15.19	0.20	(4.19)	(3.99)	(0.14)	—
Global X Social Media ETF
2020 (Unaudited)	31.92	(0.03)	2.48	2.45	—	—
2019	29.10	(0.10)	2.92	2.82	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—
2017	23.53	0.10	9.08	9.18	(0.04)	—
2016	19.29	0.02	4.22	4.24	—	—
2015	19.30	0.01	(0.01)	—	(0.01)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.57)	7.27	(50.35)	299,830	0.59	†	6.08	†	69.20
(1.19)	15.33	13.68	364,790	0.59		6.71		34.16
(1.31)	14.62	4.30	118,408	0.59		6.15		41.61
(1.13)	15.29	13.00	51,986	0.58		5.74		54.96
(1.21)	14.60	21.01	34,302	0.56		6.23		16.87
(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45

(0.34)	10.61	(6.77)	170,295	0.58	†	6.23	†	53.02
(0.74)	11.73	8.87	201,092	0.58		5.72		55.98
(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48
(0.89)	12.44	1.31	236,331	0.58		6.39		45.12
(0.91)	13.16	4.44	232,206	0.58		6.81		47.62
(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54

(0.23)	13.15	(3.16)	46,037	0.66	†	1.98	†	17.24
(0.47)	13.79	24.34	26,205	0.65		1.01		87.06
(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50
(0.50)	12.53	17.30	20,046	0.65		2.37		25.99
(0.66)	11.16	7.25	6,695	0.66		3.78	#	40.25
(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97

—	34.37	7.68	118,583	0.65	†	(0.17	)†	0.76
—	31.92	9.69	121,289	0.65		(0.33)		16.92
(0.49)	29.10	(9.61)	129,496	0.65		(0.16)		21.36
(0.04)	32.67	39.09	164,998	0.65		0.35		41.40
***	23.53	21.99	134,111	0.65		0.12		39.89
(0.01)	19.29	—	77,145	0.65		0.04		26.51
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on March 16, 2015.
(2)	The Fund commenced operations on May 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X E-commerce ETF
2020 (Unaudited)	17.58	0.03		1.14	1.17	(0.03)	—
2019(1)	15.00	(0.05)		2.63	2.58	—	—
Global X Guru® Index ETF
2020 (Unaudited)	34.02	0.33		(2.81)	(2.48)	(0.06)	—
2019	30.09	0.12		4.02	4.14	(0.17)	(0.04)
2018	28.70	0.11		1.44	1.55	(0.16)	—
2017	23.14	0.14		5.47	5.61	(0.05)	—
2016	23.96	0.12	#	(0.83)	(0.71)	(0.09)	(0.02)
2015	26.30	0.10		(2.16)	(2.06)	(0.28)	—
Global X Scientific Beta U.S. ETF
2020 (Unaudited)	33.80	0.36		(3.76)	(3.40)	(0.34)	—
2019	30.87	0.57		3.27	3.84	(0.91)	—
2018	30.04	0.52		0.77	1.29	(0.46)	—
2017	25.46	0.48		4.44	4.92	(0.34)	—
2016	24.67	0.46		0.62	1.08	(0.29)	—
2015(2)	24.90	0.18		(0.41)	(0.23)	—	—
Global X Scientific Beta Europe ETF
2020 (Unaudited)	24.90	0.19		(4.16)	(3.97)	(0.20)	—
2019	24.83	0.63		1.24	1.87	(1.80)	—
2018	28.43	0.72		(2.91)	(2.19)	(1.41)	—
2017	22.63	0.61		5.87	6.48	(0.68)	—
2016	24.41	0.66		(2.10)	(1.44)	(0.34)	—
2015(2)	24.89	0.25		(0.73)	(0.48)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.03)	18.72	6.68	10,298	0.53	†	0.40	†	22.54
—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

(0.06)	31.48	(7.31)	50,360	0.75	†	1.97	†	61.08
(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
(0.05)	28.70	24.30	55,956	0.75		0.54		94.71
(0.11)	23.14	(2.97)	59,013	0.75		0.52#		102.07
(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71

(0.34)	30.06	(10.20)	30,065	0.19	†	2.19	†	19.02
(0.91)	33.80	12.97	99,716	0.19	‡	1.79		45.16
(0.46)	30.87	4.28	126,587	0.19	‡	1.64		38.94
(0.34)	30.04	19.52	135,184	0.19	‡	1.69		28.46
(0.29)	25.46	4.43	66,202	0.20	‡	1.82		32.54
—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90

(0.20)	20.73	(16.11)	4,147	0.38	†	1.60	†	10.64
(1.80)	24.90	8.45	4,980	0.39		2.62		36.82
(1.41)	24.83	(8.21)	9,934	0.39		2.61		45.07
(0.68)	28.43	29.54	21,323	0.38		2.41		26.52
(0.34)	22.63	(5.96)	12,447	0.38		2.89		35.72
—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded,the ratio would have been 0.22%, 0.30%, 0.35% and 0.35% for the years ended October 31, 2019, 2018,2017 and 2016, respectively.

(1)	The Fund commenced operations on November 27, 2018.
(2)	The Fund commenced operations on May 12, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Scientific Beta Japan ETF
2020 (Unaudited)	28.37	0.27	(4.14)	(3.87)	(0.66)	—
2019	28.03	0.42	0.76	1.18	(0.84)	—
2018	31.47	0.48	(2.56)	(2.08)	(1.36)	—
2017	27.38	0.47	4.36	4.83	(0.74)	—
2016	25.19	0.44	1.97	2.41	(0.21)	(0.01)
2015(1)	25.07	0.12	—	0.12	—	—
Global X Scientific Beta Asia ex-Japan ETF
2020 (Unaudited)	24.37	0.31	(4.40)	(4.09)	(0.67)	—
2019	23.22	0.87	1.83	2.70	(1.55)	—
2018	25.71	0.96	(2.33)	(1.37)	(1.12)	—
2017	22.96	0.92	2.85	3.77	(1.02)	—
2016	21.63	0.80	1.15	1.95	(0.62)	—
2015(1)	24.89	0.44	(3.70)	(3.26)	—	—
Global X S&P 500® Catholic Values ETF
2020 (Unaudited)	37.23	0.32	(1.47)	(1.15)	(0.31)	(0.02)
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)
2017	25.74	0.48	5.74	6.22	(0.13)	***
2016(2)	25.14	0.24	0.36	0.60	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.66)	23.84	(14.01)	2,384	0.38	†	2.06	†	10.90
(0.84)	28.37	4.50	2,837	0.40		1.54		46.64
(1.36)	28.03	(7.09)	8,409	0.39		1.56		42.93
(0.74)	31.47	18.17	17,309	0.39		1.64		17.80
(0.22)	27.38	9.63	13,688	0.38		1.75		82.57
—	25.19	0.48	2,519	0.38	†	1.02	†	20.31

(0.67)	19.61	(17.35)	1,961	0.38	†	2.75	†	12.17
(1.55)	24.37	12.17	2,437	0.38		3.60		42.04
(1.12)	23.22	(5.78)	3,483	0.38		3.76		42.88
(1.02)	25.71	17.43	3,857	0.38		3.86		53.22
(0.62)	22.96	9.29	2,296	0.38		3.61		74.44
—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21

(0.33)	35.75	(3.18)	312,827	0.29	†	1.73	†	6.25
(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33
(0.13)	31.83	24.27	114,581	0.29	@	1.64		6.09
—	25.74	2.39	39,899	0.29	@†	1.75	†	2.80

@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.32%, 39% and 0.39%, for the years ended October 31, 2018, 2017 and 2016, respectively.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on May 12, 2015.
(2)	The Fund commenced operations on April 18, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X NASDAQ 100® Covered Call ETF(1)
2020 (Unaudited)	23.10	0.03	(1.88)	(1.85)	(1.18)	—
2019	23.45	0.06	1.95	2.01	(1.83)	—
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)
2017	22.06	0.12	3.93	4.05	(1.81)	—
2016	23.51	0.15	0.53	0.68	(1.06)	—
2015	24.04	0.16	1.47	1.63	(1.92)	—
Global X S&P 500® Covered Call ETF(1)
2020 (Unaudited)	49.39	0.31	(7.14)	(6.83)	(1.41)	—
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)
2017(2)	47.62	0.34	2.67	3.01	(0.53)	—
2017(3)	43.11	0.66	5.39	6.05	(1.54)	—
2016(3)	45.39	0.70	(0.90)	(0.20)	(1.50)	—
Global X Russell 2000 Covered Call ETF
2020 (Unaudited)	25.24	0.06	(5.95)	(5.89)	(1.02)	(0.17)
2019(4)	25.00	0.09	1.37	1.46	(1.22)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(1.18)	20.07	(8.28)	922,085	0.76	‡†	0.31	†	45.19
(0.53)	(2.36)	23.10	9.39	768,036	0.85	‡	0.26		11.82
(1.65)	(2.63)	23.45	7.44	395,202	0.68	^^	0.30		15.00
—	(1.81)	24.30	19.04	157,980	0.60		0.53		4.00
(1.07)	(2.13)	22.06	3.32	52,952	0.60		0.69		9.00
(0.24)	(2.16)	23.51	7.25	22,337	0.60		0.67		13.00

—	(1.41)	41.15	(14.11)	106,999	0.78	^†	1.31	†	34.59
(0.37)	(3.03)	49.39	8.40	133,353	0.87	^	1.16		3.92
(2.60)	(4.04)	48.56	4.97	77,701	0.65		1.22		4.00
—	(0.53)	50.10	6.35	62,628	0.65	†	1.39	†	8.00
—	(1.54)	47.62	14.29	64,413	0.65		1.46		21.00
(0.58)	(2.08)	43.11	(0.29)	60,459	0.65		1.61		7.00

—	(1.19)	18.16	(24.06)	11,803	0.66	†	0.58	†	14.46
—	(1.22)	25.24	5.99	8,833	0.82	†#	0.68	†	5.82

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.61% and 0.60% for the period ended April 30, 2020 and year ended October 31, 2019, respectively.
^	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.66% and 0.65% for the period ended April 30, 2020 and year ended October 31, 2019, respectively.
^^	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
#
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the period ended April 30, 2020 and year ended October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.79% and 0.97% for the period ended April 30, 2020 and year ended October 31, 2019, respectively.

(1)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

(2)	Effective October 31, 2017, the Predecessor Fund changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
(3)	For the year or period ended April 30.
(4)	The Fund commenced operations on April 17, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)
April 30, 2020

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2020, the Trust had eighty-three portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X YieldCo & Renewable Energy Income ETF, Global X Social Media ETF, Global X E-commerce ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X S&P 500® Catholic Values ETF, Global X Nasdaq 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, and Global X Russell 2000 Covered Call ETF (each a “Fund”, collectively, the “Funds”). Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X S&P 500® Catholic Values ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF) has elected non-diversified status.
Effective November 19, 2018, the Global X YieldCo Index ETF was renamed the Global X YieldCo & Renewable Energy Income ETF, and its underlying index was changed to the Index YieldCo & Renewable Energy Income Index.
On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.
The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2020, Global X E-commerce ETF and Global X Scientific Beta Asia ex-Japan ETF have fair valued securities valued at $3,665 and $41,280, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2020. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X SuperDividend® ETF
RBC Capital Markets	$4,890,044	$4,890,044	$—	$—
Global X SuperDividend® U.S. ETF
RBC Capital Markets	2,830,325	2,830,325	—	—
Global X SuperDividend® REIT ETF
RBC Capital Markets	1,183,587	1,183,587	—	—
Global X Social Media ETF
RBC Capital Markets	1,289,041	1,289,041	—	—

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of and during the reporting period ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at April 30, 2020	Redemption Fee
Global X SuperDividend® ETF	50,000	$2,000	$519,500	$2,000
Global X SuperDividend® U.S. ETF	50,000	250	754,000	250
Global X MSCI SuperDividend® Emerging Markets ETF	50,000	3,000	486,000	3,000
Global X MSCI SuperDividend® EAFE ETF	50,000	1,000	577,500	1,000
Global X SuperDividend® REIT ETF	50,000	250	363,500	250
Global X SuperIncome™ Preferred ETF	50,000	300	530,500	300
Global X YieldCo & Renewable Energy Income ETF	50,000	500	657,500	500
Global X Social Media ETF	50,000	300	1,718,500	300
Global X E-commerce ETF	50,000	500	936,000	500
Global X Guru® Index ETF	50,000	250	1,574,000	250
Global X Scientific Beta U.S. ETF	50,000	1,500	1,503,000	1,500
Global X Scientific Beta Europe ETF	50,000	8,900	1,036,500	8,900
Global X Scientific Beta Japan ETF	50,000	2,800	1,192,000	2,800
Global X Scientific Beta Asia ex-Japan ETF	50,000	2,800	980,500	2,800
Global X S&P 500® Catholic Values ETF	50,000	1,300	1,787,500	1,300
Global X NASDAQ 100® Covered Call ETF	50,000	500	1,003,500	500
Global X S&P 500® Covered Call ETF	50,000	2,000	2,057,500	2,000
Global X Russell 2000® Covered Call ETF	50,000	250	908,000	250

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees pursuant to the Supervision and Administration Agreement:

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Supervision and Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X YieldCo & Renewable Energy Income ETF	0.65%
Global X Social Media ETF	0.65%
Global X E-commerce ETF*	0.50%
Global X Guru® Index ETF	0.75%
Global X Scientific Beta U.S. ETF**	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X S&P 500® Catholic Values ETF***	0.29%
Global X NASDAQ 100® Covered Call ETF****	0.60%
Global X S&P 500® Covered Call ETF*****	0.65%
Global X Russell 2000® Covered Call ETF******	0.60%

* Prior to November 18, 2019, the Supervision and Administration Fee for the Global X E-commerce ETF was 0.68%.
** Pursuant to an expense limitation agreement in existence between the Global X Scientific Beta U.S. ETF (the “Fund”) and the Adviser prior to March 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.19% of the Fund’s average daily net assets per year until March 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. Although the Board voted on November 13, 2018, to permanently reduce the Fund’s fees to 0.19% and end the expense limitation agreement as of March 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2020, the amounts of waivers/reimbursements subject to recoupment for Global X Scientific Beta U.S. ETF were $96,560 expiring in 2022, $155,018 expiring in 2021 and $32,075 expiring 2020. As of April 30, 2020, there had been no recoupment of previously waived and reimbursed fees.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
*** Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of April 30, 2020, the amounts of waivers/reimbursements subject to recoupment for the Fund were $43,032 expiring 2021 and $51,701 expiring 2020. As of April 30, 2020 there had been no recoupment of previously waived and reimbursed fees.
**** Pursuant to an expense limitation agreement in existence between the Global X NASDAQ 100® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the Fund’s average daily net assets per year, effective March 1, 2020, until at least March 1, 2021.
***** Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.65% of the Fund’s average daily net assets per year, effective March 1, 2020, until at least March 1, 2021.
****** Pursuant to an amended and restated expense limitation agreement in existence between the Global X Russell 2000® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) will not exceed 0.60% of the Fund’s average daily net assets per year, effective March 1, 2020, until at least March 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.
SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:
	Purchases	Sales and Maturities
Global X SuperDividend® ETF	$390,234,343	$384,727,612
Global X SuperDividend® U.S. ETF	243,166,509	256,816,231
Global X MSCI SuperDividend® Emerging Markets ETF	4,351,840	3,302,046
Global X MSCI SuperDividend® EAFE ETF	1,083,154	1,278,136
Global X SuperDividend® REIT ETF	178,884,507	181,070,447
Global X SuperIncome™ Preferred ETF	86,423,038	86,444,323
Global X YieldCo & Renewable Energy Income ETF	11,197,189	6,338,452
Global X Social Media ETF	907,871	2,020,871
Global X E-commerce ETF	488,569	481,795
Global X Guru® Index ETF	33,176,734	32,673,494
Global X Scientific Beta U.S. ETF	12,494,809	12,447,829
Global X Scientific Beta Europe ETF	508,007	500,316
Global X Scientific Beta Japan ETF	286,056	308,507
Global X Scientific Beta Asia ex-Japan ETF	269,912	300,148
Global X S&P 500® Catholic Values ETF	7,326,626	6,887,541
Global X NASDAQ 100® Covered Call ETF	62,893,968	134,780,491
Global X S&P 500® Covered Call ETF	3,902,245	11,822,604
Global X Russell 2000® Covered Call ETF	554,621	1,658,514
For the period ended April 30, 2020, there were no purchases and sales of long-term U.S. Government securities.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2020, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® ETF	$49,777,191	$27,787,216	$(9,224,904)
Global X SuperDividend® U.S. ETF	89,346,049	23,401,983	1,164,382
Global X MSCI SuperDividend® Emerging Markets ETF	1,152,350	—	—
Global X MSCI SuperDividend® EAFE ETF	—	7,299,955	(733,618)
Global X SuperDividend® REIT ETF	322,100,963	89,324,465	16,612,541
Global X SuperIncome™ Preferred ETF	15,277,954	24,598,288	(2,550,720)
Global X YieldCo & Renewable Energy Income ETF	19,326,796	—	—
Global X Social Media ETF	—	10,559,714	1,966,522
Global X E-commerce ETF	6,809,040	919,339	262,959
Global X Guru® Index ETF	—	1,204,327	(262,710)
Global X Scientific Beta U.S. ETF	3,327,692	62,142,868	2,514,935
Global X Scientific Beta Europe ETF	—	—	—
Global X Scientific Beta Japan ETF	—	—	—
Global X Scientific Beta Asia ex-Japan ETF	—	—	—
Global X S&P 500® Catholic Values ETF	58,168,010	11,304,413	3,831,858
Global X NASDAQ 100® Covered Call ETF	355,259,169	44,239,657	18,049,387
Global X S&P 500® Covered Call ETF	42,683,377	43,252,692	13,206,843
Global X Russell 2000® Covered Call ETF	7,290,181	—	—
For the year or period ended October 31, 2019, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® ETF	$159,532,230	$51,670,555	$3,130,258
Global X SuperDividend® U.S. ETF	162,330,008	10,936,835	1,467,887
Global X MSCI SuperDividend® Emerging Markets ETF	4,785,344	1,348,969	204,853
Global X MSCI SuperDividend® EAFE ETF	16,543,011	3,918,835	297,261
Global X SuperDividend® REIT ETF	232,009,138	—	2,340,737
Global X SuperIncome™ Preferred ETF	35,254,234	23,945,663	421,606
Global X YieldCo & Renewable Energy Income ETF	7,668,802	1,112,529	86,352
Global X Social Media ETF	5,555,728	23,964,734	4,282,069
Global X E-commerce ETF	4,222,945	915,083	310,512
Global X Guru® Index ETF	1,570,297	9,615,875	1,456,153
Global X Scientific Beta U.S. ETF	1,688,338	36,865,680	5,531,690
Global X Scientific Beta Europe ETF	—	4,887,777	(88,518)
Global X Scientific Beta Japan ETF	—	5,420,190	93,771
Global X Scientific Beta Asia ex-Japan ETF	1,140,394	2,167,909	(137,752)
Global X S&P 500® Catholic Values ETF	125,994,006	25,909,462	7,602,498
Global X NASDAQ 100® Covered Call ETF	400,390,591	19,208,117	7,515,508
Global X S&P 500® Covered Call ETF	64,563,871	11,666,563	4,316,460
Global X Russell 2000® Covered Call ETF	6,972,490	—	—

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

4. INVESTMENT TRANSACTIONS (continued)
To the extent consistent with its investment policies, certain Funds may either purchase or write options.
When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written expose a fund to risk of loss if the value of the security declines below the strike price.
Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, the Funds, in exchange for the premium, forego the opportunity for capital appreciation above the strike price should the market of the price of the underlying security increase. Conversely, by writing a put option, the Funds, in exchange for the premium, accept the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.
When the written option expires, is terminated or is sold, the Funds will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

4. INVESTMENT TRANSACTIONS (continued)
change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations.
For the period ended April 30, 2020, the monthly average notional value of the written options contracts held by the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, and Global X Russell 2000 Covered Call ETF were $22,969,047, $1,469,841, and $344,402, respectively.
5. TAX INFORMATION
The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of April 30, 2020. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2019.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years or periods ended October 31, 2019 and October 31, 2018 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® ETF
2019	$71,080,700	$—	$10,387,010	$81,467,710
2018	65,545,294	—	5,188,066	70,733,360
Global X SuperDividend® U.S. ETF
2019	$29,513,428	$—	$5,156,842	$34,670,270
2018	22,214,715	—	3,376,555	25,591,270
Global X MSCI SuperDividend® Emerging Markets ETF
2019	$1,146,140	$—	$—	$1,146,140
2018	855,368	—	—	855,368
Global X MSCI SuperDividend® EAFE ETF
2019	$547,298	$—	$—	$547,298
2018	295,154	—	—	295,154
Global X SuperDividend® REIT ETF
2019	$7,369,085	$—	$—	$7,369,085
2018	3,906,264	—	—	3,906,264

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperIncome™ Preferred ETF
2019	$11,905,843	$—	$83,858	$11,989,701
2018	14,835,000	—	—	14,835,000
Global X YieldCo & Renewable Energy Income ETF
2019	$644,590	$—	$—	$644,590
2018	843,401	—	154,396	997,797
Global X Social Media ETF
2019	$—	$—	$—	$—
2018	2,573,545	—	—	2,573,545
Global X E-commerce ETF
2019	$—	$—	$—	$—
Global X Guru® Index ETF
2019	$310,767	$—	$82,434	$393,201
2018	302,653	—	—	302,653
Global X Scientific Beta U.S. ETF
2019	$3,062,493	$—	$—	$3,062,493
2018	1,913,894	—	—	1,913,894
Global X Scientific Beta Europe ETF
2019	$423,851	$—	$—	$423,851
2018	494,437	—	—	494,437
Global X Scientific Beta Japan ETF
2019	$176,524	$—	$—	$176,524
2018	339,465	—	—	339,465
Global X Scientific Beta Asia ex-Japan ETF
2019	$210,319	$—	$—	$210,319
2018	167,280	—	—	167,280
Global X S&P 500® Catholic Values ETF
2019	$4,530,406	$187,691	$—	$4,718,097
2018	1,665,617	23,055	—	1,688,672
Global X NASDAQ 100® Covered Call ETF
2019	$40,380,150	$2,101,875	$12,331,150	$54,813,175
2018	8,264,567	795,059	17,698,697	26,758,323
Global X S&P 500® Covered Call ETF
2019	$4,867,892	$582,508	$780,262	$6,230,662
2018	1,551,694	330,858	3,049,443	4,931,995
Global X Russell 2000 Covered Call ETF
2019	$158,257	$99,323	$—	$257,580

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
As of October 31, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® EAFE ETF
Undistributed Ordinary Income	$–	$–	$153,453	$34,602
Capital Loss Carryforwards	(281,822,507)	(54,987,089)	(3,672,269)	(422,592)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(43,291,328)	5,740,654	(93,917)	454,785
Other Temporary Differences	37,131	7	–	(3)
Total Distributable Earnings (Accumulated Losses)	$(325,076,704)	$(49,246,428)	$(3,612,733)	$66,792

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF	Global X YieldCo & Renewable Energy Income ETF	Global X Social Media ETF
Undistributed Ordinary Income	$–	$–	$23,496	$–
Capital Loss Carryforwards	(1,523,254)	(58,493,702)	(831,842)	(30,480,743)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(12,236,773)	2,857,547	2,598,592	85,867
Late Year Loss Deferral	–	–	–	(414,750)
Other Temporary Differences	(658,111)	(242,869)	–	–
Total Distributable Earnings (Accumulated Losses)	$(14,418,138)	$(55,879,024)	$1,790,246	$(30,809,626)

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)

	Global X Fund
	Global X E-commerce ETF	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Undistributed Ordinary Income	$–	$–	$584,800	$28,792
Capital Loss Carryforwards	(956)	(22,227,150)	(5,933,099)	(1,022,121)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(98,569)	5,906,661	10,024,311	(183,104)
Late Year Loss Deferral	(4,913)	–	–	–
Other Temporary Differences	(1)	(3)	2	(12)
Total Distributable Earnings (Accumulated Losses)	$(104,439)	$(16,320,492)	$4,676,014	$(1,176,445)

	Global X Funds
	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X S&P 500® Catholic Values ETF	Global X NASDAQ 100® Covered Call ETF
Undistributed Ordinary Income	$59,854	$57,849	$1,501,864	$–
Undistributed Long-Term Capital Gain	–	–	109,497	–
Capital Loss Carryforwards	(673,928)	(506,863)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(91,398)	(81,330)	34,405,428	–
Other Temporary Differences	(9)	–	3	7
Total Distributable Earnings (Accumulated Losses)	$(705,481)	$(530,344)	$36,016,792	$7

	Global X Funds
	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Undistributed Ordinary Income	$–	$–
Undistributed Long-Term Capital Gain	–	74,655
Unrealized Appreciation on Investments and Foreign Currency	–	93,152
Other Temporary Differences	26,492	(124,812)
Total Distributable Earnings	$26,492	$42,995

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® ETF	$113,887,686	$167,934,821	$281,822,507
Global X SuperDividend® U.S. ETF	54,987,089	—	54,987,089
Global X MSCI SuperDividend® Emerging Markets ETF	2,830,905	841,364	3,672,269
Global X MSCI SuperDividend® EAFE ETF	115,549	307,043	422,592
Global X SuperIncome™ Preferred ETF	15,368,042	43,125,660	58,493,702
Global X YieldCo & Renewable Energy Income ETF	151,818	680,024	831,842
Global X Social Media ETF	9,904,721	20,576,022	30,480,743
Global X E-commerce ETF	956	—	956
Global X Guru® Index ETF	22,227,150	—	22,227,150
Global X Scientific Beta U.S. ETF	5,810,669	122,430	5,933,099
Global X Scientific Beta Europe ETF	753,064	269,057	1,022,121
Global X Scientific Beta Japan ETF	491,326	182,602	673,928
Global X Scientific Beta Asia ex-Japan ETF	384,751	122,112	506,863

During the year ended October 31, 2019, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® U.S. ETF	$—	$6,609,240	$6,609,240
Global X SuperIncome™ Preferred ETF	56,496	—	56,496
Global X YieldCo & Renewable Energy Income ETF	385,282	—	385,282
Global X Social Media ETF	337,457	—	337,457
Global X Guru® Index ETF	342,150	—	342,150
Global X Scientific Beta U.S. ETF	—	172,383	172,383
Global X NASDAQ 100® Covered Call ETF	4,403,752	—	4,403,752

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2020 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$966,248,809	$5,367,841	$(357,512,279)	$(352,144,438)
Global X SuperDividend® U.S. ETF	566,862,935	9,515,227	(157,314,890)	(147,799,663)
Global X MSCI SuperDividend® Emerging Markets ETF	19,153,055	818,576	(4,967,391)	(4,148,815)
Global X MSCI SuperDividend® EAFE ETF	9,499,199	56,219	(2,645,359)	(2,589,140)
Global X SuperDividend® REIT ETF	564,020,885	138,551	(251,598,521)	(251,491,970)
Global X SuperIncome™ Preferred ETF	175,855,287	2,276,122	(8,251,729)	(5,975,607)
Global X YieldCo & Renewable Energy Income ETF	47,302,477	1,861,461	(3,164,601)	(1,303,140)
Global X Social Media ETF	123,606,502	23,548,462	(15,333,350)	8,215,112
Global X E-commerce ETF	9,712,926	1,140,677	(555,413)	585,264
Global X Guru® Index ETF	49,550,752	6,689,519	(5,914,911)	774,608
Global X Scientific Beta U.S. ETF	33,680,145	1,931,188	(5,677,113)	(3,745,925)
Global X Scientific Beta Europe ETF	5,052,946	231,879	(1,161,585)	(929,706)
Global X Scientific Beta Japan ETF	2,823,127	116,443	(560,968)	(444,525)
Global X Scientific Beta Asia ex-Japan ETF	2,389,375	68,156	(499,305)	(431,149)
Global X S&P 500® Catholic Values ETF	290,819,951	46,797,198	(25,184,419)	21,612,779
Global X NASDAQ 100® Covered Call ETF	753,515,315	216,733,210	(13,300,481)	203,432,729
Global X S&P 500® Covered Call ETF	109,871,586	11,148,516	(11,747,735)	(599,219)
Global X Russell 2000 Covered Call ETF	14,826,110	–	(1,981,315)	(1,981,315)

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.
6. CONCENTRATION OF RISKS
The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of United States securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

6. CONCENTRATION OF RISKS (continued)
Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
Except for the Global X Russell 2000® Covered Call Fund, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indices).
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2020, the value of securities on loan was $47,494,529, $26,520,238, $11,172,668 and $7,044,337 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF and Global X Social Media ETF, respectively, and the cash collateral received from securities on loan was $50,159,529, $28,724,281, $12,140,621 and $13,222,313 for Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF and Global X Social Media ETF, respectively.
As of April 30, 2020, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays Capital	$2,334,549	$2,425,785
BNP Prime Brokerage	2,399,711	2,632,049
BOFA Securities, Inc.	7,395,133	7,739,895
Citigroup	6,567,155	6,956,614
Credit Suisse	991,267	1,056,877
Goldman Sachs & Co.	14,997,673	15,676,766
JPMorgan	7,977,344	8,552,377
Morgan Stanley	4,794,915	5,080,331
National Financial Services	150	159
Scotia Capital	21,068	21,620
UBS Securities LLC	15,186	16,656
Wells Fargo Securities, LLC	376	400
Global X SuperDividend® U.S. ETF
Barclays Capital	6,484,339	6,761,475
BOFA Securities, Inc.	3,852,811	4,017,479
Goldman Sachs & Co.	2,502,925	2,605,070
JPMorgan	4,709,385	5,887,200
Morgan Stanley	5,126,877	5,415,415
National Financial Services	3,129,142	3,271,880
UBS AG	642,802	690,797
UBS Securities LLC	71,957	74,965

Notes to Financial Statements (unaudited) (continued)
April 30, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)

Global X SuperDividend® REIT ETF
BOFA Securities, Inc.	$4,427,340	$4,859,000
Goldman Sachs & Co.	4,086,230	4,390,412
National Financial Services	2,420,100	2,631,349
Scotia Capital	238,998	259,860
Global X Social Media ETF
Barclays Capital	1,266,376	1,336,968
BOFA Securities, Inc.	-	273,226
Citigroup	308	325
Credit Suisse	-	3,726,266
Goldman Sachs & Co.	5,492,901	6,687,388
Morgan Stanley	284,752	1,198,139

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to RICs were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

Notes to Financial Statements (unaudited) (concluded)
April 30, 2020

10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
11. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from the Funds’ gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 through April 30, 2020).
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$630.50	0.59%	$2.39
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$675.10	0.46%	$1.92
Hypothetical 5% Return	1,000.00	1,022.58	0.46	2.31

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$779.20	0.67%	$2.96
Hypothetical 5% Return	1,000.00	1,021.53	0.67	3.37

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$737.30	0.56%	$2.42
Hypothetical 5% Return	1,000.00	1,022.08	0.56	2.82

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$496.50	0.59%	$2.20
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$932.30	0.58%	$2.79
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.92

Global X YieldCo & Renewable Energy Income ETF
Actual Fund Return	$1,000.00	$968.40	0.66%	$3.23
Hypothetical 5% Return	1,000.00	1,021.58	0.66	3.32

Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,076.80	0.65%	$3.36
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$1,066.80	0.53%	$2.72
Hypothetical 5% Return	1,000.00	1,022.23	0.53	2.66

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$926.90	0.75%	$3.59
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77

Global X Scientific Beta U.S. ETF
Actual Fund Return	$1,000.00	$898.00	0.19%	$0.90
Hypothetical 5% Return	1,000.00	1,023.92	0.19	0.96

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$838.90	0.38%	$1.74
Hypothetical 5% Return	1,000.00	1,022.97	0.38	1.91

Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$859.90	0.38%	$1.76
Hypothetical 5% Return	1,000.00	1,022.97	0.38	1.91

Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$826.50	0.38%	$1.73
Hypothetical 5% Return	1,000.00	1,022.97	0.38	1.91

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$968.20	0.29%	$1.42
Hypothetical 5% Return	1,000.00	1,023.42	0.29	1.46

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$917.20	0.76%	$3.62
Hypothetical 5% Return	1,000.00	1,021.08	0.76	3.82

Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$858.90	0.78%	$3.61
Hypothetical 5% Return	1,000.00	1,020.99	0.78	3.92

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$759.40	0.66%	$2.89
Hypothetical 5% Return	1,000.00	1,021.58	0.66	3.32

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period), unless otherwise noted.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held in person on November 15, 2019, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and

Approval of Investment Advisory Agreement (unaudited)

the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. The Board examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of pertinent indexes.
The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the

Approval of Investment Advisory Agreement (unaudited)

various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at competitive levels to make the Renewal Funds viable in the marketplace; and

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (unaudited)

Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0900

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date:  July 8, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date:  July 8, 2020
/s/ Chang Kim
By (Signature and Title)*	Chang Kim
Chief Financial Officer

Date:  July 8, 2020
*     Print the name and title of each signing officer under his or her signature.